UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03833-01

MainStay VP Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 576-7000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1. Schedule of Investments.

The schedule of investments for the period ended March 31, 2017 is filed herewith.

MainStay VP Absolute Return Multi-Strategy Portfolio

Consolidated Portfolio of Investments March 31, 2017 (Unaudited)

		Principal
		Amount		Value
	Long-Term Bonds 15.4% †
	Corporate Bonds 10.0%
	Apparel 0.1%
	Hanesbrands Finance Luxembourg SCA
	Series Reg S
	3.50%, due 6/15/24	EUR	420,000	$458,979

	Auto Parts & Equipment 1.0%
	Adient Global Holdings, Ltd.
	Series Reg S
	3.50%, due 8/15/24		900,000	966,313
	Federal-Mogul Holdings LLC
	Series Reg S
	4.875%, due 4/15/22		410,000	434,436
	Goodyear Tire & Rubber Co.
	4.875%, due 3/15/27		$575,000	575,000
	IHO Verwaltungs GmbH
	Series Reg S
	3.25%, due 9/15/23 (4.00% PIK) (a)	EUR	400,000	436,940
	Series Reg S
	3.75%, due 9/15/26 (4.50% PIK) (a)		800,000	866,668
	Lear Corp.
	4.75%, due 1/15/23		$1,005,000	1,041,038
	Tenneco, Inc.
	5.00%, due 7/15/26		141,000	138,091
	ZF North America Capital, Inc.
	4.50%, due 4/29/22 (b)		1,450,000	1,509,812
				5,968,298
	Banks 0.4%
	Bank of America Corp.
	4.20%, due 8/26/24		295,000	300,404
	5.625%, due 7/1/20		275,000	301,604
	Citigroup, Inc.
	4.60%, due 3/9/26		250,000	256,730
	Goldman Sachs Group, Inc.
	5.375%, due 3/15/20		255,000	276,440
	6.75%, due 10/1/37		260,000	320,824
	Morgan Stanley
	5.00%, due 11/24/25		285,000	306,028
	5.50%, due 1/26/20		250,000	271,240
				2,033,270
	Beverages 0.4%
	Constellation Brands, Inc.
	7.25%, due 5/15/17		1,700,000	1,709,445
	Cott Beverages, Inc.
	6.75%, due 1/1/20		750,000	775,313
				2,484,758
	Building Materials 0.4%
¤	Cemex Finance LLC
	Series Reg S
	9.375%, due 10/12/22		1,950,000	2,106,975
	Cemex SAB de CV
	Series Reg S
	4.375%, due 3/5/23	EUR	400,000	447,843
				2,554,818
	Chemicals 0.1%
	Axalta Coating Systems LLC
	Series Reg S
	4.25%, due 8/15/24		250,000	283,743

	Commercial Services 0.2%
	Nassa Topco AS
	Series Reg S
	2.875%, due 4/6/24		160,000	172,376
	Nielsen Co. Luxembourg S.A.R.L.
	5.50%, due 10/1/21 (b)		$650,000	675,188
				847,564
	Distribution & Wholesale 0.3%
	Rexel S.A.
	Series Reg S
	2.625%, due 6/15/24	EUR	200,000	210,146
	Rexel S.A.
	Series Reg S
	3.25%, due 6/15/22		670,000	739,772
	VWR Funding, Inc.
	Series Reg S
	4.625%, due 4/15/22		425,000	470,127
				1,420,045
	Electric 0.6%
	EDP Finance B.V.
	Series Reg S
	6.00%, due 2/2/18		$800,000	823,520
¤	Enel S.p.A.
	8.75%, due 9/24/73 (b)(c)		400,000	460,000
	Gas Natural Fenosa Finance B.V.
	Series Reg S
	4.125%, due 11/29/49 (c)	EUR	1,400,000	1,551,767
	Tennet Holding B.V.
	Series Reg S
	2.995%, due 12/31/99 (c)		320,000	340,293
				3,175,580
	Engineering & Construction 0.1%
	SPIE S.A.
	Series Reg S
	3.125%, due 3/22/24		600,000	647,089

	Entertainment 0.0%‡
	Isle of Capri Casinos, Inc.
	5.875%, due 3/15/21		$240,000	247,536

	Food 0.4%
	Barry Callebaut Services N.V.
	Series Reg S
	2.375%, due 5/24/24	EUR	100,000	109,094
	5.50%, due 6/15/23 (b)		$200,000	214,582
	Kraft Heinz Foods Co.
	2.80%, due 7/2/20		300,000	304,085
	Post Holdings, Inc.
	7.75%, due 3/15/24 (b)		900,000	992,439
	Tyson Foods, Inc.
	3.95%, due 8/15/24		490,000	499,686
				2,119,886
	Food Services 0.2%
	Aramark International Finance S.A.R.L
	Series Reg S
	3.125%, due 4/1/25	EUR	200,000	216,134
	Aramark Services, Inc.
	5.125%, due 1/15/24		$1,000,000	1,048,750
				1,264,884
	Forest Products & Paper 0.1%
	Smurfit Kappa Acquisitions Unlimited Co.
	Series Reg S
	2.375%, due 2/1/24	EUR	460,000	493,795
	Series Reg S
	2.75%, due 2/1/25		200,000	217,947
				711,742
	Health Care - Products 0.3%
	Boston Scientific Corp.
	2.85%, due 5/15/20		$480,000	486,661
	Hologic, Inc.
	5.25%, due 7/15/22 (b)		1,220,000	1,279,475
				1,766,136
	Health Care - Services 0.4%
	Fresenius Medical Care U.S. Finance II, Inc.
	4.75%, due 10/15/24 (b)		420,000	426,300
	HCA, Inc.
	5.875%, due 3/15/22		1,000,000	1,100,000
	Laboratory Corporation of America Holdings
	2.625%, due 2/1/20		480,000	482,531
				2,008,831
	Home Builders 0.1%
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
	5.875%, due 6/15/24		250,000	257,500

	Household Products & Wares 0.2%
	Spectrum Brands, Inc.
	Series Reg S
	4.00%, due 10/1/26	EUR	1,000,000	1,096,632
	6.625%, due 11/15/22		$201,000	211,804
				1,308,436
	Housewares 0.0%‡
	Newell Brands, Inc.
	5.00%, due 11/15/23		105,000	112,525

	Internet 0.1%
	Symantec Corp.
	3.95%, due 6/15/22		100,000	100,437
	United Group B.V.
	Series Reg S
	7.875%, due 11/15/20	EUR	400,000	444,002
				544,439
	Lodging 0.2%
	Hilton Domestic Operating Co., Inc.
	4.25%, due 9/1/24 (b)		$850,000	839,375
	NH Hotel Group S.A.
	Series Reg S
	3.75%, due 10/1/23	EUR	300,000	332,703
				1,172,078
	Media 1.0%
	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.875%, due 4/1/24 (b)		$200,000	211,000
	5.875%, due 5/1/27 (b)		525,000	551,250
	Nielsen Finance LLC / Nielsen Finance Co.
	5.00%, due 4/15/22 (b)		950,000	971,375
	SFR Group S.A.
	6.00%, due 5/15/22 (b)		800,000	829,000
	Sirius XM Radio, Inc.
	5.375%, due 4/15/25 (b)		75,000	76,762
	5.375%, due 7/15/26 (b)		100,000	102,250
	5.75%, due 8/1/21 (b)		900,000	935,100
	6.00%, due 7/15/24 (b)		260,000	278,525
	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
	5.50%, due 1/15/23 (b)		200,000	207,978
	Virgin Media Secured Finance PLC
	5.50%, due 1/15/25 (b)		850,000	867,000
	Ziggo Secured Finance B.V.
	Series Reg S
	4.25%, due 1/15/27	EUR	800,000	889,217
				5,919,457
	Miscellaneous - Manufacturing 0.0%‡
	Bombardier, Inc.
	8.75%, due 12/1/21 (b)		$110,000	120,450

	Oil & Gas 0.0%‡
	Newfield Exploration Co.
	5.75%, due 1/30/22		200,000	212,250

	Packaging & Containers 0.7%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
	6.75%, due 1/31/21 (b)		200,000	206,880
	Ball Corp.
	4.375%, due 12/15/23	EUR	1,500,000	1,770,541
	Crown European Holdings S.A.
	Series Reg S
	2.625%, due 9/30/24		660,000	689,929
	Sealed Air Corp.
	4.875%, due 12/1/22 (b)		$1,450,000	1,510,711
				4,178,061
	Pharmaceuticals 0.1%
	AbbVie, Inc.
	2.50%, due 5/14/20		480,000	483,273

	Pipelines 0.0%‡
	Sabine Pass Liquefaction LLC
	4.20%, due 3/15/28 (b)		223,000	220,282

	Private Equity 0.0%‡
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22		240,000	243,600

	Real Estate Investment Trusts 0.2%
	Equinix, Inc.
	5.375%, due 1/1/22		300,000	315,750
	5.375%, due 4/1/23		170,000	177,012
	5.75%, due 1/1/25		608,000	642,960
				1,135,722
	Retail 1.2%
¤	B.C. ULC / New Red Finance, Inc.
	4.625%, due 1/15/22 (b)		2,000,000	2,047,500
	AutoNation, Inc.
	3.35%, due 1/15/21		400,000	404,729
¤	Dollar Tree, Inc.
	5.75%, due 3/1/23		1,730,000	1,842,450
	Douglas GmbH
	Series Reg S
	6.25%, due 7/15/22	EUR	100,000	115,748
	Dufry Finance SCA
	Series Reg S
	4.50%, due 7/15/22		350,000	389,189
	Groupe Fnac S.A.
	Series Reg S
	3.25%, due 9/30/23		350,000	381,818
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
	5.00%, due 6/1/24 (b)		$800,000	817,000
	5.25%, due 6/1/26 (b)		440,000	447,700
	Mobilux Finance SAS
	Series Reg S
	5.50%, due 11/15/24	EUR	320,000	348,232
				6,794,366
	Semiconductors 0.3%
	NXP B.V. / NXP Funding LLC
	3.875%, due 9/1/22 (b)		$1,395,000	1,426,387

	Software 0.2%
	Quintiles IMS, Inc.
	Series Reg S
	3.25%, due 3/15/25	EUR	1,000,000	1,059,192

	Telecommunications 0.7%
	Nokia OYJ
	Series Reg S
	2.00%, due 3/15/24		420,000	441,971
	Sprint Communications, Inc.
	9.00%, due 11/15/18 (b)		$750,000	816,562
	T-Mobile USA, Inc.
	6.25%, due 4/1/21		140,000	144,375
	6.375%, due 3/1/25		235,000	253,213
	6.731%, due 4/28/22		1,350,000	1,396,710
	Telecom Italia Capital S.A.
	6.999%, due 6/4/18		250,000	262,812
	Telefonica Europe B.V.
	Series Reg S
	3.75%, due 12/29/49 (c)	EUR	600,000	641,680
	Series Reg S
	4.20%, due 12/29/49 (c)		200,000	223,015
				4,180,338
	Total Corporate Bonds
	(Cost $57,257,125)			57,361,515

	Foreign Bonds 5.4%
	Austria 0.1%
	Sappi Papier Holding GmbH
	Series Reg S
	4.00%, due 4/1/23		300,000	334,535

	Belgium 0.1%
	Ontex Group N.V.
	Series Reg S
	4.75%, due 11/15/21		530,000	590,847

	France 1.8%
	Accor S.A.
	Series Reg S
	4.125%, due 6/30/49 (c)		800,000	876,739
	Cerba HealthCare S.A.S.
	Series Reg S
	7.00%, due 2/1/20		1,500,000	1,631,180
	Crown European Holdings S.A.
	Series Reg S
	3.375%, due 5/15/25		750,000	810,588
	HomeVi S.A.S.
	Series Reg S
	6.875%, due 8/15/21		180,000	201,231
	La Financiere Atalian S.A.S.
	Series Reg S
	7.25%, due 1/15/20		650,000	721,434
	Orange S.A.
	Series Reg S
	5.75%, due 10/29/49 (c)	GBP	250,000	336,717
	Series Reg S
	5.875%, due 2/28/49 (c)		150,000	203,909
	PSA Tresorerie GIE
	6.00%, due 9/19/33	EUR	250,000	320,849
	Rexel S.A.
	Series Reg S
	3.50%, due 6/15/23		850,000	940,784
	Solvay Finance S.A.
	Series Reg S
	5.869%, due 12/29/49 (c)		1,050,000	1,268,558
	Tereos Finance Groupe I S.A.
	Series Reg S
	4.125%, due 6/16/23		600,000	651,441
	TOTAL S.A.
	Series Reg S
	2.708%, due 12/29/49 (c)		270,000	286,149
	Series Reg S
	3.369%, due 12/29/49 (c)		100,000	105,602
	Series Reg S
	3.875%, due 12/29/49 (c)		500,000	566,134
	Veolia Environnement S.A.
	Series Reg S
	4.85%, due 1/29/49 (c)	GBP	1,200,000	1,547,833
				10,469,148
	Germany 1.1%
	Kirk Beauty One GmbH
	Series Reg S
	8.75%, due 7/15/23	EUR	450,000	527,346
	Techem Energy Metering Service GmbH & Co. KG
	Series Reg S
	7.875%, due 10/1/20		1,350,000	1,498,766
	Trionista Holdco GmbH
	Series Reg S
	5.00%, due 4/30/20		400,000	433,692
	Trionista TopCo GmbH
	Series Reg S
	6.875%, due 4/30/21		1,000,000	1,108,352
	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
	Series Reg S
	5.125%, due 1/21/23		285,930	318,688
	Series Reg S
	5.50%, due 9/15/22		688,500	766,060
	Vonovia Finance B.V.
	Series Reg S
	4.625%, due 4/8/74 (c)		1,400,000	1,574,917
				6,227,821
	Ireland 0.1%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
	Series Reg S
	4.125%, due 5/15/23		110,000	123,814
	Series Reg S
	4.25%, due 1/15/22		157,792	173,174
				296,988
	Italy 0.4%
¤	Enel S.p.A.
	Series Reg S
	6.50%, due 1/10/74 (c)		620,000	713,562
	Series Reg S
	7.75%, due 9/10/75 (c)	GBP	650,000	903,968
	LKQ Italia Bondco S.p.A.
	Series Reg S
	3.875%, due 4/1/24	EUR	750,000	843,241
				2,460,771
	Luxembourg 0.5%
	Dufry Finance SCA
	Series Reg S
	4.50%, due 8/1/23		800,000	914,162
	Gestamp Funding Luxembourg S.A.
	Series Reg S
	3.50%, due 5/15/23		200,000	221,980
¤	Telenet Finance V Luxembourg SCA
	Series Reg S
	6.25%, due 8/15/22		1,750,000	1,959,236
				3,095,378
	Netherlands 0.6%
	Grupo Antolin Dutch B.V.
	Series Reg S
	4.75%, due 4/1/21		100,000	109,302
	Iberdrola International B.V.
	Series Reg S
	5.75%, due 2/27/49 (c)		300,000	335,178
	InterXion Holding N.V.
	Series Reg S
	6.00%, due 7/15/20		900,000	1,002,749
	LGE HoldCo VI B.V.
	Series Reg S
	7.125%, due 5/15/24		865,000	1,036,976
	Telefonica Europe B.V.
	Series Reg S
	5.00%, due 3/31/49 (c)		600,000	676,469
				3,160,674
	Spain 0.0%‡
	Cellnex Telecom S.A.
	Series Reg S
	2.375%, due 1/16/24		100,000	107,504

	Sweden 0.2%
	Verisure Holding AB
	Series Reg S
	6.00%, due 11/1/22		1,200,000	1,382,253

	United Kingdom 0.5%
	Alliance Automotive Finance PLC
	Series Reg S
	6.25%, due 12/1/21		560,000	633,700
	Synlab Bondco PLC
	Series Reg S
	6.25%, due 7/1/22		1,500,000	1,723,335
	Worldpay Finance PLC
	Series Reg S
	3.75%, due 11/15/22		700,000	802,394
				3,159,429
	Total Foreign Bonds
	(Cost $31,895,516)			31,285,348
	Total Long-Term Bonds
	(Cost $89,152,641)			88,646,863

			Shares
		Common Stocks 30.8%
		Advertising 0.1%
		IPSOS (d)	8,520	264,494

		Aerospace & Defense 0.2%
		Spirit AeroSystems Holdings, Inc. Class A (d)	10,700	619,744
		Zodiac Aerospace	15,654	391,608
				1,011,352
		Airlines 0.2%
		Air France-KLM (d)(e)	68,699	520,199
		Deutsche Lufthansa A.G. Registered (d)	42,562	690,158
				1,210,357
		Apparel 0.2%
		Michael Kors Holdings, Ltd. (d)(e)	17,900	682,169
		Skechers U.S.A., Inc. Class A (d)(e)	25,400	697,230
				1,379,399
		Auto Manufacturers 0.3%
		Fiat Chrysler Automobiles N.V. (d)(e)	59,760	653,458
		Peugeot S.A. (d)(e)	31,627	636,836
		Wabash National Corp. (d)	26,600	550,354
				1,840,648
		Auto Parts & Equipment 0.5%
		American Axle & Manufacturing Holdings, Inc. (d)(e)	12,200	229,116
		Grammer A.G.	5,275	324,249
		Haldex AB	123,864	1,648,405
		Titan International, Inc. (d)	34,700	358,798
				2,560,568
		Banks 1.2%
		Banco BPM S.p.A.	167,575	496,620
		BGEO Group PLC (d)	11,167	450,795
		CaixaBank S.A.	170,318	732,050
		Customers Bancorp, Inc. (d)(e)	15,600	491,868
		Deutsche Pfandbriefbank A.G. (b)(d)	31,866	396,208
		First BanCorp (d)(e)	32,700	184,755
		Franklin Financial Network, Inc. (d)(e)	9,300	360,375
		Mediobanca S.p.A. (d)	74,707	673,443
		OFG Bancorp (d)	28,400	335,120
		OneSavings Bank PLC	66,656	337,561
		Opus Bank (d)	26,400	531,960
		Shawbrook Group PLC (b)(e)	76,723	326,156
		Societe Generale S.A. (d)	13,086	663,805
		UniCredit S.p.A.	56,484	870,715
		Virgin Money Holdings UK PLC	68,745	276,135
				7,127,566
		Beverages 0.1%
		Coca-Cola Bottling Co. Consolidated (d)	1,900	391,438

		Building Materials 0.3%
		Builders FirstSource, Inc. (d)(e)	36,600	545,340
		Buzzi Unicem S.p.A.	28,986	418,997
		CSR, Ltd.	161,356	555,975
		Ibstock PLC (b)	77,369	201,238
		Inwido AB	4,543	54,755
		Polypipe Group PLC	21,869	104,393
				1,880,698
		Chemicals 1.3%
		Borregaard ASA	4,310	48,314
		Chemours Co. (d)	16,500	635,250
		Covestro A.G. (b)(d)	8,802	677,580
		Huntsman Corp. (d)	17,900	439,266
		Koppers Holdings, Inc. (d)(e)	8,000	338,800
		Lenzing A.G. (d)	1,629	273,967
		Monsanto Co.	15,770	1,785,164
		Mosaic Co. (d)	22,500	656,550
		Rayonier Advanced Materials, Inc. (d)	14,900	200,405
		Syngenta A.G. Registered	1,863	822,276
¤		Valspar Corp.	16,317	1,810,208
				7,687,780
		Coal 0.1%
		Whitehaven Coal, Ltd. (e)	273,644	625,101

		Commercial Services 1.2%
		American Public Education, Inc. (d)(e)	9,800	224,420
		Avis Budget Group, Inc. (d)(e)	20,100	594,558
		Barrett Business Services, Inc. (d)	600	32,772
		Booz Allen Hamilton Holding Corp. (d)	14,500	513,155
		G4S PLC	175,315	668,402
		Insperity, Inc. (d)	3,100	274,815
		K12, Inc. (d)(e)	30,400	582,160
		ManpowerGroup, Inc. (d)	6,600	676,962
¤		MoneyGram International, Inc. (e)	110,000	1,849,100
		Quad / Graphics, Inc. (d)	21,000	530,040
		TrueBlue, Inc. (d)(e)	20,600	563,410
		United Rentals, Inc. (d)(e)	700	87,535
				6,597,329
		Computers 0.8%
		Brocade Communications Systems, Inc.	71,558	893,044
		Computer Sciences Corp. (d)	7,200	496,872
		CSRA, Inc. (d)	23,000	673,670
		DST Systems, Inc. (d)	5,500	673,750
		Logitech International S.A. Registered (d)	18,982	603,581
		NCR Corp. (d)(e)	13,400	612,112
		Teradata Corp. (d)(e)	16,000	497,920
				4,450,949
		Cosmetics & Personal Care 0.1%
		Oriflame Holding A.G.	13,153	526,375

		Distribution & Wholesale 0.3%
		D'ieteren S.A.	8,566	401,167
		Entertainment One, Ltd.	170,986	524,003
		Veritiv Corp. (d)(e)	2,100	108,780
		WESCO International, Inc. (d)(e)	9,500	660,725
				1,694,675
		Diversified Financial Services 0.0%‡
		International Personal Finance PLC	19,131	39,250

		Electric 0.0%‡
		ACEA S.p.A	464	6,316

		Electrical Components & Equipment 0.1%
		General Cable Corp. (d)	33,500	601,325

		Electronics 0.5%
		El.En. S.p.A	6,323	186,037
		Electrocomponents PLC (d)	49,169	291,633
		Jabil Circuit, Inc. (d)	24,900	720,108
		Mycronic AB	34,637	354,656
		Stoneridge, Inc. (d)(e)	24,300	440,802
		TTM Technologies, Inc. (d)(e)	33,900	546,807
		Venture Corp., Ltd.	50,800	416,539
				2,956,582
		Energy - Alternate Sources 0.1%
		Vestas Wind Systems A/S (d)	8,825	717,531

		Engineering & Construction 0.5%
		AF AB Class B	99	2,046
		Astaldi S.p.A.	29,956	200,051
		Bouygues S.A.	21,357	869,310
		Carillion PLC	186,694	521,617
		CIMIC Group, Ltd.	15,388	422,408
		Downer EDI, Ltd.	99,639	440,759
		HOCHTIEF A.G. (d)	205	33,887
		Monadelphous Group, Ltd.	36,051	339,605
				2,829,683
		Entertainment 0.1%
		Genting Singapore PLC	936,700	683,014

		Environmental Controls 0.0%‡
		CECO Environmental Corp. (d)	17,700	186,027

		Finance - Commercial 0.0%‡
		Banca IFIS S.p.A.	745	28,556

		Finance - Consumer Loans 0.2%
		Aldermore Group PLC (e)	153,210	427,872
		Enova International, Inc. (d)(e)	35,500	527,175
		World Acceptance Corp. (d)(e)	7,000	362,460
				1,317,507
		Finance - Investment Banker/Broker 0.3%
		GAIN Capital Holdings, Inc. (d)	28,100	234,073
		INTL. FCStone, Inc. (d)(e)	11,700	444,132
		Investment Technology Group, Inc. (d)	20,000	405,000
		LPL Financial Holdings, Inc. (d)	16,700	665,161
				1,748,366
		Finance - Mortgage Loan/Banker 0.1%
		Paragon Group of Cos. PLC (d)	58,363	305,508

		Finance - Other Services 0.1%
		Deutsche Boerse A.G.	3,986	366,460

		Food 0.7%
		Austevoll Seafood ASA	50,825	372,921
		Bega Cheese, Ltd.	22,116	106,956
		Casino Guichard Perrachon S.A.	6,734	376,648
		Norway Royal Salmon ASA	6,697	111,536
		Pilgrim's Pride Corp. (d)	31,000	697,655
		Salmar ASA (d)	9,757	210,453
		Tyson Foods, Inc. Class A (d)	10,500	647,955
		WhiteWave Foods Co. (e)	30,038	1,686,634
				4,210,758
		Forest Products & Paper 0.0%‡
		Altri SGPS S.A.	2,753	12,306

		Gas 0.2%
		Western Gas Equity Partners, L.P.	26,400	1,217,040

		Health Care - Products 1.0%
		Accuray, Inc. (e)	45,500	216,125
		Alere, Inc. (d)(e)	16,900	671,437
		AngioDynamics, Inc. (d)(e)	26,500	459,775
		Bruker Corp. (d)	28,000	653,240
		Intersect ENT, Inc. (d)(e)	8,800	150,920
		LeMaitre Vascular, Inc. (d)	20,400	502,452
		Natus Medical, Inc. (d)(e)	1,900	74,575
		OraSure Technologies, Inc. (d)(e)	47,400	612,882
		Orthofix International N.V. (d)(e)	15,600	595,140
		VWR Corp. (d)(e)	23,500	662,700
		Zeltiq Aesthetics, Inc. (e)	23,034	1,280,921
				5,880,167
		Health Care - Services 0.4%
		Centene Corp. (d)(e)	9,400	669,844
		Civitas Solutions, Inc. (d)(e)	2,100	38,535
		Estia Health, Ltd.	86,943	205,251
		Magellan Health, Inc. (d)(e)	1,000	69,050
		Molina Healthcare, Inc. (d)(e)	11,600	528,960
		Natera, Inc. (d)(e)	4,700	41,689
		Triple-S Management Corp. Class B (e)	15,200	267,064
		WellCare Health Plans, Inc. (d)(e)	4,500	630,945
				2,451,338
		Holding Company - Diversified 0.1%
		Seven Group Holdings, Ltd.	72,516	593,358

		Home Builders 0.3%
		Barratt Developments PLC (d)	45,906	314,323
		Beazer Homes USA, Inc. (d)(e)	38,400	465,792
		Persimmon PLC (d)	22,618	593,400
		Redrow PLC (d)	61,352	392,026
				1,765,541
		Home Furnishing 0.0%‡
		Flexsteel Industries, Inc. (d)	700	35,280
		Hooker Furniture Corp. (d)	5,400	167,670
		La-Z-Boy, Inc. (d)	600	16,200
				219,150
		Household Products & Wares 0.2%
		Central Garden & Pet Co. Class A (d)(e)	16,300	565,936
		Henkel A.G. & Co. KGaA	6,763	751,418
				1,317,354
		Housewares 0.0%‡
		NACCO Industries, Inc. Class A (d)	2,700	188,460

		Insurance 0.5%
		Aegon N.V. (d)	115,211	586,390
		Assicurazioni Generali S.p.A. (d)	43,677	694,260
		NN Group N.V. (d)	20,360	662,135
		Old Mutual PLC	238,799	600,178
				2,542,963
		Internet 0.8%
		1-800-Flowers.com, Inc. Class A (d)(e)	27,600	281,520
		Bankrate, Inc. (d)(e)	15,800	152,470
		Blucora, Inc. (d)(e)	8,700	150,510
		Endurance International Group Holdings, Inc. (d)(e)	7,000	54,950
		GoDaddy, Inc. Class A (d)(e)	17,900	678,410
		Groupon, Inc. (e)	161,500	634,695
		Overstock.com, Inc. (d)(e)	12,500	215,000
		RetailMeNot, Inc. (d)(e)	59,600	482,760
		Rubicon Project, Inc. (d)(e)	65,200	384,028
		Yahoo!, Inc. (e)	28,223	1,309,829
				4,344,172
		Investment Companies 0.2%
		EXOR N.V.	14,309	740,039
		John Laing Group PLC (b)	29,400	100,376
				840,415
		Iron & Steel 0.4%
		ArcelorMittal (d)(e)	9,969	83,867
		BlueScope Steel, Ltd.	58,386	546,880
		Evraz PLC (e)	64,279	174,198
		Ferrexpo PLC	97,140	204,954
		Fortescue Metals Group, Ltd.	139,230	662,695
		Outokumpu OYJ (d)	9,863	96,170
		Steel Dynamics, Inc. (d)	3,200	111,232
		United States Steel Corp. (d)	18,200	615,342
				2,495,338
		Leisure Time 0.1%
		ClubCorp Holdings, Inc. (d)	33,000	529,650
		Intrawest Resorts Holdings, Inc. (d)(e)	4,900	122,549
				652,199
		Lodging 0.2%
		Caesars Entertainment Corp. (d)(e)	59,600	569,180
		Scandic Hotels Group AB (b)(e)	27,059	284,612
				853,792
		Machinery - Construction & Mining 0.1%
		Danieli & C Officine Meccaniche S.p.A.	14,493	240,111
		Terex Corp. (d)	11,400	357,960
				598,071
		Machinery - Diversified 0.4%
		Biesse S.p.A.	3,255	88,478
		Bobst Group S.A. Registered	1,510	139,520
		Chart Industries, Inc. (d)(e)	15,800	552,052
		Deutz A.G.	1,768	12,201
		DXP Enterprises, Inc. (d)(e)	3,800	143,906
		Koenig & Bauer A.G. (e)	1,004	62,968
		Pfeiffer Vacuum Technology A.G.	7,775	979,565
				1,978,690
		Media 0.1%
		Sanoma OYJ	22,604	189,174
		Seven West Media, Ltd.	169,645	101,743
		Southern Cross Media Group, Ltd.	18,699	20,000
		tronc, Inc. (d)(e)	27,600	384,192
				695,109
		Metal Fabricate & Hardware 0.2%
		Global Brass & Copper Holdings, Inc. (d)	15,200	522,880
		Granges AB	22,393	204,921
		Sims Metal Management, Ltd.	14,212	134,205
				862,006
		Mining 1.0%
		Anglo American PLC (d)(e)	39,085	597,184
		Boliden AB (d)	22,612	673,769
		Centamin PLC	286,339	619,569
		Dominion Diamond Corp.	104,400	1,318,572
		Eramet (e)	2,912	124,634
		OZ Minerals, Ltd.	87,897	525,810
		Petra Diamonds, Ltd. (e)	43,987	73,463
		Regis Resources, Ltd.	237,756	599,430
		Rio Tinto, Ltd.	14,469	668,344
		South32, Ltd.	325,913	687,233
				5,888,008
		Miscellaneous - Manufacturing 0.4%
		AGFA-Gevaert N.V. (e)	88,069	430,958
		Fenner PLC	89,288	327,496
		GWA Group, Ltd.	55,041	121,949
		RHI A.G. (d)	7,107	182,000
		Trinity Industries, Inc. (d)	14,100	374,355
		Trinseo S.A. (d)	7,800	523,380
		Vesuvius PLC (d)	86,567	564,533
				2,524,671
		Office & Business Equipment 0.2%
		Neopost S.A. (d)	16,703	641,297
		Pitney Bowes, Inc. (d)	49,100	643,701
				1,284,998
		Oil & Gas 0.8%
		Antero Midstream Partners, L.P. (f)	35,200	1,167,232
		Beach Energy, Ltd.	408,527	249,692
		CVR Energy, Inc. (d)	13,000	261,040
		Ensco PLC Class A (d)	31,400	281,030
		EQT GP Holdings, L.P. (f)	26,400	722,832
		Newfield Exploration Co. (d)(e)	300	11,073
		Noble Corp. PLC (d)	45,400	281,026
		QEP Resources, Inc. (d)(e)	25,200	320,292
		Saras S.p.A.	308,484	589,401
		Southwestern Energy Co. (d)(e)	43,700	357,029
		Woodside Petroleum, Ltd.	14,081	345,113
				4,585,760
		Oil & Gas Services 1.5%
		Archrock, Inc. (d)	26,400	327,360
		Baker Hughes, Inc.	25,010	1,496,098
		Exterran Corp. (d)(e)	11,600	364,820
		Halliburton Co.	23,110	1,137,243
		Maire Tecnimont S.p.A.	127,157	474,779
		McDermott International, Inc. (d)(e)	49,800	336,150
		MRC Global, Inc. (d)(e)	26,000	476,580
		National Oilwell Varco, Inc. (d)	8,700	348,783
		NOW, Inc. (d)(e)	6,600	111,936
		Oceaneering International, Inc. (d)	12,500	338,500
		Petrofac, Ltd. (d)	29,672	341,648
		Rice Midstream Partners, L.P.	53,800	1,356,836
		Superior Energy Services, Inc. (d)(e)	22,900	326,554
		TechnipFMC PLC (e)	43,736	1,427,255
				8,864,542
		Packaging & Containers 0.3%
		Multi Packaging Solutions International, Ltd. (e)	92,990	1,669,170

		Pharmaceuticals 2.2%
		Amphastar Pharmaceuticals, Inc. (d)(e)	37,100	537,950
		AstraZeneca PLC Sponsored ADR	11,800	367,452
		Catalent, Inc. (d)(e)	19,100	540,912
		Corcept Therapeutics, Inc. (d)(e)	24,700	270,712
		Depomed, Inc. (d)(e)	41,900	525,845
		Endo International PLC (d)(e)	62,000	691,920
		Grifols S.A. (d)	7,950	194,980
		Heska Corp. (d)(e)	5,500	577,390
		Horizon Pharma PLC (d)(e)	97,472	1,440,636
		Impax Laboratories, Inc. (d)(e)	22,400	283,360
		Indivior PLC	19,116	77,145
		Lannett Co., Inc. (d)(e)	25,300	565,455
		Mead Johnson Nutrition Co.	13,088	1,165,879
		Mylan N.V. (e)	13,717	534,826
		Phibro Animal Health Corp. Class A (d)	19,500	547,950
		Sanofi (d)	7,492	676,322
		SciClone Pharmaceuticals, Inc. (d)(e)	16,100	157,780
		Shire PLC ADR	1,892	329,643
		Sigma Pharmaceuticals, Ltd.	46,032	45,367
		STADA Arzneimittel A.G.	14,000	857,131
		Sucampo Pharmaceuticals, Inc. Class A (d)(e)	49,100	540,100
		Supernus Pharmaceuticals, Inc. (d)(e)	19,900	622,870
		VCA, Inc. (e)	13,800	1,262,700
				12,814,325
		Pipelines 5.0%
		Cheniere Energy, Inc. (e)(f)	24,900	1,177,023
		Dominion Midstream Partners, L.P. (f)	32,400	1,035,180
		Energy Transfer Equity, L.P. (f)	91,100	1,797,403
¤		Energy Transfer Partners, L.P. (f)	53,400	1,950,168
		EnLink Midstream LLC (f)	46,300	898,220
		Enterprise Products Partners, L.P. (f)	55,500	1,532,355
		Genesis Energy, L.P. (f)	21,000	680,820
		Kinder Morgan, Inc.	60,700	1,319,618
		Magellan Midstream Partners, L.P. (f)	10,500	807,555
		MPLX, L.P. (f)	45,700	1,648,856
	¤	NGL Energy Partners, L.P. (f)	81,400	1,839,640
		ONEOK, Inc.	15,300	848,232
		Phillips 66 Partners, L.P. (f)	25,500	1,309,425
		Plains GP Holdings, L.P. Class A	26,001	812,791
		SemGroup Corp. Class A (f)	36,800	1,324,800
		Shell Midstream Partners, L.P. (f)	43,200	1,392,336
		Sunoco Logistics Partners, L.P.	30,800	752,136
	¤	Targa Resources Corp. (f)	35,300	2,114,470
		Tesoro Logistics, L.P. (f)	23,900	1,301,833
		Valero Energy Partners, L.P. (f)	28,100	1,346,271
		Williams Cos., Inc.	59,800	1,769,482
		Williams Partners, L.P.	21,000	857,430
				28,516,044
		Real Estate Investment Trusts 0.3%
		Brookfield Canada Office Properties	68,310	1,605,209

		Retail 1.5%
		Barnes & Noble Education, Inc. (d)(e)	9,100	87,269
		Best Buy Co., Inc. (d)	14,500	712,675
		Big 5 Sporting Goods Corp. (d)	8,600	129,860
		Brinker International, Inc. (d)	15,600	685,776
		Cewe Stiftung & Co KGAA	1,434	125,672
		CST Brands, Inc.	18,720	900,245
		Debenhams PLC	818,420	557,817
		Dick's Sporting Goods, Inc. (d)	12,800	622,848
		EI Group PLC (e)	101,485	172,607
		GameStop Corp. Class A (d)	26,100	588,555
		Gap, Inc. (d)	18,000	437,220
		Kate Spade & Co. (d)(e)	4,400	102,212
		Liberty Interactive Corp. QVC Group Class A (d)(e)	33,300	666,666
		Matas A/S	3,768	53,492
		Nu Skin Enterprises, Inc. Class A (d)	13,200	733,128
		Office Depot, Inc.	135,380	631,548
		Pier 1 Imports, Inc. (d)	83,200	595,712
		Ruby Tuesday, Inc. (e)	3,600	10,116
		Rush Enterprises, Inc. Class A (d)(e)	7,700	254,716
		Urban Outfitters, Inc. (d)(e)	16,800	399,168
				8,467,302
		Savings & Loans 0.1%
		Banc of California, Inc. (d)	26,300	544,410

		Semiconductors 0.5%
		Alpha & Omega Semiconductor, Ltd. (d)(e)	11,200	192,528
		Amkor Technology, Inc. (d)(e)	36,800	426,512
		BE Semiconductor Industries N.V. (d)	9,838	401,283
		InvenSense, Inc. (e)	10,968	138,526
		Siltronic A.G. (d)(e)	8,841	588,908
		STMicroelectronics N.V. (d)	42,843	654,951
		Ultra Clean Holdings, Inc. (d)(e)	23,000	388,010
				2,790,718
		Shipbuilding 0.1%
		Yangzijiang Shipbuilding Holdings, Ltd.	831,700	671,853

		Software 0.7%
		Akamai Technologies, Inc. (d)(e)	10,200	608,940
		Allscripts Healthcare Solutions, Inc. (d)(e)	55,800	707,544
		First Data Corp. Class A (d)(e)	8,100	125,550
		IGG, Inc.	712,000	987,629
		Kudelski S.A.	8,009	131,131
		MYOB Group, Ltd.	72,042	195,943
		Nuance Communications, Inc. (d)(e)	38,700	669,897
		Quality Systems, Inc. (d)(e)	37,100	565,404
		Synchronoss Technologies, Inc. (d)(e)	5,100	124,440
				4,116,478
		Telecommunications 1.1%
		ADVA Optical Networking S.E. (d)(e)	23,395	263,180
		ARRIS International PLC (d)(e)	26,000	687,700
		BCE, Inc.	9,767	432,440
		EchoStar Corp. Class A (d)(e)	12,200	694,790
		Eutelsat Communications S.A. (d)	31,505	703,447
		General Communication, Inc. Class A (d)(e)	20,800	432,640
		Koninklijke KPN N.V.	67,200	202,378
		T-Mobile U.S., Inc. (e)	9,329	602,560
		TDC A/S	94,077	485,117
		Telecom Italia S.p.A. (e)	254,291	228,687
		Telecom Italia S.p.A. - RSP	938,153	684,562
		Telephone & Data Systems, Inc. (d)	10,900	288,959
		United States Cellular Corp. (d)(e)	8,000	298,640
				6,005,100
		Transportation 0.2%
		Ansaldo STS S.p.A.	26,225	344,395
		BW Offshore, Ltd. (e)	34,311	83,917
		Go-Ahead Group PLC (d)	301	6,513
		International Seaways, Inc. (d)(e)	10,700	204,584
		Nobina AB (b)	6,717	39,917
		Ryder System, Inc. (d)	8,700	656,328
				1,335,654
		Trucking & Leasing 0.1%
		Greenbrier Cos., Inc. (d)	9,100	392,210

		Total Common Stocks
		(Cost $161,923,174)		176,829,533

		Convertible Preferred Stocks 0.1%
		Auto Components 0.1%
		Schaeffler A.G. (d)	40,312	708,720

		Biotechnology 0.0%‡
		Biotest A.G.	2,765	52,711

		Total Convertible Preferred Stocks
		(Cost $675,460)		761,431

		Preferred Stocks 0.0%‡
		Health Care Equipment & Supplies 0.0%‡
		Draegerwerk A.G. & Co. KGaA (d)	215	22,106

		Total Preferred Stocks
		(Cost $19,055)		22,106

	Number of
	Rights
Rights 0.0%‡
Engineering & Construction 0.0%‡
Downer EDI, Ltd.	1	0

Total Rights
(Cost $0)		0

		Shares
Purchased Swaptions 0.0%‡
Purchased Put Swaptions 0.0%‡
Markit iTraxx Europe Crossover Series 26
Strike Price $3.25
Expires 5/17/17	EUR	3,000,000	7,521

Total Purchased Swaptions
(Cost $33,172)			7,521

	Principal
	Amount
Short-Term Investments 62.1%
Repurchase Agreements 37.2%
Fixed Income Clearing Corp.
0.09%, dated 3/31/17
due 4/3/17
Proceeds at Maturity $201,691,968 (Collateralized by United States Treasury and
Government Agency securities with rates between 1.00% and 3.625% and maturity dates between 8/31/19 and 2/15/20, with a Principal Amount of $205,420,000 and
a Market Value of $205,742,590)	$201,690,455	201,690,455
State Street Bank and Trust Co.
0.09%, dated 3/31/17
due 4/3/17
Proceeds at Maturity $12,237,957 (Collateralized by a United States Treasury Note
with a rate of 2.00% and a maturity date of 8/31/21, with a Principal Amount of
$12,415,000 and a Market Value of $12,488,969) (g)	12,237,865	12,237,865
Total Repurchase Agreements
(Cost $213,928,320)		213,928,320

U.S. Government & Federal Agencies (h) 24.9%
United States Treasury Bills 24.9%
0.73%, due 6/15/17	4,800,000	4,792,992
0.69%, due 5/18/17 (f)	26,971,700	26,947,344
0.63%, due 4/20/17 (f)(g)	29,280,000	29,269,891
0.712%, due 5/25/17 (f)(g)	46,692,000	46,643,640
0.86%, due 9/14/17 (f)(g)	5,540,400	5,518,776
0.95%, due 1/4/18 (f)(g)	30,200,000	29,980,839
Total U.S. Government & Federal Agencies
(Cost $143,216,506)		143,153,482
Total Short-Term Investments
(Cost $357,144,826)		357,081,802
Total Investments, Before Investments Sold Short
(Cost $608,948,328) (m)	108.4%	623,349,256

		Shares
	Investments Sold Short (22.1%)
	Common Stocks Sold Short (18.7%)
	Advertising (0.1%)
	JCDecaux S.A.	(7,380)	(259,730)
	MDC Partners, Inc. Class A	(9,000)	(84,600)
			(344,330)
	Aerospace & Defense (0.3%)
	Aerovironment, Inc. (e)	(20,000)	(560,600)
	Cobham PLC	(400,790)	(667,859)
	Rolls-Royce Holdings PLC (e)	(15,592)	(147,296)
	TransDigm Group, Inc.	(2,700)	(594,432)
			(1,970,187)
	Airlines (0.2%)
	easyJet PLC	(42,653)	(548,294)
	Norwegian Air Shuttle ASA (e)	(16,143)	(444,646)
			(992,940)
	Apparel (0.2%)
	Brunello Cucinelli S.p.A.	(2,512)	(59,867)
	Geox S.p.A.	(26,746)	(67,280)
	Iconix Brand Group, Inc. (e)	(73,400)	(551,968)
	Sequential Brands Group, Inc. (e)	(36,400)	(141,596)
	Ted Baker PLC	(6,207)	(214,638)
	Tod's S.p.A.	(2,685)	(210,101)
			(1,245,450)
	Auto Parts & Equipment (0.1%)
	ARB Corp., Ltd.	(12,404)	(139,496)
	Motorcar Parts of America, Inc. (e)	(20,200)	(620,746)
			(760,242)
	Banks (0.9%)
	Banca Generali S.p.A.	(2,130)	(55,671)
	Banca Monte dei Paschi di Siena S.p.A (e)(i)(j)	(11,083)	(178,296)
	Banco BPM S.p.A.	(212,019)	(628,333)
	Banco Comercial Portugues S.A. Class R (e)	(105,730)	(22,119)
	Banco Popular Espanol S.A. (e)	(687,538)	(667,454)
	BOK Financial Corp.	(3,200)	(250,464)
	Commerzbank A.G.	(75,398)	(681,924)
	Credito Valtellinese S.p.A.	(38,206)	(144,284)
	EFG International A.G. (e)	(53,832)	(333,746)
	HarborOne Bancorp, Inc. (e)	(2,200)	(41,778)
	HSBC Holdings PLC	(80,447)	(656,056)
	Liberbank S.A. (e)	(77,409)	(99,591)
	Live Oak Bancshares, Inc.	(11,200)	(242,480)
	Metro Bank PLC (e)	(3,819)	(155,698)
	Republic First Bancorp, Inc. (e)	(15,300)	(126,990)
	UniCredit S.p.A	(31,508)	(485,704)
	Unione di Banche Italiane S.p.A.	(42,769)	(164,162)
	Westamerica Bancorp.	(4,900)	(273,567)
			(5,208,317)
	Beverages (0.1%)
	Coca-Cola European Partners PLC	(6,346)	(237,286)
	Marie Brizard Wine & Spirits S.A. (e)	(10,082)	(170,044)
			(407,330)
	Biotechnology (0.8%)
	Ablynx N.V. (e)	(6,018)	(74,761)
	Adocia (e)	(1,554)	(31,167)
	Basilea Pharmaceutica A.G. Registered (e)	(1,486)	(128,327)
	Cellectis S.A. (e)	(5,205)	(124,824)
	Clearside Biomedical, Inc. (e)	(5,100)	(40,494)
	Evolva Holding S.A. (e)	(49,999)	(32,446)
	Genfit (e)	(19,541)	(614,967)
	Illumina, Inc. (e)	(4,000)	(682,560)
	MorphoSys A.G. (e)	(5,451)	(320,239)
	Omeros Corp. (e)	(46,600)	(704,592)
	Pacific Biosciences of California, Inc. (e)	(115,400)	(596,618)
	Paratek Pharmaceuticals, Inc. (e)	(3,300)	(63,525)
	Theravance Biopharma, Inc. (e)	(16,600)	(611,212)
	Vitrolife AB	(871)	(41,700)
	WaVe Life Sciences, Ltd. (e)	(10,300)	(283,250)
			(4,350,682)
	Building Materials (0.1%)
	James Hardie Industries PLC	(43,293)	(680,370)
	Chemicals (0.6%)
	Essentra PLC	(81,819)	(538,183)
	Givaudan S.A. Registered	(251)	(452,058)
	OCI N.V. (e)	(9,557)	(183,670)
	Platform Specialty Products Corp. (e)	(8,100)	(105,462)
	SGL Carbon S.E. (e)	(60,013)	(610,769)
	Symrise A.G.	(10,481)	(697,032)
	Valvoline, Inc.	(29,300)	(719,315)
			(3,306,489)
	Commercial Services (0.9%)
	Advisory Board Co. (e)	(12,100)	(566,280)
	Brambles, Ltd.	(94,074)	(672,008)
	Capita PLC	(4,970)	(35,151)
	Caverion Corp. (e)	(25,212)	(198,493)
	Cerved Information Solutions S.p.A.	(2,420)	(23,403)
	CTT-Correios de Portugal S.A.	(30,754)	(168,044)
	Europcar Groupe S.A. (b)(e)	(21,531)	(228,935)
	Macquarie Infrastructure Corp.	(6,400)	(515,712)
	MarketAxess Holdings, Inc.	(3,400)	(637,466)
	Rollins, Inc.	(18,400)	(683,192)
	Spotless Group Holdings, Ltd.	(611,218)	(506,663)
	Textainer Group Holdings, Ltd.	(37,800)	(578,340)
	WEX, Inc. (e)	(1,500)	(155,250)
			(4,968,937)
	Computers (0.2%)
	Arcam AB (e)	(483)	(17,788)
	Cray, Inc. (e)	(9,900)	(216,810)
	NEXTDC, Ltd. (e)	(80,998)	(252,480)
	Syntel, Inc.	(10,600)	(178,398)
	Tobii AB (e)	(42,674)	(275,027)
			(940,503)
	Cosmetics & Personal Care (0.2%)
	Coty, Inc. Class A	(34,900)	(632,737)
	e.l.f. Beauty, Inc. (e)	(19,200)	(552,960)
			(1,185,697)
	Country Funds - Closed-end (0.0%)‡
	Flow Traders (b)	(6,870)	(216,496)

	Diversified Financial Services (0.0%)‡
	On Deck Capital, Inc. (e)	(22,200)	(111,888)

	Electric (0.1%)
	DONG Energy A/S (b)	(18,208)	(702,095)

	Electrical Components & Equipment (0.1%)
	Acuity Brands, Inc.	(3,100)	(632,400)
	Vossloh A.G. (e)	(626)	(39,802)
			(672,202)
	Electronics (0.3%)
	Assa Abloy AB	(20,853)	(428,898)
	Fitbit, Inc. Class A (e)	(78,200)	(462,944)
	GoPro, Inc. Class A (e)	(68,300)	(594,210)
	Mesa Laboratories, Inc.	(1,500)	(184,050)
			(1,670,102)
	Energy - Alternate Sources (0.2%)
	Capital Stage A.G.	(7,266)	(47,981)
	Infigen Energy (e)	(120,469)	(92,498)
	Nordex S.E. (e)	(35,174)	(491,184)
	Plug Power, Inc. (e)	(59,600)	(82,248)
	Scatec Solar ASA (b)	(12,293)	(54,835)
	Sunrun, Inc. (e)	(100,200)	(541,080)
			(1,309,826)
	Engineering & Construction (0.3%)
	KBR, Inc.	(44,300)	(665,829)
	NV5 Global, Inc. (e)	(1,900)	(71,440)
	Obrascon Huarte Lain S.A.	(60,767)	(278,234)
	Sydney Airport	(143,595)	(742,713)
			(1,758,216)
	Entertainment (0.2%)
	Caesars Acquisition Co. Class A (e)	(24,700)	(380,380)
	Codere S.A. (e)	(447,198)	(267,159)
	GVC Holdings PLC	(33,137)	(304,530)
	Madison Square Garden Co. (e)	(900)	(179,739)
			(1,131,808)
	Environmental Controls (0.0%)‡
	Energy Recovery, Inc. (e)	(17,300)	(143,936)

	Finance - Auto Loans (0.1%)
	Credit Acceptance Corp. (e)	(3,300)	(658,053)

	Finance - Consumer Loans (0.1%)
	Navient Corp.	(45,100)	(665,676)

	Finance - Leasing Companies (0.0%)‡
	GRENKE A.G.	(573)	(101,105)

	Finance - Other Services (0.1%)
	Hypoport A.G. (e)	(3,835)	(359,124)

	Food (0.7%)
	Amplify Snack Brands, Inc. (e)	(63,200)	(530,880)
	Aryzta A.G. (e)	(19,898)	(638,667)
	Bellamy's Australia, Ltd.	(39,605)	(127,084)
	Blue Buffalo Pet Products, Inc. (e)	(27,200)	(625,600)
	Cal-Maine Foods, Inc.	(14,000)	(515,200)
	Chocoladefabriken Lindt & Sprungli A.G.	(110)	(623,771)
	Chocoladefabriken Lindt & Sprungli A.G. Registered	(2)	(132,831)
	Dairy Crest Group PLC	(26,834)	(186,089)
	Ocado Group PLC (e)	(175,737)	(530,636)
			(3,910,758)
	Food Services (0.1%)
	DO & CO A.G.	(3,858)	(250,606)

	Forest Products & Paper (0.0%)‡
	Deltic Timber Corp.	(3,100)	(242,172)

	Hand & Machine Tools (0.0%)‡
	KUKA A.G.	(517)	(55,760)

	Health Care - Products (0.7%)
	ABIOMED, Inc. (e)	(3,700)	(463,240)
	Accelerate Diagnostics, Inc. (e)	(22,600)	(546,920)
	Ambu A/S Class B	(2,310)	(99,375)
	Cerus Corp. (e)	(127,900)	(569,155)
	ConforMIS, Inc. (e)	(12,200)	(63,684)
	GenMark Diagnostics, Inc. (e)	(9,900)	(126,918)
	Henry Schein, Inc. (e)	(1,900)	(322,943)
	iRhythm Technologies, Inc. (e)	(10,700)	(402,320)
	Nanosonics, Ltd. (e)	(57,042)	(135,098)
	Novan, Inc. (e)	(4,400)	(28,072)
	Novocure, Ltd. (e)	(60,100)	(486,810)
	Patterson Cos., Inc.	(14,700)	(664,881)
	Rockwell Medical, Inc. (e)	(34,300)	(214,718)
			(4,124,134)
	Health Care - Services (0.5%)
	AAC Holdings, Inc. (e)	(18,400)	(156,952)
	Acadia Healthcare Co., Inc. (e)	(15,100)	(658,360)
	Capital Senior Living Corp. (e)	(14,100)	(198,246)
	Envision Healthcare Corp. (e)	(5,500)	(337,260)
	LifePoint Health, Inc. (e)	(2,000)	(131,000)
	MEDNAX, Inc. (e)	(9,300)	(645,234)
	Teladoc, Inc. (e)	(26,500)	(662,500)
			(2,789,552)
	Holding Companies - Diversified (0.2%)
	Ackermans & van Haaren N.V.	(218)	(34,257)
	Bollore S.A.	(160,022)	(620,365)
	Mitie Group PLC	(86,742)	(241,159)
			(895,781)
	Home Builders (0.1%)
	Bovis Homes Group PLC	(16,732)	(177,351)
	LGI Homes, Inc. (e)	(17,200)	(583,252)
			(760,603)
	Insurance (0.3%)
	Admiral Group PLC	(16,486)	(410,834)
	Citizens, Inc. (e)	(17,100)	(127,053)
	Greenlight Capital Re, Ltd. Class A (e)	(8,900)	(196,690)
	MBIA, Inc. (e)	(58,900)	(498,883)
	Trupanion, Inc. (e)	(17,700)	(251,694)
	Tryg A/S	(2,940)	(53,331)
			(1,538,485)
	Internet (0.7%)
	Chegg, Inc. (e)	(35,200)	(297,088)
¡	FireEye, Inc. (e)	(62,500)	(788,125)
	Global Eagle Entertainment, Inc. (e)	(35,900)	(114,521)
	Liberty Ventures Series A (e)	(5,200)	(231,296)
	Pandora Media, Inc. (e)	(54,700)	(646,007)
	Rapid7, Inc. (e)	(4,000)	(59,920)
	TripAdvisor, Inc. (e)	(12,600)	(543,816)
	Yoox Net-A-Porter Group S.p.A. (e)	(22,650)	(539,319)
	Zillow Group, Inc.
	Class A (e)	(6,200)	(209,622)
	Class C (e)	(18,500)	(622,895)
	zooplus A.G. (e)	(1,198)	(175,920)
			(4,228,529)
	Investment Companies (0.1%)
	Leonteq A.G. (e)	(7,100)	(290,266)

	Investment Management/Advisory Services (0.1%)
	Hargreaves Lansdown PLC	(7,881)	(128,462)
	VZ Holding A.G.	(11)	(3,020)
	WisdomTree Investments, Inc.	(39,600)	(359,568)
			(491,050)
	Iron & Steel (0.1%)
	Allegheny Technologies, Inc.	(31,400)	(563,944)

	Leisure Time (0.2%)
	Amer Sports OYJ (e)	(21,748)	(491,392)
	Ardent Leisure Group	(419,165)	(586,043)
	Piaggio & C. S.p.A.	(39,144)	(77,964)
			(1,155,399)
	Machinery - Diversified (0.5%)
	Burckhardt Compression Holding A.G.	(995)	(269,449)
	BWX Technologies, Inc.	(11,100)	(528,360)
	Cognex Corp.	(8,200)	(688,390)
	Graco, Inc.	(7,300)	(687,222)
	Middleby Corp. (e)	(4,900)	(668,605)
	Power Solutions International, Inc. (e)	(8,300)	(83,747)
	Talgo S.A. (b)(e)	(11,835)	(65,628)
			(2,991,401)
	Media (0.6%)
	Altice N.V.
	Class A (e)	(19,915)	(450,507)
	Class B (e)	(17,966)	(406,322)
	Cairo Communication S.p.A.	(14,461)	(68,588)
	Liberty Broadband Corp.
	Class A (e)	(6,900)	(587,121)
	Class C (e)	(3,400)	(293,760)
	Promotora de Informaciones S.A. Class A (e)	(10,986)	(50,513)
	Schibsted ASA
	Class A	(18,875)	(485,823)
	Class B	(16,084)	(368,091)
	SFR Group S.A. (e)	(21,947)	(690,451)
			(3,401,176)
	Metal Fabricate & Hardware (0.1%)
	Sun Hydraulics Corp.	(7,800)	(281,658)
	Tenaris S.A.	(20,977)	(359,619)
	Vallourec S.A. (e)	(15,894)	(105,532)
			(746,809)
	Mining (0.9%)
	Compass Minerals International, Inc.	(9,100)	(617,435)
	Fairmount Santrol Holdings, Inc. (e)	(41,100)	(301,263)
	Ferroglobe Representation & Warranty Insurance Trust (e)(i)(j)	(13,500)	0
	Fresnillo PLC	(18,467)	(360,017)
	Hecla Mining Co.	(57,600)	(304,704)
	Nyrstar N.V. (e)	(63,823)	(396,807)
	Orocobre, Ltd. (e)	(162,012)	(344,100)
	Pilbara Minerals, Ltd. (e)	(734,408)	(238,462)
	Randgold Resources, Ltd.	(7,677)	(669,930)
	Royal Gold, Inc.	(10,600)	(742,530)
	Saracen Mineral Holdings, Ltd. (e)	(513,863)	(386,702)
	Sirius Minerals PLC (e)	(689,449)	(190,039)
	Syrah Resources, Ltd. (e)	(271,687)	(587,420)
			(5,139,409)
	Miscellaneous - Manufacturing (0.2%)
	AptarGroup, Inc.	(4,700)	(361,853)
	Axon Enterprise, Inc. (e)	(11,400)	(259,806)
	Proto Labs, Inc. (e)	(9,900)	(505,890)
			(1,127,549)
	Office & Business Equipment (0.0%)‡
	SLM Solutions Group A.G. (e)	(1,895)	(75,304)

	Oil & Gas (0.4%)
	Cobalt International Energy, Inc. (e)	(206,100)	(109,934)
	Diamondback Energy, Inc. (e)	(3,200)	(331,888)
	DNO ASA (e)	(378,117)	(318,393)
	EP Energy Corp. Class A (e)	(67,300)	(319,675)
	Extraction Oil & Gas, Inc. (e)	(14,000)	(259,700)
	Jones Energy, Inc. Class A (e)	(75,576)	(192,718)
	Liquefied Natural Gas, Ltd. (e)	(1,241)	(616)
	Pantheon Resources PLC (e)	(26,280)	(26,012)
	Parsley Energy, Inc. Class A (e)	(1,600)	(52,016)
	Ring Energy, Inc. (e)	(9,100)	(98,462)
	Sound Energy PLC (e)	(309,543)	(304,444)
	SRC Energy, Inc. (e)	(43,400)	(366,296)
			(2,380,154)
	Oil & Gas Services (0.3%)
	Core Laboratories N.V.	(400)	(46,208)
	Flotek Industries, Inc. (e)	(45,400)	(580,666)
	Frank's International N.V.	(31,300)	(330,841)
	RPC, Inc.	(17,600)	(322,256)
	Schoeller-Bleckmann Oilfield Equipment A.G.	(854)	(59,491)
	Weatherford International PLC (e)	(14,100)	(93,765)
			(1,433,227)
	Pharmaceuticals (1.1%)
	AB Science S.A. (e)	(19,683)	(338,485)
	Aclaris Therapeutics, Inc. (e)	(17,300)	(515,886)
	Aerie Pharmaceuticals, Inc. (e)	(11,300)	(512,455)
	Alk-Abello A/S	(909)	(131,131)
	Blackmores, Ltd.	(5,606)	(482,007)
	Collegium Pharmaceutical, Inc. (e)	(35,100)	(353,106)
	DexCom, Inc. (e)	(5,800)	(491,434)
	Fagron (e)	(26,578)	(340,383)
	Intra-Cellular Therapies, Inc. (e)	(38,000)	(617,500)
	MyoKardia, Inc. (e)	(4,300)	(56,545)
	Premier, Inc. Class A (e)	(20,900)	(665,247)
	Reata Pharmaceuticals, Inc. (e)	(1,700)	(38,505)
	Revance Therapeutics, Inc. (e)	(29,000)	(603,200)
	Santhera Pharmaceuticals Holding A.G. Registered (e)	(2,950)	(226,776)
	TherapeuticsMD, Inc. (e)	(80,600)	(580,320)
	Vectura Group PLC (e)	(159,301)	(304,771)
	Zealand Pharma A/S (e)	(14,180)	(228,755)
			(6,486,506)
	Pipelines (0.1%)
	Cheniere Energy, Inc. (e)	(7,300)	(345,071)

	Private Equity (0.0%)‡
	Allied Minds PLC (e)	(22,994)	(87,782)

	Real Estate (0.1%)
	REA Group, Ltd.	(15,545)	(704,625)

	Retail (1.5%)
	AO World PLC (e)	(44,574)	(75,393)
	At Home Group, Inc. (e)	(35,300)	(535,148)
	CarMax, Inc. (e)	(10,300)	(609,966)
	Conn's, Inc. (e)	(26,900)	(235,375)
	Domino's Pizza Enterprises, Ltd.	(15,194)	(674,669)
	Duluth Holdings, Inc. Class B (e)	(29,000)	(617,410)
	Fred's, Inc. Class A	(1,900)	(24,890)
	GNC Holdings, Inc. Class A	(37,300)	(274,528)
	J.C. Penney Co., Inc. (e)	(75,300)	(463,848)
	Lululemon Athletica, Inc. (e)	(5,800)	(300,846)
	Lumber Liquidators Holdings, Inc. (e)	(30,700)	(644,393)
	Majestic Wine PLC	(1,736)	(7,031)
	Next PLC	(3,101)	(167,843)
	Restaurant Group PLC	(47,852)	(199,946)
¡	Sears Holdings Corp. (e)	(67,500)	(775,575)
	Sports Direct International PLC (e)	(86,488)	(333,968)
	Sportsman's Warehouse Holdings, Inc. (e)	(23,500)	(112,330)
	Tiffany & Co.	(7,400)	(705,220)
	Tile Shop Holdings, Inc.	(30,600)	(589,050)
	Wingstop, Inc.	(21,500)	(608,020)
	Zalando SE (b)(e)	(17,003)	(687,914)
			(8,643,363)
	Savings & Loans (0.0%)‡
	TFS Financial Corp.	(7,500)	(124,650)

	Semiconductors (0.2%)
	AIXTRON S.E. (e)	(47,173)	(175,279)
	IPG Photonics Corp. (e)	(5,500)	(663,850)
	Nanoco Group PLC (e)	(79,957)	(36,315)
	Nordic Semiconductor ASA (e)	(61,234)	(223,221)
			(1,098,665)
	Software (1.5%)
	Aconex, Ltd. (e)	(143,684)	(431,414)
	Altium, Ltd.	(35,953)	(208,758)
	Atlassian Corp. PLC Class A (e)	(23,500)	(703,825)
	Black Knight Financial Services, Inc. Class A (e)	(15,600)	(597,480)
	Castlight Health, Inc. Class B (e)	(47,400)	(173,010)
	CommerceHub, Inc.
	Series A (e)	(6,900)	(106,812)
	Series C (e)	(13,500)	(209,655)
	Coupa Software, Inc. (e)	(8,200)	(208,280)
	Evolent Health, Inc. Class A (e)	(27,600)	(615,480)
	Guidewire Software, Inc. (e)	(11,300)	(636,529)
	Hortonworks, Inc. (e)	(55,300)	(542,493)
	Instructure, Inc. (e)	(2,100)	(49,140)
	iSentia Group, Ltd.	(145,583)	(166,838)
	NantHealth, Inc. (e)	(10,700)	(53,072)
	Opera Software ASA (e)	(46,088)	(216,318)
	pdvWireless, Inc. (e)	(4,400)	(96,140)
	RIB Software A.G.	(6,865)	(90,812)
	Splunk, Inc. (e)	(10,800)	(672,732)
	Starbreeze AB (e)	(57,197)	(97,662)
	TomTom N.V. (e)	(60,018)	(584,376)
	Twilio, Inc. Class A (e)	(20,900)	(603,383)
	Ultimate Software Group, Inc. (e)	(1,300)	(253,773)
¡	Veeva Systems, Inc. Class A (e)	(14,500)	(743,560)
	Workday, Inc. Class A (e)	(7,700)	(641,256)
			(8,702,798)
	Telecommunications (0.9%)
	Arista Networks, Inc. (e)	(5,300)	(701,031)
	Ei Towers S.p.A.	(1,275)	(71,681)
	Euskaltel S.A. (b)	(45,798)	(469,030)
	Globalstar, Inc. (e)	(383,001)	(612,802)
	Laird PLC	(56,197)	(107,726)
	Loral Space & Communications, Inc. (e)	(6,600)	(260,040)
	Nokia OYJ	(52,221)	(280,218)
	Shenandoah Telecommunications Co.	(20,900)	(586,245)
	StarHub, Ltd.	(11,900)	(24,500)
	Straight Path Communications, Inc. Class B (e)	(9,104)	(327,471)
	Telecom Plus PLC	(13,168)	(197,483)
	TPG Telecom, Ltd.	(136,821)	(728,582)
	Vocus Group, Ltd.	(197,321)	(651,254)
			(5,018,063)
	Transportation (0.3%)
	Frontline, Ltd.	(18,313)	(122,638)
	Golar LNG, Ltd.	(12,000)	(335,160)
	Groupe Eurotunnel S.E. Registered	(9,401)	(94,594)
	Nordic American Tankers, Ltd.	(41,600)	(340,288)
	Scorpio Bulkers, Inc. (e)	(69,000)	(634,800)
	Singapore Post, Ltd.	(407,700)	(396,377)
			(1,923,857)
	Total Common Stocks Sold Short
	(Proceeds $104,635,269)		(107,589,449)

	Exchange-Traded Funds Sold Short (k) (3.4%)
¡	SPDR S&P 500 ETF Trust	(13,700)	(3,229,638)
¡	United States Oil Fund, L.P. (e)	(1,540,600)	(16,391,984)
	Total Exchange-Traded Funds Sold Short
	(Proceeds $18,818,879)		(19,621,622)
	Total Investments Sold Short
	(Proceeds $123,454,148) (l)	(22.1)%	(127,211,071)
	Total Investments, Net of Investments Sold Short
	(Cost $485,494,180)	86.3	496,138,185
	Other Assets, Less Liabilities	13.7	78,711,938
	Net Assets	100.0%	$574,850,123

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2017, excluding short-term investments. May be subject to change daily.
¡	Among the Portfolio’s 5 largest short positions as of December 31, 2016. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Floating rate - Rate shown was the rate in effect as of March 31, 2017.
(d)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio's custodian as collateral for securities sold short.
(e)	Non-income producing security.
(f)	Security, or a portion thereof, was maintained in a segregated account at the Portfolio's custodian as collateral for swap contracts.
(g)	Security, or a portion thereof, was held in the MainStay VP Multi-Strategy Cayman Fund Ltd., which is a wholly-owned subsidiary of the MainStay VP Absolute Return Multi-Strategy Portfolio.
(h)	Interest rate shown represents yield to maturity.
(i)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, the total market value of fair valued securities was $(178,296), which represented less than one-tenth of a percent of the Portfolio's net assets.
(j)	Illiquid security - As of March 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $(178,296), which represented less than one-tenth of a percent of the Portfolio's net assets.
(k)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(l)	As of March 31, 2017, cash in the amount of $60,517,665 was on deposit with brokers for short sale transactions.
(m)	As of March 31, 2017, cost was $685,878,020 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$20,053,687
Gross unrealized depreciation	(11,391,398)
Net unrealized appreciation	$8,662,289

As of March 31, 2017, the Portfolio held the following foreign currency forward contracts:

			Contract		Contract	Unrealized
Foreign Currency Buy	Expiration		Amount		Amount	Appreciation
Contracts	Date	Counterparty	Purchased		Sold	(Depreciation)

Euro vs. U.S. Dollar	4/5/17	Societe Generale	EUR	1,781,303	$1,919,008	$(18,633)
Pound Sterling vs. U.S. Dollar	4/5/17	Societe Generale	GBP	14,375	18,033	(22)

			Contract		Contract
Foreign Currency Sales			Amount		Amount
Contracts			Sold		Purchased

Canadian Dollar vs. U.S. Dollar	6/16/17	UBS AG	CAD	3,770,000	2,835,896	(1,822)
Danish Krone vs. U.S. Dollar	6/16/17	UBS AG	DKK	2,200,000	320,258	3,631
Euro vs. U.S. Dollar	4/5/17	Societe Generale	EUR	1,566,153	1,688,423	17,578
Euro vs. U.S. Dollar	4/5/17	Societe Generale	EUR	42,674,213	45,290,688	(236,104)
Euro vs. U.S. Dollar	6/16/17	UBS AG		8,450,000	9,108,371	63,048
Pound Sterling vs. U.S. Dollar	4/5/17	Societe Generale	GBP	2,474,944	3,033,983	(66,946)
Swedish Krona vs. U.S. Dollar	6/16/17	Societe Generale	SEK	4,800,000	549,090	11,541
Swedish Krona vs. U.S. Dollar	6/16/17	UBS AG		4,850,000	554,166	11,018
Swiss Franc vs. U.S. Dollar	6/16/17	UBS AG	CHF	505,000	512,655	6,319
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(210,392)

As of March 31, 2017, the Portfolio held the following written swaptions:

			Pay/
			Receive
		Underlying	Floating	Exercise	Expiration	Notional	Premium	Market
Description	Counterparty	Index	Rate	Rate	Date	Amount	Received	Value
Put - Markit iTraxx
Europe Crossover
Series 26	Citibank N.A.	5 Year Index RTP	Receive	4.25%	5/17/2017	$(3,000,000)	$(10,211)	$(1,016)

As of March 31, 2017, the Portfolio held the following futures contracts1:

				Unrealized
	Number of Contracts			Appreciation
Type	(Short)	Expiration Date	Notional Amount	(Depreciation)[2]
Euro BOBL	(85)	June 2017	$(11,951,358)	$40,660
Euro Bund	(8)	June 2017	(1,377,623)	5,023
			$(13,328,981)	$45,683

1. As of March 31, 2017, cash in the amount of $21,903 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2017.

As of March 31, 2017, the Portfolio held the following centrally cleared interest rate swap agreements1:

					Upfront
			Payments	Payments	Premiums		Unrealized
Notional		Expiration	made by	Received	Received/		Appreciation /
Amount	Currency	Date	Portfolio	by Portfolio	(Paid)	Value	(Depreciation)
$15,700,000	USD	1/22/2018	Fixed 0.870%	3-Month USD- LIBOR	$—	$58,834	$58,834
4,090,000	USD	1/22/2026	3-Month USD- LIBOR	Fixed 1.836%	—	(161,194)	(161,194)
17,460,000	USD	2/25/2018	Fixed 0.800%	3-Month USD- LIBOR	—	86,831	86,831
4,875,000	USD	2/25/2026	3-Month USD- LIBOR	Fixed 1.605%	—	(288,268)	(288,268)
					$—	$(303,797)	$(303,797)

As of March 31, 2017, the Portfolio held the following centrally cleared credit default swap contracts1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]		(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Markit CDX North American Investment Grade Series 27	12/20/2021	Sell		$31,135	1.00%	$374,841	$576,485	$201,644
Markit CDX North American High Yield Series 27	12/20/2021	Sell		14,999	5.00%	521,756	1,186,290	664,534
Markit iTraxx Europe Crossover Series 26	12/20/2021	Buy	EUR	9,700	(5.00)%	(750,893)	(1,042,554)	(291,661)
Markit iTraxx Europe Senior Financials Series 26	12/20/2021	Buy		3,200	(1.00%)	1,866	(29,469)	(31,335)
						$147,570	$690,752	$543,182

As of March 31, 2017, the Portfolio held the following OTC credit default swap contracts:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]		(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Bayer A.G. 5.625%, 5/23/18	Societe Generale S.A.	6/20/2021	Buy	EUR	600	(1.00)%	$(13,160)	$(17,373)	$(4,213)
E.ON International Finance B.V. 6.375%, 5/29/17	BNP Paribas S.A.	6/20/2021	Buy		675	(1.00)%	2,177	(12,625)	(14,802)
Fortum OYJ 6.000%, 3/20/19	BNP Paribas S.A.	6/20/2021	Buy		500	(1.00)%	(2,596)	(9,634)	(7,038)
Orange S.A. 5.625%, 5/22/18	BNP Paribas S.A.	6/20/2021	Buy		1,200	(1.00)%	(17,137)	(21,428)	(4,291)
Total Capital S.A. 4.875%, 1/28/19	BNP Paribas S.A.	6/20/2021	Buy		500	(1.00)%	(6,212)	(14,444)	(8,232)
Total Capital S.A. 4.875%, 1/28/19	Societe Generale S.A.	6/20/2021	Buy		500	(1.00)%	(10,566)	(14,444)	(3,878)
Bayer A.G. 5.625% 5/23/18	Societe Generale S.A.	12/20/2021	Buy		400	(1.00)%	(8,512)	(11,742)	(3,230)
Electricite de France S.A. 5.625% 2/21/33	BNP Paribas S.A.	12/20/2021	Buy		800	(1.00)%	(7,312)	(5,257)	2,055
Marks & Spencer PLC 6.125% 12/02/19	BNP Paribas S.A.	12/20/2021	Buy		400	(1.00)%	10,826	10,221	(605)
Marks & Spencer PLC 6.125% 12/02/19	Societe Generale S.A.	12/20/2021	Buy		400	(1.00)%	10,229	9,360	(869)
Next PLC 5.375% 10/26/21	Societe Generale S.A.	12/20/2021	Buy		400	(1.00)%	3,152	4,245	1,093
							$(39,111)	$(83,121)	$(44,010)

1. As of March 31, 2017, cash in the amount of $1,791,370 was on deposit with a broker for centrally cleared swap agreements.

2. Buy—Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell—Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3. The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

4. The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

5. Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at March 31, 2017.

Total Return Swap Contracts

Open OTC total return equity swap contracts as of March 31, 2017 were as follows1:

Swap Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Portfolio	Termination Date(s)	Notional Amount Long/(Short) (000)*	Unrealized Appreciation
Morgan Stanley Capital Services LLC	AMC Entertainment Holdings Inc	US Federal Funds Rate plus 0.45%	3/1/2025	$114	$3,691
UBS AG	Buzzi Unicem SpA	Euro OverNight Index Average minus 0.45%	3/1/2025	(414)	1,161
Morgan Stanley Capital Services LLC	Cairo Communication SpA	Euro OverNight Index Average plus 0.55%	3/1/2025	922	178,714
Citibank N.A.	Consumer Staples Select Sector SPDR Fund	1 Month LIBOR BBA minus 0.35%	3/1/2025	(440)	6,460
UBS AG	Entertainment One Ltd	1 Month LIBOR BBA plus 0.40%	3/1/2025	508	24,159
Citibank N.A.	Fiat Chrysler Automobiles NV	1 Month LIBOR BBA minus 0.40%	3/1/2025	(126)	3,180
UBS AG	Gamesa Corp Tecnologica SA	1 Month LIBOR BBA plus 0.40%	3/1/2025	841	34,980
Morgan Stanley Capital Services LLC	Groupe Fnac SA	Euro OverNight Index Average plus 0.55%	3/1/2025	1,247	83,833
Morgan Stanley Capital Services LLC	Haldex AB	1 Month Stockholm Interbank Offered Rate plus 0.45%	3/1/2025	2,656	3,140
UBS AG	Lavendon Group PLC	1 Month LIBOR BBA plus 0.40%	3/1/2025	519	874
UBS AG	London Stock Exchange Group PLC	1 Month LIBOR BBA plus 0.40%	3/1/2025	338	3,791
UBS AG	Marriott International Inc/MD	1 Month LIBOR BBA plus 0.35%	3/1/2025	1,432	85,275
Citibank N.A.	Swatch Group AG/The	1 Month LIBOR BBA plus 0.55%	3/1/2025	419	20,506
UBS AG	Telecom Italia SpA/Milano	1 Month LIBOR BBA plus 0.40%	3/1/2025	89	6,508
Morgan Stanley Capital Services LLC	Ubisoft Entertainment SA	Euro OverNight Index Average plus 0.55%	3/1/2025	712	68,685
				$8,817	$524,958

Swap Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Portfolio	Termination Date(s)	Notional Amount Long/(Short) (000)*	Unrealized Depreciation
Citibank N.A.	Alibaba Group Holding Ltd	1 Month LIBOR BBA plus 0.35%	3/1/2025	$(580)	$(20,183)
Citibank N.A.	CNH Industrial NV	1 Month LIBOR BBA minus 0.40%	3/1/2025	(93)	(720)
UBS AG	Danieli & C Officine Meccaniche SpA	Euro OverNight Index Average minus 0.45%	3/1/2025	(212)	(10,562)
Morgan Stanley Capital Services LLC	Depomed Inc	US Federal Funds Rate plus 0.45%	3/1/2025	361	(104,676)
Morgan Stanley Capital Services LLC	GFK SE	Euro OverNight Index Average plus 0.55%	3/1/2025	431	(4,958)
Citibank N.A.	Henkel AG & Co KGaA	1 Month LIBOR BBA minus 0.40%	3/1/2025	(696)	(4,790)
Morgan Stanley Capital Services LLC	J Sainsbury PLC	Sterling OverNight Index Average plus 0.55%	3/1/2025	476	(9,604)
UBS AG	Lagardere SCA	Euro OverNight Index Average minus 0.45%	3/1/2025	(255)	(32,684)
UBS AG	Orange SA	Euro OverNight Index Average minus 0.45%	3/1/2025	(398)	(5,099)
Morgan Stanley Capital Services LLC	Shire PLC	Sterling OverNight Index Average plus 0.55%	3/1/2025	459	(35,993)
Citibank N.A.	Swatch Group AG/The	1 Month LIBOR BBA minus 1.82%	3/1/2025	(421)	(26,026)
UBS AG	Telecom Italia SpA/Milano	Euro OverNight Index Average minus 0.45%	3/1/2025	(69)	(5,893)
Morgan Stanley Capital Services LLC	Twitter Inc	US Federal Funds Rate plus 0.45%	3/1/2025	135	(7,720)
UBS AG	Vinci SA	1 Month LIBOR BBA minus 0.45%	3/1/2025	(247)	(16,355)
				$(1,109)	$(285,261)

Open OTC total return basket swap contracts as of March 31, 2017 were as follows1:

Swap Counterparty	Reference Obligation	Rate (Paid)/Received by the Portfolio	Termination Date	Notional Amount (000)*	Unrealized Appreciation / (Depreciation)
Credit Suisse	Credit Suisse Backwardation Long/Short Excess Return Index **	0.60%	5/31/2017	$15,750	$(87,737)
Credit Suisse	Credit Suisse Custom 24A Excess Return Index **	1.50%	5/31/2017	19,563	(113,783)
Credit Suisse	Credit Suisse Custom 88 Enhanced Excess Return Index **	0.60%	5/31/2017	24,621	(62,085)
JPMorgan Chase Bank	JPMorgan JMAB125E Index	0.00%	10/31/2017	5,292	-
Merrill Lynch	Merrill Lynch Commodity Index	1.00%	5/31/2018	22,703	(114,314)
Societe Generale	SGI BOSS 1% Index	0.60%	6/5/2017	20,523	234,149
Societe Generale	SGI Smart Market Neutral Commodity 2 Index **	0.60%	6/5/2017	11,276	26,992
Societe Generale	SGI US Gravity Index	0.60%	6/5/2017	8,786	119,310
Societe Generale	SGI NYLIM Custom US Sector Reversal Index	0.00%	6/5/2017	23,008	37,837
				$151,522	$40,369

Open OTC Candriam proprietary total return swap contracts as of March 31, 2017 were as follows1:

Swap Counterparty	Reference Obligation	Description	Unrealized Appreciation / (Depreciation)
Societe Generale Newedge UK Limited	Candriam IG Diversified Futures Index **	Total return swap with Societe Generale Newedge UK Limited (“SG Newedge UK”). The swap provides exposure to the total returns of the Candriam Alternative Return Systemat program, calculated on a daily basis with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $95,147,598)***	$(771,628)
Societe Generale Newedge UK Limited	Candriam Global Alpha Index	Total return swap with SG Newedge UK. The swap provides exposure to the returns of the exchange-traded derivatives and OTC foreign exchange forwards for the Candriam Global Alpha strategy, calculated on a daily basis with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $33,776,163)****	19,789
Societe Generale Newedge UK Limited	Candriam Global Opportunities Index	Total return swap with SG Newedge UK. The swap provides exposure to the returns of the exchange-traded derivatives and OTC foreign exchange forwards for the Candriam Global Opportunities strategy, calculated on a daily basis with a reference to a managed account owned by SG Newedge UK, a company formed under the laws of England. (Notional Amount $36,941,884)****	(7,724)
			$(759,563)

The summaries below provide a breakdown of the derivative contracts comprising the index components of the above Candriam proprietary total return swaps as of March 31, 2017:

Candriam IG Diversified Futures Index

Category	% Breakdown
Agriculture	196.42%
Energy	0.19
Currency	0.11
Metals	-1.39
Financials	-1.44
Foreign Currency	-23.90
Equity Index	-69.99
Total	100.00%

Description	Sector	Notional Amount (000)*	Unrealized Appreciation / (Depreciation)
3-Month Euribor Dec19	Financials	(1,301)	-
3-Month Sterling Sep19	Financials	(48,686)	(5,113)
Aluminum LME Jun17	Metals	(16,067)	81,796
Aluminum LME Jun17	Metals	28,257	(143,855)
Australian Dollar	Foreign Currency	161	(177)
Australian Dollar CME Jun17	Foreign Currency	17,339	(29,520)
Brent Crude Jun17	Energy	(3,442)	(25,719)
British Pound CME Jun17	Foreign Currency	(14,371)	(61,805)
British Pound Sterling	Foreign Currency	(337)	(1,973)
CAC Index Apr17	Equity Index	3,242	20,541
Canadian Dollar CME Jun17	Foreign Currency	(14,224)	(26,435)
CFE VIX Apr17	Equity Index	(1,178)	(39,921)
Corn May17	Agricultural	(1,214,002)	(224,969)
Cotton May17	Agricultural	17,717	252,021
Crude Oil May17	Energy	(4,901)	(24,213)
DAX Index Jun17	Equity Index	3,479	13,778
E-mini Nasdaq Jun17	Equity Index	(3,098)	(570)
E-mini Russell Jun17	Equity Index	1,634	3,658
E-mini S&P Jun17	Equity Index	(1,056)	2,350
EUR/JPY CME Jun17	Foreign Currency	(111,989)	37,023
EUR/USD CME Jun17	Foreign Currency	(19,853)	12,035
Euro	Foreign Currency	91	(118)
Euro BTP Futures Jun17	Financials	6,808	(7,829)
Euro Bund Jun17	Financials	19,061	(2,428)
Euro Dollars Sep19	Financials	(106,430)	(32,657)
Euro Oat Futures Jun17	Financials	638	(1,649)
Euro STOXX 50 Apr17	Equity Index	(416)	(1,823)
Euro STOXX50 Dividend Futures Dec17	Equity Index	7,624	(6,572)
FTSE Index Jun17	Equity Index	10,609	(35,337)
Gasoline Blendstock May17	Energy	(4,075)	(46,182)
Gold CMX Jun17	Metals	9,471	24,221
Hang Seng Index Apr17	Equity Index	518,072	(39,068)
High Grade Copper May17	Metals	3,994	(28,608)
Hong Kong Dollar	Foreign Currency	1,997	(38)
Japan Govt Bond Tiffe Jun17	Financials	105,469	(62,219)
Japanese Yen	Foreign Currency	30,712	1,123
Japanese Yen CME Jun17	Foreign Currency	(6,143)	(16,359)
Korean Bond Jun17	Financials	72,574	(19,858)
Live Cattle Jun17	Agricultural	15,630	-
Mexican Peso CME Jun17	Foreign Currency	(758)	22,984
Mini Dow Jun17	Equity Index	746,238	(20,282)
Natural Gas May17	Energy	2,337	(733)
New Zealand Dollar CME Jun17	Foreign Currency	(13,785)	(9,848)
Nikkei Index Jun17	Equity Index	331,609	(28,933)
NY Harbor ULSD Futures May17	Energy	5,759	51,572
SFE SPI 200 Jun17	Equity Index	4,091	(22,507)
Silver CMX May17	Metals	94	25,638
South African Rand CME Jun17	Foreign Currency	777	(274,037)
South Korean Won	Foreign Currency	685,472	(576)
Soybeans May17	Agricultural	(2,113,485)	379,802
Sugar May17	Agricultural	(7,776)	23,199
Topix Index Jun17	Equity Index	4,644	(50,833)
U.S. 10 Year Notes Jun17	Financials	(3,650)	(6,409)
U.S. 5 Year Note Jun17	Financials	(12,552)	(17,492)
U.S. Treasury Bond Jun17	Financials	1,596	3,306
United States Dollar	Currency	(2,582)	-
Wheat May17	Agricultural	(1,260,061)	(162,493)
Zinc LME Jun17	Metals	(3,157)	113,375
Zinc LME Jun17	Metals	9,585	(344,174)
			(754,910)
Net Cash and Other Receivables/Payables			(16,718)
Swaps, at Value			$(771,628)

Candriam Global Alpha Index

Category	% Breakdown
Equity Index	85.28%
Financials	8.97
Foreign Currency	6.70
Agriculture	-0.06
Currency	-0.89
Total	100.00

Description	Sector	Notional Amount (000)*	Unrealized Appreciation / (Depreciation)
1 Year Midcurve Jun17	Financials	(33)	(3,835)
1 Year Midcurve Jun17	Financials	(19)	3,835
1 Year Midcurve Jun17	Financials	44	(7,669)
Australian Dollar	Foreign Currency	1,457	(1,603)
Australian Dollar CME Jun17	Foreign Currency	(3,301)	5,620
Australian Dollar CME Jun17	Foreign Currency	(23)	(1,513)
Australian Dollar CME Jun17	Foreign Currency	80	4,124
British Pound CME Jun17	Foreign Currency	979	4,209
British Pound CME Jun17	Foreign Currency	(25)	7,690
British Pound CME Jun17	Foreign Currency	25	(5,258)
British Pound CME Jun17	Foreign Currency	(27)	5,846
British Pound Sterling	Foreign Currency	(18)	(103)
Canadian Dollar CME Jun17	Foreign Currency	2,317	4,306
Canadian Dollar CME Jun17	Foreign Currency	(6)	790
CFE VIX Apr17	Equity Index	199	6,734
DAX Index Jun17	Equity Index	89	4,060
DAX Index Jun17	Equity Index	(116)	(7,828)
DAX Index Jun17	Equity Index	(13)	799
E-mini Nasdaq Jun17	Equity Index	(3,436)	(632)
E-mini Nasdaq Jun17	Equity Index	(46)	-
E-mini Russell Apr17	Equity Index	(12)	703
E-mini Russell Apr17	Equity Index	16	(1,323)
E-mini S&P Jun17	Equity Index	(116)	8,418
E-mini S&P Jun17	Equity Index	(97)	8,698
E-mini S&P Jun17	Equity Index	(87)	(5,768)
E-mini S&P Jun17	Equity Index	(62)	(3,554)
EUR/USD CME Jun17	Foreign Currency	1,671	(1,013)
EUR/USD CME Jun17	Foreign Currency	101	(6,443)
EUR/USD CME Jun17	Foreign Currency	(48)	1,444
EUR/USD CME Jun17	Foreign Currency	(8)	291
EUR/USD CME Jun17	Foreign Currency	(30)	790
EUR/USD CME Jun17	Foreign Currency	(101)	1,372
Euro	Foreign Currency	2,329	(3,027)
Euro Bobl Jun17	Equity Index	(22,444)	(3,384)
Euro Bobl Jun17	Equity Index	(55)	14
Euro Bobl May17	Equity Index	(2)	394
Euro Bund Jun17	Equity Index	(4,009)	455
Euro Bund Jun17	Equity Index	(74)	1,340
Euro Bund Jun17	Equity Index	(96)	2,334
Euro Bund May17	Equity Index	(1)	(11)
Euro Bund May17	Equity Index	1	(626)
Euro Oat Futures Jun17	Equity Index	7,303	(18,933)
Euro STOXX 50 Apr17	Equity Index	(168)	(24,024)
Euro STOXX 50 Apr17	Equity Index	(74)	(12,749)
Euro STOXX 50 Apr17	Equity Index	(3)	178
Euro STOXX 50 Apr17	Equity Index	(278,424)	(1,053)
Euro STOXX 50 Apr17	Equity Index	531,537	6,015
Euro STOXX 50 Apr17	Equity Index	(1,458)	(6,355)
Euro STOXX 50 Jun17	Equity Index	(57)	3,746
Euro STOXX 50 Jun17	Equity Index	(1)	100
Euro STOXX Banks Apr17	Equity Index	(4)	1,579
Euro STOXX Banks Jun17	Equity Index	(29)	2,494
Euro STOXX Banks May17	Equity Index	(67)	(3,308)
Euro Stoxx50 Dividend Futures Dec17	Equity Index	1,864	8,173
FTSE MIB Index Jun17	Equity Index	(371)	(18,754)
Hang Seng China Enterprises Index Apr17	Equity Index	(2,146)	15,853
Hong Kong Dollar	Foreign Currency	(742)	14
Japanese Yen	Foreign Currency	20,460	748
Japanese Yen CME Jun17	Foreign Currency	(5,338)	(14,216)
Japanese Yen CME Jun17	Foreign Currency	(243)	(15,131)
Japanese Yen CME Jun17	Foreign Currency	(16)	2,026
Japanese Yen CME Jun17	Foreign Currency	(24)	3,461
STOXX Europe 600 Utilities	Equity Index	(16)	5,791
Mexican Peso CME Jun17	Foreign Currency	241	(7,316)
Norwegian Krone	Foreign Currency	177	(62)
STOXX Europe 600 Oil & Gas	Equity Index	16	(7,404)
STOXX Europe 600 Oil & Gas	Equity Index	(5)	2,453
STOXX Europe 600 Oil & Gas	Equity Index	(5)	560
STOXX Europe 600 Oil & Gas	Equity Index	(27)	1,704
S&P 500 Index Apr17	Equity Index	(189)	584
S&P 500 Index Apr17	Equity Index	17	(2,221)
Singapore Dollar	Foreign Currency	8	(5)
South African Rand CME Jun17	Foreign Currency	(141)	49,716
SMI Index	Equity Index	(69)	7,961
SMI Index	Equity Index	(82)	(4,120)
STOXX Europe 600 Basic Materials	Equity Index	(15)	(1,763)
STOXX Europe 600 Basic Materials	Equity Index	25	5,148
STOXX Europe 600 Basic Materials	Equity Index	(28)	(5,342)
STOXX Europe 600 Consumer Staples Jun17	Equity Index	(301)	11
STOXX Europe 600 Energy Jun17	Equity Index	219	(360)
STOXX Europe 600 Telecommunications Jun17	Equity Index	1,809	11,577
Swedish Krona	Foreign Currency	(2,147)	661
Swiss Franc	Foreign Currency	315	(220)
Turkish Lira	Foreign Currency	23	18
Australian 10 Year Bonds Jun17	Financials	7,105	(3,486)
U.S. 10 Year Notes Jun17	Financials	16,880	29,643
U.S. 10 Year Notes May17	Financials	12	-
United States Dollar	Currency	(2,384)	-
VSTOXX Apr17	Equity Index	(1,086)	17
VSTOXX May17	Equity Index	214	(1,143)
			32,942
Net Cash and Other Receivables/Payables			(13,153)
Swaps, at Value			$19,789

Candriam Global Opportunities Index

Category	% Breakdown
Foreign Currency	99.43%
Finacials	0.63
Equity Index	0.07
Currency	-0.13
Total	100.00%

Description	Sector	Notional Amount (000)*	Unrealized Appreciation / (Depreciation)
1 Year Midcurve Jun17	Financials	(14)	(1,678)
1 Year Midcurve Jun17	Financials	(8)	1,678
1 Year Midcurve Jun17	Financials	19	(3,355)
Australian Dollar	Foreign Currency	107	(118)
British Pound Sterling	Foreign Currency	33	195
Chilean Peso	Foreign Currency	-	-
EUR vs. USD Jun17	Foreign Currency	639	576
Euro	Foreign Currency	834	(1,085)
Euro Bund June17	Equity Index	-120	2,895.00
Euro Bund June17	Equity Index	-88	4,163.00
Euro Bund June17	Equity Index	117	(2,687)
Euro Bund May17	Equity Index	11	(2,863)
Euro Dollars Dec17	Financials	33,072	(3,355)
Euro Dollars Dec17	Financials	(18)	-
Euro Dollars Dec17	Financials	(57)	3,355
Euro Dollars Dec17	Financials	74	(3,775)
Euro Dollars Dec18	Financials	(32,918)	(10,066)
Hong Kong Dollar	Foreign Currency	(24)	-
Japanese Yen	Foreign Currency	37,526	1,372
KRW vs. EUR Jul17	Foreign Currency	651,690	(1,127)
Ibex Apr17	Equity Index	1,527	6,656
Eurostoxx 50 Volatility Index	Equity Index	(12)	725
Eurostoxx 50 Volatility Index	Equity Index	29	(735)
Mexican Peso CME Jun17	Foreign Currency	87	(2,652)
Norwegian Krone	Foreign Currency	-	-
Polish Zloty	Foreign Currency	(3)	5
South Korean Won	Foreign Currency	1,319,914	(1,109)
Swiss Franc	Foreign Currency	175	(122)
Turkish Lira	Foreign Currency	-	-
U.S. 10 Year Notes Jun17	Financials	3,021	5,306
U.S. 5 Year Note Jun17	Financials	9,518	13,264
United States Dollar	Currency	(2,651)	-
			5,463
Net Cash and Other Receivables/Payables			(13,187)
Swaps, at Value			$(7,724)

1. As of March 31, 2017, cash in the amount of $3,257,623 was on deposit with brokers for total return equity swap contracts.

* Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.

** The total return swap is held in the MainStay VP Multi-Strategy Cayman Fund Ltd., which is a wholly-owned subsidiary of the MainStay VP Absolute Return Multi-Strategy Fund.

*** The investment portfolio of the managed account is comprised at any given time of trading positions selected by Candriam France S.A.S. that include exchange traded futures in relation to any commodity, currency, interest rate, bond or equity index traded on certain exchanges. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on January 21, 2016 and has an open ended term unless terminated by one of the parties. In addition, the terms of the swap provide for a payment to the SG Newedge UK based upon 0.4% per annum accrued on the full notional level of the swap, plus a floating rate (based on LIBOR and Fed Funds) accrued on 15% of the notional of the swap.

**** The investment portfolio of the managed account is comprised at any given time of trading positions selected by Candriam France S.A.S. that include exchange traded derivatives and over the counter derivatives. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on February 26, 2016 and has an open ended term unless terminated by one of the parties. In addition, the terms of the swap provide for a payment to the SG Newedge UK based upon 0.4% per annum accrued on the full notional level of the swap, plus a floating rate (based on LIBOR and Fed Funds) accrued on 15% of the notional of the swap.

‡ Less than $1,000.

† Amount represents less than 0.01%.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
BTP	—Buoni del Tesoro Poliennali (Eurex Exchange index)
CAC	—Cotation Assiste´e en Continu (French stock market index)
CAD	—Canadian Dollar
CFE	—CBOE Futures Exchange
CHF	—Swiss Franc
CME	—Chicago Mercantile Exchange
DAX	—Deutscher Aktienindex Index (German stock market index)
DKK	—Danish Krone
ETF	—Exchange-Traded Fund
EUR	—Euro
FTSE	—Financial Times Stock Exchange
GBP	—British Pound Sterling
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
LME	—London Metal Exchange
MIB	—Milano Italia Borsa (Italian national stock exchange)
SEK	—Swedish Krona
SFE SPI	—Sydney Futures Exchange Share Price Index
SPDR	—Standard & Poor's Depositary Receipt
USD	—United States Dollar
VIX	—CBOE Volatility Index
VSTOXX	—Euro Stoxx 50 Volatility Index

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$57,361,515	$—	$57,361,515
Foreign Bonds	—	31,285,348	—	31,285,348
Total Long-Term Bonds	—	88,646,863	—	88,646,863
Common Stocks	176,829,533	—	—	176,829,533
Convertible Preferred Stocks	761,431	—	—	761,431
Preferred Stocks	22,106	—	—	22,106
Rights	0	—	—	0
Purchased Option	—	7,521	—	7,521
Short-Term Investments
Repurchase Agreement	—	213,928,320	—	213,928,320
U.S. Government & Federal Agencies	—	143,153,482	—	143,153,482
Total Short-Term Investments	—	357,081,802	—	357,081,802
Total Investments in Securities	177,613,070	445,736,186	—	623,349,256
Other Financial Instruments
Candriam Proprietary Total Return Swap Contracts (b)	—	19,789	—	19,789
Credit Default Swap Contracts (b)	—	869,326	—	869,326
Foreign Currency Forward Contract (b)	—	113,135	—	113,135
Futures Contracts (b)	45,683	—	—	45,683
Interest Rate Swap Contracts (b)	—	145,665	—	145,665
Total Return Basket Swap Contracts (b)	—	418,288	—	418,288
Total Return Equity Swap Contracts (b)	—	524,958	—	524,958
Total Other Financial Instruments	45,683	2,091,161	—	2,136,844
Total Investments in Securities and Other Financial Instruments	$177,658,753	$447,827,347	$—	$625,486,100

Liability Valuation Inputs

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)		Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short
Banks	$(5,030,021)	$(178,296)	$—		$(5,208,317)
Mining (c)	—	—	—	*	— *
All Other Industries	(102,381,132)		—		(102,381,132)
Total Common Stocks Sold Short	(107,411,153)	(178,296)	—	*	(107,589,449)
Exchange Traded Fund Sold Short	(19,621,622)	—	—		(19,621,622)
Total Investments in Securities Sold Short	(127,032,775)	(178,296)	—	*	(127,211,071)
Other Financial Instruments
Candriam Proprietary Total Return Swap Contracts (b)	—	(779,352)	—		(779,352)
Credit Default Swap Contracts (b)	—	(370,154)	—		(370,154)
Foreign Currency Forward Contracts (b)	—	(323,527)	—		(323,527)
Interest Rate Swap Contracts (b)	—	(449,462)	—		(449,462)
Total Return Basket Swap Contracts (b)	—	(377,919)	—		(377,919)
Total Return Equity Swap Contracts (b)	—	(285,261)	—		(285,261)
Written Swaptions (b)	—	(1,016)	—		(1,016)
Total Other Financial Instruments	—	(2,586,691)	—		(2,586,691)
Total Investments in Securities Sold Short and Other Financial Instruments	$(127,032,775)	$(2,764,987)	$—	*	$(129,797,762)

* Less than $0.50.

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

(c) The Level 3 security valued at $(0) is held in Mining within the Common Stocks Sold Short.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2017, certain foreign equity securities with a market value of $9,453,813 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

As of March 31, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

												Change in
												Unrealized
												Appreciation
				Change in								(Depreciation) from
				Unrealized								Investments Still
	Balance as of	Accrued Discounts	Realized Gain	Appreciation				Transfers in to	Transfers out of	Balance as of		Held at March 31,
Investments in Securities	December 31, 2016	(Premiums)	(Loss)	(Depreciation)		Purchases	Sales	Level 3	Level 3	March 31, 2017		2017
Common Stocks Sold Short
Mining	$-	$-	$-	$-	*	$-	$-	$-	$-	$-	*	$-	*
Rights Sold Short
Banks	(4)	-	-	-		4	-	-	-	-		-
Energy Equipment & Services	(9,698)	-	-	-		9,698	-	-	-	-		-
Total	$(9,702)	$-	$-	$-	*	$9,702	$-	$-	$-	$-	*	$-	*

* Less than $0.50.

MainStay VP Balanced Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 40.3% †
	Asset-Backed Securities 1.6%
	Automobile 0.1%
	Capital Automotive REIT Series 2017-1A, Class A1 3.87%, due 4/15/47 (a)	$200,000	$199,942
	Chesapeake Funding LLC Series 2013-1A, Class A 1.226%, due 1/7/25 (a)(b)	19,974	19,967
	Hertz Vehicle Financing LLC Series 2016-1A, Class A 2.32%, due 3/25/20 (a)	200,000	199,228
			419,137
	Other ABS 1.5%
	AIMCO CLO Series 2014-AA, Class A 2.421%, due 7/20/26 (a)(b)	250,000	249,723
	Apidos CLO XXV Series 2016-25A, Class A1 2.203%, due 10/20/28 (a)(b)	475,000	475,508
	Ares XXIX CLO, Ltd. Series 2014-1A, Class A1R 2.22%, due 4/17/26 (a)(b)	250,000	250,065
	Ares XXVII CLO, Ltd. Series 2013-2A, Class A1 2.14%, due 7/28/25 (a)(b)	200,000	200,262
	Babson CLO, Ltd. Series 2013-IA, Class A 1.981%, due 4/20/25 (a)(b)	450,000	449,158
	Birchwood Park CLO, Ltd. Series 2014-1A, Class AR 2.203%, due 7/15/26 (a)(b)	250,000	250,015
	Cedar Funding IV CLO, Ltd. Series 2014-4A, Class A1 2.541%, due 10/23/26 (a)(b)	250,000	250,025
	Dryden Senior Loan Fund Series 2014-33A, Class AR 2.31%, due 10/15/28 (a)(b)	250,000	250,055
	Dryden XXXI Senior Loan Fund
	Series 2014-31A, Class A 2.232%, due 4/18/26 (a)(b)	280,000	280,675
	Series 2014-31A, Class AR 2.236%, due 4/18/26 (a)(b)	280,000	279,513
	Finn Square CLO, Ltd. Series 2012-1A, Class A1R 2.207%, due 12/24/23 (a)(b)	194,480	194,764
	FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, due 4/30/47 (a)	100,000	100,000
	Galaxy XIV CLO, Ltd. Series 2012-14A, Class AR 2.276%, due 11/15/26 (a)(b)	250,000	249,123
	Galaxy XVI CLO, Ltd. Series 2013-16A, Class A1R 2.278%, due 11/16/25 (a)(b)(c)	250,000	250,000
	Magnetite VIII, Ltd. Series 2014-8A, Class AR 2.227%, due 4/15/26 (a)(b)	260,000	261,305
	Magnetite XII, Ltd. Series 2015-12A, Class AR 2.034%, due 4/15/27 (a)(b)	250,000	250,305
	Neuberger Berman CLO XIX, Ltd. Series 2015-19A, Class A1 2.30%, due 7/15/27 (a)(b)	350,000	351,018
	Octagon Loan Funding, Ltd. Series 2014-1A, Class A1 2.359%, due 11/18/26 (a)(b)	450,000	449,581
	Sheridan Square CLO, Ltd. Series 2013-1A, Class A2 2.05%, due 4/15/25 (a)(b)	275,000	273,710
	THL Credit Wind River CLO, Ltd. Series 2012-1A, Class AR 2.33%, due 1/15/26 (a)(b)	250,000	249,948
	Volvo Financial Equipment LLC Series 2016-IA, Class A3 1.67%, due 2/18/20 (a)	100,000	100,043
	Voya CLO, Ltd. Series 2014-2A, Class A1R 2.398%, due 4/17/30 (a)(b)	600,000	600,000
			6,264,796
	Total Asset-Backed Securities (Cost $6,682,423)		6,683,933

	Corporate Bonds 19.3%
	Aerospace & Defense 0.3%
	BAE Systems PLC 4.75%, due 10/11/21 (a)	1,050,000	1,132,951

	Auto Manufacturers 0.9%
	Daimler Finance North America LLC 2.85%, due 1/6/22 (a)	1,000,000	1,001,415
	Ford Motor Credit Co. LLC 4.25%, due 9/20/22	1,575,000	1,641,382
	General Motors Financial Co., Inc.
	3.20%, due 7/6/21	400,000	401,518
	4.375%, due 9/25/21	750,000	788,677
			3,832,992
	Banks 6.1%
	ABN AMRO Bank N.V. 2.10%, due 1/18/19 (a)	1,500,000	1,500,381
	Bank of America Corp.
	3.124%, due 1/20/23 (b)	500,000	502,570
	4.45%, due 3/3/26	1,000,000	1,025,546
	Bank of New York Mellon Corp. 2.05%, due 5/3/21	550,000	542,747
	Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.35%, due 9/8/19 (a)	300,000	300,920
	BNP Paribas S.A. 3.80%, due 1/10/24 (a)	525,000	522,441
	Branch Banking & Trust Co. 2.625%, due 1/15/22	975,000	977,653
¤	Citigroup, Inc.
	2.90%, due 12/8/21	1,150,000	1,154,386
	4.60%, due 3/9/26	750,000	770,191
	Cooperatieve Rabobank UA 4.375%, due 8/4/25	1,000,000	1,025,703
	Credit Agricole S.A. 3.375%, due 1/10/22 (a)	575,000	575,022
	Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22	1,500,000	1,520,412
	Discover Bank 3.20%, due 8/9/21	850,000	860,793
¤	Fifth Third Bancorp 4.30%, due 1/16/24	1,250,000	1,305,650
	Goldman Sachs Group, Inc.
	2.35%, due 11/15/21	350,000	342,784
	3.85%, due 1/26/27	475,000	477,317
	5.375%, due 3/15/20	125,000	135,510
	6.00%, due 6/15/20	300,000	332,081
	HBOS PLC 6.75%, due 5/21/18 (a)	1,250,000	1,309,022
	HSBC Bank USA N.A. 6.00%, due 8/9/17	425,000	431,251
	HSBC Holdings PLC 3.262%, due 3/13/23 (b)	1,000,000	1,005,568
	Huntington National Bank
	2.20%, due 4/1/19	250,000	250,580
	2.875%, due 8/20/20	500,000	507,558
¤	JPMorgan Chase & Co. 3.875%, due 9/10/24	2,200,000	2,229,880
	Korea Development Bank 3.875%, due 5/4/17	475,000	475,826
	Morgan Stanley
	3.625%, due 1/20/27	500,000	496,348
	4.35%, due 9/8/26	1,000,000	1,024,275
	National Australia Bank, Ltd. 2.25%, due 7/1/19 (a)	500,000	502,924
	Sumitomo Mitsui Banking Corp. 2.25%, due 7/11/19	625,000	626,095
	SunTrust Bank 2.25%, due 1/31/20	1,000,000	1,003,248
	UBS Group Funding Jersey, Ltd. 4.125%, due 4/15/26 (a)	1,250,000	1,270,700
	Wells Fargo & Co.
	2.50%, due 3/4/21	750,000	747,853
	4.10%, due 6/3/26	225,000	229,723
			25,982,958
	Beverages 0.4%
	Anheuser-Busch InBev Finance, Inc.
	2.65%, due 2/1/21	350,000	352,632
	3.65%, due 2/1/26	1,400,000	1,415,680
			1,768,312
	Building Materials 0.5%
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	850,000	878,764
	Masco Corp.
	3.50%, due 4/1/21	325,000	330,723
	4.375%, due 4/1/26	850,000	883,329
			2,092,816
	Chemicals 0.4%
	LYB International Finance B.V. 4.00%, due 7/15/23	400,000	416,897
	NewMarket Corp. 4.10%, due 12/15/22	400,000	407,663
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (a)	210,000	213,675
	Westlake Chemical Corp. 3.60%, due 8/15/26 (a)	750,000	734,485
			1,772,720
	Computers 0.1%
	Hewlett Packard Enterprise Co. 3.60%, due 10/15/20	325,000	334,223

	Diversified Financial Services 0.3%
	GE Capital International Funding Co. 2.342%, due 11/15/20	1,250,000	1,255,407

	Electric 2.3%
	Arizona Public Service Co. 2.20%, due 1/15/20	250,000	250,477
	Detroit Edison Co. 2.65%, due 6/15/22	750,000	749,509
	Dominion Resources, Inc. 2.00%, due 8/15/21	1,000,000	970,214
	Electricite de France S.A. 2.35%, due 10/13/20 (a)	1,500,000	1,499,217
	Emera U.S. Finance, L.P. 2.70%, due 6/15/21	750,000	745,751
	Engie S.A. 1.625%, due 10/10/17 (a)	150,000	149,963
	Entergy Corp. 4.00%, due 7/15/22	750,000	785,592
	Exelon Corp.
	2.85%, due 6/15/20	425,000	430,572
	3.497%, due 6/1/22	500,000	504,616
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	500,000	519,596
	Great Plains Energy, Inc.
	3.90%, due 4/1/27	1,000,000	1,009,735
	4.85%, due 6/1/21	280,000	298,768
	Kansas City Power & Light Co. 7.15%, due 4/1/19	250,000	275,035
	Niagara Mohawk Power Corp. 2.721%, due 11/28/22 (a)	100,000	99,597
	Southern Co. 2.95%, due 7/1/23	1,500,000	1,460,101
			9,748,743
	Electronics 0.3%
	Amphenol Corp. 3.125%, due 9/15/21	175,000	178,613
	Fortive Corp. 2.35%, due 6/15/21 (a)	1,000,000	987,752
			1,166,365
	Finance - Credit Card 0.3%
	American Express Credit Corp. 1.702%, due 3/18/19 (b)	350,000	351,792
	Capital One Bank USA N.A. 2.15%, due 11/21/18	675,000	676,235
	Discover Financial Services
	3.85%, due 11/21/22	100,000	101,971
	4.10%, due 2/9/27	350,000	350,118
	5.20%, due 4/27/22	25,000	26,972
			1,507,088
	Food 0.4%
	Ingredion, Inc.
	1.80%, due 9/25/17	75,000	75,035
	4.625%, due 11/1/20	250,000	268,484
	Mondelez International Holdings Netherlands B.V. 2.00%, due 10/28/21 (a)	1,250,000	1,202,754
			1,546,273
	Health Care - Products 0.2%
	Becton Dickinson & Co. 3.734%, due 12/15/24	750,000	772,030

	Insurance 0.5%
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (a)	725,000	789,206
	Pricoa Global Funding I 2.20%, due 6/3/21 (a)	1,250,000	1,232,230
			2,021,436
	Investment Management/Advisory Services 0.2%
	UBS Group Funding Switzerland A.G. 4.253%, due 3/23/28 (a)	825,000	836,821

	Iron & Steel 0.1%
	Carpenter Technology Corp. 4.45%, due 3/1/23	125,000	126,906
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	200,000	208,714
			335,620
	Mining 0.4%
	Anglo American Capital PLC 4.875%, due 5/14/25 (a)	625,000	637,625
	Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	1,250,000	1,299,456
			1,937,081
	Miscellaneous - Manufacturing 0.4%
	General Electric Co. 4.375%, due 9/16/20	225,000	241,834
	Siemens Financieringsmaatschappij N.V.
	1.70%, due 9/15/21 (a)	750,000	723,084
	2.70%, due 3/16/22 (a)	700,000	700,610
			1,665,528
	Oil & Gas 0.8%
	Anadarko Petroleum Corp. 4.85%, due 3/15/21	1,000,000	1,069,753
	BP Capital Markets PLC
	1.846%, due 5/5/17	75,000	75,036
	3.062%, due 3/17/22	425,000	430,859
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25	400,000	415,848
	Nabors Industries, Inc. 5.00%, due 9/15/20	540,000	558,563
	Petroleos Mexicanos
	3.50%, due 7/23/20	75,000	75,656
	3.50%, due 1/30/23	100,000	95,290
	Shell International Finance B.V. 3.25%, due 5/11/25	700,000	706,794
			3,427,799
	Oil & Gas Services 0.2%
	Schlumberger Holdings Corp. 3.00%, due 12/21/20 (a)	750,000	766,894

	Pharmaceuticals 0.7%
	Actavis Funding SCS 3.00%, due 3/12/20	350,000	355,974
	Bayer U.S. Finance LLC 2.375%, due 10/8/19 (a)	625,000	629,290
	Sanofi 4.00%, due 3/29/21	1,250,000	1,325,170
	Shire Acquisitions Investments Ireland DAC 2.40%, due 9/23/21	550,000	537,852
			2,848,286
	Pipelines 0.6%
	Kinder Morgan, Inc. 5.00%, due 2/15/21 (a)	895,000	955,839
	Plains All American Pipeline, L.P. / PAA Finance Corp. 8.75%, due 5/1/19	200,000	225,575
	Regency Energy Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	850,000	934,223
	Spectra Energy Partners, L.P. 2.95%, due 9/25/18	200,000	202,644
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	175,000	169,416
	TransCanada PipeLines, Ltd. 1.625%, due 11/9/17	275,000	275,015
			2,762,712
	Real Estate Investment Trusts 0.6%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	500,000	501,503
	DDR Corp. 4.75%, due 4/15/18	355,000	363,045
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	150,000	166,606
	Liberty Property, L.P. 4.40%, due 2/15/24	125,000	131,672
	Simon Property Group, L.P. 5.65%, due 2/1/20	150,000	163,070
	VEREIT Operating Partnership, L.P. 4.875%, due 6/1/26	1,000,000	1,041,250
			2,367,146
	Retail 0.0%‡
	Home Depot, Inc. 3.00%, due 4/1/26	150,000	149,738

	Semiconductors 0.1%
	Applied Materials, Inc. 3.30%, due 4/1/27	225,000	225,894

	Software 0.6%
	Fidelity National Information Services, Inc. 2.25%, due 8/15/21	1,075,000	1,052,721
	Fiserv, Inc. 4.75%, due 6/15/21	200,000	215,181
	Oracle Corp. 1.90%, due 9/15/21	1,250,000	1,228,275
			2,496,177
	Telecommunications 1.6%
¤	AT&T, Inc.
	3.95%, due 1/15/25	850,000	857,170
	4.25%, due 3/1/27	1,225,000	1,238,570
	4.45%, due 4/1/24	415,000	434,926
	Deutsche Telekom International Finance B.V. 2.82%, due 1/19/22 (a)	1,250,000	1,242,805
	Orange S.A. 2.75%, due 2/6/19	225,000	227,639
	Telefonica Emisiones SAU 4.103%, due 3/8/27	1,750,000	1,762,350
	Verizon Communications, Inc. 5.15%, due 9/15/23	1,100,000	1,210,658
			6,974,118
	Transportation 0.0%‡
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	125,000	133,483

	Total Corporate Bonds (Cost $81,392,710)		81,861,611

	Foreign Government Bonds 0.1%
	Sovereign 0.01%
	Republic of Poland Government International Bond 5.00%, due 3/23/22	50,000	54,877
	Russian Federation 3.50%, due 1/16/19 (a)	400,000	410,600
	Total Foreign Government Bonds (Cost $448,468)		465,477

	Mortgage-Backed Securities 0.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.5%
	Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	100,000	104,811
	COMM Mortgage Trust
	Series 2013-THL, Class A2 1.897%, due 6/8/30 (a)(b)	300,000	300,189
	Series 2013-LC13, Class A2 3.009%, due 8/10/46	300,000	305,229
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (a)	200,000	207,142
	JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A2 3.019%, due 8/15/46	299,950	304,899
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C13, Class A2 2.936%, due 11/15/46	500,000	508,707
	Series 2013-C12, Class A4 4.259%, due 10/15/46 (b)	300,000	322,465
	Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class AS 3.749%, due 3/15/59	100,000	101,827
	Total Mortgage-Backed Securities (Cost $2,163,442)		2,155,269

	U.S. Government & Federal Agencies 18.8%
	Federal Home Loan Bank 0.4%
	0.875%, due 8/5/19	300,000	296,128
	1.00%, due 9/26/19	400,000	395,634
	1.375%, due 3/18/19	600,000	600,171
	1.375%, due 11/15/19	250,000	249,136
			1,541,069
	Federal Home Loan Mortgage Corporation 0.6%
	1.00%, due 9/27/17	75,000	75,018
	1.25%, due 8/15/19	350,000	345,686
	1.25%, due 10/2/19	350,000	348,048
	1.35%, due 1/25/19	600,000	599,675
	1.50%, due 1/17/20	725,000	723,845
	1.80%, due 1/27/20	400,000	400,020
			2,492,292
¤	Federal National Mortgage Association 1.3%
	0.875%, due 8/2/19	400,000	394,808
	1.00%, due 10/24/19	300,000	296,345
	1.125%, due 4/27/17	250,000	250,061
	1.25%, due 7/26/19	450,000	447,072
	1.25%, due 8/17/21	500,000	485,649
	1.375%, due 2/26/21	150,000	147,359
	1.50%, due 2/28/20	350,000	349,158
	1.75%, due 9/12/19	250,000	251,576
	1.875%, due 9/24/26	2,100,000	1,952,095
	2.625%, due 9/6/24	875,000	888,366
			5,462,489
¤	United States Treasury Notes 16.5%
	0.50%, due 4/30/17	500,000	499,940
	0.75%, due 6/30/17	1,550,000	1,549,637
	0.75%, due 12/31/17	3,225,000	3,218,450
	0.75%, due 9/30/18	13,100,000	13,016,592
	0.875%, due 5/31/18	7,450,000	7,428,171
	0.875%, due 6/15/19	8,785,000	8,699,891
	1.00%, due 9/15/18	625,000	623,413
	1.00%, due 10/15/19	8,850,000	8,761,500
	1.125%, due 7/31/21	2,200,000	2,133,657
	1.25%, due 3/31/19	6,100,000	6,098,811
	1.375%, due 9/30/23	3,485,000	3,317,013
	1.625%, due 3/15/20	10,300,000	10,337,018
	1.875%, due 3/31/22	250,000	249,356
	2.125%, due 2/29/24	3,700,000	3,680,053
	2.25%, due 2/15/27	550,000	542,975
			70,156,477
	Total U.S. Government & Federal Agencies (Cost $80,114,141)		79,652,327
	Total Long-Term Bonds (Cost $170,801,184)		170,818,617

		Shares	Value
	Common Stocks 52.5%
	Advertising 0.0%‡
	Clear Channel Outdoor Holdings, Inc. Class A	14,557	88,070

	Aerospace & Defense 0.7%
	Arconic, Inc.	24,335	640,984
	General Dynamics Corp.	2,404	450,029
	Raytheon Co.	3,413	520,482
	Spirit AeroSystems Holdings, Inc. Class A	17,068	988,578
	United Technologies Corp.	4,041	453,441
			3,053,514
	Agriculture 0.7%
	Archer-Daniels-Midland Co.	12,642	582,038
	Bunge, Ltd.	16,756	1,328,080
	Philip Morris International, Inc.	4,574	516,405
	Reynolds American, Inc.	7,194	453,366
			2,879,889
	Airlines 0.9%
	American Airlines Group, Inc.	3,778	159,809
	Copa Holdings S.A. Class A	9,367	1,051,446
	Delta Air Lines, Inc.	12,722	584,703
	JetBlue Airways Corp. (d)	52,214	1,076,131
	United Continental Holdings, Inc. (d)	14,275	1,008,386
			3,880,475
	Auto Manufacturers 0.4%
	Ford Motor Co.	44,412	516,956
	General Motors Co.	14,595	516,079
	PACCAR, Inc.	1,010	67,872
	Tesla, Inc. (d)	1,869	520,143
			1,621,050
	Auto Parts & Equipment 0.4%
	Adient PLC	3,181	231,163
	Allison Transmission Holdings, Inc.	340	12,260
	Goodyear Tire & Rubber Co.	9,862	355,032
	Lear Corp.	6,644	940,658
			1,539,113
	Banks 3.8%
	Bank of America Corp.	25,036	590,599
	Bank of New York Mellon Corp.	12,512	590,942
	BankUnited, Inc.	18,291	682,437
	BB&T Corp.	13,146	587,626
	Capital One Financial Corp.	5,347	463,371
¤	Citigroup, Inc.	9,843	588,808
	Citizens Financial Group, Inc.	37,880	1,308,754
	Commerce Bancshares, Inc.	13,932	782,421
	Cullen / Frost Bankers, Inc.	691	61,478
	East West Bancorp, Inc.	8,655	446,685
¤	Fifth Third Bancorp	66,592	1,691,437
	First Hawaiian, Inc.	29,056	869,356
	Goldman Sachs Group, Inc.	2,270	521,464
¤	JPMorgan Chase & Co.	6,622	581,677
	KeyCorp	94,282	1,676,334
	M&T Bank Corp.	1,248	193,103
	Morgan Stanley	12,119	519,178
	PNC Financial Services Group, Inc.	4,346	522,563
	State Street Corp.	7,371	586,805
	SunTrust Banks, Inc.	35,231	1,948,274
	U.S. Bancorp	10,023	516,185
	Wells Fargo & Co.	8,134	452,738
			16,182,235
	Beverages 0.2%
	Coca-Cola Co.	10,675	453,047
	PepsiCo., Inc.	4,613	516,010
			969,057
	Biotechnology 0.2%
	United Therapeutics Corp. (d)	7,336	993,148

	Building Materials 0.6%
	Johnson Controls International PLC	31,826	1,340,511
	Owens Corning	19,559	1,200,336
			2,540,847
	Chemicals 1.5%
	Air Products & Chemicals, Inc.	3,310	447,810
	Cabot Corp.	17,475	1,046,927
	Dow Chemical Co.	8,052	511,624
	Huntsman Corp.	44,481	1,091,564
	LyondellBasell Industries N.V. Class A	6,443	587,537
	Monsanto Co.	3,975	449,970
	Mosaic Co.	43,777	1,277,413
	Praxair, Inc.	3,825	453,645
	Versum Materials, Inc. (d)	17,296	529,258
			6,395,748
	Coal 0.2%
	CONSOL Energy, Inc. (d)	45,077	756,392

	Commercial Services 1.2%
	CoreLogic, Inc. (d)	23,399	952,807
	Graham Holdings Co. Class B	575	344,741
	H&R Block, Inc.	21,782	506,431
	Live Nation Entertainment, Inc. (d)	31,859	967,558
	ManpowerGroup, Inc.	11,656	1,195,556
	United Rentals, Inc. (d)	7,431	929,247
			4,896,340
	Computers 1.6%
	Apple, Inc.	4,056	582,685
	Computer Sciences Corp.	10,045	693,206
	Dell Technologies, Inc. Class V (d)	8,117	520,137
	Hewlett Packard Enterprise Co.	24,698	585,343
	HP, Inc.	33,870	605,596
	International Business Machines Corp.	3,360	585,110
	NetApp, Inc.	33,691	1,409,968
	Western Digital Corp.	23,506	1,939,950
			6,921,995
	Cosmetics & Personal Care 0.2%
	Colgate-Palmolive Co.	6,156	450,558
	Procter & Gamble Co.	5,725	514,391
			964,949
	Distribution & Wholesale 0.0%‡
	WESCO International, Inc. (d)	203	14,119

	Electric 3.7%
	Ameren Corp.	18,382	1,003,473
	American Electric Power Co., Inc.	7,697	516,700
	CMS Energy Corp.	20,700	926,118
	Consolidated Edison, Inc.	23,981	1,862,365
	Dominion Resources, Inc.	5,830	452,233
	DTE Energy Co.	7,124	727,432
	Duke Energy Corp.	5,494	450,563
	Edison International	23,429	1,865,183
	Entergy Corp.	9,600	729,216
	Eversource Energy	5,340	313,885
	Exelon Corp.	14,437	519,443
	FirstEnergy Corp.	43,049	1,369,819
	MDU Resources Group, Inc.	2,051	56,136
	NextEra Energy, Inc.	3,468	445,187
	NRG Energy, Inc.	10,562	197,509
	PG&E Corp.	7,784	516,546
	Pinnacle West Capital Corp.	767	63,953
	PPL Corp.	6,598	246,699
	Public Service Enterprise Group, Inc.	7,084	314,175
	Southern Co.	9,066	451,306
	WEC Energy Group, Inc.	15,189	920,909
	Xcel Energy, Inc.	40,669	1,807,737
			15,756,587
	Electrical Components & Equipment 0.4%
	Emerson Electric Co.	9,804	586,868
	Energizer Holdings, Inc.	17,612	981,869
			1,568,737
	Electronics 0.5%
	Corning, Inc.	21,274	574,398
	Fortive Corp.	7,591	457,130
	Jabil Circuit, Inc.	39,753	1,149,657
			2,181,185
	Entertainment 0.5%
	International Game Technology PLC	38,352	908,943
	Lions Gate Entertainment Corp. Class A	24,340	646,470
	Regal Entertainment Group Class A	23,009	519,543
			2,074,956
	Environmental Controls 0.1%
	Waste Management, Inc.	7,178	523,420

	Finance - Commercial 0.3%
	CIT Group, Inc.	29,153	1,251,538

	Finance - Consumer Loans 0.1%
	Synchrony Financial	12,520	429,436

	Finance - Credit Card 0.3%
	American Express Co.	7,470	590,952
	Discover Financial Services	8,640	590,889
			1,181,841
	Finance - Investment Banker/Broker 0.6%
	Charles Schwab Corp.	11,195	456,868
	Lazard, Ltd. Class A	24,462	1,125,007
	LPL Financial Holdings, Inc.	25,180	1,002,920
			2,584,795
	Finance - Mortgage Loan/Banker 0.3%
	FNF Group	34,054	1,326,063

	Finance - Other Services 0.2%
	CME Group, Inc.	3,821	453,935
	Intercontinental Exchange, Inc.	7,636	457,167
			911,102
	Food 1.1%
	Conagra Brands, Inc.	4,069	164,143
	Flowers Foods, Inc.	45,251	878,322
	Ingredion, Inc.	4,737	570,477
	Kraft Heinz Co.	4,949	449,419
	Mondelez International, Inc. Class A	10,350	445,878
	Pilgrim's Pride Corp.	42,678	960,468
	Tyson Foods, Inc. Class A	20,780	1,282,334
			4,751,041
	Food Services 0.3%
	Aramark	29,900	1,102,413

	Forest Products & Paper 0.0%‡
	International Paper Co.	1,448	73,529

	Gas 0.6%
	CenterPoint Energy, Inc.	50,791	1,400,308
	Sempra Energy	3,176	350,948
	UGI Corp.	7,663	378,552
	Vectren Corp.	9,995	585,807
			2,715,615
	Hand & Machine Tools 0.4%
	Regal Beloit Corp.	9,767	738,874
	Stanley Black & Decker, Inc.	8,083	1,073,988
			1,812,862
	Health Care - Products 0.8%
	Abbott Laboratories	11,612	515,689
	Alere, Inc. (d)	11,755	467,026
	Baxter International, Inc.	11,246	583,218
	Danaher Corp.	6,058	518,141
	Hill-Rom Holdings, Inc.	500	35,300
	Medtronic PLC	6,392	514,939
	Thermo Fisher Scientific, Inc.	3,368	517,325
			3,151,638
	Health Care - Services 1.4%
	Aetna, Inc.	4,649	592,980
	Anthem, Inc.	3,543	585,941
	Centene Corp. (d)	14,123	1,006,405
	Cigna Corp.	3,970	581,565
	DaVita, Inc. (d)	16,943	1,151,616
	HCA Holdings, Inc. (d)	6,554	583,241
	Humana, Inc.	2,838	585,025
	WellCare Health Plans, Inc. (d)	6,354	890,894
			5,977,667
	Holding Company - Diversified 0.2%
	Leucadia National Corp.	28,158	732,108

	Household Products & Wares 0.1%
	Kimberly-Clark Corp.	3,913	515,068

	Insurance 4.3%
	Aflac, Inc.	8,166	591,382
	Alleghany Corp. (d)	125	76,832
	Allstate Corp.	7,182	585,261
	American Financial Group, Inc.	5,658	539,886
	American International Group, Inc.	9,464	590,838
	American National Insurance Co.	3,281	387,256
	AmTrust Financial Services, Inc.	35,196	649,718
	Aspen Insurance Holdings, Ltd.	12,560	653,748
	Assurant, Inc.	11,490	1,099,248
	Assured Guaranty, Ltd.	23,612	876,241
	Axis Capital Holdings, Ltd.	15,291	1,024,956
	Berkshire Hathaway, Inc. Class B (d)	3,113	518,875
	Chubb, Ltd.	3,800	517,750
	CNA Financial Corp.	8,387	370,454
	Everest Re Group, Ltd.	5,559	1,299,750
	First American Financial Corp.	22,352	877,987
	Hanover Insurance Group, Inc.	3,713	334,393
	Hartford Financial Services Group, Inc.	8,261	397,106
	Lincoln National Corp.	10,466	685,000
	MetLife, Inc.	8,678	458,372
	Old Republic International Corp.	52,785	1,081,037
	Progressive Corp.	1,110	43,490
	Prudential Financial, Inc.	5,558	592,927
	RenaissanceRe Holdings, Ltd.	7,805	1,128,993
	Travelers Cos., Inc.	4,854	585,101
	Unum Group	28,723	1,346,821
	Validus Holdings, Ltd.	18,527	1,044,738
			18,358,160
	Internet 0.3%
	IAC / InterActiveCorp (d)	12,320	908,230
	Yahoo!, Inc. (d)	9,680	449,249
			1,357,479
	Investment Management/Advisory Services 0.5%
	Ameriprise Financial, Inc.	7,004	908,279
	BlackRock, Inc.	1,367	524,258
	Franklin Resources, Inc.	14,117	594,890
			2,027,427
	Iron & Steel 0.9%
	Nucor Corp.	23,741	1,417,813
	Reliance Steel & Aluminum Co.	2,942	235,419
	Steel Dynamics, Inc.	33,123	1,151,355
	United States Steel Corp.	31,164	1,053,655
			3,858,242
	Leisure Time 0.5%
	Carnival Corp.	9,915	584,093
	Royal Caribbean Cruises, Ltd.	16,292	1,598,408
			2,182,501
	Lodging 0.3%
	Extended Stay America, Inc.	54,332	866,052
	Hyatt Hotels Corp. Class A (d)	3,713	200,428
			1,066,480
	Machinery - Construction & Mining 0.6%
	Caterpillar, Inc.	6,295	583,924
	Oshkosh Corp.	15,972	1,095,520
	Terex Corp.	32,601	1,023,671
			2,703,115
	Machinery - Diversified 0.4%
	Cummins, Inc.	1,236	186,883
	Deere & Co.	5,410	588,933
	Zebra Technologies Corp. Class A (d)	9,953	908,211
			1,684,027
	Media 1.5%
	Comcast Corp. Class A	15,706	590,388
	DISH Network Corp. Class A (d)	9,280	589,187
	John Wiley & Sons, Inc. Class A	1,525	82,045
	Liberty SiriusXM Group (d)
	Class A	22,916	891,891
	Class C	27,073	1,049,891
	TEGNA, Inc.	41,144	1,054,109
	Thomson Reuters Corp.	11,943	516,296
	Time Warner, Inc.	5,321	519,915
	Twenty-First Century Fox, Inc.
	Class A	18,206	589,692
	Class B	18,552	589,583
			6,472,997
	Metal Fabricate & Hardware 0.2%
	Timken Co.	22,625	1,022,650

	Mining 0.3%
	Alcoa Corp.	6,475	222,740
	Freeport-McMoRan, Inc. (d)	34,996	467,547
	Newmont Mining Corp.	13,751	453,233
			1,143,520
	Miscellaneous - Manufacturing 0.7%
	Crane Co.	340	25,442
	Eaton Corp. PLC	7,015	520,162
	General Electric Co.	15,257	454,659
	Ingersoll-Rand PLC	1,271	103,358
	Parker-Hannifin Corp.	3,811	610,979
	Trinity Industries, Inc.	38,640	1,025,892
			2,740,492
	Office & Business Equipment 0.1%
	Xerox Corp.	44,452	326,278

	Oil & Gas 3.9%
	Anadarko Petroleum Corp.	8,306	514,972
	Antero Resources Corp. (d)	2,485	56,683
	Apache Corp.	9,754	501,258
	Chevron Corp.	4,190	449,880
	Cimarex Energy Co.	2,294	274,110
	Concho Resources, Inc. (d)	7,422	952,539
	ConocoPhillips	9,855	491,469
	Devon Energy Corp.	24,767	1,033,279
	Diamondback Energy, Inc. (d)	1,460	151,424
	Energen Corp. (d)	1,355	73,766
	EOG Resources, Inc.	4,668	455,363
	EQT Corp.	7,396	451,896
	Exxon Mobil Corp.	6,324	518,631
	Hess Corp.	9,382	452,306
	HollyFrontier Corp.	17,390	492,833
	Laredo Petroleum, Inc. (d)	9,453	138,014
	Marathon Oil Corp.	35,148	555,338
	Marathon Petroleum Corp.	37,114	1,875,742
	Murphy Oil Corp.	12,716	363,550
	Nabors Industries, Ltd.	37,383	488,596
	Newfield Exploration Co. (d)	10,832	399,809
	Noble Energy, Inc.	23,175	795,830
	Occidental Petroleum Corp.	7,100	449,856
	Parsley Energy, Inc. Class A (d)	2,459	79,942
	PBF Energy, Inc. Class A	10,567	234,270
	Phillips 66	5,781	457,971
	Pioneer Natural Resources Co.	2,404	447,697
	QEP Resources, Inc. (d)	22,231	282,556
	Range Resources Corp.	3,460	100,686
	Rice Energy, Inc. (d)	8,225	194,933
	Rowan Cos. PLC Class A (d)	8,523	132,788
	Tesoro Corp.	8,075	654,560
	Transocean, Ltd. (d)	80,387	1,000,818
	Valero Energy Corp.	8,706	577,121
	Whiting Petroleum Corp. (d)	24,565	232,385
	WPX Energy, Inc. (d)	4,906	65,691
			16,398,562
	Oil & Gas Services 0.6%
	Baker Hughes, Inc.	19,367	1,158,534
	Halliburton Co.	9,200	452,732
	Oceaneering International, Inc.	19,773	535,453
	Schlumberger, Ltd.	5,756	449,543
			2,596,262
	Packaging & Containers 0.1%
	WestRock Co.	11,068	575,868

	Pharmaceuticals 0.8%
	Allergan PLC	1,876	448,214
	Cardinal Health, Inc.	6,321	515,477
	Express Scripts Holding Co. (d)	8,988	592,399
	Johnson & Johnson	3,625	451,494
	Merck & Co., Inc.	7,115	452,087
	Mylan N.V. (d)	11,222	437,546
	Pfizer, Inc.	15,110	516,913
	Premier, Inc. Class A (d)	2,317	73,750
			3,487,880
	Pipelines 0.8%
	Kinder Morgan, Inc.	24,228	526,717
	Targa Resources Corp.	22,170	1,327,983
	Williams Cos., Inc.	57,735	1,708,378
			3,563,078
	Real Estate 0.1%
	Realogy Holdings Corp.	19,159	570,747

	Real Estate Investment Trusts 4.7%
	American Homes 4 Rent Class A	16,789	385,475
	Annaly Capital Management, Inc.	57,011	633,392
	Apple Hospitality REIT, Inc.	51,547	984,548
	AvalonBay Communities, Inc.	1,344	246,758
	Brandywine Realty Trust	1,444	23,436
	Camden Property Trust	14,209	1,143,256
	Care Capital Properties, Inc.	24,937	670,057
	Colony NorthStar, Inc. Class A	79,246	1,023,066
	Columbia Property Trust, Inc.	13,671	304,180
	Corporate Office Properties Trust	5,502	182,116
	Crown Castle International Corp.	4,790	452,416
	EPR Properties	6,663	490,597
	Equity Commonwealth (d)	32,642	1,019,083
	Equity Residential	7,269	452,277
	HCP, Inc.	40,399	1,263,681
	Highwoods Properties, Inc.	9,097	446,936
	Hospitality Properties Trust	34,291	1,081,195
	Host Hotels & Resorts, Inc.	79,984	1,492,501
	Omega Healthcare Investors, Inc.	1,604	52,916
	Outfront Media, Inc.	38,242	1,015,325
	Piedmont Office Realty Trust, Inc. Class A	2,595	55,481
	Prologis, Inc.	6,161	319,633
	Retail Properties of America, Inc. Class A	17,898	258,089
	Senior Housing Properties Trust	51,438	1,041,619
	Simon Property Group, Inc.	2,666	458,632
	Starwood Property Trust, Inc.	41,054	926,999
	Uniti Group, Inc. (d)	36,989	956,166
	VEREIT, Inc.	132,314	1,123,346
	Welltower, Inc.	11,601	821,583
	Weyerhaeuser Co.	7,118	241,870
	WP Carey, Inc.	6,641	413,203
			19,979,832
	Retail 1.7%
	Best Buy Co., Inc.	30,683	1,508,069
	Burlington Stores, Inc. (d)	4,736	460,765
	CVS Health Corp.	6,586	517,001
	GameStop Corp. Class A	40,275	908,201
	Gap, Inc.	35,748	868,319
	Nu Skin Enterprises, Inc. Class A	18,325	1,017,771
	Target Corp.	9,405	519,062
	Wal-Mart Stores, Inc.	7,328	528,202
	Walgreens Boots Alliance, Inc.	6,192	514,246
	World Fuel Services Corp.	4,800	174,000
			7,015,636
	Savings & Loans 0.0%‡
	People's United Financial, Inc.	3,500	63,700

	Semiconductors 1.8%
	Analog Devices, Inc.	3,619	296,577
	Applied Materials, Inc.	15,039	585,017
	Intel Corp.	16,435	592,810
	Lam Research Corp.	8,443	1,083,744
	Micron Technology, Inc. (d)	79,398	2,294,602
	ON Semiconductor Corp. (d)	61,941	959,466
	QUALCOMM, Inc.	10,191	584,352
	Teradyne, Inc.	38,140	1,186,154
			7,582,722
	Shipbuilding 0.2%
	Huntington Ingalls Industries, Inc.	3,915	783,940

	Software 1.1%
	Akamai Technologies, Inc. (d)	14,539	867,978
	Allscripts Healthcare Solutions, Inc. (d)	35,544	450,698
	Fidelity National Information Services, Inc.	3,093	246,265
	Nuance Communications, Inc. (d)	52,886	915,457
	Oracle Corp.	11,651	519,751
	Synopsys, Inc. (d)	13,203	952,332
	VMware, Inc. Class A (d)	5,647	520,315
			4,472,796
	Telecommunications 1.2%
	ARRIS International PLC (d)	8,925	236,066
¤	AT&T, Inc.	12,514	519,957
	Cisco Systems, Inc.	15,374	519,641
	EchoStar Corp. Class A (d)	15,563	886,313
	Juniper Networks, Inc.	46,562	1,295,820
	Sprint Corp. (d)	49,991	433,922
	T-Mobile U.S., Inc. (d)	8,012	517,495
	Telephone & Data Systems, Inc.	8,758	232,175
	Verizon Communications, Inc.	9,217	449,329
			5,090,718
	Transportation 0.4%
	CSX Corp.	9,577	445,809
	Norfolk Southern Corp.	4,582	513,047
	Union Pacific Corp.	4,913	520,385
			1,479,241
	Total Common Stocks (Cost $180,221,369)		222,922,892

	Exchange-Traded Funds 7.0% (e)
¤	iShares Intermediate Credit Bond ETF	54,241	5,910,099
¤	iShares Intermediate Government / Credit Bond ETF	52,143	5,746,159
¤	iShares Russell 1000 Value ETF	46,845	5,384,364
	SPDR S&P 500 ETF Trust	3,940	928,816
	SPDR S&P MidCap 400 ETF Trust	6,157	1,923,570
¤	Vanguard Mid-Cap Value ETF	97,238	9,910,497

	Total Exchange-Traded Funds (Cost $28,707,636)		29,803,505

		Number of Rights
	Rights 0.0%‡
	Food & Staples Retailing 0.0%‡
	Safeway Casa Ley CVR, Expires 1/30/19 (c)(d)(f)	9,999	10,148
	Safeway PDC LLC CVR, Expires 1/30/18 (c)(d)(f)	9,999	488
	Total Rights (Cost $10,636)		10,636

	Principal Amount
Short-Term Investments 0.9%
Repurchase Agreements 0.9%
Fixed Income Clearing Corp. 0.09%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $770,812 (Collateralized by United States Treasury securities with rates between 0.125% and 3.625% and maturity dates between 2/15/20 and 4/15/20, with a Principal Amount of $750,000 and a Market Value of $791,413)	$770,806	770,806
RBC Capital Markets 0.76%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $3,178,201 (Collateralized by United States Treasury securities with rates between 2.125% and 3.00% and maturity dates between 3/31/24 and 11/15/45, with a Principal Amount of $3,241,600 and a Market Value of $3,241,621)	3,178,000	3,178,000
Total Short-Term Investments (Cost $3,948,806)		3,948,806
Total Investments (Cost $383,689,631) (g)	100.7%	427,504,456
Other Assets, Less Liabilities	(0.7)	(2,777,418)
Net Assets	100.0%	$424,727,038

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2017, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of March 31, 2017.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, the total market value of fair valued securities was $260,636, which represented 0.1% of the Portfolio's net assets.
(d)	Non-income producing security.
(e)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(f)	Illiquid security - As of March 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $10,636, which represented less than one-tenth of a percent of the Portfolio's net assets.
(g)	As of March 31, 2017, cost was $387,172,696 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$46,410,350
Gross unrealized depreciation	(6,078,590)
Net unrealized appreciation	$40,331,760

As of March 31, 2017, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(18)	June 2017	$(3,896,156)	$(659)
5-Year United States Treasury Note	109	June 2017	12,832,195	(454)
10-Year United States Treasury Note	64	June 2017	7,972,000	21,885
Ultra 10-Year United States Treasury Note	(39)	June 2017	(5,221,734)	(7,709)
			$11,686,305	$13,063

1.	As of March 31, 2017, cash in the amount of $114,935 was on deposit with a broker for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2017.

The following abbreviation are used in the preceding pages:

CVR	—Contingent Value Right
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$6,683,933	$—	$6,683,933
Corporate Bonds	—	81,861,611	—	81,861,611
Foreign Government Bonds	—	465,477	—	465,477
Mortgage-Backed Securities	—	2,155,269	—	2,155,269
U.S. Government & Federal Agencies	—	79,652,327	—	79,652,327
Total Long-Term Bonds	—	170,818,617	—	170,818,617
Common Stocks	222,922,892	—	—	222,922,892
Exchange-Traded Funds	29,803,505	—	—	29,803,505
Rights (b)	—	—	10,636	10,636
Short-Term Investments
Repurchase Agreements	—	3,948,806	—	3,948,806
Total Investments in Securities	252,726,397	174,767,423	10,636	427,504,456
Other Financial Instruments
Futures Contracts (c)	21,885	—	—	21,885
Total Investments in Securities and Other Financial Instruments	$252,748,282	$174,767,423	$10,636	$427,526,341

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (b)	$(8,822)	$—	$—	$(8,822)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $10,636 are held in Food & Staples Retailing within the Rights section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2017, the Portfolio did not have any transfers between among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Rights
Food & Staples Retailing	$10,636	$-	$-	$-	$-	$-	$-	$-	$10,636	$-

MainStay VP Bond Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 99.9%†
	Asset-Backed Securities 9.2%
	Automobile 0.5%
	Capital Automotive REIT Series 2017-1A, Class A1 3.87%, due 4/15/47 (a)	$2,200,000	$2,199,361
	Chesapeake Funding LLC Series 2013-1A, Class A 1.226%, due 1/7/25 (a)(b)	199,741	199,668
	Hertz Vehicle Financing LLC Series 2016-1A, Class A 2.32%, due 3/25/20 (a)	1,700,000	1,693,439
			4,092,468
	Home Equity 0.3%
	Chase Funding Trust Series 2002-2, Class 1A5 6.333%, due 4/25/32 (c)	202,528	205,291
	Equity One Mortgage Pass-Through Trust Series 2003-4, Class AF6 4.849%, due 10/25/34 (c)	70,368	70,298
	Morgan Stanley Mortgage Loan Trust Series 2006-17XS, Class A3A 5.651%, due 10/25/46 (c)	1,179,887	639,341
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.455%, due 6/25/33 (c)	1,255,209	1,262,121
			2,177,051
	Other ABS 8.4%
	AIMCO CLO Series 2014-AA, Class A 2.421%, due 7/20/26 (a)(b)	2,100,000	2,097,669
	Apidos CLO XXV Series 2016-25A, Class A1 2.203%, due 10/20/28 (a)(b)	5,300,000	5,305,671
	Ares XXIX CLO, Ltd. Series 2014-1A, Class A1R 2.22%, due 4/17/26 (a)(b)	750,000	750,195
	Ares XXVII CLO, Ltd. Series 2013-2A, Class A1 2.14%, due 7/28/25 (a)(b)	2,600,000	2,603,406
	Babson CLO, Ltd. Series 2013-IA, Class A 1.981%, due 4/20/25 (a)(b)	5,400,000	5,389,902
	Bain Capital Credit CLO Series 2016-2A, Class A 2.414%, due 1/15/29 (a)(b)	3,475,000	3,482,339
	Cedar Funding IV CLO, Ltd. Series 2014-4A, Class A1 2.382%, due 10/23/26 (a)(b)	2,600,000	2,600,260
	Dryden Senior Loan Fund Series 2014-33A, Class AR 2.31%, due 10/15/28 (a)(b)	700,000	700,154
	Dryden XXXI Senior Loan Fund
	Series 2014-31A, Class A 2.232%, due 4/18/26 (a)(b)	4,300,000	4,310,363
	Series 2014-31A, Class AR 2.236%, due 4/18/26 (a)(b)	4,300,000	4,292,518
	Finn Square CLO, Ltd. Series 2012-1A, Class A1R 2.207%, due 12/24/23 (a)(b)	777,921	779,057
	FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, due 4/30/47 (a)	500,000	500,000
	Galaxy XIV CLO, Ltd. Series 2012-14A, Class AR 2.276%, due 11/15/26 (a)(b)	2,500,000	2,491,225
	Galaxy XVI CLO, Ltd. Series 2013-16A, Class A1R 2.278%, due 11/16/25 (a)(b)(d)	1,000,000	1,000,000
	Highbridge Loan Management, Ltd. Series 6A-2015, Class A 2.331%, due 5/5/27 (a)(b)	1,000,000	997,860
	Hilton Grand Vacations Trust Series 2013-A, Class A 2.28%, due 1/25/26 (a)	1,175,771	1,171,902
	JPMorgan Mortgage Acquisition Corp. Series 2007-CH2, Class AF3 5.552%, due 1/25/37 (c)	834,038	614,765
	Magnetite VIII, Ltd. Series 2014-8A, Class AR 2.227%, due 4/15/26 (a)(b)	5,000,000	5,025,100
	Magnetite XII, Ltd. Series 2015-12A, Class AR 2.034%, due 4/15/27 (a)(b)	500,000	500,610
	MVW Owner Trust Series 2014-1A, Class A 2.25%, due 9/22/31 (a)	609,538	604,487
	Neuberger Berman CLO XIX, Ltd. Series 2015-19A, Class A1 2.30%, due 7/15/27 (a)(b)	4,300,000	4,312,513
	Octagon Loan Funding, Ltd. Series 2014-1A, Class A1 2.359%, due 11/18/26 (a)(b)	5,200,000	5,195,164
	Sheridan Square CLO, Ltd. Series 2013-1A, Class A2 2.05%, due 4/15/25 (a)(b)	4,100,000	4,080,771
	Sierra Receivables Funding Co. LLC Series 2014-1A, Class A 2.07%, due 3/20/30 (a)	526,996	526,489
	THL Credit Wind River CLO, Ltd. Series 2012-1A, Class AR 2.33%, due 1/15/26 (a)(b)	2,500,000	2,499,475
	Volvo Financial Equipment LLC Series 2016-IA, Class A3 1.67%, due 2/18/20 (a)	900,000	900,385
	Voya CLO, Ltd.
	Series 2014-1A, Class A1R 2.217%, due 4/18/26 (a)(b)	2,640,000	2,641,690
	Series 2014-2A, Class A1 2.33%, due 7/17/26 (a)(b)	1,400,000	1,402,282
	Series 2014-2A, Class A1R 2.398%, due 4/17/30	1,900,000	1,900,000
	VSE VOI Mortgage LLC Series 2016-A, Class A 2.54%, due 7/20/33 (a)	3,668,178	3,653,288
			72,329,540
	Total Asset-Backed Securities (Cost $79,327,862)		78,599,059

	Corporate Bonds 39.3%
	Aerospace & Defense 0.3%
	BAE Systems PLC 4.75%, due 10/11/21 (a)	2,000,000	2,158,002

	Auto Manufacturers 1.8%
	Daimler Finance North America LLC 2.85%, due 1/6/22 (a)	2,925,000	2,929,139
	Ford Motor Co. 5.291%, due 12/8/46	4,250,000	4,240,225
	Ford Motor Credit Co. LLC
	2.943%, due 1/8/19	2,750,000	2,787,565
	4.25%, due 9/20/22	2,525,000	2,631,421
	General Motors Financial Co., Inc.
	3.20%, due 7/6/21	1,400,000	1,405,312
	4.375%, due 9/25/21	1,500,000	1,577,355
			15,571,017
	Banks 11.6%
	ABN AMRO Bank N.V. 2.10%, due 1/18/19 (a)	5,600,000	5,601,422
¤	Bank of America Corp.
	4.443%, due 1/20/48	3,000,000	3,019,392
	4.45%, due 3/3/26	2,950,000	3,025,361
	5.00%, due 1/21/44	2,000,000	2,179,606
	5.625%, due 7/1/20	925,000	1,014,486
	Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.35%, due 9/8/19 (a)	2,500,000	2,507,662
	BNP Paribas S.A. 3.80%, due 1/10/24 (a)	3,200,000	3,184,403
	Capital One N.A. 2.95%, due 7/23/21	3,300,000	3,326,334
	Citigroup, Inc.
	4.60%, due 3/9/26	3,850,000	3,953,650
	5.30%, due 5/6/44	4,000,000	4,283,496
	Credit Agricole S.A. 3.375%, due 1/10/22 (a)	4,100,000	4,100,160
	Credit Suisse Group A.G. 4.282%, due 1/9/28 (a)	4,500,000	4,480,429
	Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22	3,700,000	3,750,350
	Discover Bank 3.20%, due 8/9/21	2,650,000	2,683,650
	Fifth Third Bancorp 4.30%, due 1/16/24	3,875,000	4,047,515
	Goldman Sachs Group, Inc.
	2.35%, due 11/15/21	3,000,000	2,938,149
	5.15%, due 5/22/45	2,475,000	2,600,569
	5.25%, due 7/27/21	1,250,000	1,371,145
	6.25%, due 2/1/41	550,000	690,708
	HBOS PLC 6.75%, due 5/21/18 (a)	7,547,000	7,903,354
	HSBC Bank USA N.A. 4.875%, due 8/24/20	1,500,000	1,606,542
	HSBC Holdings PLC 3.262%, due 3/13/23	3,075,000	3,092,122
	HSBC USA, Inc. 2.037%, due 9/24/18 (b)	2,800,000	2,816,162
	Huntington National Bank
	2.20%, due 4/1/19	2,275,000	2,280,280
	2.875%, due 8/20/20	3,225,000	3,273,746
	JPMorgan Chase & Co. 5.40%, due 1/6/42	2,425,000	2,826,376
	Korea Development Bank 3.875%, due 5/4/17	1,300,000	1,302,260
	Morgan Stanley
	4.35%, due 9/8/26	4,025,000	4,122,707
	4.375%, due 1/22/47	4,000,000	4,002,896
	Sumitomo Mitsui Banking Corp. 2.25%, due 7/11/19	1,000,000	1,001,752
	UBS Group Funding Jersey, Ltd. 4.125%, due 4/15/26 (a)	5,700,000	5,794,392
	Wells Fargo & Co. 4.75%, due 12/7/46	1,000,000	1,021,619
			99,802,695
	Beverages 0.7%
	Anheuser-Busch InBev Finance, Inc. 4.90%, due 2/1/46	3,500,000	3,782,534
	Molson Coors Brewing Co. 4.20%, due 7/15/46	2,250,000	2,106,927
			5,889,461
	Building Materials 1.7%
	CRH America, Inc. 5.125%, due 5/18/45 (a)	3,200,000	3,504,566
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	3,775,000	3,902,746
	Masco Corp.
	3.50%, due 4/1/21	3,825,000	3,892,358
	4.375%, due 4/1/26	3,175,000	3,299,492
			14,599,162
	Chemicals 1.1%
	NewMarket Corp. 4.10%, due 12/15/22	5,536,000	5,642,053
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (a)	2,140,000	2,177,450
	Westlake Chemical Corp. 3.60%, due 8/15/26 (a)	2,000,000	1,958,628
			9,778,131
	Commercial Services 1.1%
	Equifax, Inc. 7.00%, due 7/1/37	1,799,000	2,264,745
	Experian Finance PLC 2.375%, due 6/15/17 (a)	6,769,000	6,777,658
			9,042,403
	Computers 0.4%
	Hewlett Packard Enterprise Co. 3.60%, due 10/15/20	3,600,000	3,702,164

	Diversified Financial Services 0.1%
	GE Capital International Funding Co. 4.418%, due 11/15/35	918,000	969,366

	Electric 3.9%
	Appalachian Power Co. 6.375%, due 4/1/36	1,750,000	2,152,959
	Arizona Public Service Co. 5.50%, due 9/1/35	1,275,000	1,477,851
	Dominion Resources, Inc. 2.00%, due 8/15/21	475,000	460,852
	Duke Energy Progress LLC 6.125%, due 9/15/33	500,000	624,135
	Electricite de France S.A. 2.35%, due 10/13/20 (a)	2,000,000	1,998,956
	Emera U.S. Finance, L.P. 4.75%, due 6/15/46	2,350,000	2,371,289
	Entergy Corp. 4.00%, due 7/15/22	3,700,000	3,875,587
	Exelon Corp.
	3.497%, due 6/1/22	2,750,000	2,775,388
	5.10%, due 6/15/45	3,000,000	3,243,600
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	5,000,000	5,195,960
	Great Plains Energy, Inc.
	3.90%, due 4/1/27	2,825,000	2,852,501
	4.85%, due 6/1/21	385,000	410,805
	Kansas City Power & Light Co. 7.15%, due 4/1/19	900,000	990,127
	Ohio Edison Co. 6.875%, due 7/15/36	2,500,000	3,242,357
	Union Electric Co. 6.70%, due 2/1/19	1,500,000	1,625,201
			33,297,568
	Electronics 0.2%
	Amphenol Corp. 3.125%, due 9/15/21	1,700,000	1,735,102

	Finance - Credit Card 0.7%
	Discover Financial Services
	3.85%, due 11/21/22	3,302,000	3,367,079
	4.10%, due 2/9/27	2,500,000	2,500,842
	5.20%, due 4/27/22	350,000	377,602
			6,245,523
	Food 0.9%
	Ingredion, Inc.
	1.80%, due 9/25/17	1,600,000	1,600,749
	4.625%, due 11/1/20	2,150,000	2,308,960
	Kroger Co. 7.70%, due 6/1/29	1,000,000	1,341,161
	Mondelez International Holdings Netherlands B.V. 2.00%, due 10/28/21 (a)	3,000,000	2,886,609
			8,137,479
	Gas 0.4%
	NiSource Finance Corp.
	4.80%, due 2/15/44	1,325,000	1,392,823
	5.65%, due 2/1/45	1,800,000	2,105,354
			3,498,177
	Insurance 1.4%
	AXIS Specialty Finance PLC 5.15%, due 4/1/45	3,950,000	4,011,288
	Farmers Exchange Capital III 5.454%, due 10/15/54 (a)	3,000,000	3,019,500
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (a)	4,944,000	5,381,841
			12,412,629
	Investment Management/Advisory Services 0.4%
	UBS Group Funding Switzerland A.G. 4.253%, due 3/23/28 (a)	3,700,000	3,753,017

	Iron & Steel 0.5%
	Carpenter Technology Corp. 4.45%, due 3/1/23	1,825,000	1,852,837
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	2,300,000	2,400,208
			4,253,045
	Machinery - Diversified 0.2%
	Deere & Co. 5.375%, due 10/16/29	1,100,000	1,318,167

	Media 0.2%
	Charter Communications Operating LLC / Charter Communications Operating Capital 3.579%, due 7/23/20	1,750,000	1,800,117

	Mining 0.4%
	Anglo American Capital PLC 4.875%, due 5/14/25 (a)	3,625,000	3,698,225

	Miscellaneous - Manufacturing 0.7%
	General Electric Co. 5.875%, due 1/14/38	287,000	362,237
	Siemens Financieringsmaatschappij N.V. 2.70%, due 3/16/22 (a)	5,225,000	5,229,556
			5,591,793
	Oil & Gas 2.1%
	Anadarko Petroleum Corp. 4.85%, due 3/15/21	2,975,000	3,182,515
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25	2,900,000	3,014,895
	Nabors Industries, Inc. 5.00%, due 9/15/20	4,250,000	4,396,094
	Petroleos Mexicanos
	3.50%, due 7/23/20	1,450,000	1,462,688
	3.50%, due 1/30/23	1,575,000	1,500,817
	5.75%, due 3/1/18	2,000,000	2,061,000
	Statoil ASA 5.25%, due 4/15/19	1,325,000	1,412,353
	Valero Energy Corp. 6.625%, due 6/15/37	550,000	650,993
			17,681,355
	Oil & Gas Services 0.4%
	Schlumberger Holdings Corp. 3.00%, due 12/21/20 (a)	3,000,000	3,067,575

	Pharmaceuticals 0.7%
	Mylan N.V. 5.25%, due 6/15/46	2,000,000	2,048,094
	Shire Acquisitions Investments Ireland DAC 2.40%, due 9/23/21	4,000,000	3,911,656
			5,959,750
	Pipelines 2.4%
	Energy Transfer Partners, L.P. 6.50%, due 2/1/42	1,300,000	1,403,407
	Enterprise Products Operating LLC 5.10%, due 2/15/45	3,600,000	3,760,078
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	400,000	434,612
	Kinder Morgan, Inc. 5.00%, due 2/15/21 (a)	4,500,000	4,805,896
	Regency Energy Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	4,800,000	5,275,613
	Spectra Energy Partners, L.P. 2.95%, due 9/25/18	2,750,000	2,786,352
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	2,350,000	2,275,012
			20,740,970
	Real Estate Investment Trusts 1.4%
	DDR Corp.
	4.625%, due 7/15/22	1,500,000	1,573,742
	4.75%, due 4/15/18	2,000,000	2,045,324
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	1,700,000	1,888,205
	Regency Centers, L.P. 4.80%, due 4/15/21	1,050,000	1,126,966
	VEREIT Operating Partnership, L.P. 4.875%, due 6/1/26	4,872,000	5,072,970
			11,707,207
	Software 0.3%
	Fidelity National Information Services, Inc. 2.25%, due 8/15/21	1,150,000	1,126,166
	Fiserv, Inc. 4.75%, due 6/15/21	1,355,000	1,457,854
			2,584,020
	Sovereign 0.1%
	Export-Import Bank of Korea 1.75%, due 2/27/18	600,000	599,861

	Telecommunications 3.0%
	AT&T, Inc.
	4.45%, due 4/1/24	2,000,000	2,096,028
	4.50%, due 5/15/35	2,500,000	2,360,068
	5.45%, due 3/1/47	4,750,000	4,855,702
	Deutsche Telekom International Finance B.V. 2.82%, due 1/19/22 (a)	6,050,000	6,015,176
	Orange S.A. 5.375%, due 1/13/42	1,675,000	1,857,583
	Telefonica Emisiones SAU 5.213%, due 3/8/47	7,500,000	7,591,980
	Verizon Communications, Inc. 4.272%, due 1/15/36	866,000	801,922
			25,578,459
	Transportation 0.2%
	Norfolk Southern Corp. 5.64%, due 5/17/29	1,400,000	1,619,374

	Total Corporate Bonds (Cost $328,402,779)		336,791,814

	Foreign Government Bonds 0.0%‡
	Sovereign 0.0%‡
	Republic of Poland Government International Bond 5.00%, due 3/23/22	350,000	384,139

	Total Foreign Government Bonds (Cost $347,339)		384,139

	Mortgage-Backed Securities 7.7%
	Agency (Collateralized Mortgage Obligations) 0.6%
	FHLMC Multifamily Structured Pass-Through Certificates
	Series K031, Class A2 3.30%, due 4/25/23	2,300,000	2,401,797
	Series K039, Class A2 3.303%, due 7/25/24	2,400,000	2,499,868
			4,901,665
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 6.5%
	Citigroup Commercial Mortgage Trust
	Series 2016-P5, Class A4 2.941%, due 10/10/49	3,000,000	2,916,420
	Series 2014-GC21, Class A5 3.855%, due 5/10/47	1,100,000	1,152,918
¤	COMM Mortgage Trust
	Series 2013-THL, Class A2 1.897%, due 6/8/30 (a)(b)	3,400,000	3,402,140
	Series 2013-LC13, Class A2 3.009%, due 8/10/46	2,600,000	2,645,315
	Series 2016-COR1, Class A4 3.091%, due 10/10/49	3,000,000	2,936,653
	Series 2015-LC19, Class A4 3.183%, due 2/10/48	1,400,000	1,404,915
	Series 2014-CR17, Class A5 3.977%, due 5/10/47	1,900,000	2,004,752
	Series 2007-C9, Class A4 5.979%, due 12/10/49 (e)	634,717	637,039
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (a)	1,700,000	1,760,710
¤	GS Mortgage Securities Trust
	Series 2016-GS3, Class AS 3.143%, due 10/10/49	4,000,000	3,876,308
	Series 2014-GC22, Class A5 3.862%, due 6/10/47	2,600,000	2,725,037
	Series 2015-GC32, Class AS 4.018%, due 7/10/48	3,000,000	3,130,822
	JPMBB Commercial Mortgage Securities Trust
	Series 2013-C14, Class A2 3.019%, due 8/15/46	2,599,569	2,642,457
	Series 2014-C19, Class A4 3.997%, due 4/15/47	3,000,000	3,170,028
	JPMorgan Chase Commercial Mortgage Securities Corp. Series 2016-JP3, Class A2 2.435%, due 8/15/49	1,100,000	1,095,999
	LB-UBS Commercial Mortgage Trust Series 2007-C7, Class A3 5.866%, due 9/15/45	2,648,348	2,688,074
	ML-CFC Commercial Mortgage Trust Series 2007-6, Class A4 5.485%, due 3/12/51	269,773	269,439
¤	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2016-C30, Class AS 3.175%, due 9/15/49	4,000,000	3,863,388
	Series 2015-C21, Class AS 3.652%, due 3/15/48	1,000,000	1,006,007
	Series 2013-C13, Class A4 4.039%, due 11/15/46	2,900,000	3,083,174
	Series 2013-C12, Class A4 4.259%, due 10/15/46	2,600,000	2,794,699
	Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.809%, due 12/12/49	2,382,843	2,396,919
	Wells Fargo Commercial Mortgage Trust
	Series 2016-NXS6, Class A2 2.399%, due 11/15/49	1,900,000	1,890,755
	Series 2016-LC24, Class A2 2.501%, due 10/15/49	1,500,000	1,501,520
	Series 2016-C33, Class AS 3.749%, due 3/15/59	500,000	509,135
	WFRBS Commercial Mortgage Trust Series 2013-C11, Class A2 2.029%, due 3/15/45	122,955	123,246
			55,627,869
	Whole Loan (Collateralized Mortgage Obligations) 0.6%
	Banc of America Funding Corp. Series 2006-7, Class T2A3 5.695%, due 10/25/36	291,350	238,871
	JPMorgan Mortgage Trust
	Series 2014-2, Class 1A1 3.00%, due 6/25/29 (a)	2,700,790	2,715,139
	Series 2015-6, Class A5 3.50%, due 10/25/45 (a)	1,742,115	1,761,578
	TBW Mortgage-Backed Pass-Through Certificates Series 2006-6, Class A2B 5.66%, due 1/25/37 (c)	1,137,079	586,395
			5,301,983
	Total Mortgage-Backed Securities (Cost $68,218,148)		65,831,517

	Municipal Bonds 1.2%
	California 0.2%
	Sacramento Municipal Utility District, Revenue Bonds 6.322%, due 5/15/36	1,650,000	2,072,020

	Connecticut 0.2%
	State of Connecticut Special Tax Revenue, Revenue Bonds 5.74%, due 12/1/29	1,720,000	2,022,256

	Texas 0.7%
	Dallas Area Rapid Transit, Revenue Bonds 5.022%, due 12/1/48	700,000	808,304
	San Antonio Water System, Revenue Bonds 5.502%, due 5/15/29	2,000,000	2,358,860
	Texas Transportation Commission State Highway Fund, Revenue Bonds 5.178%, due 4/1/30	2,150,000	2,529,410
			5,696,574
	Washington 0.1%
	City of Seattle, Washington, Water System Revenue, Revenue Bonds 5.62%, due 8/1/30	340,000	408,949

	Total Municipal Bonds (Cost $9,976,614)		10,199,799

	U.S. Government & Federal Agencies 42.5%
	Federal Home Loan Bank 0.4%
	0.875%, due 8/5/19	1,200,000	1,184,513
	1.00%, due 9/26/19	1,400,000	1,384,717
	1.375%, due 11/15/19	900,000	896,889
			3,466,119
¤	Federal Home Loan Mortgage Corporation 1.6%
	1.00%, due 9/27/17	1,325,000	1,325,310
	1.25%, due 8/15/19	2,000,000	1,975,348
	1.35%, due 1/25/19	3,500,000	3,498,106
	1.50%, due 1/17/20	2,500,000	2,496,018
	1.80%, due 1/27/20	2,200,000	2,200,110
	6.25%, due 7/15/32	1,600,000	2,228,256
			13,723,148
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.1%
	2.381%, due 12/1/41 (b)	477,787	490,173
	2.50%, due 6/1/28	3,431,865	3,472,886
	2.50%, due 1/1/31	1,428,611	1,430,738
	2.50%, due 12/1/31	584,445	585,320
	2.50%, due 2/1/32	696,629	697,636
	3.00%, due 6/1/27	438,843	450,504
	3.00%, due 9/1/30	3,626,405	3,722,765
	3.00%, due 9/1/33	2,311,035	2,361,007
	3.00%, due 8/1/43	4,374,845	4,352,939
	3.00%, due 6/1/45	2,730,486	2,707,220
	3.00%, due 11/1/46	495,102	490,881
	3.00%, due 4/1/47 TBA (f)	300,000	297,234
	3.50%, due 12/1/20	602,490	627,492
	3.50%, due 9/1/25	50,906	53,062
	3.50%, due 11/1/25	27,084	28,235
	3.50%, due 3/1/26	178,496	186,079
	3.50%, due 1/1/29	208,856	217,812
	3.50%, due 3/1/29	24,215	25,275
	3.50%, due 2/1/44	2,525,776	2,594,577
	3.50%, due 1/1/45	1,710,703	1,758,798
	3.50%, due 9/1/45	8,288,398	8,482,483
	3.50%, due 10/1/45	793,950	812,542
	3.50%, due 11/1/45	516,508	528,603
	3.50%, due 3/1/46	993,007	1,016,260
	3.50%, due 4/1/46	1,020,871	1,044,775
	3.50%, due 12/1/46	298,723	305,718
	3.50%, due 4/1/47 TBA (f)	400,000	409,062
	4.00%, due 7/1/23	244,164	258,489
	4.00%, due 8/1/25	95,821	100,425
	4.00%, due 1/1/31	279,326	296,720
	4.00%, due 11/1/41	143,392	151,044
	4.00%, due 1/1/42	150,150	158,163
	4.00%, due 4/1/42	3,563,460	3,753,628
	4.00%, due 5/1/44	4,195,777	4,404,414
	4.00%, due 7/1/45	366,222	384,432
	4.00%, due 10/1/45	168,976	177,379
	4.00%, due 9/1/46	373,148	391,703
	4.00%, due 4/1/47 TBA (f)	200,000	209,781
	4.50%, due 4/1/22	51,161	53,076
	4.50%, due 4/1/23	13,334	14,153
	4.50%, due 6/1/24	38,000	40,494
	4.50%, due 7/1/24	87,046	92,779
	4.50%, due 5/1/25	172,502	183,468
	4.50%, due 4/1/31	246,340	264,354
	4.50%, due 11/1/39	1,447,237	1,552,120
	4.50%, due 8/1/40	178,309	191,767
	4.50%, due 9/1/40	1,008,395	1,084,230
	4.50%, due 11/1/40	361,066	386,839
	4.50%, due 7/1/41	304,502	326,772
	4.50%, due 1/1/44	555,401	595,574
	5.00%, due 3/1/23	4,237	4,361
	5.00%, due 6/1/23	77,500	82,925
	5.00%, due 8/1/23	10,853	11,636
	5.00%, due 7/1/24	63,740	68,165
	5.00%, due 3/1/25	156,305	166,246
	5.00%, due 6/1/30	190,551	207,938
	5.00%, due 9/1/31	314,547	342,226
	5.00%, due 8/1/35	75,105	82,173
	5.00%, due 4/1/37	1,197,381	1,308,834
	5.00%, due 8/1/37	222,032	242,298
	5.00%, due 3/1/40	450,669	492,943
	5.50%, due 12/1/18	17,181	17,464
	5.50%, due 9/1/21	81,633	86,010
	5.50%, due 9/1/22	73,568	77,397
	5.50%, due 9/1/37	481,859	534,483
	5.50%, due 8/1/38	211,943	235,001
	5.50%, due 12/1/38	681,117	755,216
	6.00%, due 7/1/21	262,005	275,930
	6.00%, due 8/1/36	142,718	161,392
	6.00%, due 9/1/37	220,022	249,502
	6.00%, due 5/1/40	527,090	600,293
	6.50%, due 7/1/17	2,403	2,404
	6.50%, due 11/1/35	24,779	27,565
	6.50%, due 8/1/37	30,189	35,130
	6.50%, due 11/1/37	81,420	92,272
	6.50%, due 9/1/39	164,872	183,410
	7.00%, due 1/1/33	385,819	426,210
	7.00%, due 9/1/33	112,239	126,112
			61,117,416
¤	Federal National Mortgage Association 2.8%
	0.875%, due 8/2/19	5,000,000	4,935,100
	1.00%, due 10/24/19	2,000,000	1,975,634
	1.25%, due 7/26/19	2,500,000	2,483,733
	1.25%, due 8/17/21	2,000,000	1,942,598
	1.375%, due 2/26/21	500,000	491,197
	1.50%, due 2/28/20	1,200,000	1,197,112
	1.875%, due 9/24/26	5,375,000	4,996,433
	2.125%, due 4/24/26	1,600,000	1,528,942
	2.625%, due 9/6/24	725,000	736,075
	6.25%, due 5/15/29	3,000,000	4,015,242
			24,302,066
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 11.1%
	2.233%, due 6/1/42 (b)	588,037	619,461
	2.50%, due 2/1/23	755,334	766,345
	2.50%, due 2/1/28	2,172,121	2,197,525
	2.50%, due 5/1/28	2,383,507	2,411,242
	2.50%, due 6/1/30	1,957,743	1,968,417
	2.50%, due 1/1/31	239,269	239,542
	2.50%, due 9/1/31	1,265,165	1,266,612
	2.50%, due 4/1/32 TBA (f)	600,000	600,281
	2.50%, due 5/1/43	699,875	670,235
	3.00%, due 12/1/24	421,459	434,068
	3.00%, due 9/1/29	1,475,777	1,514,525
	3.00%, due 3/1/30	830,859	852,673
	3.00%, due 8/1/30	2,878,059	2,953,625
	3.00%, due 10/1/30	80,496	82,610
	3.00%, due 1/1/31	264,173	271,109
	3.00%, due 3/1/35	518,264	525,637
	3.00%, due 4/1/35	816,533	828,147
	3.00%, due 9/1/43	1,807,696	1,801,629
	3.00%, due 3/1/46	477,642	473,853
	3.00%, due 5/1/46	366,998	364,039
	3.00%, due 7/1/46	476,165	472,326
	3.00%, due 9/1/46	2,743,556	2,721,435
	3.00%, due 1/1/47	498,285	494,264
	3.00%, due 4/1/47	500,000	495,966
	3.00%, due 4/1/47 TBA (f)	200,000	198,250
	3.435%, due 1/1/42 (b)	1,026,024	1,088,437
	3.50%, due 10/1/20	636,312	661,988
	3.50%, due 9/1/21	55,509	57,749
	3.50%, due 11/1/28	566,324	589,972
	3.50%, due 4/1/29	165,774	172,704
	3.50%, due 8/1/29	530,533	552,373
	3.50%, due 2/1/32	529,575	553,097
	3.50%, due 4/1/32	724,979	757,176
	3.50%, due 10/1/34	476,725	495,634
	3.50%, due 11/1/40	304,873	313,708
	3.50%, due 6/1/41	935,710	962,811
	3.50%, due 10/1/43	2,163,550	2,222,022
	3.50%, due 11/1/43	3,872,644	3,980,089
	3.50%, due 1/1/44	1,376,513	1,414,808
	3.50%, due 2/1/45	607,436	624,298
	3.50%, due 8/1/45	4,716,449	4,827,239
	3.50%, due 9/1/45	620,939	635,525
	3.50%, due 10/1/45	5,176,172	5,297,761
	3.50%, due 2/1/46	867,656	888,038
	3.50%, due 3/1/46	1,271,828	1,301,704
	3.50%, due 4/1/46	428,584	438,651
	3.50%, due 6/1/46	2,467,138	2,525,091
	3.50%, due 10/1/46	284,711	292,429
	3.50%, due 4/1/47 TBA (f)	400,000	409,156
	4.00%, due 8/1/18	104,873	108,412
	4.00%, due 4/1/20	80,285	82,994
	4.00%, due 10/1/20	80	83
	4.00%, due 3/1/22	83,603	87,054
	4.00%, due 12/1/25	717,839	755,894
	4.00%, due 4/1/31	416,883	441,137
	4.00%, due 12/1/39	134,663	141,251
	4.00%, due 7/1/40	697,515	732,159
	4.00%, due 11/1/41	1,584,590	1,668,606
	4.00%, due 3/1/42	867,655	912,169
	4.00%, due 5/1/42	1,637,438	1,724,255
	4.00%, due 11/1/42	806,749	852,265
	4.00%, due 11/1/44	3,146,968	3,301,544
	4.00%, due 7/1/45	312,136	327,490
	4.00%, due 9/1/45	341,777	358,581
	4.00%, due 11/1/45	948,982	995,671
	4.00%, due 5/1/46	563,547	591,334
	4.00%, due 6/1/46	3,932,994	4,127,889
	4.00%, due 9/1/46	531,084	557,126
	4.00%, due 4/1/47 TBA (f)	700,000	734,234
	4.50%, due 5/1/24	334,029	353,183
	4.50%, due 7/1/26	657,469	696,099
	4.50%, due 4/1/31	349,365	375,420
	4.50%, due 11/1/35	257,176	276,892
	4.50%, due 4/1/41	696,297	749,488
	4.50%, due 5/1/41	1,012,174	1,089,497
	4.50%, due 7/1/41	931,978	1,002,329
	4.50%, due 9/1/41	512,214	551,019
	4.50%, due 3/1/44	370,145	397,110
	4.50%, due 8/1/44	1,897,616	2,037,184
	4.50%, due 11/1/44	598,773	641,874
	5.00%, due 9/1/23	270,908	295,713
	5.00%, due 12/1/23	301,065	320,891
	5.00%, due 9/1/25	1,624	1,773
	5.00%, due 4/1/29	59,267	64,693
	5.00%, due 4/1/31	293,895	321,552
	5.00%, due 3/1/34	581,794	644,303
	5.00%, due 4/1/34	343,403	383,094
	5.00%, due 4/1/35	142,050	155,415
	5.00%, due 2/1/36	243,620	266,549
	5.00%, due 5/1/37	387	422
	5.00%, due 6/1/37	281,947	307,949
	5.00%, due 2/1/38	895,966	978,002
	5.00%, due 5/1/38	390,010	425,720
	5.00%, due 1/1/39	155,070	169,269
	5.00%, due 6/1/39	329,520	359,691
	5.00%, due 3/1/44	210,148	229,854
	5.50%, due 1/1/21	1,810	1,886
	5.50%, due 12/1/21	6,056	6,416
	5.50%, due 1/1/22	37,697	39,685
	5.50%, due 2/1/22	2,204	2,345
	5.50%, due 2/1/26	747,114	834,138
	5.50%, due 10/1/28	528,071	585,801
	5.50%, due 4/1/34	151,440	169,208
	5.50%, due 8/1/37	131,226	146,373
	5.50%, due 3/1/38	353,227	393,367
	5.50%, due 6/1/38	315,490	351,409
	5.50%, due 1/1/39	690,887	770,099
	5.50%, due 11/1/39	130,126	144,884
	5.50%, due 6/1/40	97,655	108,792
	5.50%, due 2/1/42	709,246	801,418
	6.00%, due 3/1/36	46,689	52,759
	6.00%, due 11/1/37	134,751	152,142
	6.00%, due 10/1/38	577,872	652,543
	6.00%, due 12/1/38	471,961	532,872
	6.00%, due 4/1/40	217,391	245,782
	6.00%, due 10/1/40	305,830	345,564
	6.50%, due 10/1/36	56,978	63,854
	6.50%, due 1/1/37	239,921	280,485
	6.50%, due 8/1/37	11,863	13,342
	6.50%, due 10/1/37	87,276	97,038
	7.00%, due 9/1/37	62,067	71,657
	7.00%, due 10/1/37	1,204	1,380
	7.00%, due 11/1/37	7,384	8,381
	7.50%, due 7/1/28	24,796	27,350
			94,782,379
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 8.6%
	2.50%, due 10/20/46	394,950	383,454
	2.50%, due 1/20/47	299,971	291,239
	3.00%, due 7/15/43	577,837	584,989
	3.00%, due 7/20/43	322,208	326,313
	3.00%, due 8/15/43	771,060	780,572
	3.00%, due 8/20/43	67,615	68,476
	3.00%, due 12/20/43	135,072	136,793
	3.00%, due 4/20/45	153,805	155,334
	3.00%, due 7/20/45	8,618,786	8,704,507
	3.00%, due 8/20/45	420,474	424,656
	3.00%, due 11/20/45	247,385	249,845
	3.00%, due 12/20/45	83,020	83,846
	3.00%, due 2/20/46	500,000	504,973
	3.00%, due 8/20/46	5,010,411	5,060,243
	3.00%, due 9/20/46	1,182,755	1,194,519
	3.00%, due 12/20/46	2,291,066	2,313,852
	3.50%, due 6/20/42	1,671,789	1,742,415
	3.50%, due 8/20/43	2,290,608	2,385,286
	3.50%, due 11/20/43	2,206,579	2,297,790
	3.50%, due 2/15/45	354,859	368,080
	3.50%, due 4/20/45	1,835,413	1,905,244
	3.50%, due 5/15/45	888,746	921,857
	3.50%, due 7/20/45	1,305,185	1,354,843
	3.50%, due 8/20/45	881,975	915,531
	3.50%, due 12/20/45	5,347,628	5,551,086
	3.50%, due 1/20/46	413,174	428,894
	3.50%, due 2/20/46	554,702	575,807
	3.50%, due 6/20/46	700,000	726,633
	3.50%, due 11/20/46	2,454,277	2,547,653
	3.50%, due 1/20/47	2,788,786	2,894,889
	3.50%, due 4/1/47 TBA (f)	700,000	725,813
	4.00%, due 1/20/42	1,604,282	1,703,213
	4.00%, due 2/20/42	626,640	665,100
	4.00%, due 8/20/43	1,966,093	2,087,307
	4.00%, due 10/20/43	646,317	685,361
	4.00%, due 3/15/44	114,655	121,085
	4.00%, due 6/20/44	624,367	659,926
	4.00%, due 7/15/44	649,377	685,794
	4.00%, due 8/20/44	1,359,320	1,436,735
	4.00%, due 9/20/44	563,013	595,077
	4.00%, due 12/20/44	387,388	409,450
	4.00%, due 1/20/45	304,207	321,532
	4.00%, due 4/20/45	396,549	419,133
	4.00%, due 7/15/45	489,080	516,506
	4.00%, due 8/15/45	317,209	335,103
	4.00%, due 2/20/46	388,192	410,300
	4.00%, due 4/1/47 TBA (f)	200,000	211,234
	4.50%, due 6/15/39	1,616,543	1,732,418
	4.50%, due 6/15/40	375,317	402,178
	4.50%, due 6/20/40	699,780	755,488
	4.50%, due 3/20/41	277,240	299,310
	4.50%, due 4/20/41	213,427	230,418
	4.50%, due 9/20/41	418,533	451,889
	4.50%, due 12/20/41	73,848	79,749
	4.50%, due 4/20/42	149,374	161,321
	4.50%, due 8/20/43	437,884	468,575
	4.50%, due 3/20/44	674,600	728,612
	4.50%, due 12/20/44	239,578	256,043
	4.50%, due 4/20/45	190,755	203,865
	4.50%, due 4/1/47 TBA (f)	4,000,000	4,266,831
	5.00%, due 9/15/39	345,843	384,678
	5.00%, due 6/15/40	413,612	454,300
	5.00%, due 7/15/40	391,154	431,593
	5.00%, due 9/20/40	1,449,989	1,592,592
	5.00%, due 10/20/41	124,378	136,913
	5.00%, due 8/20/43	97,012	104,897
	5.50%, due 1/20/35	6,582	7,378
	5.50%, due 7/15/35	107,729	121,519
	5.50%, due 8/15/35	68,405	77,141
	5.50%, due 5/15/36	62,847	70,541
	5.50%, due 6/15/38	26,338	29,398
	5.50%, due 1/15/39	144,261	161,025
	5.50%, due 3/20/39	447,732	489,547
	5.50%, due 7/15/39	106,118	118,437
	5.50%, due 12/15/39	36,583	40,830
	5.50%, due 2/15/40	209,598	234,013
	6.00%, due 11/15/37	30,689	35,145
	6.00%, due 12/15/37	266,188	301,628
	6.00%, due 9/15/38	240,598	272,639
	6.00%, due 10/15/38	71,951	81,580
	6.50%, due 3/15/36	107,817	122,282
	6.50%, due 6/15/36	85,727	97,228
	6.50%, due 9/15/36	33,311	37,780
	6.50%, due 7/15/37	99,026	112,312
	7.00%, due 7/15/31	37,616	40,092
			73,460,473
	United States Treasury Bonds 1.0%
	4.25%, due 5/15/39	7,325,000	8,945,371

¤	United States Treasury Notes 9.9%
	0.75%, due 9/30/18	9,625,000	9,563,718
	1.00%, due 10/15/19	11,900,000	11,781,000
	1.125%, due 2/28/21	300,000	292,688
	1.25%, due 3/31/19	20,000,000	19,996,100
	1.625%, due 3/15/20	33,800,000	33,921,477
	1.875%, due 3/31/22	1,500,000	1,496,133
	2.125%, due 2/29/24	5,500,000	5,470,349
	2.25%, due 2/15/27	2,150,000	2,122,538
			84,644,003
	Total U.S. Government & Federal Agencies (Cost $364,470,770)		364,440,975

	Total Long-Term Bonds (Cost $850,743,512)		856,247,303

	Short-Term Investments 1.5%
	Other Commercial Paper 1.5%
	BASF S.E. 0.76%, due 4/3/17 (a)(g)	13,000,000	12,999,459
	Total Other Commercial Paper (Cost $12,999,459)		12,999,459

	Repurchase Agreement 0.0%‡
	Fixed Income Clearing Corp. 0.09%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $120,063 (Collateralized by a United States Treasury Note Security with a rate of 3.625% and a maturity date of 2/15/20, with a Principal Amount of $120,000 and a Market Value of $127,681)	120,062	120,062
	Total Repurchase Agreement (Cost $120,062)		120,062
	Total Short-Term Investments (Cost $13,119,521)		13,119,521
	Total Investments, Before Investments Sold Short (Cost $863,863,033) (h)	101.4%	869,366,824

	Investments Sold Short (0.5%)
	Federal Agency Securities Sold Short (0.5%)
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 4.50%, due 4/1/47 TBA (f)	(4,000,000)	(4,282,456)
	Total Investments Sold Short (Cost $4,283,125)		(4,282,456)
	Total Investments, Net of Investments Sold Short (Cost $859,579,908)	100.9%	865,084,368
	Other Assets, Less Liabilities	(0.9)	(7,916,260)
	Net Assets	100.0%	$857,168,108

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest issuers held, as of March 31, 2017, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of March 31, 2017.
(c)	Step coupon - Rate shown was the rate in effect as of March 31, 2017.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, the total market value of fair valued security was $1,000,000, which represented 0.1% of the Portfolio's net assets.
(e)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2017.
(f)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2017, the total net market value of these securities was $3,779,420, which represented 0.4% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(g)	Interest rate shown represents yield to maturity.
(h)	As of March 31, 2017, cost was $860,302,313 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$12,660,011
Gross unrealized depreciation	(7,877,956)
Net unrealized appreciation	$4,782,055

As of March 31, 2017, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	98	June 2017	$21,212,406	$47,115
5-Year United States Treasury Note	259	June 2017	30,491,180	5,888
10-Year United States Treasury Note	185	June 2017	23,044,063	13,898
Ultra Long United States Treasury Bond	107	June 2017	17,186,875	116,306
Ultra 10-Year United States Treasury Note	(240)	June 2017	(32,133,750)	(81,902)
United States Treasury Long Bond	60	June 2017	9,050,625	11,021
			$68,851,399	$112,326

1. As of March 31, 2017, cash in the amount of $956,000 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2017.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$78,599,059	$—	$78,599,059
Corporate Bonds	—	336,791,814	—	336,791,814
Foreign Government Bonds	—	384,139	—	384,139
Mortgage-Backed Securities	—	65,831,517	—	65,831,517
Municipal Bonds	—	10,199,799	—	10,199,799
U.S. Government & Federal Agencies	—	364,440,975	—	364,440,975
Total Long-Term Bonds	—	856,247,303	—	856,247,303
Short-Term Investments
Other Commercial Paper	—	12,999,459	—	12,999,459
Repurchase Agreement	—	120,062	—	120,062
Total Short-Term Investments	—	13,119,521	—	13,119,521
Total Investments in Securities	—	869,366,824	—	869,366,824
Other Financial Instruments
Futures Contracts (b)	194,228	—	—	194,228
Total Investments in Securities and Other Financial Instruments	$194,228	$869,366,824	$—	$869,561,052

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment in Securities Sold Short (a)
Federal Agency Securities Sold Short	$—	$(4,282,456)	$—	$(4,282,456)
Total Investment in Securities Sold Short		(4,282,456)	—	(4,282,456)
Other Financial Instruments
Futures Contracts (b)	(81,902)	—	—	(81,902)
Total Investments in Securities Sold Short and Other Financial Instruments	$(81,902)	$(4,282,456)	$—	$(4,364,358)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2017, the Portfolio did not have any transfers between among levels.

As of March 31, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Common Stock Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 97.9% †
	Aerospace & Defense 2.8%
	Arconic, Inc.	68,585	$1,806,529
	Boeing Co.	42,840	7,576,682
	Curtiss-Wright Corp.	8,127	741,670
	Huntington Ingalls Industries, Inc.	17,369	3,477,968
	L3 Technologies, Inc.	11,990	1,981,827
	Lockheed Martin Corp.	20,476	5,479,378
	Northrop Grumman Corp.	6,246	1,485,549
			22,549,603
	Airlines 0.6%
	Southwest Airlines Co.	45,805	2,462,477
	United Continental Holdings, Inc. (a)	32,337	2,284,286
			4,746,763
	Banks 6.8%
	Bank of America Corp.	541,988	12,785,497
	BB&T Corp.	11,872	530,678
	Citigroup, Inc.	154,233	9,226,218
	Fifth Third Bancorp	66,888	1,698,955
¤	JPMorgan Chase & Co.	179,469	15,764,557
	KeyCorp	84,884	1,509,238
	SunTrust Banks, Inc.	54,747	3,027,509
	U.S. Bancorp	84,521	4,352,831
	Wells Fargo & Co.	113,913	6,340,398
			55,235,881
	Beverages 2.0%
	Coca-Cola Co.	65,739	2,789,963
	Dr. Pepper Snapple Group, Inc.	34,190	3,347,885
	PepsiCo., Inc.	88,266	9,873,435
			16,011,283
	Biotechnology 1.8%
	AbbVie, Inc.	33,981	2,214,202
	Amgen, Inc.	10,927	1,792,793
	Celgene Corp. (a)	1,432	178,184
	Gilead Sciences, Inc.	102,841	6,984,961
	United Therapeutics Corp. (a)	23,154	3,134,588
			14,304,728
	Building Products 0.2%
	Johnson Controls International PLC	36,607	1,541,887

	Capital Markets 2.2%
	Ameriprise Financial, Inc.	33,972	4,405,489
	E*TRADE Financial Corp. (a)	104,444	3,644,051
	Goldman Sachs Group, Inc.	4,046	929,447
	Raymond James Financial, Inc.	48,921	3,730,716
	S&P Global, Inc.	37,664	4,924,191
			17,633,894
	Chemicals 2.3%
	Chemours Co.	105,660	4,067,910
	Eastman Chemical Co.	25,677	2,074,701
	LyondellBasell Industries N.V. Class A	51,994	4,741,333
	Mosaic Co.	128,012	3,735,390
	Olin Corp.	111,363	3,660,502
			18,279,836
	Commercial Services & Supplies 0.6%
	Waste Management, Inc.	65,320	4,763,134

	Communications Equipment 0.7%
	Cisco Systems, Inc.	89,723	3,032,637
	F5 Networks, Inc. (a)	17,619	2,511,941
			5,544,578
	Containers & Packaging 0.1%
	Avery Dennison Corp.	14,826	1,194,976

	Diversified Consumer Services 0.2%
	H&R Block, Inc.	82,567	1,919,683

	Diversified Financial Services 1.7%
¤	Berkshire Hathaway, Inc. Class B (a)	81,223	13,538,250

	Diversified Telecommunication Services 2.1%
	AT&T, Inc.	310,521	12,902,148
	Verizon Communications, Inc.	86,359	4,210,001
			17,112,149
	Electric Utilities 1.7%
	American Electric Power Co., Inc.	15,475	1,038,837
	Duke Energy Corp.	31,048	2,546,247
	Edison International	31,256	2,488,290
	Exelon Corp.	70,337	2,530,725
	FirstEnergy Corp.	44,537	1,417,167
	NextEra Energy, Inc.	21,057	2,703,087
	PG&E Corp.	1,769	117,391
	Xcel Energy, Inc.	29,692	1,319,809
			14,161,553
	Electronic Equipment, Instruments & Components 0.5%
	Corning, Inc.	9,715	262,305
	Jabil Circuit, Inc.	122,381	3,539,259
			3,801,564
	Energy Equipment & Services 1.1%
	National Oilwell Varco, Inc.	104,672	4,196,301
	Schlumberger, Ltd.	18,951	1,480,073
	Transocean, Ltd. (a)	294,583	3,667,558
			9,343,932
	Food & Staples Retailing 2.0%
	Costco Wholesale Corp.	998	167,354
	CVS Health Corp.	69,348	5,443,818
	Wal-Mart Stores, Inc.	110,010	7,929,521
	Walgreens Boots Alliance, Inc.	36,613	3,040,710
			16,581,403
	Food Products 1.3%
	Archer-Daniels-Midland Co.	39,717	1,828,570
	Campbell Soup Co.	31,871	1,824,296
	Ingredion, Inc.	26,188	3,153,821
	Tyson Foods, Inc. Class A	67,001	4,134,632
			10,941,319
	Health Care Equipment & Supplies 2.2%
	Baxter International, Inc.	89,010	4,616,058
	Becton Dickinson & Co.	27,771	5,094,312
	Danaher Corp.	23,794	2,035,101
	Hologic, Inc. (a)	87,934	3,741,592
	Masimo Corp. (a)	19,041	1,775,764
	Medtronic PLC	8,904	717,306
			17,980,133
	Health Care Providers & Services 4.3%
	Aetna, Inc.	41,528	5,296,896
	Anthem, Inc.	32,094	5,307,706
	Centene Corp. (a)	56,660	4,037,592
	Cigna Corp.	16,511	2,418,696
	Express Scripts Holding Co. (a)	24,430	1,610,181
	HCA Holdings, Inc. (a)	51,916	4,620,005
	Humana, Inc.	1,498	308,798
	McKesson Corp.	16,398	2,431,168
	UnitedHealth Group, Inc.	34,671	5,686,391
	WellCare Health Plans, Inc. (a)	25,245	3,539,601
			35,257,034
	Hotels, Restaurants & Leisure 2.9%
	Carnival Corp.	77,728	4,578,957
	Darden Restaurants, Inc.	51,641	4,320,802
	McDonald's Corp.	41,582	5,389,443
	Royal Caribbean Cruises, Ltd.	42,676	4,186,942
	Wyndham Worldwide Corp.	45,919	3,870,513
	Yum! Brands, Inc.	13,329	851,723
			23,198,380
	Household Products 2.1%
	Kimberly-Clark Corp.	30,631	4,031,959
	Procter & Gamble Co.	141,120	12,679,632
			16,711,591
	Independent Power & Renewable Electricity Producers 0.2%
	AES Corp.	1,341	14,992
	NRG Energy, Inc.	65,908	1,232,480
			1,247,472
	Industrial Conglomerates 2.2%
	3M Co.	37,472	7,169,518
	General Electric Co.	224,486	6,689,683
	Honeywell International, Inc.	31,849	3,976,984
			17,836,185
	Insurance 3.8%
	Aflac, Inc.	60,935	4,412,913
	Allstate Corp.	39,372	3,208,424
	American International Group, Inc.	12,636	788,866
	Assurant, Inc.	26,818	2,565,678
	Everest Re Group, Ltd.	15,202	3,554,380
	Hartford Financial Services Group, Inc.	7,973	383,262
	Lincoln National Corp.	5,354	350,419
	Old Republic International Corp.	51,613	1,057,034
	Prudential Financial, Inc.	48,819	5,208,011
	Travelers Cos., Inc.	38,791	4,675,867
	Unum Group	63,969	2,999,506
	XL Group, Ltd.	37,964	1,513,245
			30,717,605
	Internet & Direct Marketing Retail 2.7%
¤	Amazon.com, Inc. (a)	19,623	17,396,574
	Expedia, Inc.	33,213	4,190,484
	Priceline Group, Inc. (a)	345	614,090
			22,201,148
	Internet Software & Services 5.6%
	Akamai Technologies, Inc. (a)	62,530	3,733,041
¤	Alphabet, Inc. (a)
	Class A	11,496	9,746,309
	Class C	11,444	9,493,485
	eBay, Inc. (a)	145,050	4,869,328
¤	Facebook, Inc. Class A (a)	91,687	13,024,138
	j2 Global, Inc.	7,894	662,386
	VeriSign, Inc. (a)	45,249	3,941,640
			45,470,327
	IT Services 3.2%
	Accenture PLC Class A	10,070	1,207,192
	Computer Sciences Corp.	25,145	1,735,256
	CSRA, Inc.	70,396	2,061,899
	Fidelity National Information Services, Inc.	6,418	511,001
	International Business Machines Corp.	34,271	5,967,952
	Mastercard, Inc. Class A	36,967	4,157,679
	MAXIMUS, Inc.	21,021	1,307,506
	Science Applications International Corp.	39,932	2,970,941
	Visa, Inc. Class A	72,769	6,466,981
			26,386,407
	Life Sciences Tools & Services 0.0%‡
	Agilent Technologies, Inc.	2,425	128,210
	Thermo Fisher Scientific, Inc.	632	97,075
			225,285
	Machinery 0.6%
	Oshkosh Corp.	50,656	3,474,495
	Trinity Industries, Inc.	67,571	1,794,010
			5,268,505
	Media 3.3%
	AMC Networks, Inc. Class A (a)	3,847	225,742
	Comcast Corp. Class A	279,400	10,502,646
	Interpublic Group of Cos., Inc.	54,095	1,329,114
	Omnicom Group, Inc.	50,879	4,386,279
	Scripps Networks Interactive, Inc. Class A	24,475	1,918,106
	Time Warner, Inc.	15,113	1,476,691
	Twenty-First Century Fox, Inc.
	Class A	21,093	683,202
	Class B	19,469	618,725
	Walt Disney Co.	47,615	5,399,065
			26,539,570
	Metals & Mining 0.6%
	Freeport-McMoRan, Inc. (a)	14,726	196,739
	Nucor Corp.	822	49,090
	Steel Dynamics, Inc.	46,900	1,630,244
	United States Steel Corp.	99,800	3,374,238
			5,250,311
	Multi-Utilities 0.7%
	Ameren Corp.	6,318	344,900
	CenterPoint Energy, Inc.	97,393	2,685,125
	CMS Energy Corp.	303	13,556
	Consolidated Edison, Inc.	32,145	2,496,381
	DTE Energy Co.	3,155	322,157
			5,862,119
	Oil, Gas & Consumable Fuels 6.0%
	Anadarko Petroleum Corp.	31,999	1,983,938
	Apache Corp.	37,079	1,905,490
	Chevron Corp.	42,412	4,553,776
	ConocoPhillips	23,968	1,195,284
	Devon Energy Corp.	27,022	1,127,358
	EOG Resources, Inc.	6,275	612,126
¤	Exxon Mobil Corp.	179,390	14,711,774
	Marathon Petroleum Corp.	88,913	4,493,663
	Newfield Exploration Co. (a)	20,659	762,524
	Noble Energy, Inc.	54,499	1,871,496
	ONEOK, Inc.	74,115	4,108,936
	Southwestern Energy Co. (a)	96,406	787,637
	Tesoro Corp.	16,201	1,313,253
	Valero Energy Corp.	70,546	4,676,494
	Williams Cos., Inc.	154,943	4,584,763
			48,688,512
	Pharmaceuticals 4.1%
	Allergan PLC	203	48,501
	Bristol-Myers Squibb Co.	1,552	84,398
¤	Johnson & Johnson	135,267	16,847,505
	Merck & Co., Inc.	76,306	4,848,483
	Pfizer, Inc.	339,263	11,606,187
			33,435,074
	Professional Services 0.9%
	ManpowerGroup, Inc.	36,099	3,702,675
	Robert Half International, Inc.	75,480	3,685,688
			7,388,363
	Real Estate Investment Trusts 1.5%
	American Tower Corp.	24,342	2,958,527
	Camden Property Trust	12,137	976,543
	Crown Castle International Corp.	1,242	117,307
	HCP, Inc.	66,912	2,093,007
	Hospitality Properties Trust	2,281	71,920
	Host Hotels & Resorts, Inc.	222,145	4,145,226
	Public Storage	3,927	859,659
	Senior Housing Properties Trust	32,869	665,597
			11,887,786
	Semiconductors & Semiconductor Equipment 3.6%
	Applied Materials, Inc.	137,670	5,355,363
	Broadcom, Ltd.	7,791	1,705,917
	Intel Corp.	245,468	8,854,031
	Lam Research Corp.	35,468	4,552,673
	Micron Technology, Inc. (a)	176,047	5,087,758
	NVIDIA Corp.	11,014	1,199,755
	Qorvo, Inc. (a)	15,713	1,077,283
	QUALCOMM, Inc.	17,483	1,002,475
			28,835,255
	Software 3.9%
	Activision Blizzard, Inc.	94,440	4,708,778
¤	Microsoft Corp.	357,328	23,533,622
	Oracle Corp.	41,143	1,835,389
	Take-Two Interactive Software, Inc. (a)	30,324	1,797,304
			31,875,093
	Specialty Retail 3.1%
	Best Buy Co., Inc.	87,477	4,299,494
	Foot Locker, Inc.	54,702	4,092,257
	Gap, Inc.	118,941	2,889,077
	Home Depot, Inc.	39,915	5,860,719
	Lowe's Cos., Inc.	78,643	6,465,241
	Staples, Inc.	105,740	927,340
	TJX Cos., Inc.	10,222	808,356
			25,342,484
	Technology Hardware, Storage & Peripherals 6.1%
¤	Apple, Inc.	232,163	33,352,537
	HP, Inc.	169,750	3,035,130
	NCR Corp. (a)	69,415	3,170,877
	NetApp, Inc.	98,047	4,103,267
	Seagate Technology PLC	87,710	4,028,520
	Western Digital Corp.	17,559	1,449,144
			49,139,475
	Textiles, Apparel & Luxury Goods 0.7%
	Michael Kors Holdings, Ltd. (a)	99,811	3,803,797
	Skechers U.S.A., Inc. Class A (a)	60,410	1,658,255
			5,462,052
	Tobacco 2.4%
	Altria Group, Inc.	124,673	8,904,146
	Philip Morris International, Inc.	93,545	10,561,230
			19,465,376
	Trading Companies & Distributors 0.5%
	United Rentals, Inc. (a)	31,809	3,977,715

	Total Common Stocks (Cost $676,635,114)		794,855,673

	Exchange-Traded Funds 2.0% (b)
¤	SPDR S&P 500 ETF Trust	69,223	16,318,630

	Total Exchange-Traded Funds (Cost $15,833,046)		16,318,630

	Principal Amount
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
Fixed Income Clearing Corp. 0.09%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $285,769 (Collateralized by a United States Treasury Note with a rate of 3.625% and a maturity date of 2/15/20, with a Principal Amount of $275,000 and a Market Value of $292,602)	$285,767	285,767
Total Short-Term Investment (Cost $285,767)		285,767
Total Investments (Cost $692,753,927) (c)	100.0%	811,460,070
Other Assets, Less Liabilities	0.0 ‡	388,170
Net Assets	100.0%	$811,848,240

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of March 31, 2017, cost was $695,868,099 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$128,724,514
Gross unrealized depreciation	(13,132,543)
Net unrealized appreciation	$115,591,971

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$794,855,673	$—	$—	$794,855,673
Exchange-Traded Funds	16,318,630	—	—	16,318,630
Short-Term Investment
Repurchase Agreement	—	285,767	—	285,767
Total Investments in Securities	$811,174,303	$285,767	$—	$811,460,070

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2017, the Portfolio did not have any transfers among levels.

As of March 31, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Conservative Allocation Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 96.7% †
Equity Funds 46.5%
IQ 50 Percent Hedged FTSE Europe ETF (a)	359,761	$6,590,822
IQ 50 Percent Hedged FTSE International ETF (a)	844,656	16,310,307
IQ Global Resources ETF	179,708	4,638,263
MainStay Cushing MLP Premier Fund Class I	428,286	6,509,945
MainStay Emerging Markets Equity Fund Class I	251,989	2,295,622
MainStay Epoch Capital Growth Fund Class I (a)	655,082	7,317,262
MainStay Epoch Global Choice Fund Class I (a)	1,059,679	20,133,904
MainStay Epoch International Choice Fund Class I	140,441	4,433,718
MainStay Epoch U.S. All Cap Fund Class I	854,178	24,053,663
MainStay Epoch U.S. Equity Yield Fund Class I	164,023	2,542,363
MainStay ICAP Equity Fund Class I	61,598	2,702,322
MainStay International Opportunities Fund Class I	322,665	2,745,878
MainStay MAP Equity Fund Class I	630,338	25,661,075
MainStay U.S. Equity Opportunities Fund Class I	2,474,132	24,197,013
MainStay VP Absolute Return Multi Strategy Portfolio Initial Class (a)(b)	8,193,913	73,624,545
MainStay VP Cornerstone Growth Portfolio Initial Class (b)	310,932	8,030,015
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	1,684,286	16,191,768
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	955,227	12,361,917
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	3,263,570	26,991,294
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	597,727	8,802,076
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	1,314,008	17,461,836
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	1,190,455	24,617,096
MainStay VP Mid Cap Core Portfolio Initial Class	1,506,817	21,113,620
MainStay VP S&P 500 Index Portfolio Initial Class	102,700	4,794,757
MainStay VP Small Cap Core Portfolio Initial Class (a)	1,233,314	14,557,589
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	1,918,796	25,755,360
		404,434,030
Fixed Income Funds 50.2%
IQ Enhanced Core Plus Bond U.S. ETF (a)	2,032,955	40,333,827
MainStay High Yield Municipal Bond Fund Class I	1,181,876	14,442,528
MainStay Short Duration High Yield Fund Class I	1,949,632	19,340,345
MainStay Total Return Bond Fund Class I	2,505,053	26,252,960
MainStay VP Bond Portfolio Initial Class (a)	12,918,932	185,790,408
MainStay VP Convertible Portfolio Initial Class (a)	1,374,778	17,516,785
MainStay VP Floating Rate Portfolio Initial Class (a)	7,197,265	65,673,769
MainStay VP High Yield Corporate Bond Portfolio Initial Class (a)	3,819,201	38,929,597
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	747,510	6,378,244
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	2,281,344	22,697,443
		437,355,906
Total Affiliated Investment Companies (Cost $819,021,284)		841,789,936

	Principal Amount
Short-Term Investment 3.4%
Repurchase Agreement 3.4%
Fixed Income Clearing Corp. 0.09%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $29,924,173 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.75% and a maturity date of 5/30/19, with a Principal Amount of $30,140,000 and a Market Value of $30,526,967)	$29,923,949	29,923,949
Total Short-Term Investment (Cost $29,923,949)		29,923,949
Total Investments (Cost $848,945,233) (c)	100.1%	871,713,885
Other Assets, Less Liabilities	(0.1)	(1,049,576)
Net Assets	100.0%	$870,664,309

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of March 31, 2017, cost was $856,040,965 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$26,751,139
Gross unrealized depreciation	(11,078,219)
Net unrealized appreciation	$15,672,920

The following abbreviation is used in the preceding pages:
ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$404,434,030	$—	$—	$404,434,030
Fixed Income Funds	437,355,906	—	—	437,355,906
Short-Term Investment
Repurchase Agreement	—	29,923,949	—	29,923,949
Total Investments in Securities	$841,789,936	$29,923,949	$—	$871,713,885

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2017, the Portfolio did not have any transfers among levels.

As of March 31, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Convertible Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

		Principal Amount	Value
	Convertible Securities 89.5%†
	Convertible Bonds 78.5%
	Auto Manufacturers 1.0%
	Wabash National Corp. 3.375%, due 5/1/18	$4,127,000	$7,495,664

	Banks 1.9%
	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) (zero coupon), due 5/3/17 (a)(b)	10,185,000	13,994,190

	Biotechnology 5.5%
	AMAG Pharmaceuticals, Inc. 2.50%, due 2/15/19	4,946,000	5,406,596
	BioMarin Pharmaceutical, Inc. 0.75%, due 10/15/18	13,105,000	14,865,984
	Illumina, Inc.
	(zero coupon), due 6/15/19	2,699,000	2,729,364
	0.50%, due 6/15/21	7,153,000	7,443,591
	Intercept Pharmaceuticals, Inc. 3.25%, due 7/1/23	5,052,000	4,733,092
	Ionis Pharmaceuticals, Inc. 1.00%, due 11/15/21	5,385,000	5,199,891
			40,378,518
	Commercial Services 3.2%
	Carriage Services, Inc. 2.75%, due 3/15/21	4,631,000	6,037,666
¤	Macquarie Infrastructure Corp. 2.875%, due 7/15/19	15,467,000	17,371,375
			23,409,041
	Computers 1.3%
	Lumentum Holdings, Inc. 0.25%, due 3/15/24 (a)	8,377,000	9,361,298

	Finance - Credit Card 0.6%
	Blackhawk Network Holdings, Inc. 1.50%, due 1/15/22 (a)	4,029,000	4,318,584

	Finance - Leasing Companies 2.4%
¤	Air Lease Corp. 3.875%, due 12/1/18	12,427,000	17,801,678

	Health Care - Products 7.4%
¤	Danaher Corp. (zero coupon), due 1/22/21	6,483,000	21,199,410
	Hologic, Inc. 2.00%, due 3/1/42 (c)	10,558,000	14,728,410
¤	Teleflex, Inc. 3.875%, due 8/1/17	5,964,000	18,697,140
			54,624,960
	Health Care - Services 3.1%
	Anthem, Inc. 2.75%, due 10/15/42	4,852,000	11,101,982
	HealthSouth Corp. 2.00%, due 12/1/43	2,218,000	2,717,558
	Molina Healthcare, Inc. 1.625%, due 8/15/44	8,742,000	9,266,520
			23,086,060
	Insurance 0.7%
	MGIC Investment Corp. 2.00%, due 4/1/20	3,752,000	5,468,559

	Internet 7.6%
	MercadoLibre, Inc. 2.25%, due 7/1/19	4,207,000	7,330,698
¤	Priceline Group, Inc.
	0.35%, due 6/15/20	7,553,000	10,791,349
	1.00%, due 3/15/18	8,317,000	15,698,337
	Proofpoint, Inc.
	0.75%, due 6/15/20	1,386,000	1,584,371
	1.25%, due 12/15/18	2,561,000	4,904,315
	Twitter, Inc. 0.25%, due 9/15/19	9,402,000	8,873,137
	WebMD Health Corp.
	1.50%, due 12/1/20	2,620,000	3,119,438
	2.625%, due 6/15/23 (a)	3,379,000	3,224,833
			55,526,478
	Machinery - Diversified 1.3%
	Chart Industries, Inc. 2.00%, due 8/1/18	9,728,000	9,655,040

	Media 4.7%
¤	DISH Network Corp. 3.375%, due 8/15/26 (a)	17,289,000	20,973,718
	Liberty Media Corp-Liberty Formula One 1.00%, due 1/30/23 (a)	6,664,000	7,359,555
	Liberty Media Corp. 1.375%, due 10/15/23	5,512,000	6,259,565
			34,592,838
	Oil & Gas 2.2%
	Ensco Jersey Finance, Ltd. 3.00%, due 1/31/24 (a)	5,863,000	5,734,747
	Oasis Petroleum, Inc. 2.625%, due 9/15/23	7,782,000	10,515,427
			16,250,174
	Oil & Gas Services 3.6%
	Helix Energy Solutions Group, Inc. 4.25%, due 5/1/22	9,729,000	9,570,904
	Newpark Resources, Inc. 4.00%, due 12/1/21 (a)	2,098,000	2,383,852
	Weatherford International, Ltd. 5.875%, due 7/1/21	11,066,000	14,240,559
			26,195,315
	Pharmaceuticals 1.1%
	Depomed, Inc. 2.50%, due 9/1/21	3,956,000	3,708,750
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	4,333,000	4,674,224
			8,382,974
	Real Estate Investment Trusts 1.2%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (a)	6,391,000	8,819,580

	Semiconductors 15.2%
	Advanced Micro Devices, Inc. 2.125%, due 9/1/26	3,575,000	7,069,562
	Inphi Corp. 1.125%, due 12/1/20	5,068,000	7,009,678
	Lam Research Corp. 1.25%, due 5/15/18	4,539,000	9,636,864
	Microchip Technology, Inc. 1.625%, due 2/15/27 (a)	5,198,000	5,292,214
¤	Microchip Technology, Inc. 1.625%, due 2/15/25	12,203,000	17,557,066
	Micron Technology, Inc. 3.00%, due 11/15/43	5,775,000	6,500,484
¤	NXP Semiconductors N.V. 1.00%, due 12/1/19	13,018,000	15,133,425
	ON Semiconductor Corp. 1.00%, due 12/1/20	8,174,000	8,965,856
	Rambus, Inc. 1.125%, due 8/15/18	5,665,000	6,801,541
	Silicon Laboratories, Inc. 1.375%, due 3/1/22 (a)	3,601,000	3,837,316
¤	Xilinx, Inc. 2.625%, due 6/15/17	11,775,000	23,741,344
			111,545,350
	Software 8.8%
	Citrix Systems, Inc. 0.50%, due 4/15/19	5,869,000	7,380,267
	NICE Systems, Inc. 1.25%, due 1/15/24 (a)	11,436,000	11,950,620
	Nuance Communications, Inc. 1.25%, due 4/1/25 (a)	8,331,000	8,357,034
	Red Hat, Inc. 0.25%, due 10/1/19	4,301,000	5,602,053
	salesforce.com, Inc. 0.25%, due 4/1/18	8,471,000	10,938,179
	ServiceNow, Inc. (zero coupon), due 11/1/18	6,556,000	8,465,435
	Verint Systems, Inc. 1.50%, due 6/1/21	12,098,000	11,984,581
			64,678,169
	Telecommunications 1.7%
	Finisar Corp. 0.50%, due 12/15/36 (a)	4,846,000	4,736,965
	Viavi Solutions, Inc. 1.00%, due 3/1/24 (a)	7,140,000	7,523,775
			12,260,740
	Transportation 4.0%
	Atlas Air Worldwide Holdings, Inc. 2.25%, due 6/1/22	3,996,000	4,250,745
	Echo Global Logistics, Inc. 2.50%, due 5/1/20	7,629,000	7,223,709
¤	XPO Logistics, Inc. 4.50%, due 10/1/17	6,073,000	17,774,912
			29,249,366
	Total Convertible Bonds (Cost $502,422,129)		577,094,576

	Shares
Convertible Preferred Stocks 11.0%
Aerospace & Defense 0.3%
Arconic, Inc. 5.375%	59,015	2,422,566

Chemicals 1.5%
A. Schulman, Inc. 6.00%	11,643	10,769,775

Food 1.9%
Post Holdings, Inc. 3.75%	41,824	7,837,441
Tyson Foods, Inc. 4.75%	87,752	5,879,384
		13,716,825
Oil & Gas 2.1%
Hess Corp. 8.00%	211,085	12,559,558
Sanchez Energy Corp. 4.875% Series A	23,784	754,547
Southwestern Energy Co. 6.25% Series B	129,303	2,557,613
		15,871,718
Pharmaceuticals 2.6%
Allergan PLC 5.50% Series A	12,145	10,320,578
Teva Pharmaceutical Industries, Ltd. 7.00%	15,844	9,141,988
		19,462,566
Real Estate Investment Trusts 1.7%
American Tower Corp. 5.25% Series A	93,532	10,683,225
Welltower, Inc. 6.50% Series I	26,800	1,691,616
		12,374,841
Telecommunications 0.9%
T-Mobile U.S., Inc. 5.50%	60,081	6,357,171

Total Convertible Preferred Stocks (Cost $82,719,092)		80,975,462
Total Convertible Securities (Cost $585,141,221)		658,070,038

Common Stocks 2.2%
Airlines 0.8%
Delta Air Lines, Inc.	127,164	5,844,458

Banks 0.9%
Bank of America Corp.	267,678	6,314,524

Oil & Gas 0.0%‡
Sanchez Energy Corp. (d)	5,276	50,333

Oil & Gas Services 0.5%
Halliburton Co.	73,392	3,611,620

Total Common Stocks (Cost $13,046,179)		15,820,935

	Principal Amount
Short-Term Investment 9.5%
Repurchase Agreement 9.5%
Fixed Income Clearing Corp. 0.09%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $70,072,433 (Collateralized by a United States Treasury Note with a rate of 3.375% and a maturity date of 11/15/19, with a Principal Amount of $67,265,000 and a Market Value of $71,477,269)	$70,071,907	70,071,907
Total Short-Term Investment (Cost $70,071,907)		70,071,907
Total Investments (Cost $668,259,307) (e)	101.2%	743,962,880
Other Assets, Less Liabilities	(1.2)	(8,532,751)
Net Assets	100.0%	$735,430,129

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Synthetic Convertible Bond - Security structured by an investment bank that provides exposure to a specific company's stock. As of March 31, 2017, the total market value of this security was $13,994,190, which represented 1.9% of the Portfolio's net assets.
(c)	Step coupon - Rate shown was the rate in effect as of March 31, 2017.
(d)	Non-income producing security.
(e)	As of March 31, 2017, cost was $676,805,112 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$100,120,751
Gross unrealized depreciation	(32,762,983)
Net unrealized appreciation	$67,357,768

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$—	$577,094,576	$—	$577,094,576
Convertible Preferred Stocks	72,383,474	8,591,988	—	80,975,462
Total Convertible Securities	72,383,474	585,686,564	—	658,070,038
Common Stocks	15,820,935	—	—	15,820,935
Short-Term Investment
Repurchase Agreement	—	70,071,907	—	70,071,907
Total Investments in Securities	$88,204,409	$655,758,471	$—	$743,962,880

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2017, the Portfolio did not have any transfers among levels.

As of March 31, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Cornerstone Growth Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 98.1% †
	Aerospace & Defense 4.7%
	Arconic, Inc.	47,261	$1,244,855
	Boeing Co.	38,314	6,776,214
	Huntington Ingalls Industries, Inc.	13,567	2,716,656
	Lockheed Martin Corp.	19,357	5,179,933
	Northrop Grumman Corp.	13,953	3,318,582
	Spirit AeroSystems Holdings, Inc. Class A	45,348	2,626,556
			21,862,796
	Air Freight & Logistics 0.1%
	United Parcel Service, Inc. Class B	4,665	500,554

	Airlines 1.6%
	Alaska Air Group, Inc.	9,078	837,173
	Copa Holdings S.A. Class A	6,315	708,859
	JetBlue Airways Corp. (a)	97,980	2,019,368
	Southwest Airlines Co.	72,423	3,893,460
			7,458,860
	Auto Components 0.1%
	Lear Corp.	4,701	665,568

	Automobiles 0.0%‡
	Thor Industries, Inc.	229	22,014

	Banks 0.3%
	Bank of America Corp.	29,281	690,739
	First Hawaiian, Inc.	24,623	736,720
			1,427,459
	Beverages 1.9%
	Coca-Cola Co.	58,261	2,472,597
	Dr. Pepper Snapple Group, Inc.	8,923	873,740
	PepsiCo., Inc.	50,132	5,607,765
			8,954,102
	Biotechnology 5.7%
	AbbVie, Inc.	95,160	6,200,626
	Amgen, Inc.	44,075	7,231,385
	Biogen, Inc. (a)	11,354	3,104,411
	Celgene Corp. (a)	13,618	1,694,488
	Gilead Sciences, Inc.	88,333	5,999,577
	United Therapeutics Corp. (a)	16,892	2,286,839
			26,517,326
	Capital Markets 2.1%
	Ameriprise Financial, Inc.	6,727	872,358
	Lazard, Ltd. Class A	56,388	2,593,284
	LPL Financial Holdings, Inc.	62,646	2,495,190
	S&P Global, Inc.	29,972	3,918,539
			9,879,371
	Chemicals 1.1%
	E.I. du Pont de Nemours & Co.	35,174	2,825,528
	LyondellBasell Industries N.V. Class A	18,521	1,688,930
	Mosaic Co.	25,968	757,746
			5,272,204
	Communications Equipment 0.9%
	CommScope Holding Co., Inc. (a)	28,568	1,191,571
	F5 Networks, Inc. (a)	19,941	2,842,989
			4,034,560
	Containers & Packaging 0.6%
	Berry Plastics Group, Inc. (a)	52,979	2,573,190
	Packaging Corp. of America	2,555	234,089
			2,807,279
	Diversified Telecommunication Services 0.3%
	Verizon Communications, Inc.	31,818	1,551,127

	Electronic Equipment, Instruments & Components 0.8%
	CDW Corp.	41,309	2,383,942
	Jabil Circuit, Inc.	45,565	1,317,740
			3,701,682
	Energy Equipment & Services 0.2%
	Transocean, Ltd. (a)	88,356	1,100,032

	Food & Staples Retailing 0.7%
	Costco Wholesale Corp.	5,675	951,641
	CVS Health Corp.	8,786	689,701
	Sysco Corp.	30,881	1,603,341
			3,244,683
	Food Products 2.1%
	Bunge, Ltd.	16,034	1,270,855
	Campbell Soup Co.	22,055	1,262,428
	Conagra Brands, Inc.	13,856	558,951
	Flowers Foods, Inc.	63,019	1,223,199
	Ingredion, Inc.	8,114	977,169
	Pilgrim's Pride Corp.	79,078	1,779,651
	Tyson Foods, Inc. Class A	44,761	2,762,201
			9,834,454
	Health Care Equipment & Supplies 1.2%
	Alere, Inc. (a)	24,140	959,082
	Becton Dickinson & Co.	21,265	3,900,852
	Danaher Corp.	6,421	549,188
	IDEXX Laboratories, Inc. (a)	2,262	349,728
			5,758,850
	Health Care Providers & Services 6.3%
	Aetna, Inc.	24,237	3,091,429
	AmerisourceBergen Corp.	20,917	1,851,155
	Centene Corp. (a)	41,506	2,957,718
	Cigna Corp.	4,082	597,972
	Express Scripts Holding Co. (a)	19,428	1,280,499
	HCA Holdings, Inc. (a)	38,002	3,381,798
	Humana, Inc.	8,697	1,792,800
	McKesson Corp.	23,156	3,433,109
¤	UnitedHealth Group, Inc.	51,933	8,517,531
	WellCare Health Plans, Inc. (a)	18,702	2,622,207
			29,526,218
	Hotels, Restaurants & Leisure 4.5%
	Aramark	38,174	1,407,475
	Brinker International, Inc.	390	17,145
	Darden Restaurants, Inc.	38,039	3,182,723
	Extended Stay America, Inc.	148,049	2,359,901
	International Game Technology PLC	53,129	1,259,157
	Las Vegas Sands Corp.	60,055	3,427,339
	McDonald's Corp.	16,410	2,126,900
	Six Flags Entertainment Corp.	44,476	2,645,877
	Starbucks Corp.	12,780	746,224
	Wyndham Worldwide Corp.	34,506	2,908,511
	Yum! Brands, Inc.	13,982	893,450
			20,974,702
	Household Products 0.6%
	Spectrum Brands Holdings, Inc.	19,028	2,645,082

	Industrial Conglomerates 2.1%
	3M Co.	29,603	5,663,942
	Honeywell International, Inc.	31,163	3,891,324
			9,555,266
	Insurance 0.1%
	AmTrust Financial Services, Inc.	25,345	467,869

	Internet & Catalog Retail 4.4%
¤	Amazon.com, Inc. (a)	18,639	16,524,219
	Expedia, Inc.	24,343	3,071,356
	Priceline Group, Inc. (a)	519	923,805
			20,519,380
	Internet Software & Services 9.9%
	Akamai Technologies, Inc. (a)	42,752	2,552,295
¤	Alphabet, Inc. (a)
	Class A	13,284	11,262,175
	Class C	13,438	11,147,627
	eBay, Inc. (a)	117,926	3,958,776
¤	Facebook, Inc. Class A (a)	90,376	12,837,911
	GoDaddy, Inc. Class A (a)	33,222	1,259,114
	VeriSign, Inc. (a)	33,230	2,894,665
			45,912,563
	IT Services 6.1%
	Accenture PLC Class A	44,883	5,380,574
	Computer Sciences Corp.	30,804	2,125,784
	CoreLogic, Inc. (a)	40,644	1,655,024
	CSRA, Inc.	61,263	1,794,393
	Fidelity National Information Services, Inc.	3,708	295,231
	First Data Corp. Class A (a)	88,969	1,379,020
	International Business Machines Corp.	10,310	1,795,383
	Mastercard, Inc. Class A	38,809	4,364,848
	PayPal Holdings, Inc. (a)	29,684	1,277,006
	Teradata Corp. (a)	24,974	777,191
	Visa, Inc. Class A	76,741	6,819,973
	Western Union Co.	38,944	792,510
			28,456,937
	Machinery 0.4%
	Oshkosh Corp.	16,192	1,110,609
	Toro Co.	13,561	847,020
			1,957,629
	Media 7.1%
	AMC Networks, Inc. Class A (a)	40,985	2,405,000
	Cable One, Inc.	198	123,645
	CBS Corp. Class B	19,876	1,378,599
	Charter Communications, Inc. Class A (a)	429	140,420
	Cinemark Holdings, Inc.	18,314	812,043
	Clear Channel Outdoor Holdings, Inc. Class A	2,351	14,224
¤	Comcast Corp. Class A	230,179	8,652,429
	Lions Gate Entertainment Corp. Class A	94,979	2,522,642
	Live Nation Entertainment, Inc. (a)	46,414	1,409,593
	Omnicom Group, Inc.	31,013	2,673,631
	Regal Entertainment Group Class A	52,924	1,195,024
	Scripps Networks Interactive, Inc. Class A	18,300	1,434,171
	Time Warner, Inc.	10,405	1,016,672
	Tribune Media Co. Class A	35,215	1,312,463
	Walt Disney Co.	70,028	7,940,475
			33,031,031
	Metals & Mining 1.0%
	Freeport-McMoRan, Inc. (a)	46,625	622,910
	Steel Dynamics, Inc.	44,350	1,541,606
	United States Steel Corp.	69,731	2,357,605
			4,522,121
	Oil, Gas & Consumable Fuels 1.6%
	ONEOK, Inc.	51,204	2,838,750
	Valero Energy Corp.	25,649	1,700,272
	Williams Cos., Inc.	91,823	2,717,043
			7,256,065
	Personal Products 0.4%
	Herbalife, Ltd. (a)	21,912	1,273,964
	Nu Skin Enterprises, Inc. Class A	8,236	457,427
			1,731,391
	Pharmaceuticals 0.4%
	Bristol-Myers Squibb Co.	21,350	1,161,013
	Eli Lilly & Co.	8,596	723,009
	Johnson & Johnson	1,465	182,466
			2,066,488
	Professional Services 0.8%
	ManpowerGroup, Inc.	10,060	1,031,854
	Robert Half International, Inc.	56,248	2,746,590
			3,778,444
	Real Estate Investment Trusts 0.4%
	Lamar Advertising Co. Class A	13,587	1,015,492
	Outfront Media, Inc.	29,543	784,367
			1,799,859
	Semiconductors & Semiconductor Equipment 3.1%
	Applied Materials, Inc.	55,750	2,168,675
	Broadcom, Ltd.	7,585	1,660,812
	Intel Corp.	32,421	1,169,425
	KLA-Tencor Corp.	7,894	750,483
	Lam Research Corp.	25,480	3,270,613
	NVIDIA Corp.	10,225	1,113,809
	ON Semiconductor Corp. (a)	86,834	1,345,059
	QUALCOMM, Inc.	20,498	1,175,355
	Texas Instruments, Inc.	20,631	1,662,033
			14,316,264
	Software 6.8%
	Activision Blizzard, Inc.	78,376	3,907,827
	Cadence Design Systems, Inc. (a)	41,820	1,313,148
	Citrix Systems, Inc. (a)	6,236	520,020
	Electronic Arts, Inc. (a)	12,953	1,159,553
	Fortinet, Inc. (a)	12,075	463,076
¤	Microsoft Corp.	343,693	22,635,621
	Nuance Communications, Inc. (a)	110,112	1,906,039
			31,905,284
	Specialty Retail 5.4%
	Best Buy Co., Inc.	52,077	2,559,584
	Burlington Stores, Inc. (a)	29,498	2,869,860
	Foot Locker, Inc.	8,318	622,270
	GameStop Corp. Class A	42,061	948,476
	Gap, Inc.	79,142	1,922,359
¤	Home Depot, Inc.	64,632	9,489,917
	Lowe's Cos., Inc.	67,859	5,578,688
	Ross Stores, Inc.	8,926	587,956
	TJX Cos., Inc.	8,289	655,494
			25,234,604
	Technology Hardware, Storage & Peripherals 7.7%
¤	Apple, Inc.	220,442	31,668,698
	NCR Corp. (a)	61,473	2,808,086
	NetApp, Inc.	30,066	1,258,262
			35,735,046
	Textiles, Apparel & Luxury Goods 1.2%
	Kate Spade & Co. (a)	34,496	801,342
	Michael Kors Holdings, Ltd. (a)	72,852	2,776,390
	NIKE, Inc. Class B	8,530	475,377
	Skechers U.S.A., Inc. Class A (a)	49,736	1,365,253
			5,418,362
	Tobacco 1.9%
¤	Altria Group, Inc.	112,380	8,026,180
	Philip Morris International, Inc.	5,267	594,644
			8,620,824
	Trading Companies & Distributors 0.9%
	HD Supply Holdings, Inc. (a)	29,515	1,213,804
	United Rentals, Inc. (a)	22,755	2,845,513
			4,059,317
	Wireless Telecommunication Services 0.6%
	T-Mobile U.S., Inc. (a)	44,581	2,879,487

	Total Common Stocks (Cost $410,674,768)		456,963,154

	Exchange-Traded Funds 1.9% (b)
	iShares Russell 1000 Growth ETF	5,916	673,241
¤	SPDR S&P 500 ETF Trust	35,002	8,251,371

	Total Exchange-Traded Funds (Cost $8,994,087)		8,924,612

	Principal Amount
Short-Term Investment 0.2%
Repurchase Agreement 0.2%
Fixed Income Clearing Corp. 0.09%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $865,985 (Collateralized by a United States Treasury Note with a rate of 3.625% and a maturity date of 2/15/20, with a Principal Amount of $835,000 and a Market Value of $888,448)	$865,978	865,978
Total Short-Term Investment (Cost $865,978)		865,978
Total Investments (Cost $420,534,833) (c)	100.2%	466,753,744
Other Assets, Less Liabilities	(0.2)	(988,672)
Net Assets	100.0%	$465,765,072

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of March 31, 2017, cost was $420,916,067 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$51,770,198
Gross unrealized depreciation	(5,932,521)
Net unrealized appreciation	$45,837,677

The following abbreviation is used in the preceding pages:

ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$456,963,154	$—	$—	$456,963,154
Exchange-Traded Funds	8,924,612	—	—	8,924,612
Short-Term Investment
Repurchase Agreement	—	865,978	—	865,978
Total Investments in Securities	$465,887,766	$865,978	$—	$466,753,744

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2017, the Portfolio did not have any transfers among levels.

As of March 31, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Cushing Renaissance Advantage Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 93.7% †
	Air Freight & Logistics 1.7%
	XPO Logistics, Inc. (a)	60,872	$2,915,160

	Chemicals 1.5%
	W.R. Grace & Co.	13,053	909,925
	Westlake Chemical Corp.	23,807	1,572,452
			2,482,377
	Construction & Engineering 7.5%
	AECOM (a)	82,383	2,932,011
	Granite Construction, Inc.	56,545	2,837,994
¤	Jacobs Engineering Group, Inc.	108,975	6,024,138
	Sterling Construction Co., Inc. (a)	84,680	783,290
			12,577,433
	Construction Materials 1.1%
	Vulcan Materials Co.	15,642	1,884,548

	Containers & Packaging 0.6%
	Berry Plastics Group, Inc. (a)	20,110	976,743

	Energy Equipment & Services 17.7%
	Fairmount Santrol Holdings, Inc. (a)	297,982	2,184,208
	Halliburton Co.	72,799	3,582,439
	Hi-Crush Partners, L.P. (a)	95,178	1,651,338
	Independence Contract Drilling, Inc. (a)	37,470	206,460
	Keane Group, Inc. (a)	190,927	2,730,256
	Patterson-UTI Energy, Inc.	98,185	2,382,950
	RPC, Inc.	94,990	1,739,267
	Superior Energy Services, Inc. (a)	200,681	2,861,711
¤	U.S. Silica Holdings, Inc.	123,630	5,933,004
¤	Weatherford International PLC (a)	963,521	6,407,414
			29,679,047
	Machinery 4.6%
¤	Dover Corp.	79,134	6,358,417
	Flowserve Corp.	28,070	1,359,149
			7,717,566
	Metals & Mining 2.4%
	AK Steel Holding Corp. (a)	288,363	2,073,330
	United States Steel Corp.	55,885	1,889,472
			3,962,802
	Oil, Gas & Consumable Fuels 41.5%
	Callon Petroleum Co. (a)	253,300	3,333,428
	Centennial Resource Development, Inc. Class A (a)	181,308	3,305,245
¤	Cheniere Energy, Inc. (a)	131,177	6,200,737
	Energy Transfer Equity, L.P.	144,139	2,843,862
¤	Energy Transfer Partners, L.P.	151,831	5,544,868
	Extraction Oil & Gas, Inc. (a)	155,697	2,888,179
	GasLog, Ltd.	121,828	1,870,060
	Golar LNG, Ltd.	196,379	5,484,866
¤	Marathon Petroleum Corp.	112,416	5,681,505
	MPLX, L.P.	50,876	1,835,606
	Newfield Exploration Co. (a)	69,763	2,574,952
¤	NGL Energy Partners, L.P.	355,971	8,044,945
	Parsley Energy, Inc. Class A (a)	49,606	1,612,691
	Phillips 66	10,911	864,369
	Range Resources Corp.	40,319	1,173,283
	Rice Energy, Inc. (a)	182,296	4,320,415
	RSP Permian, Inc. (a)	119,197	4,938,332
¤	Targa Resources Corp.	118,019	7,069,338
			69,586,681
	Road & Rail 9.7%
	Covenant Transportation Group, Inc. Class A (a)	118,911	2,235,527
¤	CSX Corp.	142,619	6,638,914
	Swift Transportation Co. (a)	155,198	3,187,767
	Union Pacific Corp.	40,416	4,280,863
			16,343,071
	Trading Companies & Distributors 5.4%
	HD Supply Holdings, Inc. (a)	39,944	1,642,697
	MRC Global, Inc. (a)	195,956	3,591,873
	United Rentals, Inc. (a)	25,585	3,199,404
	Univar, Inc. (a)	21,863	670,320
			9,104,294

	Total Common Stocks (Cost $158,035,166)		157,229,722

	MLPs and Related Company 3.1%
	Oil, Gas & Consumable Fuels 3.1%
	GasLog Partners, L.P.	207,862	5,092,619

	Total MLPs and Related Company (Cost $4,218,971)		5,092,619

	Principal Amount
Short-Term Investment 4.3%
Repurchase Agreement 4.3%
Fixed Income Clearing Corp. 0.09%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $7,268,784 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.25% and a maturity date of 10/2/19, with a Principal Amount of $7,415,000 and a Market Value of $7,414,874)	$7,268,729	7,268,729
Total Short-Term Investment (Cost $7,268,729)		7,268,729
Total Investments (Cost $169,522,866) (b)	101.1%	169,591,070
Other Assets, Less Liabilities	(1.1)	(1,781,076)
Net Assets	100.0%	$167,809,994

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	As of March 31, 2017, cost was $170,650,838 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$7,395,517
Gross unrealized depreciation	(8,455,285)
Net unrealized depreciation	$(1,059,768)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$157,229,722	$—	$—	$157,229,722
MLPs and Related Company	5,092,619	—	—	5,092,619
Short-Term Investment
Repurchase Agreement	—	7,268,729	—	7,268,729
Total Investments in Securities	$162,322,341	$7,268,729	$—	$169,591,070

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2017, the Portfolio did not have any transfers among levels.

As of March 31, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Eagle Small Cap Growth Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 99.9% †
	Aerospace & Defense 1.6%
¤	Hexcel Corp.	105,325	$5,745,479

	Air Freight & Logistics 0.8%
	Echo Global Logistics, Inc. (a)	147,055	3,139,624

	Airlines 1.3%
	JetBlue Airways Corp. (a)	242,454	4,996,977
	Auto Components 1.0%
	Visteon Corp. (a)	36,804	3,604,952

	Banks 3.8%
	Bank of The Ozarks, Inc.	85,603	4,452,212
¤	Synovus Financial Corp.	128,735	5,280,709
	UMB Financial Corp.	58,396	4,397,803
			14,130,724
	Biotechnology 7.5%
	Acceleron Pharma, Inc. (a)	61,679	1,632,643
	Aimmune Therapeutics, Inc. (a)	123,941	2,693,238
	Akebia Therapeutics, Inc. (a)	219,558	2,019,934
	Alder Biopharmaceuticals, Inc. (a)	85,578	1,780,022
	Atara Biotherapeutics, Inc. (a)	98,625	2,026,744
	Edge Therapeutics, Inc. (a)	229,555	2,091,246
	Exact Sciences Corp. (a)	100,946	2,384,345
	Genomic Health, Inc. (a)	60,433	1,903,035
	Lexicon Pharmaceuticals, Inc. (a)	121,404	1,740,933
	Ligand Pharmaceuticals, Inc. (a)	17,255	1,826,269
	Sage Therapeutics, Inc. (a)	33,410	2,374,449
	Sarepta Therapeutics, Inc. (a)	43,758	1,295,237
	TESARO, Inc. (a)	14,698	2,261,581
	Ultragenyx Pharmaceutical, Inc. (a)	23,940	1,622,653
			27,652,329
	Building Products 3.1%
	Builders FirstSource, Inc. (a)	275,395	4,103,386
	Masonite International Corp. (a)	64,801	5,135,479
	Trex Co., Inc. (a)	30,867	2,141,861
			11,380,726
	Capital Markets 1.7%
¤	Stifel Financial Corp. (a)	128,753	6,462,113

	Chemicals 3.5%
¤	Quaker Chemical Corp.	98,485	12,966,535

	Commercial Services & Supplies 2.7%
	Ritchie Brothers Auctioneers, Inc.	78,413	2,579,788
¤	Waste Connections, Inc.	84,959	7,495,083
			10,074,871
	Communications Equipment 0.5%
	Infinera Corp. (a)	197,584	2,021,284

	Construction Materials 1.8%
¤	Summit Materials, Inc. Class A (a)	270,945	6,695,051

	Distributors 1.2%
	Pool Corp.	37,107	4,427,978

	Diversified Consumer Services 0.5%
	Bright Horizons Family Solutions, Inc. (a)	25,793	1,869,735

	Electrical Equipment 0.8%
	Thermon Group Holdings, Inc. (a)	134,814	2,809,524

	Electronic Equipment, Instruments & Components 7.0%
	Cognex Corp.	55,286	4,641,259
¤	Coherent, Inc. (a)	52,259	10,746,541
	IPG Photonics Corp. (a)	41,427	5,000,239
	Littelfuse, Inc.	13,766	2,201,321
	Orbotech, Ltd. (a)	100,272	3,233,772
			25,823,132
	Energy Equipment & Services 0.1%
	Geospace Technologies Corp. (a)	21,193	343,962

	Food & Staples Retailing 1.0%
	Casey's General Stores, Inc.	34,032	3,820,092

	Food Products 1.2%
	Snyder's-Lance, Inc.	105,832	4,266,088

	Health Care Equipment & Supplies 4.1%
	Integra LifeSciences Holdings Corp. (a)	83,254	3,507,491
	NuVasive, Inc. (a)	66,586	4,972,643
	NxStage Medical, Inc. (a)	135,001	3,622,077
	West Pharmaceutical Services, Inc.	36,271	2,960,076
			15,062,287
	Health Care Providers & Services 1.9%
	Air Methods Corp. (a)	47,158	2,027,794
	HealthSouth Corp.	59,639	2,553,146
	Surgery Partners, Inc. (a)	129,036	2,516,202
			7,097,142
	Health Care Technology 2.3%
	Cotiviti Holdings, Inc. (a)	103,338	4,301,961
	HMS Holdings Corp. (a)	206,433	4,196,783
			8,498,744
	Hotels, Restaurants & Leisure 4.1%
	Bojangles', Inc. (a)	197,085	4,040,242
	Buffalo Wild Wings, Inc. (a)	11,889	1,816,045
	Penn National Gaming, Inc. (a)	226,355	4,171,723
	Planet Fitness, Inc. Class A	174,175	3,356,352
	Vail Resorts, Inc.	10,174	1,952,391
			15,336,753
	Household Durables 2.6%
¤	Universal Electronics, Inc. (a)	141,549	9,696,106

	Insurance 0.9%
	Enstar Group, Ltd. (a)	18,394	3,518,772

	Internet & Direct Marketing Retail 0.8%
	HSN, Inc.	77,828	2,887,419

	Internet Software & Services 4.7%
	comScore, Inc. (a)	131,607	2,841,395
	Cornerstone OnDemand, Inc. (a)	114,771	4,463,444
	LogMeIn, Inc.	53,329	5,199,578
	MuleSoft, Inc. Class A (a)	75,000	1,824,750
	WebMD Health Corp. (a)	56,197	2,960,458
			17,289,625
	IT Services 1.2%
	Blackhawk Network Holdings, Inc. (a)	57,545	2,336,327
	MAXIMUS, Inc.	36,063	2,243,119
			4,579,446
	Life Sciences Tools & Services 1.6%
	Patheon N.V. (a)	76,163	2,006,133
	PRA Health Sciences, Inc. (a)	61,417	4,006,231
			6,012,364
	Machinery 3.5%
	Chart Industries, Inc. (a)	59,032	2,062,578
	John Bean Technologies Corp.	56,582	4,976,387
	WABCO Holdings, Inc. (a)	27,684	3,250,655
	Woodward, Inc.	40,064	2,721,147
			13,010,767
	Multiline Retail 0.9%
	Ollie's Bargain Outlet Holdings, Inc. (a)	95,956	3,214,526

	Oil, Gas & Consumable Fuels 1.7%
¤	RSP Permian, Inc. (a)	153,744	6,369,614

	Pharmaceuticals 2.7%
	Aclaris Therapeutics, Inc. (a)	73,492	2,191,531
	Dermira, Inc. (a)	63,747	2,174,410
	Medicines Co. (a)	43,321	2,118,397
	Prestige Brands Holdings, Inc. (a)	64,189	3,566,341
			10,050,679
	Professional Services 0.9%
	WageWorks, Inc. (a)	44,841	3,242,004

	Real Estate Investment Trusts 2.4%
	CubeSmart	55,425	1,438,833
	GEO Group, Inc.	59,783	2,772,138
	Physicians Realty Trust	81,370	1,616,822
	Seritage Growth Properties Class A	74,736	3,224,858
			9,052,651
	Road & Rail 1.2%
	Landstar System, Inc.	52,990	4,538,594

	Semiconductors & Semiconductor Equipment 5.0%
	Advanced Micro Devices, Inc. (a)	214,009	3,113,831
	Ambarella, Inc. (a)	36,707	2,008,240
	Cavium, Inc. (a)	44,838	3,213,091
	MKS Instruments, Inc.	53,159	3,654,681
	Nanometrics, Inc. (a)	78,522	2,391,780
	Veeco Instruments, Inc. (a)	140,583	4,196,403
			18,578,026
	Software 11.4%
	Aspen Technology, Inc. (a)	63,559	3,744,896
	Blackline, Inc. (a)	51,263	1,525,587
	Ellie Mae, Inc. (a)	20,914	2,097,047
	Gigamon, Inc. (a)	57,735	2,052,479
	Guidewire Software, Inc. (a)	84,544	4,762,364
	Hubspot, Inc. (a)	43,474	2,632,351
	Imperva, Inc. (a)	69,468	2,851,661
	Paylocity Holding Corp. (a)	56,181	2,170,272
	Pegasystems, Inc.	68,196	2,990,395
	PTC, Inc. (a)	76,014	3,994,536
	RealPage, Inc. (a)	120,515	4,205,973
	Tableau Software, Inc. Class A (a)	45,141	2,236,737
	Take-Two Interactive Software, Inc. (a)	47,005	2,785,986
	Ultimate Software Group, Inc. (a)	21,626	4,221,611
			42,271,895
	Specialty Retail 3.3%
	Burlington Stores, Inc. (a)	33,883	3,296,477
	Genesco, Inc. (a)	63,105	3,499,172
¤	MarineMax, Inc. (a)	250,423	5,421,658
			12,217,307
	Textiles, Apparel & Luxury Goods 0.9%
	Canada Goose Holdings, Inc. (a)	65,059	1,038,342
	Steven Madden, Ltd. (a)	56,728	2,186,864
			3,225,206
	Trading Companies & Distributors 0.7%
	Air Lease Corp.	66,662	2,583,153

	Total Common Stocks (Cost $297,420,215)		370,564,256
	Total Investments (Cost $297,420,215) (b)	99.9%	370,564,256
	Other Assets, Less Liabilities	0.1	341,160
	Net Assets	100.0%	$370,905,416

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.

(b)	As of March 31, 2017, cost was $298,247,748 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$87,121,990
Gross unrealized depreciation	(14,805,482)
Net unrealized appreciation	$72,316,508

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$370,564,256	$—	$—	$370,564,256
Total Investments in Securities	$370,564,256	$—	$—	$370,564,256

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2017, the Portfolio did not have any transfers among levels.

As of March 31, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Emerging Markets Equity Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 91.3% †
	Argentina 0.3%
	Pampa Energia S.A., Sponsored ADR (Electric Utilities) (a)	30,000	$1,626,600

	Brazil 4.3%
	Banco do Brasil S.A. (Banks)	115,600	1,246,985
	Banco Santander Brasil S.A. (Banks)	94,200	831,991
	Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	388,100	4,040,177
	EcoRodovias Infraestrutura e Logistica S.A. (Transportation Infrastructure)	720,000	2,079,090
	Equatorial Energia S.A. (Electric Utilities)	90,000	1,690,123
	JBS S.A. (Food Products)	210,000	684,885
	Kroton Educacional S.A. (Diversified Consumer Services)	335,000	1,421,069
	Lojas Renner S.A. (Multiline Retail)	160,000	1,420,814
	M Dias Branco S.A. (Food Products)	2,400	97,975
	QGEP Participacoes S.A. (Oil, Gas & Consumable Fuels)	208,300	409,201
	Qualicorp S.A. (Health Care Providers & Services)	250,100	1,649,705
	Rumo S.A. (Road & Rail) (a)	460,000	1,256,309
	Ser Educacional S.A. (Diversified Consumer Services) (b)	72,030	471,672
	Smiles S.A. (Media)	45,300	917,402
	Sul America S.A. (Insurance)	263,166	1,403,003
	TIM Participacoes S.A. (Wireless Telecommunication Services)	400,000	1,290,487
			20,910,888
	Chile 0.3%
	CAP S.A. (Metals & Mining)	25,355	298,362
	Cencosud S.A. (Food & Staples Retailing)	298,768	915,535
	Enel Americas S.A. (Electric Utilities)	1,467,579	305,804
			1,519,701
	China 28.0%
	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	176,000	2,059,731
	Agricultural Bank of China, Ltd. Class H (Banks)	2,884,000	1,328,536
	Air China, Ltd. Class H (Airlines)	818,000	662,063
¤	Alibaba Group Holding, Ltd., Sponsored ADR (Internet Software & Services) (a)	49,000	5,283,670
	Anhui Conch Cement Co., Ltd. Class H (Construction Materials)	980,000	3,329,087
	ANTA Sports Products, Ltd. (Textiles, Apparel & Luxury Goods)	590,000	1,632,246
	Autohome, Inc., ADR (Internet Software & Services) (a)	85,000	2,700,450
	AVIC International Holdings, Ltd. Class H (Electronic Equipment, Instruments & Components)	84,000	41,830
	Beijing Enterprises Holdings, Ltd. (Industrial Conglomerates)	223,000	1,153,523
	Beijing Enterprises Water Group, Ltd. (Water Utilities)	3,200,000	2,371,743
	Belle International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	329,000	213,788
	Best Pacific International Holdings, Ltd. Class H (Textiles, Apparel & Luxury Goods)	70,000	55,935
	Brilliance China Automotive Holdings, Ltd. (Automobiles)	1,500,000	2,509,168
	BYD Electronic International Co., Ltd. (Communications Equipment)	673,500	935,958
	Changyou.com, Ltd., ADR (Software) (a)	7,300	204,692
	Chaowei Power Holdings, Ltd. (Auto Components)	689,000	464,564
	China Agri-Industries Holdings, Ltd. (Food Products) (a)	1,672,000	841,217
	China BlueChemical, Ltd. Class H (Chemicals)	316,000	101,654
	China Cinda Asset Management Co., Ltd. Class H (Capital Markets)	2,533,000	984,322
	China CITIC Bank Corp., Ltd. Class H (Banks)	1,059,000	701,776
	China Communications Construction Co., Ltd. Class H (Construction & Engineering)	27,000	38,078
	China Communications Services Corp., Ltd. Class H (Diversified Telecommunication Services)	2,316,000	1,516,881
¤	China Construction Bank Corp. Class H (Banks)	7,350,100	5,911,101
	China Everbright International, Ltd. (Commercial Services & Supplies)	1,450,000	1,951,618
	China Everbright, Ltd. (Capital Markets)	90,000	181,587
	China Foods, Ltd. (Food Products)	118,000	48,132
	China Huarong Asset Management Co., Ltd. Class H (Capital Markets) (a)(b)	895,000	366,223
	China Lesso Group Holdings, Ltd. (Building Products)	349,000	295,043
	China Life Insurance Co., Ltd. Class H (Insurance)	750,000	2,301,679
	China Lumena New Materials Corp. (Chemicals) (a)(c)(d)	260,000	0
	China Medical System Holdings, Ltd. (Pharmaceuticals)	800,000	1,418,516
	China Merchants Bank Co., Ltd. Class H (Banks)	1,300,000	3,437,560
	China Mobile, Ltd. (Wireless Telecommunication Services)	45,000	492,473
	China National Building Material Co., Ltd. Class H (Construction Materials)	2,182,000	1,403,847
¤	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	8,058,000	6,532,252
	China Railway Construction Corp., Ltd. Class H (Construction & Engineering)	2,299,500	3,260,695
	China Railway Group, Ltd. Class H (Construction & Engineering)	1,653,000	1,478,267
	China Resources Power Holdings Co., Ltd. (Independent Power & Renewable Electricity Producers)	100,000	180,403
	China Shenhua Energy Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	777,500	1,804,812
	China Southern Airlines Co., Ltd. Class H (Airlines)	418,000	289,370
	China State Construction International Holdings, Ltd. (Construction & Engineering)	980,000	1,752,815
	China Telecom Corp., Ltd. Class H (Diversified Telecommunication Services)	728,000	355,031
	China Vanke Co., Ltd. Class H (Real Estate Management & Development)	146,300	395,329
	China Water Affairs Group, Ltd. (Water Utilities)	740,000	487,525
	China Yongda Automobiles Services Holdings, Ltd. (Specialty Retail)	854,000	801,089
	China ZhengTong Auto Services Holdings, Ltd. (Specialty Retail)	1,404,500	843,983
	Chongqing Rural Commercial Bank Co., Ltd. Class H (Banks)	1,337,000	903,204
	CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	2,056,000	2,693,184
	Dah Chong Hong Holdings, Ltd. (Distributors)	41,000	17,885
	Dongfeng Motor Group Co., Ltd. Class H (Automobiles)	176,000	197,707
	Dongyue Group, Ltd. (Chemicals) (a)(c)(d)	686,000	120,932
	Fufeng Group, Ltd. (Chemicals)	728,000	586,409
	Geely Automobile Holdings, Ltd. (Automobiles)	2,375,000	3,636,685
	Great Wall Motor Co., Ltd. Class H (Automobiles)	2,833,000	3,226,153
	Green Seal Holding, Ltd. (Chemicals)	153,000	834,523
	Guangzhou Automobile Group Co., Ltd. Class H (Automobiles)	1,004,000	1,607,123
	Harbin Electric Co., Ltd. Class H (Electrical Equipment)	144,000	82,826
	Hisense Kelon Electrical Holdings Co., Ltd. Class H (Household Durables)	576,000	844,933
	Huaneng Renewables Corp., Ltd. Class H (Independent Power & Renewable Electricity Producers)	6,500,000	2,249,887
	Jiangsu Expressway Co., Ltd. Class H (Transportation Infrastructure)	358,000	514,094
	Kingboard Chemical Holdings, Ltd. (Electronic Equipment, Instruments & Components)	40,000	147,719
	Lonking Holdings, Ltd. (Machinery)	2,666,000	802,733
	MMG, Ltd. (Metals & Mining) (a)	6,800,000	2,537,477
	NetEase, Inc., ADR (Internet Software & Services)	9,400	2,669,600
	PetroChina Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	4,934,000	3,612,489
¤	Ping An Insurance Group Co. of China, Ltd. Class H (Insurance)	762,000	4,265,200
	Q Technology Group Co., Ltd. (Household Durables) (a)	636,000	476,294
	Shanghai Pharmaceuticals Holding Co., Ltd. Class H (Health Care Providers & Services)	454,800	1,190,913
	SINA Corp. (Internet Software & Services) (a)	22,600	1,629,912
	Sinopec Shanghai Petrochemical Co., Ltd. Class H (Chemicals)	1,662,000	921,729
	Sinotruk Hong Kong, Ltd. (Machinery)	795,500	596,766
	Sunny Optical Technology Group Co., Ltd. (Electronic Equipment, Instruments & Components)	325,000	2,375,346
	TAL Education Group, ADR (Diversified Consumer Services) (a)	21,000	2,237,970
¤	Tencent Holdings, Ltd. (Internet Software & Services)	653,000	18,720,762
	Tianjin Development Holdings, Ltd. (Multi-Utilities)	14,000	7,152
	Tianneng Power International, Ltd. (Auto Components)	84,000	76,310
	Tingyi (Cayman Islands) Holding Corp. (Food Products)	932,000	1,170,472
	TravelSky Technology, Ltd. Class H (IT Services)	113,000	266,960
	Weibo Corp., Sponsored ADR (Internet Software & Services) (a)	41,000	2,139,380
	Weichai Power Co., Ltd. Class H (Machinery)	811,000	1,431,760
	Weiqiao Textile Co., Ltd. Class H (Textiles, Apparel & Luxury Goods) (c)(d)	205,000	147,455
	Xingda International Holdings, Ltd. (Auto Components)	1,269,000	555,182
	Xinhua Winshare Publishing and Media Co., Ltd. Class H (Distributors)	256,000	232,892
	Xinyi Solar Holdings, Ltd. (Semiconductors & Semiconductor Equipment)	750,000	239,336
	Xtep International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	148,500	58,471
	Yirendai, Ltd., ADR (Internet Software & Services) (a)	35,200	883,168
	YY, Inc., ADR (Internet Software & Services) (a)	32,200	1,484,742
	Zhongsheng Group Holdings, Ltd. (Specialty Retail)	614,500	914,060
	Zijin Mining Group Co., Ltd. Class H (Metals & Mining)	2,738,000	1,014,661
			135,442,718
	Colombia 0.1%
	Grupo de Inversiones Suramericana S.A. (Diversified Financial Services)	21,991	298,927

	Czech Republic 0.0%‡
	O2 Czech Republic A.S. (Diversified Telecommunication Services)	15,560	173,845

	Egypt 0.2%
	Commercial International Bank Egypt S.A.E. (Banks)	133,651	556,151
	Telecom Egypt Co. (Diversified Telecommunication Services)	431,179	273,040
			829,191
	Greece 0.1%
	FF Group (Specialty Retail) (a)	6,687	128,050
	Mytilineos Holdings S.A. (Industrial Conglomerates) (a)	34,544	261,646
	OPAP S.A. (Hotels, Restaurants & Leisure)	25,813	240,676
			630,372
	Hong Kong 1.0%
	China Metal Recycling Holdings, Ltd. (Metals & Mining) (a)(c)(d)	75,000	0
	Ju Teng International Holdings, Ltd. (Electronic Equipment, Instruments & Components)	218,000	89,483
	Kingboard Laminates Holdings, Ltd. (Electronic Equipment, Instruments & Components)	508,000	658,900
	Man Wah Holdings, Ltd. (Household Durables)	800,000	635,141
	Nine Dragons Paper Holdings, Ltd. (Paper & Forest Products)	1,363,000	1,464,460
	Pou Sheng International Holdings, Ltd. (Specialty Retail)	167,000	35,027
	Real Nutriceutical Group, Ltd. (Personal Products)	612,000	40,949
	Sun Art Retail Group, Ltd. (Food & Staples Retailing)	1,211,000	1,134,412
	Texhong Textile Group, Ltd. (Textiles, Apparel & Luxury Goods)	434,000	581,906
			4,640,278
	Hungary 0.3%
	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	934	63,926
	Richter Gedeon Nyrt (Pharmaceuticals)	66,951	1,520,507
			1,584,433
	India 10.2%
	Adani Ports & Special Economic Zone, Ltd. (Transportation Infrastructure)	670,000	3,517,410
	Balrampur Chini Mills, Ltd. (Food Products)	385,467	857,781
	Bharat Financial Inclusion, Ltd. (Consumer Finance) (a)	105,000	1,306,537
	Bharat Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	291,000	2,910,448
	Chennai Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	149,822	840,997
	Eicher Motors, Ltd. (Machinery) (a)	3,000	1,176,715
	Gail India, Ltd. (Gas Utilities)	277,097	1,606,424
	Glenmark Pharmaceuticals, Ltd. (Pharmaceuticals)	68,926	891,893
	HCL Technologies, Ltd. (IT Services)	138,579	1,869,488
	Hindalco Industries, Ltd. (Metals & Mining)	544,701	1,631,964
	Hindustan Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	205,098	1,661,378
	Indiabulls Housing Finance, Ltd. (Thrifts & Mortgage Finance)	184,747	2,840,554
	Indian Bank (Banks)	191,323	821,450
	Jain Irrigation Systems, Ltd. (Machinery)	159,529	230,075
	Jammu & Kashmir Bank, Ltd. (Banks)	258,876	301,394
	JK Tyre & Industries, Ltd. (Auto Components)	414,724	846,884
	Karnataka Bank, Ltd. (Banks)	399,415	863,600
	Manappuram Finance, Ltd. (Consumer Finance)	534,833	810,465
	Mangalore Refinery & Petrochemicals, Ltd. (Oil, Gas & Consumable Fuels) (a)	99,104	161,320
	Motherson Sumi Systems, Ltd. (Auto Components) (a)	320,000	1,833,218
	Muthoot Finance, Ltd. (Consumer Finance)	50,306	285,869
	Oil & Natural Gas Corp., Ltd. (Oil, Gas & Consumable Fuels)	1,485,251	4,231,484
	Petronet LNG, Ltd. (Oil, Gas & Consumable Fuels)	200,000	1,242,627
	Piramal Enterprises, Ltd. (Pharmaceuticals)	11,598	340,072
	Power Finance Corp., Ltd. (Diversified Financial Services)	686,099	1,542,627
	Power Grid Corp. of India, Ltd. (Electric Utilities)	660,000	2,004,851
	Shree Cement, Ltd. (Construction Materials)	7,000	1,830,462
	Tata Power Co., Ltd. (Electric Utilities)	172,309	239,617
	Tata Steel, Ltd. (Metals & Mining)	208,560	1,547,298
	Tech Mahindra, Ltd. (IT Services)	222,559	1,568,041
	Union Bank of India (Banks)	74,627	179,399
	Vedanta, Ltd. (Metals & Mining)	919,308	3,903,183
	Vijaya Bank (Banks) (a)	91,090	96,091
	Yes Bank, Ltd. (Banks)	113,000	2,690,004
	Zee Entertainment Enterprises, Ltd. (Media)	60,000	494,802
			49,176,422
	Indonesia 2.0%
	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	4,641,000	609,489
	PT Bank Central Asia Tbk (Banks)	79,400	98,613
	PT Bank Danamon Indonesia Tbk (Banks)	187,300	66,062
	PT Bank Negara Indonesia Persero Tbk (Banks)	2,334,000	1,134,115
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	2,600,000	2,531,612
	PT Indofood Sukses Makmur Tbk (Food Products)	1,120,000	672,395
	PT Pembangunan Perumahan Persero Tbk (Construction & Engineering)	2,500,000	620,990
	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	5,500,000	1,704,627
	PT United Tractors Tbk (Oil, Gas & Consumable Fuels)	1,100,000	2,187,535
			9,625,438
	Malaysia 1.2%
	AirAsia BHD (Airlines)	2,328,000	1,651,773
	CIMB Group Holdings BHD (Banks)	750,000	943,961
	Genting BHD (Hotels, Restaurants & Leisure)	43,400	94,047
	Genting Malaysia BHD (Hotels, Restaurants & Leisure)	750,000	923,625
	My EG Services BHD (IT Services)	5,000,000	2,090,159
	Unisem M BHD (Semiconductors & Semiconductor Equipment)	149,200	105,861
			5,809,426
	Mexico 2.8%
	Alfa S.A.B. de C.V. Class A (Industrial Conglomerates)	357,800	522,684
	Cemex S.A.B. de C.V. (Construction Materials) (a)	2,400,000	2,174,098
	Fomento Economico Mexicano S.A.B. de C.V. (Beverages)	230,200	2,044,009
	Gruma S.A.B. de C.V. Class B (Food Products)	93,000	1,314,163
	Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B (Transportation Infrastructure)	25,340	439,011
	Grupo Financiero Banorte S.A.B. de C.V. Class O (Banks)	199,600	1,148,628
	Grupo Financiero Santander Mexico S.A.B de C.V. Class B (Banks)	373,100	673,173
	Grupo Mexico S.A.B. de C.V. Series B (Metals & Mining)	714,600	2,143,924
	Industrias Bachoco S.A.B. de C.V. Series B (Food Products)	26,200	118,404
	OHL Mexico S.A.B. de C.V. (Transportation Infrastructure)	1,124,275	1,588,928
	Unifin Financiera SAPI de C.V. SOFOM ENR (Consumer Finance)	425,000	1,087,343
			13,254,365
	Peru 0.5%
	Credicorp, Ltd. (Banks)	14,200	2,318,860

	Philippines 0.3%
	Ayala Land, Inc. (Real Estate Management & Development)	1,800,000	1,185,650
	DMCI Holdings, Inc. (Industrial Conglomerates)	1,093,200	248,381
			1,434,031
	Poland 1.6%
	Grupa Lotos S.A. (Oil, Gas & Consumable Fuels) (a)	13,412	184,759
	Jastrzebska Spolka Weglowa S.A. (Metals & Mining) (a)	58,570	927,502
	KGHM Polska Miedz S.A. (Metals & Mining)	53,808	1,571,215
	Polski Koncern Naftowy ORLEN S.A. (Oil, Gas & Consumable Fuels)	62,549	1,577,250
	Powszechny Zaklad Ubezpieczen S.A. (Insurance)	200,000	1,755,049
	Tauron Polska Energia S.A. (Electric Utilities) (a)	1,827,965	1,562,600
			7,578,375
	Republic of Korea 15.6%
	BGF retail Co., Ltd (Food & Staples Retailing)	14,500	1,361,441
	Boryung Pharmaceutical Co., Ltd. (Pharmaceuticals)	289	12,999
	Daelim Industrial Co., Ltd. (Construction & Engineering)	4,210	304,560
	DGB Financial Group, Inc. (Banks)	110,048	1,067,711
	DongKook Pharmaceutical Co., Ltd. (Pharmaceuticals)	1,684	96,977
	E-MART, Inc. (Food & Staples Retailing)	8,960	1,646,499
	Hana Financial Group, Inc. (Banks)	44,413	1,467,460
	Hanjin Heavy Industries & Construction Co., Ltd. (Machinery) (a)	568	1,971
	Hankook Tire Co., Ltd. (Auto Components)	32,898	1,603,274
	Hansol Chemical Co., Ltd. (Chemicals)	14,000	956,452
	Hanwha Chemical Corp. (Chemicals)	69,751	1,646,630
	Hanwha Corp. (Industrial Conglomerates)	37,141	1,192,311
	Hyundai Development Co.-Engineering & Construction (Construction & Engineering)	42,434	1,542,468
	Hyundai Engineering & Construction Co., Ltd. (Construction & Engineering)	80,876	3,579,864
	Hyundai Heavy Industries Co., Ltd. (Machinery) (a)(c)(d)	24,505	3,615,600
	Hyundai Marine & Fire Insurance Co., Ltd. (Insurance)	53,184	1,664,526
	Hyundai Mobis Co., Ltd. (Auto Components)	563	121,078
	Hyundai Motor Co. (Automobiles)	3,500	492,936
	Industrial Bank of Korea (Banks)	100,075	1,091,760
	KB Financial Group, Inc. (Banks)	77,612	3,400,687
	KC Tech Co., Ltd. (Semiconductors & Semiconductor Equipment)	10,833	133,197
	Koh Young Technology, Inc. (Semiconductors & Semiconductor Equipment)	15,000	688,098
	Korea Electric Power Corp. (Electric Utilities)	44,986	1,868,550
	Korea Petrochemical Industry Co., Ltd. (Chemicals)	3,103	679,813
	Korea Zinc Co., Ltd. (Metals & Mining)	4,500	1,738,353
	KT Corp. (Diversified Telecommunication Services)	9,309	265,543
	Kumho Petrochemical Co., Ltd. (Chemicals)	26,000	1,832,067
	LG Display Co., Ltd. (Electronic Equipment, Instruments & Components)	67,412	1,823,494
	LG Electronics, Inc. (Household Durables)	28,997	1,760,615
	LG Innotek Co., Ltd. (Electronic Equipment, Instruments & Components)	16,000	1,952,964
	LG Uplus Corp. (Diversified Telecommunication Services)	228,139	2,917,274
	Lotte Chemical Corp. (Chemicals)	5,284	1,750,623
	Mirae Asset Daewoo Co., Ltd. (Capital Markets)	220,000	1,778,414
	NAVER Corp. (Internet Software & Services)	2,900	2,217,205
	NCSoft Corp. (Software)	7,400	2,018,242
	Osstem Implant Co., Ltd. (Health Care Equipment & Supplies) (a)	25,000	1,169,185
	POSCO (Metals & Mining)	6,000	1,561,298
	Posco Daewoo Corp. (Trading Companies & Distributors)	21,620	461,090
	Samsung Biologics Co., Ltd. (Life Sciences Tools & Services) (a)	3,000	464,097
¤	Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	6,600	12,157,739
	Samyang Corp. (Food Products)	1,400	121,560
	Seoyon E-Hwa Co., Ltd. (Auto Components)	23,465	300,053
	Shinhan Financial Group Co., Ltd. (Banks)	59,475	2,478,347
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	52,000	2,348,207
	SK Innovation Co., Ltd. (Oil, Gas & Consumable Fuels)	1,856	276,334
	SK Telecom Co., Ltd. (Wireless Telecommunication Services)	7,290	1,642,743
	SL Corp. (Auto Components)	45,549	790,173
	Tongyang Life Insurance (Insurance)	15,635	143,306
	Woori Bank (Banks)	97,039	1,128,058
			75,333,846
	Russia 1.9%
	Alrosa PJSC (Metals & Mining)	900,000	1,457,208
	Gazprom PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels)	225,000	1,005,750
	Tatneft PJSC (Oil, Gas & Consumable Fuels)	280,000	1,739,381
	United Co. Rusal PLC (Metals & Mining)	4,000,000	2,084,539
	Yandex N.V. Class A (Internet Software & Services) (a)	130,000	2,850,900
			9,137,778
	Singapore 0.3%
	China Yuchai International, Ltd. (Machinery)	14,200	262,842
	IGG, Inc. (Software)	794,000	1,101,373
			1,364,215
	South Africa 5.0%
	African Rainbow Minerals, Ltd. (Metals & Mining)	19,196	136,012
	Alexander Forbes Group Holdings, Ltd. (Diversified Financial Services)	167,303	80,183
	AngloGold Ashanti, Ltd. (Metals & Mining)	80,000	854,188
	Assore, Ltd. (Metals & Mining)	14,230	259,256
	Astral Foods, Ltd. (Food Products)	34,201	399,973
	Barclays Africa Group, Ltd. (Banks)	99,587	1,035,564
	Bid Corp., Ltd. (Food & Staples Retailing)	17,527	339,272
	Capitec Bank Holdings, Ltd. (Banks)	48,000	2,723,992
	Exxaro Resources, Ltd. (Oil, Gas & Consumable Fuels)	160,060	1,406,464
	FirstRand, Ltd. (Diversified Financial Services)	1,071,679	3,703,199
	Growthpoint Properties, Ltd. (Real Estate Investment Trusts)	504,265	973,481
	Imperial Holdings, Ltd. (Distributors)	47,473	583,848
	Liberty Holdings, Ltd. (Insurance)	100,162	808,165
	MMI Holdings, Ltd. (Insurance)	383,324	654,004
	Murray & Roberts Holdings, Ltd. (Construction & Engineering)	138,781	159,301
¤	Naspers, Ltd. Class N (Media)	29,000	5,004,006
	Nedbank Group, Ltd. (Banks)	56,520	1,017,392
	RMB Holdings, Ltd. (Diversified Financial Services)	4,914	21,453
	Shoprite Holdings, Ltd. (Food & Staples Retailing)	24,000	346,326
	Sibanye Gold, Ltd. (Metals & Mining)	15,799	33,797
	Standard Bank Group, Ltd. (Banks)	127,061	1,361,410
	Telkom S.A. SOC, Ltd. (Diversified Telecommunication Services)	254,443	1,422,965
	Tsogo Sun Holdings, Ltd. (Hotels, Restaurants & Leisure)	298,979	615,953
	Wilson Bayly Holmes-Ovcon, Ltd. (Construction & Engineering)	18,112	217,553
			24,157,757
	Taiwan 10.8%
	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	637,000	813,504
	Advantech Co., Ltd. (Technology Hardware, Storage & Peripherals)	145,000	1,213,809
	AmTRAN Technology Co., Ltd. (Household Durables)	314,000	228,702
	Ardentec Corp. (Semiconductors & Semiconductor Equipment)	82,000	66,886
	ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	75,000	1,408,915
	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	2,915,000	1,138,428
	Basso Industry Corp. (Household Durables)	272,000	826,511
	Chicony Power Technology Co., Ltd. (Electrical Equipment)	19,000	30,464
	China General Plastics Corp. (Chemicals)	586,000	544,622
	China Life Insurance Co., Ltd. (Insurance)	1,100,000	1,087,584
	China Metal Products Co., Ltd. (Metals & Mining)	86,000	88,005
	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	13,000	8,483
	Coretronic Corp. (Electronic Equipment, Instruments & Components)	200,000	293,977
	CTBC Financial Holding Co., Ltd. (Banks)	2,487,000	1,536,830
	E.Sun Financial Holding Co., Ltd. (Banks)	3,250,867	1,976,716
	Ennoconn Corp. (Technology Hardware, Storage & Peripherals)	115,000	1,502,760
	Formosa Chemicals & Fibre Corp. (Chemicals)	173,000	538,229
	Formosa Taffeta Co., Ltd. (Textiles, Apparel & Luxury Goods)	438,000	467,700
	Fubon Financial Holding Co., Ltd. (Diversified Financial Services)	1,193,462	1,946,984
	General Interface Solution Holding, Ltd. (Electronic Equipment, Instruments & Components)	150,000	719,288
	Grand Pacific Petrochemical (Chemicals)	748,000	520,155
	Grape King Bio, Ltd. (Personal Products)	185,000	1,164,538
	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	1,038,115	3,113,404
	Innolux Corp. (Electronic Equipment, Instruments & Components)	2,870,000	1,187,064
	ITEQ Corp. (Electronic Equipment, Instruments & Components)	487,000	721,452
	King's Town Bank Co., Ltd. (Banks)	44,000	43,721
	Kinpo Electronics (Household Durables)	586,000	228,857
	Largan Precision Co., Ltd. (Electronic Equipment, Instruments & Components)	16,500	2,599,324
	LCY Chemical Corp. (Chemicals)	144,000	211,189
	Lien Hwa Industrial Corp. (Food Products)	41,000	34,389
	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	653,284	1,126,036
	Merry Electronics Co., Ltd. (Electronic Equipment, Instruments & Components)	169,000	907,869
	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)	963,000	1,536,103
	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	1,170,000	1,619,511
	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	960,000	2,793,705
	Rechi Precision Co., Ltd. (Machinery)	749,000	814,600
	Systex Corp. (IT Services)	115,000	244,080
¤	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	1,800,000	11,211,996
	TYC Brother Industrial Co., Ltd. (Auto Components)	63,000	68,725
	Uni-President Enterprises Corp. (Food Products)	754,000	1,413,944
	Walsin Technology Corp. (Electronic Equipment, Instruments & Components)	251,475	370,883
	Wistron Corp. (Technology Hardware, Storage & Peripherals)	1,031,088	944,690
	WT Microelectronics Co., Ltd. (Electronic Equipment, Instruments & Components)	205,000	299,638
	Yuanta Financial Holding Co., Ltd. (Capital Markets)	3,493,000	1,473,524
	Zhen Ding Technology Holding, Ltd. (Electronic Equipment, Instruments & Components)	341,000	801,295
			51,889,089
	Thailand 2.5%
	Bangkok Chain Hospital PCL, NVDR (Health Care Providers & Services)	423,600	160,256
	Banpu PCL, NVDR (Oil, Gas & Consumable Fuels)	255,300	147,106
	Charoen Pokphand Foods PCL, NVDR (Food Products)	1,560,200	1,259,965
	CP ALL PCL, NVDR (Food & Staples Retailing)	1,250,000	2,146,235
	Electricity Generating PCL, NVDR (Independent Power & Renewable Electricity Producers)	22,200	138,256
	KCE Electronics PCL, NVDR (Electronic Equipment, Instruments & Components)	380,000	1,155,620
	Kiatnakin Bank PCL, NVDR (Banks)	415,600	840,573
	Krung Thai Bank PCL, NVDR (Banks)	1,829,900	1,086,358
	PTT Exploration & Production PCL, NVDR (Oil, Gas & Consumable Fuels)	273,800	741,023
	PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	167,100	1,881,927
	Srisawad Power 1979 PCL, NVDR (Consumer Finance)	1,100,250	1,384,818
	Taokaenoi Food & Marketing PCL (Food Products)	1,200,000	925,428
	Thai Oil PCL, NVDR (Oil, Gas & Consumable Fuels)	52,400	115,131
	Thai Vegetable Oil PCL, NVDR (Food Products)	51,700	50,402
	Tisco Financial Group PCL, NVDR (Banks)	115,200	240,541
			12,273,639
	Turkey 1.3%
	Aksa Akrilik Kimya Sanayii A.S. (Textiles, Apparel & Luxury Goods)	5,416	16,005
	Arcelik A.S. (Household Durables)	73,660	459,254
	KOC Holding AS (Industrial Conglomerates)	440,000	1,858,328
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (Health Care Providers & Services)	70,045	64,370
	TAV Havalimanlari Holding A.S. (Transportation Infrastructure)	323,356	1,289,171
	Tekfen Holding A.S. (Construction & Engineering)	332,131	790,473
	Turkiye Halk Bankasi A.S. (Banks)	188,229	537,065
	Turkiye Is Bankasi Class C (Banks)	347,335	633,612
	Turkiye Sise ve Cam Fabrikalari A.S. (Industrial Conglomerates)	146,209	167,753
	Turkiye Vakiflar Bankasi TAO Class D (Banks)	370,243	546,025
			6,362,056
	Ukraine 0.1%
	Kernel Holding S.A. (Food Products)	37,827	682,006

	United Arab Emirates 0.5%
	NMC Health PLC (Health Care Providers & Services)	107,000	2,371,528

	United States 0.1%
	Luxoft Holding, Inc. (IT Services) (a)	10,000	625,500
	Total Common Stocks (Cost $387,005,477)		441,051,284

	Exchange-Traded Funds 1.8% (e)
	United States 1.8%
	iShares MSCI Russia Capped ETF	110,800	3,558,896
¤	VanEck Vectors Russia ETF	233,700	4,830,579
			8,389,475
	Total Exchange-Traded Funds (Cost $8,506,733)		8,389,475

	Preferred Stocks 5.8%
	Brazil 4.1%
	Banco ABC Brasil S.A. 7.10% (Banks)	147,400	881,876
	Banco do Estado do Rio Grande do Sul S.A. Class B 8.07% (Banks)	174,700	843,757
	Bradespar S.A. 0.60% (Metals & Mining)	107,200	749,571
	Braskem S.A. Class A 6.73% (Chemicals)	151,500	1,536,487
	Cia de Saneamento do Parana 5.87% (Water Utilities)	241,900	849,965
	Cia Energetica de Minas Gerais 5.73% (Electric Utilities)	489,600	1,613,963
	Cia Paranaense de Energia Class B 3.64% (Electric Utilities)	140,800	1,472,495
¤	Itau Unibanco Holding S.A. 4.05% (Banks)	390,000	4,721,459
	Itausa - Investimentos Itau S.A. 5.62% (Banks)	448,800	1,361,911
	Petroleo Brasileiro S.A. 0.00% (Oil, Gas & Consumable Fuels) (a)	590,000	2,730,818
	Vale S.A. 2.76% (Metals & Mining)	350,000	3,153,868
			19,916,170
	Colombia 0.2%
	Avianca Holdings S.A. 1.49% (Airlines)	225,852	219,961
	Bancolombia S.A. 3.31% (Banks)	5,495	54,855
	Grupo Aval Acciones y Valores S.A. 5.02% (Banks)	1,095,325	445,753
			720,569
	Republic of Korea 1.5%
	Hyundai Motor Co. 3.14% (Automobiles)	13,120	1,214,272
	Hyundai Motor Co. 3.24% (Automobiles)	11,848	1,052,049
	LG Chem, Ltd. 2.53% (Chemicals)	14,056	2,394,409
¤	Samsung Electronics Co., Ltd. 1.69% (Technology Hardware, Storage & Peripherals)	1,920	2,752,178
			7,412,908
	Total Preferred Stocks (Cost $22,336,690)		28,049,647

	Principal Amount
Short-Term Investments 0.3%
Repurchase Agreement 0.3%
Fixed Income Clearing Corp. 0.09%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $1,542,519 (Collateralized by a United States Treasury Note with a rate of 3.625% and a maturity date of 2/15/20, with a Principal Amount of $1,480,000 and a Market Value of $1,574,733)	$1,542,507	1,542,507
Total Short-Term Investment (Cost $1,542,507)		1,542,507
Total Investments, Before Investments Sold Short (Cost $419,391,407) (f)	99.2%	479,032,913

	Shares
Exchange-Traded Funds Sold Short (0.1%) (e)
United States (0.1%)
iShares MSCI Emerging Markets ETF (Capital Markets)	(10,835)	(426,791)
Total Long-Term Bonds Investments Sold Short (Cost $431,035)		(426,791)
Total Investments, Net of Investments Sold Short (Cost $418,960,372)	99.1	478,606,122
Other Assets, Less Liabilities	0.9	4,400,615
Net Assets	100.0%	$483,006,737

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security - As of March 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $3,883,987, which represented 0.8% of the Portfolio's net assets.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, the total market value of these securities was $3,883,987, which represented 0.8% of the Portfolio's net assets.
(e)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(f)	As of March 31, 2017, cost was $423,564,331 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$66,736,971
Gross unrealized depreciation	(11,268,389)
Net unrealized appreciation	$55,468,582

Total Return Equity Swap Contracts
Open OTC total return equity swap contracts as of March 31, 2017 were as follows:[1]

Counterparty	Reference Obligation	Rate (Paid) by the Portfolio	Termination Date	Shares Long/ (Short)	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation
Brazil
Deutsche Bank	B2W Cia Digital	1 Month LIBOR BBA minus 6.75%	3/5/2018	(97,000)	$(388)	$6,768
Deutsche Bank	Banco Bradesco SA	1 Month LIBOR BBA plus 0.75%	3/5/2018	93,700	927	46,736
Deutsche Bank	Gol Linhas Aereas Inteligentes SA	1 Month LIBOR BBA minus 15.50%	3/5/2018	(61,400)	(162)	77
Deutsche Bank	Linx SA	1 Month LIBOR BBA minus 4.50%	3/5/2018	(118,700)	(654)	21,304
Deutsche Bank	Marfrig Global Foods SA	1 Month LIBOR BBA minus 15.00%	3/5/2018	(283,800)	(539)	21,765
Deutsche Bank	Usinas Siderurgicas de Minas Gerais SA	1 Month LIBOR BBA minus 1.25%	3/5/2018	(385,000)	(682)	142,761
Deutsche Bank	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1 Month LIBOR BBA minus 4.25%	3/5/2018	(36,600)	(329)	62,293
Deutsche Bank	Via Varejo SA	1 Month LIBOR BBA minus 2.50%	3/5/2018	(42,900)	(149)	8,338
China
Deutsche Bank	21Vianet Group Inc	1 Month LIBOR BBA minus 0.40%	3/8/2018	(90,000)	(739)	244,894
Deutsche Bank	500.com Ltd	1 Month LIBOR BBA minus 2.00%	3/8/2018	(49,600)	(791)	125,823
Deutsche Bank	58.com Inc	1 Month LIBOR BBA minus 0.40%	3/8/2018	(19,300)	(767)	84,250
Deutsche Bank	Alibaba Group Holding Ltd	1 Month LIBOR BBA plus 0.40%	3/8/2018	66,400	6,274	885,822
Deutsche Bank	Bank of China Ltd	1 Month LIBOR BBA plus 0.50%	3/5/2018	2,867,000	1,375	49,166
Deutsche Bank	Bloomage BioTechnology Corp Ltd	1 Month LIBOR BBA minus 6.25%	3/5/2018	(130,000)	(214)	29,384
Deutsche Bank	Boyaa Interactive International Ltd	1 Month LIBOR BBA minus 3.50%	3/5/2018	(188,000)	(111)	9,018
Deutsche Bank	CAR Inc	1 Month LIBOR BBA minus 8.00%	3/5/2018	(84,000)	(90)	10,742
Deutsche Bank	China Construction Bank Corp	1 Month LIBOR BBA plus 0.50%	3/5/2018	5,416,000	4,000	355,350
Deutsche Bank	China Resources Phoenix Healthcare Holdings Co Ltd	1 Month LIBOR BBA minus 6.50%	3/5/2018	(473,500)	(585)	2,736
Deutsche Bank	COSCO SHIPPING Development Co Ltd	1 Month LIBOR BBA minus 3.50%	3/5/2018	(941,000)	(211)	563
Deutsche Bank	Cosmo Lady China Holdings Co Ltd	1 Month LIBOR BBA minus 7.25%	3/5/2018	(508,000)	(235)	82,225
Deutsche Bank	eHi Car Services Ltd	1 Month LIBOR BBA minus 5.00%	3/8/2018	(26,800)	(274)	2,847
Deutsche Bank	Fang Holdings Ltd	1 Month LIBOR BBA minus 0.40%	3/8/2018	(197,700)	(823)	181,329
Deutsche Bank	Goodbaby International Holdings Ltd	1 Month LIBOR BBA minus 2.25%	3/5/2018	(312,000)	(157)	5,456
Deutsche Bank	Harmonicare Medical Holdings Ltd	1 Month LIBOR BBA minus 8.00%	3/5/2018	(166,000)	(112)	24,859
Deutsche Bank	Hollysys Automation Technologies Ltd	1 Month LIBOR BBA minus 0.40%	3/8/2018	(37,600)	(656)	19,034
Deutsche Bank	iKang Healthcare Group Inc	1 Month LIBOR BBA minus 0.40%	3/8/2018	(39,100)	(674)	103,520
Deutsche Bank	Industrial & Commercial Bank of China Ltd	1 Month LIBOR BBA plus 0.50%	3/5/2018	4,000,000	2,570	44,700
Deutsche Bank	Nanjing Panda Electronics Co Ltd	1 Month LIBOR BBA minus 2.75%	3/5/2018	(264,000)	(282)	67,671
Deutsche Bank	Sinopec Oilfield Service Corp	1 Month LIBOR BBA minus 5.75%	3/5/2018	(836,000)	(176)	11,158
Deutsche Bank	Wisdom Sports Group	1 Month LIBOR BBA minus 7.50%	3/5/2018	(321,000)	(94)	17,581
Deutsche Bank	Zhaojin Mining Industry Co Ltd	1 Month LIBOR BBA minus 6.00%	3/5/2018	(569,000)	(528)	30,148
Hong Kong
Deutsche Bank	Chiho-Tiande Group Ltd	1 Month LIBOR BBA minus 5.75%	3/5/2018	(202,000)	(149)	27,912
Deutsche Bank	China Animation Characters Co Ltd	1 Month LIBOR BBA minus 8.50%	3/5/2018	(124,000)	(57)	5,274
Deutsche Bank	China Electronics Corp Holdings Co Ltd	1 Month LIBOR BBA minus 6.00%	3/5/2018	(448,000)	(114)	22,226
Deutsche Bank	PAX Global Technology Ltd	1 Month LIBOR BBA minus 6.00%	3/5/2018	(177,000)	(118)	5,445
India
Deutsche Bank	Housing Development Finance Corp Ltd	1 Month LIBOR BBA plus 0.80%	3/5/2018	14,290	276	54,787
Deutsche Bank	Infosys Ltd	1 Month LIBOR BBA plus 0.80%	3/5/2018	4,575	64	8,212
Indonesia
Deutsche Bank	AKR Corporindo Tbk PT	1 Month LIBOR BBA minus 2.50%	3/5/2018	(574,000)	(289)	19,840
Malaysia
Deutsche Bank	Lafarge Malaysia Bhd	1 Month LIBOR BBA minus 6.75%	3/5/2018	(33,100)	(65)	14,563
Mexico
Deutsche Bank	Axtel SAB de CV	1 Month LIBOR BBA minus 1.00%	3/5/2018	(331,300)	(80)	12,566
Deutsche Bank	Controladora Vuela Cia de Aviacion SAB de CV	1 Month LIBOR BBA minus 1.00%	3/5/2018	(142,400)	(205)	6,876
Deutsche Bank	Grupo Aeromexico SAB de CV	1 Month LIBOR BBA minus 1.00%	3/5/2018	(15,704)	(36)	3,616
Singapore
Deutsche Bank	Technovator International Ltd	1 Month LIBOR BBA minus 3.25%	3/5/2018	(16,000)	(10)	3,386
South Africa
Deutsche Bank	EOH Holdings Ltd	1 Month LIBOR BBA minus 0.80%	3/5/2018	(57,414)	(644)	52,315
Deutsche Bank	Mpact Ltd	1 Month LIBOR BBA minus 0.80%	3/5/2018	(63,754)	(149)	797
Deutsche Bank	Naspers Ltd	1 Month LIBOR BBA plus 0.80%	3/5/2018	22,991	3,557	418,634
South Korea
Deutsche Bank	Boditech Med Inc	1 Month LIBOR BBA minus 9.00%	3/5/2018	(16,971)	(337)	34,737
Deutsche Bank	Caregen Co Ltd	1 Month LIBOR BBA minus 7.75%	3/5/2018	(3,145)	(191)	9,986
Deutsche Bank	CJ CGV Co Ltd	1 Month LIBOR BBA minus 5.00%	3/5/2018	(9,597)	(703)	58,509
Deutsche Bank	CJ Freshway Corp	1 Month LIBOR BBA minus 6.25%	3/5/2018	(508)	(16)	1,308
Deutsche Bank	Fila Korea Ltd	1 Month LIBOR BBA minus 2.25%	3/5/2018	(7,654)	(573)	93,743
Deutsche Bank	Hansae Co Ltd	1 Month LIBOR BBA minus 6.25%	3/5/2018	(30,568)	(773)	109,819
Deutsche Bank	InBody Co Ltd	1 Month LIBOR BBA minus 5.75%	3/5/2018	(7,113)	(233)	86,986
Deutsche Bank	Interpark Corp	1 Month LIBOR BBA minus 6.00%	3/5/2018	(9,687)	(116)	30,907
Deutsche Bank	JVM Co Ltd	1 Month LIBOR BBA minus 8.75%	3/5/2018	(625)	(33)	7,407
Deutsche Bank	Korea Aerospace Industries Ltd	1 Month LIBOR BBA minus 1.00%	3/5/2018	(13,603)	(754)	54,113
Deutsche Bank	Muhak Co Ltd	1 Month LIBOR BBA minus 3.25%	3/5/2018	(6,871)	(145)	2,525
Deutsche Bank	NICE Information Service Co Ltd	1 Month LIBOR BBA minus 6.25%	3/5/2018	(96,715)	(693)	22,702
Deutsche Bank	Samkwang Glass	1 Month LIBOR BBA minus 3.25%	3/5/2018	(1,062)	(77)	21,991
Deutsche Bank	Samsung Electronics Co Ltd	1 Month LIBOR BBA plus 0.55%	3/5/2018	5,564	7,970	2,282,278
Deutsche Bank	Seegene Inc	1 Month LIBOR BBA minus 5.00%	3/5/2018	(11,890)	(354)	4,004
Deutsche Bank	Seobu T&D	1 Month LIBOR BBA minus 9.00%	3/5/2018	(4,000)	(68)	8,094
Deutsche Bank	Shinsegae International Inc	1 Month LIBOR BBA minus 4.25%	3/5/2018	(2,939)	(191)	3,468
Deutsche Bank	SK Hynix Inc	1 Month LIBOR BBA plus 0.55%	3/5/2018	64,559	2,399	515,884
Deutsche Bank	Tonymoly Co Ltd	1 Month LIBOR BBA minus 10.00%	3/5/2018	(8,883)	(246)	86,125
Deutsche Bank	Wonik Materials Co Ltd	1 Month LIBOR BBA minus 6.25%	3/5/2018	(30)	(2)	136
Taiwan
Deutsche Bank	Eclat Textile Co Ltd	1 Month LIBOR BBA minus 5.75%	3/5/2018	(31,000)	(322)	10,971
Deutsche Bank	Firich Enterprises Co Ltd	1 Month LIBOR BBA minus 7.25%	3/5/2018	(115,000)	(220)	2,873
Deutsche Bank	Hota Industrial Manufacturing Co Ltd	1 Month LIBOR BBA minus 7.25%	3/5/2018	(75,518)	(346)	30,245
Deutsche Bank	Motech Industries Inc	1 Month LIBOR BBA minus 7.25%	3/5/2018	(533,000)	(508)	16,155
Deutsche Bank	Neo Solar Power Corp	1 Month LIBOR BBA minus 9.50%	3/5/2018	(19,000)	(10)	187
Deutsche Bank	Oriental Union Chemical Corp	1 Month LIBOR BBA minus 4.00%	3/5/2018	(25,000)	(21)	1,511
Deutsche Bank	PChome Online Inc	1 Month LIBOR BBA minus 6.50%	3/5/2018	(45,000)	(372)	5,648
Deutsche Bank	Poya International Co Ltd	1 Month LIBOR BBA minus 7.50%	3/5/2018	(4,000)	(48)	1,146
Deutsche Bank	Taiwan Semiconductor Manufacturing Co Ltd	1 Month LIBOR BBA plus 0.55%	3/5/2018	1,467,000	7,440	1,701,359
Deutsche Bank	Tatung Co Ltd	1 Month LIBOR BBA minus 6.00%	3/5/2018	(527,000)	(247)	22,039
Turkey
Deutsche Bank	Otokar Otomotiv Ve Savunma Sanayi A.S.	1 Month LIBOR BBA minus 8.25%	3/5/2018	(5,000)	(181)	18,005
Deutsche Bank	Pegasus Hava Tasimaciligi AS	1 Month LIBOR BBA minus 20.00%	3/5/2018	(83,734)	(351)	20,041
					$16,383	$8,619,669

Counterparty	Reference Obligation	Rate (Paid) by the Portfolio	Termination Date	Shares Long/ (Short)	Notional Amount Long/ (Short) (000)*	Unrealized Depreciation
Brazil
Deutsche Bank	Arezzo Industria e Comercio SA	1 Month LIBOR BBA minus 7.40%	3/5/2018	(35,600)	$(296)	$(61,653)
Deutsche Bank	B2W Cia Digital	1 Month LIBOR BBA minus 0.75%	3/5/2018	(31,156)	- **	(14,928)
Deutsche Bank	Cia Energetica de Sao Paulo	1 Month LIBOR BBA minus 0.75%	3/5/2018	(116,000)	(612)	(104,978)
Deutsche Bank	Duratex SA	1 Month LIBOR BBA minus 2.00%	3/5/2018	(111,200)	(311)	(12,768)
Deutsche Bank	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1 Month LIBOR BBA minus 4.00%	3/5/2018	(168,200)	(399)	(350,494)
Deutsche Bank	Fibria Celulose SA	1 Month LIBOR BBA minus 2.00%	3/5/2018	(76,700)	(687)	(13,436)
Deutsche Bank	Itau Unibanco Holding SA	1 Month LIBOR BBA plus 0.75%	3/5/2018	232,930	2,908	(97,264)
Deutsche Bank	Klabin SA	1 Month LIBOR BBA minus 2.00%	3/5/2018	(127,100)	(609)	(9,630)
Deutsche Bank	Light SA	1 Month LIBOR BBA minus 0.75%	3/5/2018	(3,300)	(13)	(7,804)
Deutsche Bank	Lojas Americanas SA	1 Month LIBOR BBA minus 2.00%	3/5/2018	(25,480)	(91)	(16,846)
Deutsche Bank	Rumo SA	1 Month LIBOR BBA minus 0.75%	3/5/2018	(239,300)	(483)	(172,854)
Deutsche Bank	Vale SA	1 Month LIBOR BBA plus 0.75%	3/5/2018	383,200	3,615	(72,953)
China
Deutsche Bank	3SBio Inc	1 Month LIBOR BBA minus 2.00%	3/5/2018	(574,500)	(576)	(133,510)
Deutsche Bank	Baidu Inc	1 Month LIBOR BBA plus 0.40%	3/8/2018	6,300	1,100	(13,592)
Deutsche Bank	Baozun Inc	1 Month LIBOR BBA minus 0.40%	3/8/2018	(43,884)	(605)	(50,229)
Deutsche Bank	Bitauto Holdings Ltd	1 Month LIBOR BBA minus 0.40%	3/8/2018	(20,300)	(398)	(122,064)
Deutsche Bank	Cheetah Mobile Inc	1 Month LIBOR BBA minus 0.40%	3/8/2018	(64,900)	(686)	(11,102)
Deutsche Bank	Chlitina Holding Ltd	1 Month LIBOR BBA minus 9.50%	3/5/2018	(34,000)	(160)	(1,194)
Deutsche Bank	CSSC Offshore and Marine Engineering Group Co Ltd	1 Month LIBOR BBA minus 10.00%	3/5/2018	(178,000)	(292)	(68,711)
Deutsche Bank	Dalian Port PDA Co Ltd	1 Month LIBOR BBA minus 6.00%	3/5/2018	(487,400)	(90)	(1,090)
Deutsche Bank	Dongjiang Environmental Co Ltd	1 Month LIBOR BBA minus 7.25%	3/5/2018	(166,600)	(274)	(13,881)
Deutsche Bank	Fanhua Inc	1 Month LIBOR BBA minus 0.40%	3/8/2018	(25,000)	(213)	(2,280)
Deutsche Bank	Fu Shou Yuan International Group Ltd	1 Month LIBOR BBA minus 3.00%	3/5/2018	(651,000)	(387)	(10,952)
Deutsche Bank	Li Ning Co Ltd	1 Month LIBOR BBA minus 1.00%	3/5/2018	(1,008,000)	(455)	(136,103)
Deutsche Bank	Minth Group Ltd	1 Month LIBOR BBA minus 0.50%	3/5/2018	(50,000)	(158)	(43,089)
Deutsche Bank	Tuniu Corp	1 Month LIBOR BBA minus 6.00%	3/8/2018	(64,500)	(558)	(7,228)
Deutsche Bank	Uni-President China Holdings Ltd	1 Month LIBOR BBA minus 1.25%	3/5/2018	(511,000)	(351)	(8,467)
Deutsche Bank	Zhaopin Ltd	1 Month LIBOR BBA minus 0.40%	3/8/2018	(3,700)	(53)	(10,339)
Hong Kong
Deutsche Bank	China Mobile Ltd	1 Month LIBOR BBA plus 0.50%	3/5/2018	242,000	2,861	(212,791)
Deutsche Bank	CIMC Enric Holdings Ltd	1 Month LIBOR BBA minus 2.00%	3/5/2018	(386,000)	(190)	(52,486)
Deutsche Bank	IMAX China Holding Inc	1 Month LIBOR BBA minus 12.50%	3/5/2018	(12,400)	(62)	(1,344)
Indonesia
Deutsche Bank	XL Axiata Tbk PT	1 Month LIBOR BBA minus 5.25%	3/5/2018	(1,367,900)	(296)	(17,764)
Malaysia
Deutsche Bank	Cahya Mata Sarawak Bhd	1 Month LIBOR BBA minus 1.25%	3/5/2018	(72,700)	(68)	(1,517)
Deutsche Bank	DRB-Hicom Bhd	1 Month LIBOR BBA minus 2.75%	3/5/2018	(605,800)	(168)	(23,533)
Deutsche Bank	Malaysia Building Society Bhd	1 Month LIBOR BBA minus 1.25%	3/5/2018	(400,500)	(94)	(23,183)
Deutsche Bank	UMW Holdings Bhd	1 Month LIBOR BBA minus 5.50%	3/5/2018	(66,600)	(75)	(15,492)
Mexico
Deutsche Bank	Alsea SAB de CV	1 Month LIBOR BBA minus 1.00%	3/5/2018	(220,600)	(628)	(105,557)
Deutsche Bank	Bolsa Mexicana de Valores SAB de CV	1 Month LIBOR BBA minus 1.00%	3/5/2018	(100,300)	(141)	(24,886)
Deutsche Bank	Hoteles City Express SAB de CV	1 Month LIBOR BBA minus 1.00%	3/5/2018	(92,700)	(87)	(8,969)
Deutsche Bank	Telesites SAB de CV	1 Month LIBOR BBA minus 1.00%	3/5/2018	(562,200)	(322)	(43,957)
Poland
Deutsche Bank	CD Projekt SA	1 Month LIBOR BBA minus 6.75%	3/5/2018	(15,213)	(174)	(110,205)
Deutsche Bank	Getin Noble Bank SA	1 Month LIBOR BBA minus 9.00%	3/5/2018	(233,868)	(115)	(484)
Deutsche Bank	Grupa Azoty SA	1 Month LIBOR BBA minus 1.75%	3/5/2018	(4,576)	(78)	(2,069)
Deutsche Bank	LPP SA	1 Month LIBOR BBA minus 5.75%	3/5/2018	(424)	(603)	(122,758)
Deutsche Bank	PKP Cargo SA	1 Month LIBOR BBA minus 7.00%	3/5/2018	(11,060)	(118)	(62,907)
South Africa
Deutsche Bank	Advtech Ltd	1 Month LIBOR BBA minus 0.80%	3/5/2018	(42,576)	(60)	(2,829)
Deutsche Bank	ArcelorMittal South Africa Ltd	1 Month LIBOR BBA minus 0.80%	3/5/2018	(107,044)	(55)	(25,191)
Deutsche Bank	Curro Holdings Ltd	1 Month LIBOR BBA minus 0.80%	3/5/2018	(69,890)	(233)	(21,976)
Deutsche Bank	Famous Brands Ltd	1 Month LIBOR BBA minus 0.80%	3/5/2018	(17,461)	(185)	(18,002)
Deutsche Bank	Grindrod Ltd	1 Month LIBOR BBA minus 0.80%	3/5/2018	(400,865)	(345)	(82,320)
Deutsche Bank	Nampak Ltd	1 Month LIBOR BBA minus 0.80%	3/5/2018	(502,251)	(618)	(17,804)
Deutsche Bank	Northam Platinum Ltd	1 Month LIBOR BBA minus 0.80%	3/5/2018	(172,893)	(411)	(249,903)
Deutsche Bank	PPC Ltd	1 Month LIBOR BBA minus 0.80%	3/5/2018	(929,027)	(387)	(63,554)
Deutsche Bank	Santam Ltd	1 Month LIBOR BBA minus 0.80%	3/5/2018	(343)	(6)	(308)
South Korea
Deutsche Bank	CJ Korea Express Corp	1 Month LIBOR BBA minus 2.25%	3/5/2018	(4,071)	(600)	(4,478)
Deutsche Bank	Cosmax Inc	1 Month LIBOR BBA minus 7.75%	3/5/2018	(5,282)	(597)	(45,576)
Deutsche Bank	DIO Corp	1 Month LIBOR BBA minus 11.00%	3/5/2018	(7,206)	(196)	(10,218)
Deutsche Bank	Dong-A ST Co Ltd	1 Month LIBOR BBA minus 3.75%	3/5/2018	(4,797)	(380)	(22,123)
Deutsche Bank	Eo Technics Co Ltd	1 Month LIBOR BBA minus 9.75%	3/5/2018	(9,856)	(570)	(198,695)
Deutsche Bank	Hana Tour Service Inc	1 Month LIBOR BBA minus 5.50%	3/5/2018	(9,571)	(607)	(74,582)
Deutsche Bank	Hanon Systems	1 Month LIBOR BBA minus 1.25%	3/5/2018	(24,105)	(193)	(7,206)
Deutsche Bank	Hanwha Techwin Co Ltd	1 Month LIBOR BBA minus 1.00%	3/5/2018	(17,484)	(629)	(105,586)
Deutsche Bank	Hotel Shilla Co Ltd	1 Month LIBOR BBA minus 7.25%	3/5/2018	(15,629)	(626)	(3,985)
Deutsche Bank	Hyundai Greenfood Co Ltd	1 Month LIBOR BBA minus 1.00%	3/5/2018	(10,609)	(144)	(4,033)
Deutsche Bank	Iljin Materials Co Ltd	1 Month LIBOR BBA minus 7.75%	3/5/2018	(37,023)	(486)	(75,335)
Deutsche Bank	iMarketKorea Inc	1 Month LIBOR BBA minus 4.75%	3/5/2018	(2,739)	(31)	(1,624)
Deutsche Bank	KEPCO Engineering & Construction Co Inc	1 Month LIBOR BBA minus 5.75%	3/5/2018	(9,809)	(207)	(35,964)
Deutsche Bank	KEPCO Plant Service & Engineering Co Ltd	1 Month LIBOR BBA minus 1.00%	3/5/2018	(10,982)	(589)	(22,976)
Deutsche Bank	Kolmar BNH Co Ltd	1 Month LIBOR BBA minus 5.50%	3/5/2018	(6,295)	(94)	(1,732)
Deutsche Bank	Kolon Corp	1 Month LIBOR BBA minus 6.25%	3/5/2018	(900)	(38)	(12,076)
Deutsche Bank	Korea Zinc Co Ltd	1 Month LIBOR BBA minus 0.50%	3/5/2018	(1,783)	(672)	(15,590)
Deutsche Bank	LOTTE Fine Chemical Co Ltd	1 Month LIBOR BBA minus 1.25%	3/5/2018	(6,014)	(143)	(64,668)
Deutsche Bank	S-1 Corp	1 Month LIBOR BBA minus 0.50%	3/5/2018	(8,567)	(670)	(17,464)
Deutsche Bank	Samsung Engineering Co Ltd	1 Month LIBOR BBA minus 5.00%	3/5/2018	(61,485)	(527)	(179,145)
Deutsche Bank	SPC Samlip Co Ltd	1 Month LIBOR BBA minus 7.50%	3/5/2018	(1,825)	(288)	(71,531)
Taiwan
Deutsche Bank	Advanced Ceramic X Corp	1 Month LIBOR BBA minus 6.50%	3/5/2018	(14,000)	(105)	(32,831)
Deutsche Bank	ASPEED Technology Inc	1 Month LIBOR BBA minus 9.00%	3/5/2018	(1,000)	(15)	(4,078)
Deutsche Bank	China Steel Chemical Corp	1 Month LIBOR BBA minus 4.00%	3/5/2018	(34,000)	(110)	(21,795)
Deutsche Bank	Chunghwa Precision Test Tech Co Ltd	1 Month LIBOR BBA minus 7.25%	3/5/2018	(2,000)	(72)	(17,810)
Deutsche Bank	eMemory Technology Inc	1 Month LIBOR BBA minus 6.00%	3/5/2018	(12,000)	(134)	(35,394)
Deutsche Bank	Epistar Corp	1 Month LIBOR BBA minus 6.50%	3/5/2018	(134,000)	(93)	(47,571)
Deutsche Bank	HTC Corp	1 Month LIBOR BBA minus 10.00%	3/5/2018	(248,000)	(626)	(7,754)
Deutsche Bank	International Games System Co Ltd	1 Month LIBOR BBA minus 14.00%	3/5/2018	(91,000)	(525)	(49,391)
Deutsche Bank	Land Mark Optoelectronics Corp	1 Month LIBOR BBA minus 9.25%	3/5/2018	(61,000)	(493)	(100,981)
Deutsche Bank	Taiwan Glass Industry Corp	1 Month LIBOR BBA minus 3.75%	3/5/2018	(115,000)	(48)	(17,862)
Deutsche Bank	Yeong Guan Energy Technology Group Co Ltd	1 Month LIBOR BBA minus 7.75%	3/5/2018	(73,000)	(244)	(10,647)
Turkey
Deutsche Bank	Aksa Enerji Uretim AS	1 Month LIBOR BBA minus 12.00%	3/5/2018	(75,000)	(63)	(920)
Deutsche Bank	Migros Ticaret AS	1 Month LIBOR BBA minus 6.50%	3/5/2018	(118,858)	(658)	(66,959)
Deutsche Bank	Ulker Biskuvi Sanayi AS	1 Month LIBOR BBA minus 2.00%	3/5/2018	(84,423)	(421)	(6,534)
Deutsche Bank	Yazicilar Holding AS	1 Month LIBOR BBA minus 14.00%	3/5/2018	(38,594)	(166)	(48,354)
Deutsche Bank	Zorlu Enerji Elektrik Uretim AS	1 Month LIBOR BBA minus 10.00%	3/5/2018	(500,000)	(158)	(1,340)
					$(16,010)	$(4,326,036)

1 As of March 31, 2017, securities in the amount of $890,096 and cash in the amount of $4,730,000 were pledged by the broker to the Portfolio for total return equity swap contracts.

* Shares and Notional amounts reflected as a positive value indicate a long position held by the Portfolio and a negative value indicates a short position.

** Represents less than one thousand dollars.

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)
Republic of Korea	$71,718,246	$3,615,600	$—	$75,333,846
China	135,295,263	147,455	—	135,442,718
All Other Countries	230,153,788	—	120,932	230,274,720
Total Common Stocks	437,167,297	3,763,055	120,932	441,051,284
Exchange-Traded Funds	8,389,475	—	—	8,389,475
Preferred Stocks	28,049,647	—	—	28,049,647
Short-Term Investment
Repurchase Agreement	—	1,542,507	—	1,542,507
Total Investments in Securities	473,606,419	5,305,562	120,932	479,032,913
Other Financial Instruments
Total Return Equity Swap Contracts (c)	—	8,619,669	—	8,619,669
Total Investments in Securities	$473,606,419	$13,925,231	$120,932	$487,652,582

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Exchange Traded Fund Sold Short	$(426,791)	$—	$—	$(426,791)
Other Financial Instruments
Total Return Equity Swap Contracts (c)	—	(4,326,036)	—	(4,326,036)
Total Investments in Securities Sold Short and Other Financial Instruments	$(426,791)	$(4,326,036)	$—	$(4,752,823)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $120,932 and $0 are held in China and Hong Kong, respectively, within the Common Stocks section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2017, certain foreign equity securities with a market value of $310,834,736 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Common Stocks
China	$121,197	$-	$-	$(265)	$-	$-	$-	$-	$120,932	$(265)
South Africa	22	-	(73,765)	75,063	-	(1,320)	-	-	-	-
Total	$121,219	$-	$(73,765)	$74,798	$-	$(1,320)	$-	$-	$120,932	$(265)

MainStay VP Epoch U.S. Equity Yield Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 97.6% †
	Aerospace & Defense 5.0%
	Boeing Co.	71,676	$12,676,617
	General Dynamics Corp.	62,239	11,651,141
	Lockheed Martin Corp.	58,788	15,731,669
	Raytheon Co.	82,270	12,546,175
	United Technologies Corp.	90,548	10,160,391
			62,765,993
	Air Freight & Logistics 1.0%
	United Parcel Service, Inc. Class B	121,267	13,011,949

	Automobiles 0.7%
	Dong Energy A/S	123,836	9,179,963

	Banks 3.8%
	Commonwealth Bank of Australia, Sponsored ADR	100,501	6,614,976
	M&T Bank Corp.	69,356	10,731,454
	People's United Financial, Inc.	509,670	9,275,994
	U.S. Bancorp	227,648	11,723,872
	Wells Fargo & Co.	172,106	9,579,420
			47,925,716
	Beverages 3.5%
	Coca-Cola Co.	300,219	12,741,294
	Coca-Cola European Partners PLC	258,412	9,739,548
	Molson Coors Brewing Co. Class B	113,667	10,879,069
	PepsiCo., Inc.	96,006	10,739,231
			44,099,142
	Biotechnology 2.0%
¤	AbbVie, Inc.	377,444	24,594,251

	Capital Markets 2.0%
	BlackRock, Inc.	33,125	12,703,769
	CME Group, Inc.	106,059	12,599,809
			25,303,578
	Chemicals 1.9%
	Agrium, Inc.	79,736	7,618,775
	Dow Chemical Co.	253,663	16,117,747
			23,736,522
	Commercial Services & Supplies 2.5%
	Deluxe Corp.	133,561	9,639,097
	Republic Services, Inc.	151,426	9,511,067
	Waste Management, Inc.	174,407	12,717,759
			31,867,923
	Communications Equipment 1.3%
	Cisco Systems, Inc.	502,564	16,986,663

	Containers & Packaging 1.0%
	Bemis Co., Inc.	259,824	12,695,001

	Distributors 0.9%
	Genuine Parts Co.	125,120	11,562,339

	Diversified Telecommunication Services 4.3%
¤	AT&T, Inc.	616,709	25,624,259
	CenturyLink, Inc.	303,530	7,154,202
	Verizon Communications, Inc.	430,907	21,006,716
			53,785,177
	Electric Utilities 7.1%
¤	Duke Energy Corp.	301,504	24,726,343
	Entergy Corp.	244,460	18,569,181
	Eversource Energy	290,487	17,074,826
	PPL Corp.	556,497	20,807,423
	Southern Co.	180,937	9,007,044
			90,184,817
	Electrical Equipment 2.3%
	Eaton Corp. PLC	196,407	14,563,579
	Emerson Electric Co.	234,770	14,053,332
			28,616,911
	Food & Staples Retailing 1.7%
	CVS Health Corp.	105,123	8,252,156
	Wal-Mart Stores, Inc.	180,876	13,037,542
			21,289,698
	Food Products 2.8%
	Campbell Soup Co.	247,029	14,139,940
	Kraft Heinz Co.	234,770	21,319,464
			35,459,404
	Health Care Equipment & Supplies 0.7%
	Medtronic PLC	115,429	9,298,960

	Health Care Providers & Services 0.7%
	UnitedHealth Group, Inc.	56,909	9,333,645

	Hotels, Restaurants & Leisure 1.6%
	Brinker International, Inc.	161,456	7,097,606
	McDonald's Corp.	98,252	12,734,441
			19,832,047
	Household Products 4.0%
	Colgate-Palmolive Co.	98,575	7,214,704
¤	Kimberly-Clark Corp.	190,028	25,013,386
	Procter & Gamble Co.	208,867	18,766,700
			50,994,790
	Industrial Conglomerates 2.5%
	3M Co.	114,787	21,962,197
	Honeywell International, Inc.	76,420	9,542,565
			31,504,762
	Insurance 3.5%
	Allianz S.E., Sponsored ADR	571,325	10,586,652
	Arthur J. Gallagher & Co.	337,940	19,107,128
	Marsh & McLennan Cos., Inc.	188,743	13,946,220
			43,640,000
	IT Services 2.4%
	Automatic Data Processing, Inc.	178,310	18,257,161
	Paychex, Inc.	213,362	12,567,022
			30,824,183
	Media 1.3%
	Regal Entertainment Group Class A	406,658	9,182,338
	Time Warner, Inc.	75,240	7,351,700
			16,534,038
	Multi-Utilities 7.9%
¤	Ameren Corp.	404,632	22,088,861
	CMS Energy Corp.	362,458	16,216,371
	Dominion Resources, Inc.	217,273	16,853,867
	NiSource, Inc.	385,250	9,165,098
	Vectren Corp.	209,509	12,279,322
¤	WEC Energy Group, Inc.	378,729	22,962,339
			99,565,858
	Oil, Gas & Consumable Fuels 4.8%
	Enterprise Products Partners, L.P.	555,491	15,337,107
	Exxon Mobil Corp.	160,814	13,188,356
	Occidental Petroleum Corp.	264,526	16,760,367
	Royal Dutch Shell PLC Class A, Sponsored ADR	300,745	15,858,284
			61,144,114
	Pharmaceuticals 3.6%
	Johnson & Johnson	158,245	19,709,415
	Merck & Co., Inc.	210,151	13,352,994
	Pfizer, Inc.	368,587	12,609,361
			45,671,770
	Real Estate Investment Trusts 3.0%
	Iron Mountain, Inc.	404,632	14,433,223
¤	Welltower, Inc.	328,157	23,240,079
			37,673,302
	Semiconductors & Semiconductor Equipment 5.5%
	Analog Devices, Inc.	139,354	11,420,060
	Intel Corp.	268,480	9,684,074
	Microchip Technology, Inc.	129,558	9,558,789
	QUALCOMM, Inc.	314,671	18,043,235
	Texas Instruments, Inc.	249,698	20,115,671
			68,821,829
	Software 2.2%
	Microsoft Corp.	265,868	17,510,066
	Oracle Corp.	215,132	9,597,039
			27,107,105
	Specialty Retail 0.8%
	Home Depot, Inc.	70,003	10,278,540

	Technology Hardware, Storage & Peripherals 1.3%
	Apple, Inc.	110,456	15,868,109

	Tobacco 6.3%
¤	Altria Group, Inc.	330,776	23,624,022
¤	Philip Morris International, Inc.	253,609	28,632,456
¤	Reynolds American, Inc.	435,230	27,428,195
			79,684,673
	Wireless Telecommunication Services 1.7%
	Vodafone Group PLC, Sponsored ADR	807,979	21,354,885

	Total Common Stocks (Cost $1,212,726,340)		1,232,197,657

	Principal Amount
Short-Term Investment 2.4%
Repurchase Agreement 2.4%
Fixed Income Clearing Corp. 0.09%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $30,869,896 (Collateralized by a United States Treasury Note with a rate of 3.625% and a maturity date of 2/15/20, with a Principal Amount of $29,595,000, and a Market Value of $31,489,346)	$30,869,665	30,869,665
Total Short-Term Investments (Cost $30,869,665)		30,869,665
Total Investment (Cost $1,243,596,005)	100.0%	1,263,067,322
Other Assets, Less Liabilities	(0.0)‡	(35,325)
Net Assets	100.0%	$1,263,031,997

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	As of March 31, 2017, cost was $1,244,130,429 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$30,836,748
Gross unrealized depreciation	(11,899,855)
Net unrealized appreciation	$18,936,893

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,232,197,657	$—	$—	$1,232,197,657
Short-Term Investment
Repurchase Agreement	—	30,869,665	—	30,869,665
Total Investments in Securities	$1,232,197,657	$30,869,665	$—	$1,263,067,322

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2017, the Portfolio did not have any transfers among levels.

As of March 31, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Epoch U.S. Small Cap Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 97.7% †
	Aerospace & Defense 2.2%
¤	Hexcel Corp.	201,651	$11,000,062

	Banks 11.3%
	Bank of Hawaii Corp.	96,052	7,910,843
	Bank of The Ozarks, Inc.	182,123	9,472,217
¤	BankUnited, Inc.	332,648	12,411,097
	CVB Financial Corp.	105,981	2,341,120
	Eagle Bancorp, Inc. (a)	41,442	2,474,088
	Glacier Bancorp, Inc.	146,655	4,976,004
	LegacyTexas Financial Group, Inc.	62,488	2,493,271
¤	Texas Capital Bancshares, Inc. (a)	115,720	9,656,834
	Western Alliance Bancorp (a)	103,308	5,071,390
			56,806,864
	Building Products 3.0%
	Armstrong Flooring, Inc. (a)	253,401	4,667,646
	Insteel Industries, Inc.	136,153	4,920,570
	JELD-WEN Holding, Inc. (a)	168,802	5,545,146
			15,133,362
	Capital Markets 4.2%
	Artisan Partners Asset Management, Inc. Class A	86,886	2,398,054
	Diamond Hill Investment Group, Inc.	28,453	5,535,531
	FactSet Research Systems, Inc.	26,818	4,422,556
	Morningstar, Inc.	75,810	5,958,666
	Pzena Investment Management, Inc. Class A	284,145	2,795,987
			21,110,794
	Chemicals 1.2%
	Valvoline, Inc.	253,210	6,216,305

	Commercial Services & Supplies 2.7%
	KAR Auction Services, Inc.	177,201	7,738,368
	US Ecology, Inc.	120,112	5,627,247
			13,365,615
	Communications Equipment 3.6%
	Harmonic, Inc. (a)	1,079,674	6,424,060
¤	NetScout Systems, Inc. (a)	305,532	11,594,940
			18,019,000
	Construction Materials 1.3%
	Summit Materials, Inc. Class A (a)	265,406	6,558,182

	Diversified Consumer Services 2.0%
¤	Service Corp. International	320,618	9,900,684

	Electronic Equipment, Instruments & Components 4.0%
	Coherent, Inc. (a)	39,384	8,098,926
¤	Universal Display Corp.	138,444	11,920,028
			20,018,954
	Energy Equipment & Services 3.0%
	Core Laboratories N.V.	36,663	4,235,310
	Dril-Quip, Inc. (a)	28,782	1,570,058
	Newpark Resources, Inc. (a)	483,491	3,916,277
	Oil States International, Inc. (a)	168,616	5,589,620
			15,311,265
	Food Products 4.2%
	B&G Foods, Inc.	165,560	6,663,790
	Fresh Del Monte Produce, Inc.	82,494	4,886,120
	TreeHouse Foods, Inc. (a)	112,665	9,538,219
			21,088,129
	Health Care Equipment & Supplies 1.7%
	Natus Medical, Inc. (a)	217,207	8,525,375

	Health Care Providers & Services 5.6%
	HealthSouth Corp.	147,801	6,327,361
	Molina Healthcare, Inc. (a)	184,216	8,400,250
	Patterson Cos., Inc.	204,897	9,267,491
	Universal Health Services, Inc. Class B	33,267	4,140,078
			28,135,180
	Hotels, Restaurants & Leisure 2.9%
	Cedar Fair, L.P.	128,323	8,701,583
	Red Rock Resorts, Inc.	265,353	5,885,529
			14,587,112
	Household Durables 2.2%
¤	NVR, Inc. (a)	5,262	11,086,403

	Insurance 3.1%
¤	Markel Corp. (a)	11,712	11,429,272
	ProAssurance Corp.	66,686	4,017,832
			15,447,104
	Internet Software & Services 1.0%
	Criteo S.A., Sponsored ADR (a)	105,404	5,269,146

	IT Services 2.3%
	CSRA, Inc.	242,516	7,103,294
	Sabre Corp.	202,179	4,284,173
			11,387,467
	Leisure Products 2.0%
¤	Brunswick Corp.	162,696	9,956,995

	Life Sciences Tools & Services 1.8%
	Bio-Rad Laboratories, Inc. Class A (a)	46,212	9,211,900

	Machinery 5.2%
	John Bean Technologies Corp.	73,137	6,432,399
	Mueller Industries, Inc.	124,313	4,255,234
	Welbilt, Inc. (a)	287,200	5,637,736
¤	Woodward, Inc.	145,510	9,883,039
			26,208,408
	Media 1.0%
	Live Nation Entertainment, Inc. (a)	169,103	5,135,658

	Metals & Mining 2.0%
	Compass Minerals International, Inc.	77,395	5,251,251
	Reliance Steel & Aluminum Co.	57,709	4,617,874
			9,869,125
	Multi-Utilities 2.8%
	Black Hills Corp.	125,268	8,326,564
	NorthWestern Corp.	98,916	5,806,369
			14,132,933
	Real Estate Investment Trusts 4.5%
	Blackstone Mortgage Trust, Inc. Class A	185,611	5,746,516
	CubeSmart	234,496	6,087,516
	GEO Group, Inc.	131,729	6,108,274
	Kite Realty Group Trust	230,486	4,955,449
			22,897,755
	Real Estate Management & Development 2.4%
	Howard Hughes Corp. (a)	45,384	5,321,274
	Jones Lang LaSalle, Inc.	59,006	6,576,219
			11,897,493
	Road & Rail 2.8%
	AMERCO	12,389	4,722,563
	Genesee & Wyoming, Inc. Class A (a)	80,966	5,494,353
	Werner Enterprises, Inc.	157,158	4,117,539
			14,334,455
	Semiconductors & Semiconductor Equipment 1.5%
	Cypress Semiconductor Corp.	563,134	7,748,724

	Software 3.8%
	MicroStrategy, Inc. Class A (a)	33,227	6,240,030
	PTC, Inc. (a)	156,663	8,232,641
	TiVo Corp.	236,596	4,436,175
			18,908,846
	Specialty Retail 2.0%
	Advance Auto Parts, Inc.	26,818	3,976,037
	Sally Beauty Holdings, Inc. (a)	290,828	5,944,524
			9,920,561
	Textiles, Apparel & Luxury Goods 4.4%
	Carter's, Inc.	79,629	7,150,684
	Oxford Industries, Inc.	70,081	4,012,838
	PVH Corp.	40,567	4,197,467
	Steven Madden, Ltd. (a)	169,761	6,544,287
			21,905,276
	Total Common Stocks (Cost $429,310,661)		491,095,132

	Principal Amount
Short-Term Investments 2.3%
Repurchase Agreement 2.3%
Fixed Income Clearing Corp. 0.09%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $11,773,386 (Collateralized by a United States Treasury Note with a rate of 3.625% and a maturity date of 2/15/20, with a Principal Amount of $11,290,000 and a Market Value of $12,012,662)	$11,773,298	11,773,298
Total Short-Term Investments (Cost $11,773,298)		11,773,298
Total Investments (Cost $441,083,959) (b)	100.0%	502,868,430
Other Assets, Less Liabilities	(0.0)‡	(223,342)
Net Assets	100.0%	$502,645,088

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	As of March 31, 2017, cost was $441,610,792 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$69,801,367
Gross unrealized depreciation	(8,543,729)
Net unrealized appreciation	$61,257,638

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$491,095,132	$—	$—	$491,095,132
Short-Term Investments
Repurchase Agreement	—	11,773,298	—	11,773,298
Total Investments in Securities	$491,095,132	$11,773,298	$—	$502,868,430

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2017, the Portfolio did not have any transfers among levels.

As of March 31, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Floating Rate Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 95.7%†
	Corporate Bonds 2.4%
	Auto Manufacturers 0.1%
	Cooper-Standard Automotive, Inc. 5.625%, due 11/15/26 (a)	$400,000	$400,000

	Automobile 0.1%
	Goodyear Tire & Rubber Co. 4.875%, due 3/15/27	750,000	750,000

	Beverage, Food & Tobacco 0.1%
	AdvancePierre Food Holdings, Inc. 5.50%, due 12/15/24 (a)	1,000,000	1,011,250

	Cargo Transport 0.1%
	Park Aerospace Holdings, Ltd. 5.25%, due 8/15/22 (a)	500,000	520,000

	Chemicals, Plastics & Rubber 0.4%
	Alpha 3 B.V. / Alpha U.S. Bidco, Inc. 6.25%, due 2/1/25 (a)	400,000	405,000
	Koppers, Inc. 6.00%, due 2/15/25 (a)	500,000	516,250
	Platform Specialty Products Corp. 6.50%, due 2/1/22 (a)	1,500,000	1,556,250
	Versum Materials, Inc. 5.50%, due 9/30/24 (a)	1,050,000	1,085,437
			3,562,937
	Containers, Packaging & Glass 0.2%
	ARD Finance S.A. 7.125%, due 9/15/23 (a)(b)	670,000	690,100
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 7.25%, due 5/15/24 (a)	600,000	642,000
	Greif, Inc. 7.75%, due 8/1/19	650,000	719,875
			2,051,975
	Diversified/Conglomerate Manufacturing 0.2%
	Acco Brands Corp. 5.25%, due 12/15/24 (a)	1,880,000	1,889,400
	Scotts Miracle Grow Co. 5.25%, due 12/15/26 (a)	200,000	202,500
			2,091,900
	Ecological 0.1%
	Advanced Disposal Services, Inc. 5.625%, due 11/15/24 (a)	800,000	808,000

	Healthcare, Education & Childcare 0.1%
	MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (a)	170,000	182,771
¤	Valeant Pharmaceuticals International, Inc. 6.50%, due 3/15/22 (a)	1,000,000	1,028,750
			1,211,521
	Hotels, Motels, Inns & Gaming 0.1%
	Pinnacle Entertainment, Inc. 5.625%, due 5/1/24 (a)	1,250,000	1,265,625

	Media 0.2%
	SFR Group S.A. 6.00%, due 5/15/22	2,000,000	2,072,500

	Mining, Steel, Iron & Non-Precious Metals 0.0%‡
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (a)	170,000	194,863

	Oil & Gas 0.1%
	EP Energy LLC / Everest Acquistion Finance, Inc. 8.00%, due 2/15/25 (a)	200,000	186,000
	FTS International, Inc. 8.631%, due 6/15/20 (a)	830,000	841,413
			1,027,413
	Telecommunications 0.2%
	Frontier Communications Corp. 8.875%, due 9/15/20	1,000,000	1,055,000
	T-Mobile USA, Inc. 6.25%, due 4/1/21	400,000	412,500
			1,467,500
	Utilities 0.4%
	Dynegy, Inc.
	7.375%, due 11/1/22	1,000,000	990,000
	7.625%, due 11/1/24	1,500,000	1,432,500
	NRG Energy, Inc. 7.25%, due 5/15/26	1,300,000	1,339,000
			3,761,500
	Total Corporate Bonds (Cost $21,740,102)		22,196,984

	Floating Rate Loans 84.0% (c)
	Aerospace & Defense 1.4%
	American Airlines, Inc. 2016 USD Term Loan B 3.412%, due 12/14/23	1,803,808	1,805,096
	BE Aerospace, Inc. 2014 Term Loan B 4.033%, due 12/16/21	3,283,636	3,288,769
	DAE Aviation Holdings, Inc. 1st Lien Term Loan 5.25%, due 7/7/22	3,398,250	3,410,994
	Engility Corp. Term Loan B2 4.75%, due 8/12/23	883,824	887,874
	TransDigm, Inc. 2016 Extended Term Loan F 3.982%, due 6/9/23	3,743,269	3,722,213
			13,114,946
	Automobile 2.0%
	American Axle and Manufacturing, Inc. Term Loan B TBD, due 3/8/24 (d)	4,500,000	4,500,000
	CH Hold Corp.
	Delayed Draw Term Loan B 1.50%, due 2/1/24	43,636	43,909
	1st Lien Term Loan 4.00%, due 2/1/24	436,364	439,091
	Federal-Mogul Holdings Corp. New Term Loan C 4.75%, due 4/15/21	3,161,738	3,150,672
	KAR Auction Services, Inc. Term Loan B2 4.188%, due 3/11/21	1,572,892	1,581,412
	MPG Holdco I, Inc. 2015 Term Loan B 3.75%, due 10/20/21	2,481,536	2,483,708
	Tectum Holdings, Inc. Term Loan B 5.823%, due 8/24/23	2,363,125	2,379,371
	Tower Automotive Holdings USA LLC 2017 Term Loan B 3.625%, due 3/7/24	2,801,650	2,789,393
	U.S. Farathane LLC Reprice Term Loan 5.147%, due 12/23/21	1,073,407	1,084,141
			18,451,697
	Beverage, Food & Tobacco 2.5%
	Acosta Holdco, Inc. 2015 Term Loan 4.289%, due 9/26/21	2,518,623	2,353,653
	Advantage Sales & Marketing, Inc.
	2014 1st Lien Term Loan 4.25%, due 7/23/21	4,380,076	4,327,515
	2014 2nd Lien Term Loan 7.50%, due 7/25/22	625,000	603,125
	Arctic Glacier U.S.A., Inc. 2017 Term Loan B 5.25%, due 3/20/24	300,000	303,000
	ASP MSG Acquisition Co., Inc. 2017 Term Loan B 5.147%, due 8/16/23	2,238,750	2,252,742
	B&G Foods, Inc. 2017 Term Loan B 3.23%, due 11/2/22	746,795	751,618
	Chobani LLC 1st Lien Term Loan TBD, due 10/7/23 (d)	1,000,000	1,008,750
	Crossmark Holdings, Inc.
	1st Lien Term Loan 4.647%, due 12/20/19 (d)	108,418	81,855
	2nd Lien Term Loan 8.75%, due 12/21/20 (d)	800,000	508,000
	Hostess Brands LLC 2016 1st Lien Term Loan 4.00%, due 8/3/22	2,476,256	2,498,542
	JBS USA LLC 2017 Term Loan B 3.289%, due 10/30/22	2,000,000	2,003,750
	Oak Tea, Inc. USD Term Loan B1 3.50%, due 7/2/22	3,413,046	3,425,845
	U.S. Foods, Inc. 2016 Term Loan B 3.732%, due 6/27/23	2,477,433	2,498,226
			22,616,621
	Broadcasting & Entertainment 4.2%
	CBS Radio Inc. Term Loan B 4.50%, due 10/17/23	1,806,321	1,821,223
	Charter Communications Operating LLC 2016 Term Loan I Add 3.232%, due 1/15/24	2,757,857	2,769,349
	Cumulus Media Holdings, Inc. 2013 Term Loan 4.25%, due 12/23/20	2,027,594	1,510,557
	Entercom Radio, LLC 2016 Term Loan 4.563%, due 11/1/23	1,821,591	1,828,877
	Global Eagle Entertainment, Inc. 1st Lien Term Loan 7.322%, due 1/6/23	900,000	838,125
	iHeartCommunications, Inc. Term Loan D 7.732%, due 1/30/19	1,750,000	1,502,083
	Mission Broadcasting, Inc. 2016 Term Loan B2 3.943%, due 1/17/24	170,000	170,779
	Nexstar Broadcasting, Inc. 2017 Term Loan B 3.943%, due 1/17/24	1,735,698	1,743,653
	Numericable U.S. LLC USD Term Loan B7 5.289%, due 1/15/24 (a)	3,201,613	3,210,417
	Salem Communications Corp. Term Loan B 4.50%, due 3/13/20	1,660,358	1,620,925
	Tribune Media Co.
	Term Loan 3.982%, due 12/27/20	220,315	221,703
	Term Loan C 3.982%, due 1/27/24	3,553,514	3,575,724
¤	Univision Communications, Inc. Term Loan C5 3.75%, due 3/15/24	10,391,868	10,310,687
	Virgin Media Investment Holdings, Ltd. USD Term Loan I 3.662%, due 1/31/25	5,000,000	5,011,250
	Wideopenwest Finance LLC 2016 Term Loan B 4.554%, due 8/18/23	1,990,000	1,999,701
			38,135,053
	Buildings & Real Estate 4.6%
¤	Capital Automotive L.P.
	2017 1st Lien Term Loan 4.00%, due 3/17/24	4,950,000	4,970,627
	2017 2nd Lien Term Loan 7.00%, due 3/24/25	3,000,000	3,012,600
	DTZ U.S. Borrower LLC 2015 1st Lien Term Loan 4.304%, due 11/4/21	3,449,058	3,467,166
	GYP Holdings III Corp. Add On 1st Lien Term Loan 4.539%, due 4/1/21	1,990,000	1,997,463
	HD Supply, Inc.
	Incremental Term Loan B1 3.732%, due 8/13/21	749,756	754,677
	Incremental Term Loan B2 3.897%, due 10/17/23	2,487,500	2,502,529
	Headwaters, Inc. 2016 Term Loan B 4.00%, due 3/24/22	3,403,486	3,409,442
	Jeld-Wen, Inc. 2017 Term Loan B 4.147%, due 7/1/22	2,870,247	2,894,466
	Priso Acquisition Corp. 2017 Term Loan B 4.00%, due 5/8/22 (d)	2,124,025	2,126,680
	Realogy Corp. 2017 Term Loan B 3.232%, due 7/20/22	5,936,982	5,968,151
	Safway Group Holding LLC Term Loan B 5.75%, due 8/19/23	2,922,813	2,949,606
	SRS Distribution, Inc. 2015 Term Loan B 5.289%, due 8/25/22	1,492,443	1,511,099
	VC GB Holdings, Inc. 1st Lien Term Loan 4.75%, due 2/28/24	450,000	452,250
	Wilsonart LLC 2016 Term Loan 4.65%, due 12/19/23	6,116,704	6,151,110
			42,167,866
	Chemicals, Plastics & Rubber 4.7%
	Allnex USA, Inc. USD Term Loan B3 4.288%, due 9/13/23	833,545	837,192
	ASP Chromaflo Intermediate Holdings, Inc. Term Loan B1 5.00%, due 11/18/23	216,818	217,766
	Axalta Coating Systems U.S. Holdings, Inc. Term Loan B1 3.647%, due 2/1/23	4,011,924	4,043,269
	Chemours Co. Term Loan B 6.00%, due 5/12/22	2,038,260	2,035,076
	Colouroz Investment 2 LLC USD 2nd Lien Term Loan B2 8.25%, due 9/6/22	378,732	371,157
	Emerald Performance Materials LLC
	New 1st Lien Term Loan 4.50%, due 8/1/21	1,689,370	1,697,395
	New 2nd Lien Term Loan 8.75%, due 8/1/22	700,000	698,542
	Flex Acquisition Co., Inc. 1st Lien Term Loan 4.25%, due 12/29/23	1,500,000	1,509,375
	Flint Group U.S. LLC USD 1st Lien Term Loan B2 4.00%, due 9/7/21	2,464,806	2,462,753
	GCP Applied Technologies, Inc. 2016 Term Loan B 4.397%, due 2/3/22	2,722,500	2,742,919
	Huntsman International LLC Term Loan B2 3.982%, due 4/1/23	1,485,038	1,498,031
	Ineos U.S. Finance LLC 2022 USD Term Loan 3.732%, due 3/31/22	3,244,020	3,256,691
	Kraton Polymers LLC 2016 Term Loan B 5.00%, due 1/6/22	519,953	524,503
	MacDermid, Inc. 2016 USD Term Loan 4.982%, due 6/7/23	4,379,813	4,409,377
	Nexeo Solutions LLC 2017 Term Loan B 5.156%, due 6/9/23	2,552,175	2,576,102
	OXEA Finance LLC USD Term Loan B2 4.25%, due 1/15/20	2,476,962	2,406,783
	PQ Corp. 2016 USD Term Loan 5.289%, due 11/4/22	866,193	874,081
	Solenis International, L.P.
	USD 1st Lien Term Loan 4.304%, due 7/31/21	1,361,524	1,363,864
	USD 2nd Lien Term Loan 7.804%, due 7/31/22	750,000	739,125
	Univar, Inc. 2017 Term Loan B 3.732%, due 7/1/22	6,895,219	6,898,666
	Zep, Inc. 2016 Term Loan 5.00%, due 6/26/22	1,375,500	1,392,694
			42,555,361
	Containers, Packaging & Glass 4.6%
	Anchor Glass Container Corp.
	2016 1st Lien Term Loan 4.25%, due 12/7/23	3,192,000	3,211,950
	2016 2nd Lien Term Loan 8.75%, due 12/7/24	500,000	509,375
	Berlin Packaging LLC 2014 1st Lien Term Loan 4.50%, due 10/1/21	1,484,833	1,492,257
	Berry Plastics Group, Inc.
	Term Loan L 3.108%, due 1/6/21	4,622,173	4,637,339
	Term Loan I 3.501%, due 10/1/22	2,841,294	2,861,271
	BWAY Holding Co.
	2017 Term Loan B TBD, due 3/22/24 (d)	4,000,000	3,991,668
	2016 Term Loan B 4.75%, due 8/14/23	2,855,622	2,851,033
	Caraustar Industries, Inc. 2017 Term Loan B 6.647%, due 3/14/22	1,798,197	1,811,684
	Fort Dearborn Co.
	2016 1st Lien Term Loan 5.00%, due 10/19/23	2,493,750	2,509,336
	2016 2nd Lien Term Loan 9.50%, due 10/19/24	500,000	501,250
	Klockner-Pentaplast of America, Inc.
	USD German Borrower 4.397%, due 4/28/20	323,598	326,228
	USD 1st Lien Term Loan 4.397%, due 4/28/20	757,220	763,373
	Mauser U.S. Corp. LLC USD 1st Lien Term Loan 4.50%, due 7/31/21	2,088,946	2,090,686
	Rack Merger Sub, Inc. 2nd Lien Term Loan 8.25%, due 10/3/22	380,952	362,857
	Ranpak Corp. 2015 Term Loan 4.25%, due 10/1/21	1,777,930	1,777,930
	Reynolds Group Holdings, Inc. USD 2017 Term Loan 3.982%, due 2/5/23	7,282,872	7,311,319
	Signode Industrial Group U.S., Inc. USD Term Loan B 4.064%, due 5/1/21	3,626,170	3,648,833
	Tekni-Plex, Inc. 2015 USD Term Loan B 4.539%, due 6/1/22	1,572,000	1,570,428
			42,228,817
	Diversified/Conglomerate Manufacturing 1.7%
	Doosan Infracore International, Inc. Term Loan B 4.50%, due 5/28/21	2,179,038	2,200,829
	Filtration Group Corp. 1st Lien Term Loan 4.304%, due 11/21/20	3,258,381	3,284,177
	Gardner Denver, Inc. USD Term Loan 4.559%, due 7/30/20	1,619,823	1,615,268
	Mueller Water Products, Inc. 2017 Term Loan B 3.533%, due 11/26/21	1,515,203	1,527,829
	North American Lifting Holdings, Inc. 1st Lien Term Loan 5.647%, due 11/27/20 (d)	1,372,778	1,281,831
	Quikrete Holdings, Inc. 2016 1st Lien Term Loan 4.232%, due 11/15/23	4,156,250	4,196,948
	USAGM HoldCo. LLC
	2016 Incremental Delayed Draw Term Loan 5.50%, due 7/28/22	193,317	194,283
	2016 Incremental Term Loan 5.50%, due 7/28/22	1,591,341	1,599,298
			15,900,463
	Diversified/Conglomerate Service 7.0%
	Applied Systems, Inc.
	New 1st Lien Term Loan 4.397%, due 1/25/21	2,370,740	2,381,112
	New 2nd Lien Term Loan 7.647%, due 1/24/22	581,745	584,169
	Brickman Group, Ltd. LLC 1st Lien Term Loan 4.001%, due 12/18/20	3,463,567	3,468,981
	CCC Information Services, Inc.
	2017 1st Lien Term Loan TBD, due 3/29/24	2,000,000	2,007,500
	Term Loan 4.00%, due 12/20/19	1,487,743	1,487,743
	Change Healthcare Holdings, Inc. 2017 Term Loan B 3.75%, due 3/1/24	2,142,857	2,146,429
	Coinstar LLC 1st Lien Term Loan 5.25%, due 9/27/23	1,492,500	1,503,694
	Coinstar LLC 2nd Lien Term Loan 9.75%, due 9/27/24	1,000,000	1,005,000
	CompuCom Systems, Inc. REFI Term Loan B 4.25%, due 5/9/20 (d)	2,017,752	1,673,054
	Cotiviti Corp. Term Loan B 3.90%, due 9/28/23	1,513,387	1,518,590
	First Data Corp.
	2016 USD Term Loan 3.984%, due 3/24/21	4,257,019	4,287,172
	USD 2016 Repriced Term Loan 3.984%, due 7/10/22	2,239,088	2,256,193
	Greeneden U.S. Holdings II LLC 2017 Term Loan B 5.025%, due 12/1/23	1,496,350	1,503,832
	Information Resources, Inc. 1st Lien Term Loan 5.25%, due 1/18/24	687,500	695,234
	J.D. Power and Associates
	1st Lien Term Loan 5.25%, due 9/7/23	1,990,000	1,999,950
	2nd Lien Term Loan 9.50%, due 9/7/24	375,000	378,750
	KAR Auction Services, Inc. Term Loan B3 4.50%, due 3/9/23	2,970,000	3,003,412
	Kronos, Inc. New 1st Lien Term Loan 5.034%, due 11/1/23	4,139,625	4,159,677
	Mitchell International, Inc. New 1st Lien Term Loan 4.539%, due 10/13/20	3,125,930	3,140,910
	MKS Instruments, Inc. 2016 Term Loan B2 3.732%, due 5/1/23	1,524,941	1,539,715
	Monitronics International Inc. Term Loan B2 6.647%, due 9/30/22	3,184,000	3,214,847
	MX Holdings U.S., Inc. Term Loan B1B 3.732%, due 8/14/23	3,329,211	3,354,180
	Prime Security Services Borrower LLC 2016 1st Lien Term Loan 4.25%, due 5/2/22	3,307,573	3,335,333
	Sabre GLBL Inc. Term Loan B 3.732%, due 2/22/24	3,027,649	3,047,329
	Sophia, L.P. 2017 Term Loan B 4.397%, due 9/30/22	1,955,995	1,955,995
	Sungard Availability Services Capital, Inc. Term Loan B 6.00%, due 3/31/19	1,496,623	1,441,996
	TruGreen, Ltd. Partnership 1st Lien Term Loan B 6.50%, due 4/13/23	1,786,500	1,804,365
	Vantiv LLC 2014 Term Loan B 3.412%, due 10/14/23	1,635,187	1,646,575
	Verint Systems, Inc. USD Term Loan 3.657%, due 9/6/19	2,391,034	2,398,207
	WEX, Inc. Term Loan B 4.482%, due 7/1/23	992,500	1,002,957
			63,942,901
	Ecological 0.9%
	Advanced Disposal Services, Inc. Term Loan B3 3.698%, due 11/10/23	3,831,580	3,857,443
	Casella Waste Systems, Inc. Term Loan B 4.00%, due 10/17/23	1,246,875	1,255,447
	Multi Packaging Solutions, Inc.
	2014 Term Loan B 4.25%, due 9/30/20	125,902	126,059
	Incremental Term Loan 4.25%, due 9/30/20	1,636,197	1,636,197
	Waste Industries USA, Inc. 2016 Term Loan 3.733%, due 2/27/20	1,306,667	1,311,022
			8,186,168
	Electronics 8.7%
	Avast Software B.V. USD Term Loan B 5.00%, due 9/30/22	2,633,333	2,648,970
	BMC Software Finance, Inc. USD Term Loan 5.00%, due 9/10/20	3,507,166	3,507,166
	Cision U.S., Inc. USD Term Loan B 7.147%, due 6/16/23	2,706,548	2,716,698
	Cologix, Inc. 2017 1st Lien Term Loan 4.00%, due 3/20/24	3,000,000	3,000,000
	CommScope, Inc. Term Loan B5 3.482%, due 12/29/22	1,754,000	1,761,309
	Compuware Corp. Term Loan B3 5.25%, due 12/15/21	1,165,003	1,165,294
	Cortes NP Acquisition Corp. 2017 Term Loan B 5.03%, due 11/30/23	2,580,460	2,603,039
	Dell, Inc. 2017 Term Loan B 3.49%, due 9/7/23	7,082,250	7,108,808
	Diebold, Inc. USD Term Loan 5.375%, due 11/6/23	1,590,000	1,612,856
	EIG Investors Corp. 2013 Term Loan 6.532%, due 11/9/19	4,192,386	4,214,396
	Epicor Software Corp. 1st Lien Term Loan 4.75%, due 6/1/22	6,259,714	6,267,538
	Evertec Group LLC New Term Loan B 3.402%, due 4/17/20	215,025	214,577
	Eze Castle Software, Inc. 2017 1st Lien Term Loan 4.147%, due 4/6/20	1,989,866	1,992,354
	Go Daddy Operating Co. LLC 2017 Term Loan B 3.412%, due 2/15/24	858,859	859,181
	Hyland Software, Inc. 2017 Term Loan 4.232%, due 7/1/22	3,479,467	3,506,433
	Infor (U.S.), Inc. Term Loan B6 3.897%, due 2/1/22	4,269,543	4,263,441
	Informatica Corp. USD Term Loan 4.647%, due 8/5/22	1,777,930	1,766,818
	Optiv Security, Inc. 1st Lien Term Loan 4.25%, due 2/1/24	150,000	150,687
	Quest Software U.S. Holdings, Inc. Term Loan B 7.00%, due 10/31/22	4,039,875	4,088,689
	Rocket Software, Inc. 2016 1st Lien Term Loan 5.397%, due 10/14/23	3,482,500	3,513,843
	RP Crown Parent LLC 2016 Term Loan B 4.50%, due 10/12/23	2,394,000	2,404,175
	Solera LLC USD Term Loan B 4.25%, due 3/3/23	748,111	751,317
	SS&C Technologies, Inc.
	2017 Term Loan B1 3.232%, due 7/8/22	3,112,664	3,128,785
	2017 Term Loan B2 3.232%, due 7/8/22	266,084	267,462
	TIBCO Software, Inc. 2017 Term Loan B 5.50%, due 12/4/20	1,645,802	1,660,202
	Veritas U.S., Inc. USD Term Loan B1 6.772%, due 1/27/23	1,980,000	1,965,976
	VF Holding Corp. Reprice Term Loan 4.25%, due 6/30/23	2,985,000	2,998,325
	Western Digital Corp. 2017 USD Term Loan B 3.732%, due 4/29/23	2,183,528	2,197,175
	Xerox Business Services LLC USD Term Loan B 6.334%, due 12/7/23	4,788,000	4,844,858
	Zebra Technologies Corp. 2016 Term Loan B 3.60%, due 10/27/21	2,451,429	2,469,814
			79,650,186
	Finance 1.3%
	Alliant Holdings I, Inc. 2015 Term Loan B 4.387%, due 8/12/22	1,834,008	1,844,706
	Brand Energy & Infrastructure Services, Inc. New Term Loan B 4.772%, due 11/26/20	1,320,261	1,321,252
	Duff & Phelps Corp.
	Term Loan B 4.897%, due 4/23/20	1,606,228	1,614,259
	Term Loan B1 4.897%, due 4/23/20	977,500	982,388
	Istar Financial, Inc. 2016 Term Loan B 4.75%, due 7/1/20	1,392,617	1,410,024
	RPI Finance Trust
	Term Loan B6 3.153%, due 3/7/23	2,400,000	2,405,143
	Term Loan B5 3.647%, due 10/14/22	1,650,880	1,654,418
	Virtus Investment Partners, Inc. Term Loan TBD, due 2/28/24 (d)	800,000	809,000
			12,041,190
	Grocery 0.7%
	Albertsons LLC
	USD 2016 Term Loan B4 3.982%, due 8/22/21	3,727,681	3,742,826
	USD 2016 Term Loan B6 4.302%, due 6/22/23	2,718,990	2,734,709
			6,477,535
	Healthcare, Education & Childcare 7.4%
	Acadia Healthcare Co., Inc. Term Loan B2 3.982%, due 2/16/23	1,295,600	1,304,886
	Akorn, Inc. Term Loan B 5.25%, due 4/16/21	2,308,726	2,331,813
	Alvogen Pharma U.S., Inc. Term Loan 6.00%, due 4/2/22	2,171,713	2,163,569
	Avantor Performance Materials Holdings LLC 2017 1st Lien Term Loan 5.00%, due 3/10/24	3,179,504	3,197,388
	Community Health Systems, Inc.
	Term Loan G 3.798%, due 12/31/19	2,275,436	2,260,265
	Term Loan H 4.048%, due 1/27/21	4,186,771	4,123,098
	Concentra, Inc. 1st Lien Term Loan 4.061%, due 6/1/22	2,673,918	2,685,616
	Curo Health Services Holdings, Inc. 2015 1st Lien Term Loan 5.789%, due 2/7/22	1,158,053	1,160,948
	DaVita HealthCare Partners, Inc. Term Loan B 3.732%, due 6/24/21	3,812,174	3,850,978
	Envision Healthcare Corp. 2016 Term Loan B 4.15%, due 12/1/23	3,894,322	3,925,356
	ExamWorks Group, Inc. 2017 Term Loan 4.25%, due 7/27/23	2,487,516	2,498,399
	HCA, Inc. Term Loan B9 2.982%, due 3/17/23	1,845,106	1,852,026
	inVentiv Health, Inc. 2016 Term Loan B 4.804%, due 11/9/23	2,493,750	2,501,321
	Jaguar Holding Co. II 2015 Term Loan B 4.328%, due 8/18/22	5,785,683	5,801,593
	Kindred Healthcare, Inc. New Term Loan 4.563%, due 4/9/21	2,028,376	2,022,672
	Kinetic Concepts, Inc. 2017 USD Term Loan B 4.397%, due 2/2/24	4,000,000	3,990,000
	Lasis Healthcare LLC Term Loan B2 4.50%, due 5/3/18	550,583	548,814
	Onex Carestream Finance, L.P.
	1st Lien Term Loan 5.147%, due 6/7/19	4,937,165	4,758,193
	2nd Lien Term Loan 9.647%, due 12/7/19 (d)	1,723,401	1,533,827
	Opal Acquisition, Inc. Term Loan B 5.088%, due 11/27/20	1,967,718	1,831,617
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21	3,595,567	3,562,758
	Press Ganey Holdings, Inc. 1st Lien Term Loan 4.25%, due 10/21/23	997,500	999,370
	Select Medical Corp. 2017 Term Loan B 4.50%, due 3/6/24	2,500,000	2,519,793
	Sterigenics-Nordion Holdings LLC 2015 Term Loan B 4.397%, due 5/15/22	1,143,687	1,143,687
	Team Health, Inc. 1st Lien Term Loan 3.75%, due 2/6/24	5,000,000	4,971,250
			67,539,237
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.5%
	Comfort Holding LLC 1st Lien Term Loan 5.75%, due 2/5/24	1,200,000	1,197,750
	Serta Simmons Bedding LLC 1st Lien Term Loan 4.538%, due 11/8/23	3,537,995	3,551,263
			4,749,013
	Hotels, Motels, Inns & Gaming 5.6%
	Affinity Gaming LLC Initial Term Loan 4.524%, due 7/1/23	2,649,154	2,661,573
	Boyd Gaming Corp. 2017 Term Loan B2 TBD, due 3/6/24	4,500,000	4,514,625
	Caesars Entertainment Operating Co.
	Extended Term Loan B5 10.75%, due 3/1/22	2,279,722	2,555,188
	Extended Term Loan B6 11.75%, due 3/1/22	1,747,210	2,022,395
	Term Loan B7 (Non RSA) 13.75%, due 3/1/22	1,015,168	1,219,725
	Caesars Entertainment Resort Properties LLC Term Loan B 7.00%, due 10/11/20	2,406,503	2,422,547
	CityCenter Holdings LLC Term Loan B 3.732%, due 10/16/20	2,884,859	2,913,707
	ESH Hospitality, Inc. 2017 Term Loan B 3.482%, due 8/30/23	995,006	998,738
	Hilton Worldwide Finance LLC Term Loan B2 2.982%, due 10/25/23	4,852,708	4,889,103
	La Quinta Intermediate Holdings LLC Term Loan B 3.772%, due 4/14/21	3,306,586	3,327,252
¤	MGM Growth Properties Operating Partnership L.P. 2016 Term Loan B 3.482%, due 4/25/23	8,385,300	8,418,841
	Penn National Gaming, Inc. 2017 Term Loan B 3.524%, due 1/19/24	1,000,000	1,004,167
	Pinnacle Entertainment, Inc. Term Loan B 3.99%, due 4/28/23	170,333	171,824
	Scientific Games International, Inc. 2017 Term Loan B3 4.846%, due 10/1/21	6,993,930	7,076,983
	Station Casinos LLC 2016 Term Loan B 3.45%, due 6/8/23	4,683,708	4,696,588
	UFC Holdings LLC 1st Lien Term Loan 4.25%, due 8/18/23	1,865,625	1,874,953
			50,768,209
	Insurance 2.6%
	AmWINS Group, Inc. 2017 Term Loan B 4.323%, due 1/25/24	2,493,750	2,496,348
	Asurion LLC
	2016 Term Loan B2 4.232%, due 7/8/20	175,692	176,790
	New Term Loan B4 4.25%, due 8/4/22	2,547,379	2,559,053
	Term Loan B5 4.75%, due 11/3/23	1,568,060	1,579,820
	New 2nd Lien Term Loan 8.50%, due 3/3/21	1,000,000	1,009,688
	Hub International, Ltd. Term Loan B 4.035%, due 10/2/20	5,801,564	5,822,415
	MPH Acquisition Holdings LLC 2016 Term Loan B 4.897%, due 6/7/23	2,736,311	2,768,805
	NFP Corp. Term Loan B 4.647%, due 1/8/24	498,750	503,239
	Sedgwick Claims Management Services, Inc.
	1st Lien Term Loan 3.75%, due 3/1/21	2,008,595	2,010,268
	2nd Lien Term Loan 6.75%, due 2/28/22	4,400,000	4,400,000
			23,326,426
	Leisure, Amusement, Motion Pictures & Entertainment 1.8%
	Creative Artists Agency LLC 2017 1st Lien Term Loan B 4.50%, due 2/15/24	1,955,882	1,975,441
	Fitness International LLC
	2017 Term Loan B TBD, due 7/1/20 (d)	987,342	998,450
	Term Loan B 5.397%, due 7/1/20	2,032,715	2,046,436
	LTF Merger Sub, Inc. 2017 Term Loan B 4.00%, due 6/10/22	2,107,496	2,112,012
	Six Flags Theme Parks, Inc. 2015 Term Loan B 3.241%, due 6/30/22	2,000,000	2,014,376
	TKC Holdings, Inc.
	2017 Term Loan 4.75%, due 2/1/23	625,000	629,688
	2017 2nd Lien Term Loan 8.50%, due 2/1/24	150,000	150,000
	Travel Leaders Group LLC 2017 1st Lien Term Loan 6.232%, due 1/25/24	1,500,000	1,516,875
	William Morris Endeavor Entertainment LLC
	1st Lien Term Loan 4.29%, due 5/6/21	1,859,760	1,864,874
	2nd Lien Term Loan 8.29%, due 5/6/22	800,000	808,000
	WMG Acquisition Corp. Term Loan C 3.75%, due 11/1/23	2,491,632	2,499,029
			16,615,181
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 1.9%
	Apex Tool Group LLC Term Loan B 4.50%, due 1/31/20	2,485,271	2,463,525
	Columbus McKinnon Corp. Term Loan B 4.147%, due 1/31/24	485,955	489,600
	CPM Holdings, Inc. Term Loan B 5.25%, due 4/11/22	1,477,302	1,494,845
	Generac Power Systems, Inc. Extended Term Loan B 3.748%, due 5/31/23	1,681,014	1,697,824
	Manitowoc Foodservice, Inc. 2016 Term Loan B 4.00%, due 3/3/23	1,410,256	1,422,596
	Power Products LLC Term Loan 5.53%, due 12/20/22	1,125,000	1,132,031
¤	Rexnord LLC 2016 Term Loan B 3.837%, due 8/21/23	7,660,032	7,682,376
	Silver II U.S. Holdings LLC Term Loan 4.147%, due 12/13/19	321,563	302,269
	Zodiac Pool Solutions LLC 1st Lien Term Loan 5.647%, due 12/20/23	798,000	801,491
			17,486,557
	Mining, Steel, Iron & Non-Precious Metals 1.5%
	Ameriforge Group, Inc. 1st Lien Term Loan 5.00%, due 12/19/19 (d)	2,913,665	2,159,754
	Arch Coal Inc. 2017 Term Loan B 5.00%, due 3/7/24	600,000	598,875
	Fairmount Minerals, Ltd. New Term Loan B2 4.647%, due 9/5/19	3,445,619	3,373,836
	Gates Global LLC
	2017 USD Term Loan B TBD, due 3/17/24	982,731	985,188
	Term Loan B 4.397%, due 7/6/21	1,352,983	1,354,298
	McJunkin Red Man Corp. New Term Loan 5.00%, due 11/8/19 (d)	1,030,664	1,037,106
	Minerals Technologies, Inc. 2017 Term Loan B 3.294%, due 2/14/24	2,687,286	2,714,158
	Zekelman Industries, Inc. Term Loan B 4.906%, due 6/14/21	1,782,239	1,805,260
			14,028,475
	Oil & Gas 2.1%
	Ascent Resources-Marcellus LLC
	1st Lien Term Loan TBD, due 8/4/20 (d)	1,000,000	692,500
	2nd Lien Term Loan TBD, due 8/4/21 (d)	250,000	28,750
	Chesapeake Energy Corp. Term Loan 8.553%, due 8/23/21	2,166,667	2,296,667
	CITGO Holding, Inc. 2015 Term Loan B 9.647%, due 5/12/18	1,290,358	1,304,875
¤	Energy Transfer Equity, L.P. 2017 Term Loan B 3.539%, due 2/2/24	7,566,544	7,540,871
	Fieldwood Energy LLC
	New 1st Lien Term Loan 8.00%, due 8/31/20	305,556	286,713
	1st Lien Last Out Term Loan 8.375%, due 9/30/20	412,500	354,750
	HGIM Corp. Term Loan B 5.642%, due 6/18/20 (d)	786,893	552,792
	Philadelphia Energy Solutions LLC Term Loan B 6.25%, due 4/4/18	1,252,168	1,133,212
	Samson Investment Co. New 2nd Lien Term Loan TBD, due 9/25/18 (d)(e)	2,612,500	767,422
	Seadrill Partners Finco LLC Term Loan B 4.147%, due 2/21/21 (d)	2,016,672	1,363,774
	Summit Midstream Holdings LLC Term Loan B 7.022%, due 5/13/22	800,000	814,000
	Western Refining, Inc.
	Term Loan B 5.25%, due 11/12/20	1,451,250	1,451,250
	Term Loan B2 5.50%, due 6/23/23	744,361	744,361
			19,331,937
	Personal & Nondurable Consumer Products 0.6%
	Aramark Services, Inc. 2017 USD Term Loan B TBD, due 3/6/24	5,000,000	5,020,315

	Personal & Nondurable Consumer Products (Manufacturing Only) 1.8%
	American Builders & Contractors Supply Co., Inc. Term Loan B 3.732%, due 10/31/23	2,152,500	2,159,765
	Hillman Group, Inc. Term Loan B 4.647%, due 6/30/21	2,452,097	2,466,400
	Prestige Brands, Inc. Term Loan B4 3.732%, due 1/26/24	968,465	975,930
	Revlon Consumer Products Corp. 2016 Term Loan B 4.482%, due 9/7/23	2,570,417	2,570,059
	Spectrum Brands, Inc. 2016 USD Term Loan 3.399%, due 6/23/22	1,904,262	1,916,164
	SRAM LLC 2017 Term Loan 4.546%, due 3/15/24	4,090,172	4,100,398
	Varsity Brands, Inc. 1st Lien Term Loan 5.00%, due 12/11/21	1,955,000	1,978,827
			16,167,543
	Personal, Food & Miscellaneous Services 0.5%
	Weight Watchers International, Inc. Term Loan B2 4.204%, due 4/2/20	1,287,813	1,199,736
	Yum! Brands, Inc. 1st Lien Term Loan B 2.978%, due 6/16/23	2,985,000	2,997,686
			4,197,422
	Printing & Publishing 0.7%
	Cengage Learning Acquisitions, Inc. 2016 Term Loan B 5.25%, due 6/7/23	1,289,147	1,227,913
	Checkout Holding Corp. 1st Lien Term Loan 4.50%, due 4/9/21	1,337,932	1,228,667
	Getty Images, Inc. Term Loan B 4.75%, due 10/18/19	2,150,065	1,875,932
	McGraw-Hill Global Education Holdings LLC 2016 Term Loan B 5.00%, due 5/4/22	2,233,125	2,205,675
			6,538,187
	Retail Store 5.7%
	American Tire Distributors Holdings, Inc. 2015 Term Loan 5.25%, due 9/1/21	1,566,105	1,560,791
	Bass Pro Group LLC Term Loan B 6.147%, due 12/16/23	3,000,000	2,887,500
	Belk, Inc. Term Loan 5.76%, due 12/12/22	1,458,600	1,236,164
	BJ's Wholesale Club, Inc.
	2017 1st Lien Term Loan 4.75%, due 2/3/24	2,600,000	2,537,709
	2017 2nd Lien Term Loan 8.50%, due 2/3/25	1,800,000	1,753,875
	CNT Holdings III Corp. 2017 Term Loan 4.28%, due 1/22/23	1,982,519	1,994,910
	Harbor Freight Tools USA, Inc. 2016 Term Loan B 4.232%, due 8/19/23	4,168,305	4,163,674
	J. Crew Group, Inc. Term Loan B 4.078%, due 3/5/21	989,822	601,317
	Leslie's Poolmart, Inc. 2016 Term Loan 4.774%, due 8/16/23	3,980,000	3,993,265
¤	Michaels Stores, Inc. 2016 Term Loan B1 3.75%, due 1/30/23	8,124,301	8,090,447
	Nature's Bounty Co. 2017 USD Term Loan B 4.647%, due 5/5/23	2,646,700	2,658,279
	Neiman Marcus Group, Inc. 2020 Term Loan 4.25%, due 10/25/20	1,867,308	1,497,348
¤	Party City Holdings, Inc. 2016 Term Loan 3.872%, due 8/19/22	8,859,388	8,826,165
	Petco Animal Supplies, Inc. 2017 Term Loan B 4.287%, due 1/26/23	2,640,000	2,484,076
	PetSmart, Inc. Term Loan B2 4.02%, due 3/11/22	5,803,201	5,542,057
	Pilot Travel Centers LLC 2017 Term Loan B 2.982%, due 5/25/23	2,324,009	2,338,051
			52,165,628
	Telecommunications 2.7%
	Avaya, Inc.
	Extended Term Loan B3 5.537%, due 10/26/17	750,000	590,437
	Term Loan B6 6.532%, due 3/30/18	1,105,954	872,874
	DIP Term Loan 8.50%, due 1/24/18	782,800	804,083
	Colorado Buyer, Inc. (d)
	Term Loan B TBD, due 3/28/24	1,000,000	1,005,750
	2nd Lien Term Loan TBD, due 3/28/25	800,000	799,500
	LTS Buyer LLC 1st Lien Term Loan 4.397%, due 4/13/20	3,882,332	3,903,685
	NeuStar, Inc.
	Term Loan B1 TBD, due 8/28/19	1,000,000	1,010,625
	Term Loan B2 TBD, due 2/28/24	1,666,667	1,685,938
	Onvoy LLC 2017 1st Lien Term Loan B 5.647%, due 2/10/24	1,500,000	1,500,000
	Rackspace Hosting, Inc. 1st Lien Term Loan 4.535%, due 11/3/23	1,454,687	1,464,386
	Radiate Holdco LLC 1st Lien Term Loan 3.982%, due 2/1/24	1,400,000	1,405,750
	SBA Senior Finance II LLC Term Loan B1 3.24%, due 3/24/21	3,865,313	3,875,668
	Sprint Communications, Inc. 1st Lien Term Loan B 3.50%, due 2/2/24	2,000,000	2,000,000
	Syniverse Holdings, Inc. Term Loan 4.039%, due 4/23/19	3,543,180	3,259,725
	Zayo Group LLC 2017 Term Loan B2 3.50%, due 1/19/24	400,000	401,750
			24,580,171
	Utilities 4.3%
	Astoria Energy LLC Term Loan B 5.074%, due 12/24/21	2,444,549	2,461,355
	Calpine Corp. Term Loan B5 3.90%, due 1/15/24	4,748,750	4,763,590
	Dayton Power & Light Co. Term Loan B 4.24%, due 8/24/22	498,750	500,412
	Dynegy, Inc. 2017 Term Loan C 4.25%, due 6/27/23	2,121,189	2,127,287
	EIF Channelview Cogeneration LLC Term Loan B 4.25%, due 5/8/20	1,548,039	1,472,572
¤	Energy Future Intermediate Holding Co. LLC 2016 DIP Term Loan 4.304%, due 6/30/17	8,125,000	8,118,232
	Entergy Rhode Island State Energy, L.P. Term Loan B 5.732%, due 12/17/22	987,500	987,500
	Essential Power LLC Term Loan B 4.75%, due 8/8/19	3,396,407	3,419,757
	Granite Acquisition, Inc.
	Term Loan B 5.147%, due 12/19/21	1,968,489	1,983,661
	Term Loan C 5.147%, due 12/19/21	88,607	89,290
	2nd Lien Term Loan B 8.397%, due 12/19/22	800,000	789,000
	Helix Gen Funding LLC Term Loan B TBD, due 2/23/24 (d)	4,000,000	4,047,500
	NRG Energy, Inc. 2016 Term Loan B 3.232%, due 6/30/23	1,980,013	1,986,447
	Southeast PowerGen LLC Term Loan B 4.647%, due 12/2/21	875,140	864,201
	TEX Operations Co. LLC
	Exit Term Loan B 3.732%, due 8/4/23	3,249,000	3,238,847
	Exit Term Loan C 3.732%, due 8/4/23	742,857	740,536
	Texas Competitive Electric Holdings Co. LLC
	Non-Extended Term Loan TBD, due 10/10/17 (f)	1,750,000	607,775
	Extended Term Loan TBD, due 10/10/17 (f)	1,750,000	609,175
	Vistra Operations Co. LLC 2016 Term Loan B2 4.193%, due 12/14/23	654,609	655,428
			39,462,565
	Total Floating Rate Loans (Cost $769,683,254)		767,445,670

	Foreign Floating Rate Loans 9.3% (c)
	Aerospace & Defense 0.2%
	Avolon TLB Borrower 1 Term Loan B2 3.728%, due 3/20/22	1,500,000	1,519,791

	Broadcasting & Entertainment 0.5%
	Numericable Group S.A. USD Term Loan B11 TBD, due 6/21/25	5,000,000	4,977,500

	Chemicals, Plastics & Rubber 0.8%
	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2 4.288%, due 9/13/23	1,106,392	1,111,233
	Alpha 3 B.V. 2017 Term Loan B1 4.147%, due 1/31/24	2,000,000	2,009,376
	ASP Chromaflo Dutch I B.V. Term Loan B2 5.00%, due 11/18/23	281,932	283,173
	Flint Group GmbH USD Term Loan C 4.00%, due 9/7/21	407,461	407,461
	Trinseo Materials Operating S.C.A. Term Loan B 4.25%, due 11/5/21	3,677,012	3,709,951
			7,521,194
	Diversified/Conglomerate Manufacturing 0.2%
	Lumileds Holding B.V. Term Loan B TBD, due 2/27/24	2,000,000	2,022,500

	Ecological 0.2%
	Multi Packaging Solutions, Ltd. USD Term Loan D 4.25%, due 10/14/23	1,590,448	1,595,088

	Electronics 0.2%
	Camelot UK Holdco, Ltd. Term Loan B 4.75%, due 10/3/23	1,492,500	1,495,485

	Healthcare, Education & Childcare 1.7%
	DPx Holdings B.V. 2014 USD Incremental Term Loan 4.397%, due 3/11/21	1,667,143	1,667,143
	Endo Luxembourg Finance I Sarl 2015 Term Loan B 4.00%, due 9/26/22	2,965,000	2,963,764
	Mallinckrodt International Finance S.A. USD Term Loan B 3.897%, due 9/24/24	2,293,269	2,291,262
¤	Valeant Pharmaceuticals International, Inc. Term Loan B F1 5.57%, due 4/1/22	8,883,998	8,903,738
			15,825,907
	Hotels, Motels, Inns & Gaming 0.5%
	Amaya Holdings B.V.
	Repriced Term Loan B 4.647%, due 8/1/21	3,641,875	3,646,427
	USD 2nd Lien Term Loan 8.147%, due 8/1/22	243,750	244,131
	Four Seasons Holdings, Inc. New 1st Lien Term Loan 4.147%, due 11/30/23	498,750	503,916
	Gateway Casinos & Entertainment, Ltd. Term Loan B1 4.80%, due 2/22/23	500,000	504,687
			4,899,161
	Leisure, Amusement, Motion Pictures & Entertainment 1.8%
	Bombardier Recreational Products, Inc. 2016 Term Loan B 4.04%, due 6/30/23	2,730,129	2,740,934
	Delta 2 (Luxembourg) Sarl
	USD Term Loan B3 4.568%, due 2/1/24	4,766,667	4,762,410
	USD 2nd Lien Term Loan 8.068%, due 7/29/22	840,000	841,680
	Lions Gate Entertainment Corp. 2016 1st Lien Term Loan 3.982%, due 12/8/23	3,500,000	3,514,000
	Travelport Finance (Luxembourg) Sarl 2017 Term Loan B 4.289%, due 9/2/21	4,311,065	4,340,704
			16,199,728
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.3%
	Husky Injection Molding Systems, Ltd. 1st Lien Term Loan 4.25%, due 6/30/21	2,768,623	2,782,120

	Media 0.1%
	Trader Corp. Term Loan 5.151%, due 9/28/23	1,400,000	1,414,000

	Mining, Steel, Iron & Non-Precious Metals 0.1%
	FMG Resources (August 2006) Pty, Ltd. New Term Loan B 3.75%, due 6/30/19	1,166,839	1,172,235

	Oil & Gas 0.3%
	Drillships Financing Holding, Inc. Term Loan B1 6.063%, due 3/31/21 (d)	1,440,005	1,020,603
	MEG Energy Corp. 2017 Term Loan B 4.54%, due 12/31/23	750,000	749,598
	Pacific Drilling S.A. Term Loan B 4.625%, due 6/3/18 (d)	1,497,222	681,236
			2,451,437
	Personal & Nondurable Consumer Products (Manufacturing Only) 0.2%
	Array Canada, Inc. Term Loan B 6.034%, due 2/10/23	1,500,000	1,483,125

	Personal, Food & Miscellaneous Services 0.6%
	B.C. Unlimited Liability Co. Term Loan B3 3.309%, due 2/16/24	5,605,957	5,610,627

	Printing & Publishing 0.4%
	Springer Science & Business Media Deutschland GmbH USD Term Loan B9 4.50%, due 8/14/20	3,611,885	3,611,885

	Telecommunications 1.2%
	Intelsat Jackson Holdings S.A. Term Loan B2 3.887%, due 6/30/19	4,139,180	4,074,505
	Oberthur Technologies S.A.
	2016 USD Term Loan B2 3.75%, due 12/15/23	1,121,992	1,123,395
	2016 USD Term Loan B1 3.75%, due 1/10/24	692,293	693,159
	Telesat Canada Term Loan B4 4.15%, due 11/17/23	4,975,031	5,009,856
			10,900,915
	Total Foreign Floating Rate Loans (Cost $86,247,247)		85,482,698
	Total Long-Term Bonds (Cost $877,670,603)		875,125,352

		Shares
	Affiliated Investment Companies 0.9%
	Fixed Income Fund 0.9%
¤	MainStay High Yield Corporate Bond Fund Class I	1,354,128	7,813,320

	Total Affiliated Investment Companies (Cost $7,902,447)		7,813,320

	Common Stocks 0.1% (d)(g)
	Healthcare, Education & Childcare 0.0%‡
	Millennium Laboratories, Inc.	14,763	11,072

	Oil & Gas 0.1%
	Samson Resources Corp. (f)	15,675	156,750
	Templar Energy Corp. Class B (f)	36,393	2,548
	Templar Energy LLC Class A (f)	36,029	263,373
			422,671
	Total Common Stocks (Cost $517,042)		433,743

	Preferred Stocks 0.0%‡ (d)(f)(g)
	Oil & Gas 0.0%‡
	Templar Energy Corp. (8.00% PIK) (b)	46,306	290,866

	Total Preferred Stocks (Cost $227,580)		290,866

	Principal Amount
Short-Term Investments 7.5%
Repurchase Agreement 0.2%
Fixed Income Clearing Corp. 0.09%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $2,128,124 (Collateralized by a United States Treasury Note with a rate of 1.875% and a maturity date of 8/31/22, with a Principal Amount of $2,190,000 and a Market Value of $2,172,631)	$2,128,108	2,128,108
Total Repurchase Agreement (Cost $2,128,108)		2,128,108
U.S. Government & Federal Agencies 7.3% (h)
United States Treasury Bills
0.658%, due 4/13/17	1,536,000	1,535,668
0.675%, due 4/6/17	17,714,000	17,712,364
0.68%, due 4/13/17	1,151,000	1,150,743
0.695%, due 5/11/17	4,399,000	4,395,652
0.71%, due 5/11/17	2,000,000	1,998,444
0.72%, due 4/20/17	39,768,000	39,753,098
Total U.S. Government & Federal Agencies (Cost $66,545,969)		66,545,969
Total Short-Term Investments (Cost $68,674,077)		68,674,077
Total Investments (Cost $954,991,749) (i)	104.2%	952,337,358
Other Assets, Less Liabilities	(4.2)	(38,384,409)
Net Assets	100.0%	$913,952,949

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest issuers held, as of March 31, 2017, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(c)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of March 31, 2017.
(d)	Illiquid security - As of March 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $33,394,411, which represented 3.7% of the Portfolio's net assets.
(e)	Issue in default.
(f)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, the total market value of these securities was $1,930,487, which represented 0.2% of the Portfolio's net assets.
(g)	Non-income producing security.
(h)	Interest rate shown represents yield to maturity.
(i)	As of March 31, 2017, cost was $955,021,984 for federal income tax purposes and net unrealized depreciation was as follows:
Gross unrealized appreciation	$7,885,117
Gross unrealized depreciation	(10,569,743)
Net unrealized depreciation	$(2,684,626)

The following abbreviation is used in the preceding pages:
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$22,196,984	$—	$22,196,984
Floating Rate Loans (b)	—	733,013,274	34,432,396	767,445,670
Foreign Floating Rate Loans (c)	—	81,844,683	3,638,015	85,482,698
Total Long-Term Bonds	—	837,054,941	38,070,411	875,125,352
Affiliated Investment Companies
Fixed Income Funds	7,813,320	—	—	7,813,320
Common Stocks (d)	11,072	—	422,671	433,743
Preferred Stocks (e)	—	—	290,866	290,866
Short-Term Investments
Repurchase Agreement	—	2,128,108	—	2,128,108
U.S. Government & Federal Agencies	—	66,545,969	—	66,545,969
Total Short-Term Investments	—	68,674,077	—	68,674,077
Total Investments in Securities	$7,824,392	$905,729,018	$38,783,948	$952,337,358

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $34,432,396 are held within the Floating Rate Loans section of the Portfolio of Investments. $33,215,446 of these Level 3 securities, were valued by a pricing service without adjustment.

(c)	The Level 3 securities valued at $3,638,015 are held within the Foreign Floating Rate Loans section of the Portfolio of Investments, which were valued by a pricing service without adjustment.

(d)	The Level 3 securities valued at $422,671 are held in Oil & Gas within the Common Stocks section of the Portfolio of Investments.

(e)	The Level 3 security valued at $290,866 is held in Oil & Gas within the Preferred Stocks section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2017, securities with a market value of $1,491,627 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of December 31, 2016, the fair value obtained for these floating rate loans, from an independent pricing service, utilized significant observable inputs.

As of March 31, 2017, securities with a market value of $28,269,236 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of December 31, 2016, the fair value obtained for these floating rate loans, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Long-Term Bonds
Floating Rate Loans
Automobile	$2,398,676	$(146)	$(81)	$4,339	$1,093,616	$(13,587)	$-	$(2,398,676)	$1,084,141	$4,339
Beverage, Food & Tobacco	2,355,674	429	115	(45,966)	298,516	(2,223,913)	-	-	384,855	(45,966)
Broadcasting & Entertainment	1,167,248	(71)	(6,008)	(4,046)	-	(1,157,123)	-	-	-	-
Buildings & Real Estate	6,048,580	26	2	(92,498)	447,768	(5,951,628)	-	-	452,250	(92,498)
Chemicals, Plastics & Rubber	4,135,740	243	13	10,043	-	(3,500)	-	(2,749,845)	1,392,694	10,043
Commercial Services	5,361,500	261	-	11,453	1,793,720	-	-	(4,854,000)	2,312,934	-
Containers, Packaging & Glass	5,018,422	111	7	(3,343)	500,019	(4,536)	-	(3,732,750)	1,777,930	(3,343)
Diversified/Conglomerate Manufacturing	3,389,918	-	-	-	-	-	-	(3,389,918)	-	-
Diversified/Conglomerate Service	6,746,642	846	(12)	12,918	5,321,939	(3,330,824)	1,491,627	(2,009,963)	8,233,173	12,918
Ecological	3,028,839	15	(9)	(5)	-	(5,387)	-	(1,387,256)	1,636,197	(5)
Electronics	1,907,686	660	1,583	8,173	2,491,839	(2,417,587)	-	-	1,992,354	8,173
Finance	1,410,177	855	31	2,560	-	(3,599)	-	-	1,410,024	2,560
Healthcare, Education & Childcare	2,337,585	277	-	(6,049)	-	-	-	-	2,331,813	(6,049)
Hotels, Motels, Inns & Gaming	-	-	-	275,185	1,747,210	-	-	-	2,022,395	275,185
Leisure, Amusement, Motion Pictures & Entertainment	1,215,000	327	2,588	(9,915)	-	(400,000)	-	-	808,000	(9,915)
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)	-	55	68	6,006	497,516	(14,045)	-	-	489,600	6,006
Mining, Steel, Iron & Non-Precious Metals	1,804,572	-	-	3,686	981,503	-	-	(1,804,573)	985,188	3,686
Oil & Gas	917,278	21	-	21,960	792,019	-	-	(917,278)	814,000	21,960
Personal & Nondurable Consumer Products	3,041,455	395	(20)	16,472	-	(3,058,302)	-	-	-	-
Personal & Nondurable Consumer Products (Manufacturing Only)	-	41	185	21,582	4,115,495	(36,905)	-	-	4,100,398	21,582
Printing & Publishing	1,188,378	-	-	-	-	-	-	(1,188,378)	-	-
Utilities	5,082,765	526	31	29,018	-	(2,500)	-	(2,905,390)	2,204,450	29,018
Foreign Floating Rate Loans
Chemicals, Plastics & Rubber	411,570	18	7	(3,089)	-	(1,045)	-	-	407,461	(3,089)
Energy Equipment & Services	931,209	-	-	-	-	-	-	(931,209)	-	-
Media	1,414,000	114	-	(114)	-	-	-	-	1,414,000	(114)
Technology, Hardware, Storage & Peripherals	1,827,893	154	-	(11,527)	34	-	-	-	1,816,554	(11,527)
Common Stock
Oil & Gas	265,921	-	-	-	156,750	-	-	-	422,671	-
Preferred Stock
Oil & Gas	284,475	-	-	6,391	-	-	-	-	290,866	6,391
Total	$63,691,203	$5,157	$(1,500)	$253,234	$20,237,944	$(18,624,481)	$1,491,627	$(28,269,236)	$38,783,948	$229,355

(a) Sales include principal reductions.

MainStay VP Government Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 99.2% †
	Asset-Backed Securities 3.1%
	Other ABS 2.5%
¤	Small Business Administration Participation Certificates
	Series 2012-20L, Class 1 1.93%, due 12/1/32	$793,387	$768,176
	Series 2014-20H, Class 1 2.88%, due 8/1/34	808,796	817,472
	Series 2015-20G, Class 1 2.88%, due 7/1/35	1,829,641	1,846,391
	Series 2014-20I, Class 1 2.92%, due 9/1/34	808,783	819,150
	Series 2014-20C, Class 1 3.21%, due 3/1/34	1,566,421	1,614,925
			5,866,114
	Utilities 0.6%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	1,239,750	1,340,100

	Total Asset-Backed Securities (Cost $7,124,198)		7,206,214

	Corporate Bonds 5.7%
	Agriculture 0.5%
	Altria Group, Inc. 2.85%, due 8/9/22	1,170,000	1,172,376

	Banks 0.4%
	Bank of America Corp. 6.875%, due 4/25/18	900,000	947,010

	Electric 1.8%
	Duke Energy Florida Project Finance LLC 2.538%, due 9/1/31	1,900,000	1,826,227
¤	PECO Energy Co. 1.70%, due 9/15/21	2,420,000	2,354,544
			4,180,771
	Pipelines 0.6%
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21	1,200,000	1,281,939

	Real Estate Investment Trusts 1.0%
¤	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23	2,350,000	2,368,269

	Telecommunications 1.4%
¤	Crown Castle Towers LLC 4.883%, due 8/15/40 (a)	3,100,000	3,299,565

	Total Corporate Bonds (Cost $13,433,876)		13,249,930

	Mortgage-Backed Securities 1.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.2%
	CD Mortgage Trust Series 2007-CD5, Class A4 5.886%, due 11/15/44 (b)	550,490	554,051
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	526,022	577,704
	GS Mortgage Securities Trust Series 2011-GC5, Class A2 2.999%, due 8/10/44	6,883	6,879
	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class A3 4.106%, due 7/15/46 (a)	1,412,330	1,444,188
	LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A4 4.568%, due 1/15/31	92,412	92,368
			2,675,190
	Residential Mortgages (Collateralized Mortgage Obligations) 0.4%
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 3.156%, due 8/25/36 (c)	253,478	222,311
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 1.34%, due 2/25/42 (a)(b)(d)(e)	962,341	820,984
			1,043,295
	Total Mortgage-Backed Securities (Cost $3,882,027)		3,718,485

	U.S. Government & Federal Agencies 88.8%
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0%‡
	Series 360, Class 2, IO 5.00%, due 8/25/35 (f)	148,207	29,731
	Series 361, Class 2, IO 6.00%, due 10/25/35 (f)	31,894	7,395
			37,126
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 24.6%
	2.50%, due 8/1/46	1,983,941	1,893,231
	2.705%, due 3/1/35 (b)	23,675	25,024
	2.756%, due 6/1/35 (b)	138,082	145,455
	2.818%, due 2/1/37 (b)	112,211	118,096
	3.00%, due 4/1/45	3,459,751	3,430,271
	3.00%, due 5/1/45	2,522,445	2,500,952
	3.00%, due 6/1/45	2,389,175	2,368,818
	3.00%, due 7/1/45	1,291,244	1,280,241
	3.00%, due 5/1/46	1,376,175	1,364,443
	3.50%, due 10/1/25	372,344	389,850
	3.50%, due 11/1/25	2,353,003	2,464,159
	3.50%, due 12/1/41	297,105	306,330
	3.50%, due 5/1/42	391,130	401,791
	3.50%, due 7/1/42	305,115	313,432
	3.50%, due 8/1/42	1,041,129	1,075,710
	3.50%, due 6/1/43	1,502,180	1,543,124
	3.50%, due 8/1/43	1,282,802	1,317,767
	3.50%, due 1/1/44	1,263,044	1,297,468
	3.50%, due 5/1/44	1,651,791	1,698,192
	3.50%, due 12/1/45	2,151,321	2,201,697
	3.50%, due 5/1/46	1,181,223	1,208,883
	4.00%, due 3/1/25	836,802	870,221
	4.00%, due 7/1/25	317,738	334,692
	4.00%, due 8/1/31	577,412	613,498
	4.00%, due 8/1/39	587,217	623,438
	4.00%, due 12/1/40	2,920,006	3,095,113
	4.00%, due 2/1/41	4,946,970	5,236,414
	4.00%, due 3/1/41	5,436,567	5,762,849
	4.00%, due 1/1/42	2,836,353	3,006,813
	4.00%, due 12/1/42	1,084,030	1,147,130
	4.00%, due 8/1/44	547,390	580,018
	4.00%, due 12/1/45	774,751	813,276
	4.00%, due 2/1/46	2,214,446	2,324,561
	4.50%, due 3/1/41	606,762	657,956
	4.50%, due 5/1/41	959,013	1,038,911
	4.50%, due 8/1/41	1,077,670	1,169,347
	5.00%, due 1/1/20	124,693	128,353
	5.00%, due 6/1/33	450,663	495,077
	5.00%, due 8/1/33	251,661	276,397
	5.00%, due 5/1/36	142,430	155,492
	5.00%, due 10/1/39	785,621	871,594
	5.50%, due 1/1/21	131,306	137,847
	5.50%, due 1/1/33	342,300	384,545
	6.50%, due 4/1/37	60,820	69,941
			57,138,417
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 41.2%
	2.00%, due 11/1/31	2,684,243	2,613,958
	2.50%, due 9/1/46	293,672	280,044
	2.731%, due 4/1/34 (b)	187,569	199,889
	2.787%, due 11/1/34 (b)	118,297	123,034
	3.00%, due 10/1/32	1,011,833	1,034,683
	3.00%, due 4/1/43	1,556,448	1,551,545
	3.00%, due 3/1/46	938,965	931,394
	3.00%, due 9/1/46	2,913,581	2,877,391
	3.00%, due 10/1/46	2,362,210	2,332,871
	3.50%, due 11/1/20	1,047,446	1,089,712
	3.50%, due 10/1/25	856,145	894,681
	3.50%, due 11/1/25	6,063,479	6,337,357
	3.50%, due 9/1/32	2,989,740	3,122,574
	3.50%, due 11/1/32	738,331	771,141
	3.50%, due 2/1/41	1,627,316	1,674,457
	3.50%, due 11/1/41	2,747,848	2,831,484
	3.50%, due 12/1/41	996,368	1,026,961
	3.50%, due 1/1/42	2,381,726	2,460,257
	3.50%, due 3/1/42	2,228,090	2,291,168
	3.50%, due 5/1/42	1,070,800	1,100,855
	3.50%, due 8/1/42	2,614,439	2,683,019
	3.50%, due 11/1/42	1,051,731	1,079,224
	3.50%, due 12/1/42	1,372,904	1,414,710
	3.50%, due 2/1/43	1,347,291	1,388,302
	3.50%, due 5/1/43	2,564,602	2,638,107
	3.50%, due 6/1/43	775,727	796,071
	3.50%, due 3/1/45	1,451,715	1,491,470
	4.00%, due 9/1/31	1,238,233	1,310,346
	4.00%, due 1/1/41	860,236	912,129
	4.00%, due 2/1/41	1,141,419	1,207,073
	4.00%, due 3/1/41	1,824,070	1,938,396
	4.00%, due 10/1/41	533,090	566,584
	4.00%, due 3/1/42	1,457,311	1,542,706
	4.00%, due 6/1/42	742,633	785,428
	4.00%, due 7/1/42	2,176,233	2,302,469
	4.00%, due 8/1/42	1,120,912	1,185,798
	4.00%, due 9/1/42	1,051,481	1,106,047
	4.00%, due 4/1/47 TBA (g)	1,000,000	1,048,906
	4.50%, due 7/1/18	194,671	199,651
	4.50%, due 11/1/18	174,057	178,510
	4.50%, due 6/1/23	315,453	333,217
	4.50%, due 10/1/33	521,601	561,757
	4.50%, due 5/1/39	481,418	522,593
	4.50%, due 6/1/39	632,508	685,199
	4.50%, due 7/1/39	2,166,380	2,358,202
	4.50%, due 8/1/39	2,781,417	3,019,670
	4.50%, due 9/1/39	91,431	99,460
	4.50%, due 9/1/40	2,498,730	2,718,802
	4.50%, due 12/1/40	1,944,799	2,096,703
	4.50%, due 1/1/41	4,416,649	4,800,843
	4.50%, due 2/1/41	386,681	419,058
	4.50%, due 8/1/41	1,859,258	2,011,328
	5.00%, due 11/1/17	42,527	43,705
	5.00%, due 9/1/20	4,189	4,305
	5.00%, due 11/1/33	858,698	941,688
	5.00%, due 7/1/34	100,358	109,857
	5.00%, due 6/1/35	618,967	675,641
	5.00%, due 10/1/35	161,258	176,435
	5.00%, due 1/1/36	74,283	81,308
	5.00%, due 2/1/36	874,458	956,759
	5.00%, due 5/1/36	838,931	917,458
	5.00%, due 3/1/40	1,120,221	1,232,712
	5.00%, due 2/1/41	2,328,479	2,601,143
	5.50%, due 11/1/17	23,886	24,047
	5.50%, due 6/1/19	127,695	131,156
	5.50%, due 11/1/19	158,662	163,490
	5.50%, due 4/1/21	255,822	268,031
	5.50%, due 6/1/21	22,539	23,603
	5.50%, due 6/1/33	1,054,410	1,180,632
	5.50%, due 11/1/33	686,399	768,614
	5.50%, due 12/1/33	712,742	797,677
	5.50%, due 6/1/34	222,200	248,883
	5.50%, due 3/1/35	323,001	361,445
	5.50%, due 12/1/35	120,017	134,154
	5.50%, due 4/1/36	603,947	674,707
	5.50%, due 1/1/37	218,820	250,216
	5.50%, due 7/1/37	190,192	217,639
	5.50%, due 8/1/37	150,887	168,633
	6.00%, due 1/1/33	111,031	126,608
	6.00%, due 3/1/33	137,863	157,347
	6.00%, due 9/1/34	25,998	29,546
	6.00%, due 9/1/35	339,507	391,556
	6.00%, due 10/1/35	86,042	99,066
	6.00%, due 4/1/36	271,775	308,119
	6.00%, due 6/1/36	197,293	222,755
	6.00%, due 11/1/36	192,952	217,958
	6.00%, due 4/1/37	38,664	41,276
	6.50%, due 10/1/31	46,627	53,056
	6.50%, due 7/1/32	12,866	14,305
	6.50%, due 2/1/37	45,123	50,195
	6.50%, due 8/1/47	26,204	28,348
			95,841,307
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 9.4%
	3.00%, due 8/20/45	2,343,182	2,366,487
	3.00%, due 6/20/46	1,350,883	1,355,557
	3.50%, due 12/20/46	1,243,852	1,295,609
	3.50%, due 4/1/47 TBA (g)	250,000	259,219
	4.00%, due 7/15/39	428,189	452,201
	4.00%, due 9/20/40	1,638,720	1,747,438
	4.00%, due 11/20/40	267,883	285,504
	4.00%, due 1/15/41	1,883,021	1,995,046
	4.00%, due 10/15/41	4,607,715	4,976,659
	4.50%, due 5/20/40	3,657,176	3,948,295
	5.00%, due 4/15/34	633,816	700,335
	5.00%, due 2/20/41	413,590	453,958
	5.50%, due 6/15/33	989,925	1,154,555
	5.50%, due 12/15/35	104,509	116,465
	6.00%, due 8/15/32	140,132	162,535
	6.00%, due 10/15/32	216,820	246,831
	6.50%, due 7/15/28	29,447	33,656
	6.50%, due 8/15/28	32,509	36,870
	6.50%, due 7/15/32	135,915	159,592
			21,746,812
¤	Overseas Private Investment Corporation 1.2%
	5.142%, due 12/15/23	2,534,588	2,728,758

¤	Tennessee Valley Authority 2.2%
	4.65%, due 6/15/35	4,395,000	5,105,483

¤	United States Treasury Notes 10.2%
	1.625%, due 8/15/22	2,170,000	2,125,751
	1.75%, due 9/30/22	2,000,000	1,969,766
	1.75%, due 5/15/23	2,500,000	2,445,800
	2.00%, due 8/31/21	7,095,000	7,134,356
	2.00%, due 8/15/25	1,500,000	1,460,625
	2.125%, due 12/31/22	2,000,000	2,004,844
	2.375%, due 8/15/24	6,500,000	6,552,052
			23,693,194
	Total U.S. Government & Federal Agencies (Cost $203,718,223)		206,291,097

	Total Long-Term Bonds (Cost $228,158,324)		230,465,726

	Short-Term Investment 1.1%
	Repurchase Agreement 1.1%
	Fixed Income Clearing Corp. 0.09%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $2,630,808 (Collateralized by a United States Treasury Note with a rate of 0.125% and a maturity date of 4/15/20, with a Principal Amount of $2,555,000 and a Market Value of $2,687,344)	2,630,788	2,630,788
	Total Short-Term Investment (Cost $2,630,788)		2,630,788
	Total Investments (Cost $230,789,112) (h)	100.3%	233,096,514
	Other Assets, Less Liabilities	(0.3)	(742,661)
	Net Assets	100.0%	$232,353,853

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of March 31, 2017.
(c)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2017.
(d)	Illiquid security - As of March 31, 2017, the total market value of this security deemed illiquid under procedures approved by the Board of Trustees was $820,984, which represented 0.4% of the Portfolio's net assets.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, the total market value of fair valued security was $820,984, which represented 0.4% of the Portfolio's net assets.
(f)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(g)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2017, the total net market value of these securities was $1,308,125, which represented 0.6% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(h)	As of March 31, 2017, cost was $230,789,112 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$5,415,039
Gross unrealized depreciation	(3,107,637)
Net unrealized appreciation	$2,307,402

As of March 31, 2017, the Portfolio held the following futures contracts[1]:

Type	Number of Contracts Long	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
5-Year United States Treasury Note	69	June 2017	$8,123,133	$21,411

1. As of March 31, 2017, cash in the amount of $58,650 was on deposit with a broker for futures transactions.
2. Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2017.

The following abbreviation is used in the preceding pages:
IO	—Interest Only

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$7,206,214	$—	$7,206,214
Corporate Bonds	—	13,249,930	—	13,249,930
Mortgage-Backed Securities (b)	—	2,897,501	820,984	3,718,485
U.S. Government & Federal Agencies	—	206,291,097	—	206,291,097
Total Long-Term Bonds	—	229,644,742	820,984	230,465,726
Short-Term Investment
Repurchase Agreement	—	2,630,788	—	2,630,788
Total Investments in Securities	—	232,275,530	820,984	233,096,514
Other Financial Instruments
Futures Contracts (c)	21,411	—	—	21,411
Total Investments in Securities and Other Financial Instruments	$21,411	$232,275,530	$820,984	$233,117,925

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $820,984 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2017, the Portfolio did not have any transfers between among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	$843,642	$311	$1,070	$6,853	$-	$(30,892)	$-	$-	$820,984	$6,853
Total	$843,642	$311	$1,070	$6,853	$-	$(30,892)	$-	$-	$820,984	$6,853

MainStay VP Growth Allocation Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 98.0% †
Equity Funds 98.0%
IQ 50 Percent Hedged FTSE Europe ETF (a)	311,163	$5,700,506
IQ 50 Percent Hedged FTSE International ETF (a)	844,729	16,311,717
IQ Global Resources ETF (a)	573,889	14,812,075
MainStay Cushing MLP Premier Fund Class I	428,081	6,506,832
MainStay Emerging Markets Equity Fund Class I	677,432	6,171,408
MainStay Epoch Capital Growth Fund Class I (a)	681,593	7,613,398
MainStay Epoch Global Choice Fund Class I (a)	1,024,411	19,463,809
MainStay Epoch International Choice Fund Class I (a)	1,831,240	57,812,252
MainStay Epoch U.S. All Cap Fund Class I (a)	2,685,253	75,616,723
MainStay Epoch U.S. Equity Yield Fund Class I (a)	441,254	6,839,443
MainStay ICAP Equity Fund Class I	245,729	10,780,150
MainStay International Opportunities Fund Class I (a)	5,683,562	48,367,109
MainStay MAP Equity Fund Class I (a)	1,927,131	78,453,518
MainStay U.S. Equity Opportunities Fund Class I (a)	8,113,197	79,347,065
MainStay VP Cornerstone Growth Portfolio Initial Class (b)	358,364	9,254,983
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	4,498,537	43,246,370
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	2,593,858	33,567,982
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	7,173,583	59,328,980
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	955,352	14,068,423
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	4,157,509	55,249,082
MainStay VP International Equity Portfolio Initial Class (a)	1,154,742	16,793,185
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	4,136,699	85,541,658
MainStay VP Mid Cap Core Portfolio Initial Class (a)	4,549,061	63,741,728
MainStay VP S&P 500 Index Portfolio Initial Class	266,707	12,451,749
MainStay VP Small Cap Core Portfolio Initial Class (a)	3,408,181	40,228,923
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	5,854,912	78,588,545
		945,857,613
Total Affiliated Investment Companies (Cost $913,882,494)		945,857,613

	Principal Amount
Short-Term Investment 2.0%
Repurchase Agreement 2.0%
Fixed Income Clearing Corp. 0.09%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $19,030,522 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.75% and a maturity date of 5/30/19, with a Principal Amount of $19,165,000 and a Market Value of $19,411,059)	$19,030,380	19,030,380
Total Short-Term Investment (Cost $19,030,380)		19,030,380
Total Investments (Cost $932,912,874) (c)	100.0%	964,887,993
Other Assets, Less Liabilities	0.0 ‡	15,540
Net Assets	100.0%	$964,903,533

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of March 31, 2017, cost was $939,802,950 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$37,216,701
Gross unrealized depreciation	(12,131,658)
Net unrealized appreciation	$25,085,043

The following abbreviation is used in the preceding page:
ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$945,857,613	$—	$—	$945,857,613
Short-Term Investment
Repurchase Agreement	—	19,030,380	—	19,030,380
Total Investments in Securities	$945,857,613	$19,030,380	$—	$964,887,993

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2017, the Portfolio did not have any transfers among levels.

As of March 31, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP High Yield Corporate Bond Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 94.3% †
	Convertible Bonds 2.4%
	Auto Parts & Equipment 0.5%
¤	Exide Technologies 7.00% (7.00% PIK), due 4/30/25 (a)(b)(c)(d)	$24,730,511	$15,827,527

	Media 0.5%
	DISH Network Corp. 3.375%, due 8/15/26 (d)	11,255,000	13,653,722

	Mining 0.6%
	Detour Gold Corp. 5.50%, due 11/30/17	18,642,000	18,968,235

	Oil & Gas 0.3%
¤	Comstock Resources, Inc. (a)
	7.75% (7.75% PIK), due 4/1/19	4,589,000	3,929,331
	9.50% (9.50% PIK), due 6/15/20	7,654,958	6,631,107
			10,560,438
	Real Estate Investment Trusts 0.5%
	VEREIT, Inc. 3.75%, due 12/15/20	14,055,000	14,134,130

	Total Convertible Bonds (Cost $75,654,973)		73,144,052

	Corporate Bonds 91.4%
	Advertising 0.6%
	Lamar Media Corp.
	5.375%, due 1/15/24	5,447,000	5,624,027
	5.75%, due 2/1/26	2,935,000	3,140,450
	5.875%, due 2/1/22	1,525,000	1,575,783
	Outfront Media Capital LLC / Outfront Media Capital Corp.
	5.25%, due 2/15/22	3,495,000	3,617,325
	5.625%, due 2/15/24	2,880,000	3,009,600
			16,967,185
	Aerospace & Defense 1.4%
	KLX, Inc. 5.875%, due 12/1/22 (d)	10,625,000	10,957,031
	Orbital ATK, Inc.
	5.25%, due 10/1/21	4,270,000	4,414,112
	5.50%, due 10/1/23	3,775,000	3,888,250
	Spirit AeroSystems, Inc. 5.25%, due 3/15/22	2,494,000	2,597,060
	TransDigm, Inc.
	5.50%, due 10/15/20	5,780,000	5,808,900
	6.00%, due 7/15/22	2,760,000	2,796,156
	6.50%, due 7/15/24	2,000,000	2,027,500
	6.50%, due 5/15/25 (d)	5,120,000	5,164,800
	6.50%, due 5/15/25	4,230,000	4,267,013
			41,920,822
	Agriculture 0.1%
	Vector Group, Ltd. (d)	3,315,000	3,385,444

	Apparel 0.3%
	Hanesbrands, Inc. 4.875%, due 5/15/26 (d)	2,750,000	2,701,875
	William Carter Co. 5.25%, due 8/15/21	5,380,000	5,532,792
			8,234,667
	Auto Manufacturers 0.9%
	Aston Martin Capital Holdings, Ltd. 6.50%, due 4/15/22 (d)	2,500,000	2,507,813
	BCD Acquisition, Inc. 9.625%, due 9/15/23 (d)	6,625,000	7,155,000
	Ford Holdings LLC 9.30%, due 3/1/30	6,970,000	9,707,795
	General Motors Financial Co., Inc. 6.75%, due 6/1/18	6,125,000	6,460,797
			25,831,405
	Auto Parts & Equipment 3.3%
	Adient Global Holdings, Ltd. 4.875%, due 8/15/26 (d)	8,100,000	7,948,125
	American Axle & Manufacturing, Inc. (d)
	6.25%, due 4/1/25	3,760,000	3,764,700
	6.50%, due 4/1/27	3,765,000	3,753,216
	Cooper-Standard Automotive, Inc. 5.625%, due 11/15/26 (d)	3,030,000	3,030,000
¤	Exide Technologies 11.00% (4.00% Cash and 7.00% PIK), due 4/30/20 (a)(b)(c)(d)	21,885,924	19,150,183
¤	Exide Technologies (Escrow Claim Shares) 8.625%, due 2/1/18 (b)(c)(e)	20,190,000	20,190
	Goodyear Tire & Rubber Co.
	4.875%, due 3/15/27	3,490,000	3,490,000
	5.125%, due 11/15/23	2,000,000	2,085,000
	IHO Verwaltungs GmbH (a)(d)
	4.125% (4.125% Cash or 4.875% PIK), due 9/15/21	6,210,000	6,241,050
	4.50% (4.50% Cash or 5.25% PIK), due 9/15/23	8,830,000	8,730,662
	4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	5,510,000	5,372,250
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (d)	4,775,000	4,739,188
	Meritor, Inc. 6.75%, due 6/15/21	970,000	1,005,163
	Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (d)	6,640,000	6,889,000
	Schaeffler Finance B.V. (d)
	4.25%, due 5/15/21	6,335,000	6,422,106
	4.75%, due 5/15/23	8,345,000	8,574,487
	Tenneco, Inc. 5.00%, due 7/15/26	3,375,000	3,305,374
	Titan International, Inc. 6.875%, due 10/1/20	1,480,000	1,528,100
	ZF North America Capital, Inc. 4.75%, due 4/29/25 (d)	4,945,000	5,118,075
			101,166,869
	Banks 0.2%
	Provident Funding Associates, L.P. / PFG Finance Corp. 6.75%, due 6/15/21 (d)	6,965,000	7,104,300

	Biotechnology 0.2%
	AMAG Pharmaceuticals, Inc. 7.875%, due 9/1/23 (d)	7,530,000	7,134,675

	Building Materials 1.4%
	Airxcel, Inc. 8.50%, due 2/15/22 (d)	2,750,000	2,832,500
	BMC East LLC 5.50%, due 10/1/24 (d)	3,555,000	3,617,213
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	5,525,000	5,690,750
	James Hardie International Finance, Ltd. 5.875%, due 2/15/23 (d)	8,965,000	9,256,362
	RSI Home Products, Inc. 6.50%, due 3/15/23 (d)	1,813,000	1,867,390
	Standard Industries, Inc. 5.125%, due 2/15/21 (d)	2,500,000	2,600,000
	Summit Materials LLC / Summit Materials Finance Corp.
	6.125%, due 7/15/23	10,905,000	11,123,100
	8.50%, due 4/15/22	3,860,000	4,246,000
	Vulcan Materials Co. 7.50%, due 6/15/21	480,000	561,912
			41,795,227
	Chemicals 1.8%
	Blue Cube Spinco, Inc.
	9.75%, due 10/15/23	11,870,000	14,214,325
	10.00%, due 10/15/25	6,875,000	8,301,562
	GCP Applied Technologies, Inc. 9.50%, due 2/1/23 (d)	7,795,000	8,847,325
	Kissner Holdings, L.P. / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA 8.375%, due 12/1/22 (d)	5,760,000	5,932,800
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (d)	2,500,000	2,543,750
	Olin Corp. 5.50%, due 8/15/22	3,261,000	3,391,440
	PolyOne Corp. 5.25%, due 3/15/23	6,634,000	6,683,755
	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 6.75%, due 5/1/22 (d)	4,530,000	4,773,488
	Westlake Chemical Corp. 4.625%, due 2/15/21 (d)	1,000,000	1,038,494
			55,726,939
	Coal 0.5%
	CONSOL Energy, Inc.
	5.875%, due 4/15/22	8,010,000	7,919,887
	8.00%, due 4/1/23	5,435,000	5,713,544
			13,633,431
	Commercial Services 3.9%
	Ashtead Capital, Inc. (d)
	5.625%, due 10/1/24	4,245,000	4,467,863
	6.50%, due 7/15/22	14,466,000	15,044,640
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.50%, due 4/1/23	10,250,000	9,904,062
	6.375%, due 4/1/24 (d)	8,295,000	8,305,369
	Cimpress N.V. 7.00%, due 4/1/22 (d)	11,005,000	11,390,175
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (d)	4,865,000	4,402,825
	Gartner, Inc. 5.125%, due 4/1/25 (d)	8,310,000	8,465,813
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	14,467,000	14,340,414
	IHS Markit, Ltd. (d)
	4.75%, due 2/15/25	3,030,000	3,120,900
	5.00%, due 11/1/22	20,705,000	21,688,487
	Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, due 8/1/23 (d)	3,650,000	3,805,125
	Nielsen Co. Luxembourg S.A.R.L. (d)
	5.00%, due 2/1/25	4,260,000	4,244,025
	5.50%, due 10/1/21	1,340,000	1,391,925
	United Rentals North America, Inc.
	4.625%, due 7/15/23	1,980,000	2,039,400
	7.625%, due 4/15/22	683,000	711,174
	WEX, Inc. 4.75%, due 2/1/23 (d)	4,915,000	4,834,924
			118,157,121
	Computers 0.7%
	Conduent Finance, Inc. / Xerox Business Services LLC 10.50%, due 12/15/24 (d)	1,000,000	1,152,500
	NCR Corp. 6.375%, due 12/15/23	6,300,000	6,630,750
	NeuStar, Inc. 4.50%, due 1/15/23	13,365,000	13,715,831
			21,499,081
	Cosmetics & Personal Care 0.6%
	Edgewell Personal Care Co.
	4.70%, due 5/19/21	6,235,000	6,531,163
	4.70%, due 5/24/22	8,070,000	8,392,800
	First Quality Finance Co., Inc. 4.625%, due 5/15/21 (d)	2,960,000	2,900,800
			17,824,763
	Distribution & Wholesale 0.4%
	American Tire Distributors, Inc. 10.25%, due 3/1/22 (d)	5,885,000	5,987,988
	H&E Equipment Services, Inc. 7.00%, due 9/1/22	5,740,000	6,019,825
			12,007,813
	Diversified Financial Services 0.2%
	Dana Financing Luxembourg S.A.R.L. 5.75%, due 4/15/25 (d)	4,515,000	4,554,506

	Electric 1.7%
	Calpine Corp. (d)
	5.875%, due 1/15/24	6,235,000	6,570,131
	6.00%, due 1/15/22	8,255,000	8,605,838
	GenOn Energy, Inc.
	7.875%, due 6/15/17	19,932,000	13,802,910
	9.50%, due 10/15/18	19,471,000	12,802,182
	NRG REMA LLC
	Series B 9.237%, due 7/2/17	970,546	815,259
	Series C 9.681%, due 7/2/26	11,280,000	8,290,800
	Public Service Co. of New Mexico 7.95%, due 5/15/18	1,805,000	1,923,260
			52,810,380
	Electrical Components & Equipment 1.2%
	Belden, Inc. 5.50%, due 9/1/22 (d)	15,333,000	15,639,660
	General Cable Corp. 5.75%, due 10/1/22	14,730,000	14,379,131
	WESCO Distribution, Inc. 5.375%, due 12/15/21	7,160,000	7,428,500
			37,447,291
	Electronics 0.6%
	Allegion PLC 5.875%, due 9/15/23	3,000,000	3,202,500
	Allegion U.S. Holding Co., Inc. 5.75%, due 10/1/21	7,105,000	7,415,844
	Kemet Corp. 10.50%, due 5/1/18	8,305,000	8,342,372
			18,960,716
	Engineering & Construction 0.6%
	Broadspectrum, Ltd. 8.375%, due 5/15/20 (d)	9,520,000	9,948,400
	Weekley Homes LLC / Weekley Finance Corp. 6.00%, due 2/1/23	7,219,000	7,002,430
			16,950,830
	Entertainment 1.1%
	Churchill Downs, Inc. 5.375%, due 12/15/21	7,965,000	8,283,600
	GLP Capital, L.P. / GLP Financing II, Inc.
	4.875%, due 11/1/20	2,420,000	2,533,014
	5.375%, due 4/15/26	1,660,000	1,713,950
	Jacobs Entertainment, Inc. 7.875%, due 2/1/24 (d)	3,773,000	3,881,474
	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.00%, due 8/1/18 (d)	4,830,000	4,866,225
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 6.125%, due 8/15/21 (d)	1,000,000	1,017,500
	Sterling Entertainment Enterprises LLC 9.75%, due 12/15/19 (b)(c)(e)	10,000,000	10,375,000
			32,670,763
	Finance - Auto Loans 0.3%
	Ally Financial, Inc. 6.25%, due 12/1/17	1,395,000	1,431,633
	Credit Acceptance Corp.
	6.125%, due 2/15/21	3,200,000	3,192,000
	7.375%, due 3/15/23	5,355,000	5,381,775
			10,005,408
	Finance - Consumer Loans 0.7%
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (d)	6,915,000	7,018,725
	Ocwen Loan Servicing LLC 8.375%, due 11/15/22 (d)	4,025,000	4,085,375
	OneMain Financial Holdings LLC (d)
	6.75%, due 12/15/19	2,600,000	2,717,000
	7.25%, due 12/15/21	3,326,000	3,483,985
	Springleaf Finance Corp. 8.25%, due 12/15/20	2,725,000	2,977,062
			20,282,147
	Finance - Investment Banker/Broker 0.6%
	E*TRADE Financial Corp.
	4.625%, due 9/15/23	2,500,000	2,561,250
	5.375%, due 11/15/22	5,700,000	5,970,938
	5.875%, due 12/29/49 (f)	1,475,000	1,519,250
	KCG Holdings, Inc. 6.875%, due 3/15/20 (d)	8,775,000	8,994,375
			19,045,813
	Finance - Leasing Companies 0.5%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	4.625%, due 10/30/20	2,495,000	2,636,748
	5.00%, due 10/1/21	5,465,000	5,849,922
	Lincoln Finance, Ltd. 7.375%, due 4/15/21 (d)	5,545,000	5,877,700
			14,364,370
	Finance - Mortgage Loan/Banker 0.7%
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
	5.25%, due 3/15/22 (d)	6,685,000	6,735,137
	5.875%, due 8/1/21 (d)	8,560,000	8,645,600
	7.375%, due 10/1/17	5,115,000	5,115,000
			20,495,737
	Finance - Other Services 0.2%
	Nationstar Mortgage LLC / Nationstar Capital Corp.
	6.50%, due 8/1/18	1,304,000	1,320,300
	7.875%, due 10/1/20	5,476,000	5,677,928
			6,998,228
	Food 2.3%
	B&G Foods, Inc. 4.625%, due 6/1/21	5,000,000	5,037,500
	5.25%, due 4/1/25	4,515,000	4,554,506
	C&S Group Enterprises LLC 5.375%, due 7/15/22 (d)	15,530,000	15,335,875
	Fresh Market, Inc. 9.75%, due 5/1/23 (d)	3,496,000	2,823,020
	Ingles Markets, Inc. 5.75%, due 6/15/23	4,500,000	4,533,750
	KeHE Distributors LLC / KeHE Finance Corp. 7.625%, due 8/15/21 (d)	6,755,000	6,805,662
	Lamb Weston Holdings, Inc. (d)
	4.625%, due 11/1/24	2,340,000	2,386,800
	4.875%, due 11/1/26	2,500,000	2,550,000
	Land O' Lakes, Inc. 6.00%, due 11/15/22 (d)	7,880,000	8,687,700
	Land O'Lakes Capital Trust I 7.45%, due 3/15/28 (d)	4,070,000	4,517,700
	TreeHouse Foods, Inc. 6.00%, due 2/15/24 (d)	4,905,000	5,137,988
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (d)	6,897,000	7,112,531
			69,483,032
	Forest Products & Paper 0.8%
	Mercer International, Inc. 6.50%, due 2/1/24 (d)	6,005,000	6,020,012
	Smurfit Kappa Treasury Funding, Ltd. 7.50%, due 11/20/25	15,768,000	18,606,240
			24,626,252
	Gas 0.7%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	5.50%, due 5/20/25	2,050,000	2,034,625
	5.625%, due 5/20/24	7,385,000	7,421,925
	5.75%, due 5/20/27	5,455,000	5,385,449
	5.875%, due 8/20/26	6,495,000	6,462,525
			21,304,524
	Health Care - Products 0.3%
	Alere, Inc. 6.375%, due 7/1/23 (d)	600,000	609,750
	Hill-Rom Holdings, Inc. 5.75%, due 9/1/23 (d)	4,705,000	4,875,556
	Hologic, Inc. 5.25%, due 7/15/22 (d)	3,760,000	3,943,300
			9,428,606
	Health Care - Services 4.2%
	Acadia Healthcare Co., Inc.
	5.625%, due 2/15/23	6,640,000	6,876,517
	6.50%, due 3/1/24	1,865,000	1,962,913
	Centene Corp.
	4.75%, due 5/15/22	450,000	462,375
	4.75%, due 1/15/25	4,605,000	4,630,926
	5.625%, due 2/15/21	4,465,000	4,673,069
	6.125%, due 2/15/24	6,315,000	6,780,731
	CHS / Community Health Systems, Inc. 6.25%, due 3/31/23	2,665,000	2,711,638
	Fresenius Medical Care U.S. Finance II, Inc. (d)
	4.75%, due 10/15/24	2,970,000	3,014,550
	5.625%, due 7/31/19	460,000	486,450
	6.50%, due 9/15/18	3,750,000	3,975,000
¤	HCA, Inc.
	4.25%, due 10/15/19	1,000,000	1,035,000
	5.00%, due 3/15/24	8,637,000	9,058,054
	5.25%, due 4/15/25	7,985,000	8,484,062
	5.375%, due 2/1/25	1,855,000	1,933,838
	5.875%, due 3/15/22	5,130,000	5,643,000
	5.875%, due 5/1/23	4,200,000	4,536,000
	5.875%, due 2/15/26	3,655,000	3,856,025
	7.50%, due 2/15/22	1,570,000	1,795,688
	7.58%, due 9/15/25	575,000	646,156
	7.69%, due 6/15/25	5,490,000	6,251,737
	8.00%, due 10/1/18	1,738,000	1,881,385
	8.36%, due 4/15/24	1,020,000	1,202,325
	HealthSouth Corp. 5.75%, due 11/1/24	4,675,000	4,710,062
	IASIS Healthcare LLC / IASIS Capital Corp. 8.375%, due 5/15/19	3,415,000	3,269,862
	Molina Healthcare, Inc. 5.375%, due 11/15/22	5,625,000	5,832,394
	MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (d)	14,480,000	15,567,810
	Quorum Health Corp. 11.625%, due 4/15/23 (d)	2,565,000	2,241,169
	Tenet Healthcare Corp.
	6.75%, due 6/15/23	2,585,000	2,539,763
	7.50%, due 1/1/22 (d)	1,785,000	1,927,800
	8.125%, due 4/1/22	3,150,000	3,287,812
	WellCare Health Plans, Inc. 5.25%, due 4/1/25	4,455,000	4,558,801
			125,832,912
	Home Builders 2.8%
	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, due 2/15/21 (d)	11,465,000	11,465,000
	AV Homes, Inc. 8.50%, due 7/1/19	8,215,000	8,543,600
	Brookfield Residential Properties, Inc. (d)
	6.375%, due 5/15/25	3,520,000	3,621,200
	6.50%, due 12/15/20	12,695,000	13,123,456
	Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (d)	4,100,000	4,223,000
	CalAtlantic Group, Inc. 6.625%, due 5/1/20	2,460,000	2,687,550
	Century Communities, Inc.
	6.875%, due 5/15/22 (d)	2,800,000	2,912,000
	6.875%, due 5/15/22	7,340,000	7,633,600
	Mattamy Group Corp. 6.50%, due 11/15/20 (d)	10,465,000	10,752,788
	New Home Co., Inc. 7.25%, due 4/1/22 (d)	5,400,000	5,440,500
	Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 5.25%, due 4/15/21 (d)	968,000	997,040
	WCI Communities, Inc. / Lennar Corp. 6.875%, due 8/15/21	3,175,000	3,340,100
	Woodside Homes Co. LLC / Woodside Homes Finance, Inc. 6.75%, due 12/15/21 (d)	10,179,000	10,637,055
			85,376,889
	Household Products & Wares 0.6%
	Prestige Brands, Inc. (d)
	5.375%, due 12/15/21	2,665,000	2,724,963
	6.375%, due 3/1/24	3,550,000	3,727,500
	Spectrum Brands, Inc.
	5.75%, due 7/15/25	3,455,000	3,653,663
	6.625%, due 11/15/22	6,590,000	6,944,212
			17,050,338
	Housewares 0.3%
	Radio Systems Corp. 8.375%, due 11/1/19 (d)	9,865,000	10,259,600

	Insurance 1.4%
	American Equity Investment Life Holding Co. 6.625%, due 7/15/21	7,970,000	8,268,875
	Fairfax Financial Holdings, Ltd. 8.30%, due 4/15/26	4,645,000	5,564,380
	Fidelity & Guaranty Life Holdings, Inc. 6.375%, due 4/1/21 (d)	7,858,000	7,877,645
	Ironshore Holdings (U.S.), Inc. 8.50%, due 5/15/20 (d)	4,000,000	4,564,532
	MGIC Investment Corp. 5.75%, due 8/15/23	6,925,000	7,305,875
	USI, Inc. 7.75%, due 1/15/21 (d)	8,835,000	8,989,613
			42,570,920
	Internet 1.8%
	Cogent Communications Group, Inc. 5.375%, due 3/1/22 (d)	2,870,000	2,945,337
	Match Group, Inc.
	6.375%, due 6/1/24	1,250,000	1,352,338
	6.75%, due 12/15/22	17,140,000	17,954,150
	Netflix, Inc.
	5.50%, due 2/15/22	7,455,000	7,920,937
	5.75%, due 3/1/24	7,469,000	7,982,120
	5.875%, due 2/15/25	3,080,000	3,311,000
	Symantec Corp. 5.00%, due 4/15/25 (d)	3,540,000	3,630,019
	VeriSign, Inc. 5.25%, due 4/1/25	7,855,000	8,139,744
			53,235,645
	Investment Management/Advisory Services 0.4%
	Drawbridge Special Opportunities Fund, L.P. / Drawbridge Special Opportunities Finance 5.00%, due 8/1/21 (d)	7,115,000	6,999,929
	NFP Corp. 9.00%, due 7/15/21 (d)	4,170,000	4,407,065
			11,406,994
	Iron & Steel 1.0%
	Allegheny Ludlum LLC 6.95%, due 12/15/25	4,355,000	4,148,138
	Allegheny Technologies, Inc. 7.875%, due 8/15/23	6,833,000	6,992,892
	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC 6.50%, due 5/15/21 (d)	11,339,000	11,905,950
	Evraz, Inc. N.A. 7.50%, due 11/15/19 (d)	5,970,000	6,149,100
			29,196,080
	Leisure Time 1.5%
	Brunswick Corp. 4.625%, due 5/15/21 (d)	5,900,000	6,049,931
¤	Carlson Travel, Inc. (d)
	6.75%, due 12/15/23	17,990,000	18,709,600
	9.50%, due 12/15/24	11,438,000	11,981,305
	Vista Outdoor, Inc. 5.875%, due 10/1/23	9,884,000	9,612,190
			46,353,026
	Lodging 0.6%
	Boyd Gaming Corp. 6.375%, due 4/1/26	2,935,000	3,140,450
	Choice Hotels International, Inc. 5.75%, due 7/1/22	8,283,000	9,007,763
	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.75%, due 11/15/21 (d)	5,940,000	6,147,900
			18,296,113
	Machinery - Construction & Mining 0.3%
	BlueLine Rental Finance Corp. / BlueLine Rental LLC 9.25%, due 3/15/24 (d)	6,270,000	6,418,913
	Terex Corp. 5.625%, due 2/1/25 (d)	1,395,000	1,415,925
			7,834,838
	Machinery - Diversified 0.5%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	5,030,000	5,507,850
	Zebra Technologies Corp. 7.25%, due 10/15/22	8,520,000	9,212,250
			14,720,100
	Media 6.8%
	Altice Financing S.A. 7.50%, due 5/15/26 (d)	4,165,000	4,425,312
	Altice U.S. Finance I Corp. 5.375%, due 7/15/23 (d)	6,840,000	7,053,750
	Block Communications, Inc. 6.875%, due 2/15/25 (d)	8,845,000	9,375,700
	Cablevision Systems Corp. 7.75%, due 4/15/18	4,826,000	5,031,105
¤	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.125%, due 2/15/23	5,130,000	5,271,075
	5.125%, due 5/1/23 (d)	5,805,000	5,979,150
	5.125%, due 5/1/27 (d)	12,680,000	12,743,400
	5.25%, due 9/30/22	500,000	518,750
	5.375%, due 5/1/25 (d)	2,596,000	2,664,145
	5.75%, due 1/15/24	4,118,000	4,282,720
	5.75%, due 2/15/26 (d)	3,335,000	3,501,750
	5.875%, due 4/1/24 (d)	8,005,000	8,445,275
	5.875%, due 5/1/27 (d)	3,750,000	3,937,500
	Cogeco Communications, Inc. 4.875%, due 5/1/20 (d)	7,110,000	7,252,200
	CSC Holdings LLC
	7.625%, due 7/15/18	95,000	100,819
	7.875%, due 2/15/18	965,000	1,006,013
	DISH DBS Corp.
	5.875%, due 7/15/22	2,150,000	2,258,833
	5.875%, due 11/15/24	7,835,000	8,228,709
	Midcontinent Communications / Midcontinent Finance Corp. 6.875%, due 8/15/23 (d)	4,205,000	4,473,069
	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20	6,120,000	6,227,100
	5.00%, due 4/15/22 (d)	20,569,000	21,031,802
	Quebecor Media, Inc. 5.75%, due 1/15/23	15,047,000	15,686,497
	SFR Group S.A. (d)
	6.00%, due 5/15/22	7,320,000	7,585,350
	6.25%, due 5/15/24	1,000,000	1,006,250
	7.375%, due 5/1/26	13,000,000	13,390,000
	Videotron, Ltd.
	5.00%, due 7/15/22	4,865,000	5,077,844
	5.125%, due 4/15/27 (d)	5,890,000	5,894,064
	5.375%, due 6/15/24 (d)	8,505,000	8,834,569
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	23,257,000	24,710,562
			205,993,313
	Metal Fabricate & Hardware 1.0%
	Grinding Media, Inc. / MC Grinding Media Canada, Inc. 7.375%, due 12/15/23 (d)	10,425,000	10,946,250
	Novelis Corp. (d)
	5.875%, due 9/30/26	7,240,000	7,393,850
	6.25%, due 8/15/24	6,385,000	6,656,362
	Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 8.625%, due 6/1/21 (d)	5,300,000	4,982,000
			29,978,462
	Mining 4.2%
	Alamos Gold, Inc. 7.75%, due 4/1/20 (d)	18,827,000	19,556,546
	Alcoa Nederland Holding B.V. (d)
	6.75%, due 9/30/24	2,315,000	2,482,838
	7.00%, due 9/30/26	3,295,000	3,591,550
	Aleris International, Inc.
	7.875%, due 11/1/20	8,335,000	8,230,812
	9.50%, due 4/1/21 (d)	13,015,000	13,991,125
	First Quantum Minerals, Ltd. 7.25%, due 4/1/23 (d)	2,995,000	3,028,694
¤	Freeport-McMoRan, Inc. (d)
	6.50%, due 11/15/20	8,530,000	8,721,925
	6.625%, due 5/1/21	7,725,000	7,860,188
	6.75%, due 2/1/22	4,079,000	4,180,975
	6.875%, due 2/15/23	22,020,000	22,735,650
	Hecla Mining Co. 6.875%, due 5/1/21	13,260,000	13,558,350
	Lundin Mining Corp. 7.50%, due 11/1/20 (d)	860,000	909,450
	New Gold, Inc. 7.00%, due 4/15/20 (d)	11,600,000	11,600,000
	Petra Diamonds U.S. Treasury PLC 8.25%, due 5/31/20 (d)	6,125,000	6,408,281
			126,856,384
	Miscellaneous - Manufacturing 1.0%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (d)	2,715,000	2,728,575
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (d)	8,205,000	7,220,400
	EnPro Industries, Inc.
	5.875%, due 9/15/22	5,180,000	5,361,300
	5.875%, due 9/15/22 (d)	2,500,000	2,587,500
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (d)	9,320,000	9,483,100
	Koppers, Inc. 6.00%, due 2/15/25 (d)	2,850,000	2,942,625
			30,323,500
	Oil & Gas 7.9%
	Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.00%, due 4/1/22 (d)	4,515,000	4,673,025
	California Resources Corp.
	5.00%, due 1/15/20	15,330,000	12,628,087
	8.00%, due 12/15/22 (d)	4,000,000	3,250,000
	Callon Petroleum Co. 6.125%, due 10/1/24 (d)	3,950,000	4,108,000
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	6.50%, due 4/15/21	996,000	842,865
	7.625%, due 1/15/22	2,815,000	2,371,638
	11.50%, due 1/15/21 (d)	10,555,000	12,191,025
	Carrizo Oil & Gas, Inc. 7.50%, due 9/15/20	4,480,000	4,642,400
	Chesapeake Energy Corp. (Escrow Claim Shares) 6.775%, due 3/15/19 (b)(c)(e)	6,820,000	2,165,350
¤	Comstock Resources, Inc. 10.00% (10.00% Cash or 12.25% PIK), due 3/15/20 (a)	20,760,000	20,760,000
	Concho Resources, Inc. 5.50%, due 10/1/22	3,255,000	3,364,856
	Continental Resources, Inc.
	3.80%, due 6/1/24	2,950,000	2,743,500
	4.50%, due 4/15/23	1,235,000	1,201,803
	5.00%, due 9/15/22	7,000,000	7,070,000
	Gulfport Energy Corp. (d)
	6.00%, due 10/15/24	11,250,000	10,912,500
	6.375%, due 5/15/25	5,190,000	5,099,175
	Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, due 4/1/22	3,190,000	2,711,500
	Matador Resources Co. 6.875%, due 4/15/23 (d)	3,515,000	3,673,175
	Murphy Oil Corp. 6.875%, due 8/15/24	3,315,000	3,513,900
	Murphy Oil USA, Inc. 6.00%, due 8/15/23	6,410,000	6,714,475
	Newfield Exploration Co.
	5.625%, due 7/1/24	6,565,000	6,917,869
	5.75%, due 1/30/22	3,715,000	3,942,544
	Oasis Petroleum, Inc.
	6.50%, due 11/1/21	3,166,000	3,173,915
	6.875%, due 3/15/22	1,480,000	1,517,000
	6.875%, due 1/15/23	615,000	625,763
	Parsley Energy LLC / Finance Co. 5.25%, due 8/15/25 (d)	4,140,000	4,181,400
	PDC Energy, Inc.
	6.125%, due 9/15/24 (d)	705,000	722,625
	7.75%, due 10/15/22	11,090,000	11,672,225
	PetroQuest Energy, Inc. 10.00% (1.00% Cash and 9.00% PIK), due 2/15/21 (a)(d)	18,693,415	13,833,127
	Range Resources Corp. (d)
	5.75%, due 6/1/21	6,610,000	6,775,250
	5.875%, due 7/1/22	4,620,000	4,758,600
	Rex Energy Corp. 1.00%, due 10/1/20 (g)	41,860,000	21,557,900
	RSP Permian, Inc.
	5.25%, due 1/15/25 (d)	3,000,000	3,022,500
	6.625%, due 10/1/22	5,935,000	6,246,587
	SM Energy Co.
	6.50%, due 11/15/21	3,090,000	3,167,250
	6.50%, due 1/1/23	4,525,000	4,592,875
	Stone Energy Corp. 7.50%, due 5/31/22	7,553,857	7,346,126
	WPX Energy, Inc.
	6.00%, due 1/15/22	9,425,000	9,589,937
	7.50%, due 8/1/20	10,235,000	10,849,100
			239,129,867
	Oil & Gas Services 0.4%
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21	13,290,000	13,090,650

	Pharmaceuticals 1.8%
	DPx Holdings B.V. 7.50%, due 2/1/22 (d)	7,790,000	8,223,319
	Endo Finance LLC 5.75%, due 1/15/22 (d)	2,150,000	1,956,500
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. (d)
	6.00%, due 7/15/23	3,990,000	3,491,250
	6.00%, due 2/1/25	4,735,000	4,036,588
	Grifols Worldwide Operations, Ltd. 5.25%, due 4/1/22	10,925,000	11,340,150
	inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc. 7.50%, due 10/1/24 (d)	1,500,000	1,543,125
	Nature's Bounty Co. 7.625%, due 5/15/21 (d)	13,285,000	13,982,462
	Valeant Pharmaceuticals International, Inc. (d)
	7.00%, due 10/1/20	1,975,000	1,797,250
	7.50%, due 7/15/21	8,865,000	7,767,956
			54,138,600
	Pipelines 3.3%
	ANR Pipeline Co.
	7.375%, due 2/15/24	395,000	475,425
	9.625%, due 11/1/21	5,950,000	7,662,011
	Antero Midstream Partners, L.P. / Antero Midstream Finance Corp. 5.375%, due 9/15/24 (d)	3,115,000	3,161,725
	Cheniere Corpus Christi Holdings LLC 5.875%, due 3/31/25 (d)	5,295,000	5,520,037
	EnLink Midstream Partners, L.P. 4.15%, due 6/1/25	2,246,000	2,218,978
	Genesis Energy, L.P. / Genesis Energy Finance Corp.
	5.75%, due 2/15/21	2,570,000	2,602,125
	6.75%, due 8/1/22	12,305,000	12,686,455
	Holly Energy Partners, L.P. / Holly Energy Finance Corp. 6.00%, due 8/1/24 (d)	2,930,000	3,069,175
	MPLX, L.P.
	4.875%, due 12/1/24	5,790,000	6,090,715
	4.875%, due 6/1/25	9,383,000	9,828,505
	5.50%, due 2/15/23	13,367,000	13,781,377
	Northwest Pipeline LLC 7.125%, due 12/1/25	2,195,000	2,638,048
	NuStar Logistics, L.P.
	6.75%, due 2/1/21	6,125,000	6,492,500
	8.15%, due 4/15/18	1,000,000	1,055,000
	Rockies Express Pipeline LLC 6.00%, due 1/15/19 (d)	4,463,000	4,652,677
	Sabine Pass Liquefaction LLC 5.875%, due 6/30/26 (d)	6,485,000	7,150,277
	SemGroup Corp. 6.375%, due 3/15/25 (d)	3,640,000	3,576,300
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	6.125%, due 10/15/21	2,890,000	3,023,663
	6.25%, due 10/15/22	1,405,000	1,484,031
	6.375%, due 5/1/24	1,690,000	1,829,425
	Williams Partners, L.P. / ACMP Finance Corp. 4.875%, due 3/15/24	1,770,000	1,820,718
			100,819,167
	Real Estate 1.8%
	AAF Holdings LLC / AAF Finance Co. 12.00% (12.00% Cash or 12.75% PIK), due 7/1/19 (a)(d)	10,293,755	10,705,505
	CBRE Services, Inc.
	5.00%, due 3/15/23	13,060,000	13,584,307
	5.25%, due 3/15/25	2,895,000	3,072,394
	Howard Hughes Corp. 5.375%, due 3/15/25 (d)	11,640,000	11,523,600
	Realogy Group LLC / Realogy Co-Issuer Corp. 4.875%, due 6/1/23 (d)	4,975,000	4,863,062
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (d)	10,480,000	10,676,500
			54,425,368
	Real Estate Investment Trusts 3.7%
¤	Crown Castle International Corp. 5.25%, due 1/15/23	32,390,000	35,345,199
¤	Equinix, Inc.
	5.375%, due 1/1/22	4,715,000	4,962,538
	5.375%, due 4/1/23	10,555,000	10,990,394
	5.375%, due 5/15/27	10,610,000	10,954,825
	5.75%, due 1/1/25	6,980,000	7,381,350
	5.875%, due 1/15/26	7,364,000	7,833,455
	FelCor Lodging, L.P. 5.625%, due 3/1/23	5,300,000	5,498,750
	MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc.
	4.50%, due 9/1/26	2,000,000	1,940,000
	5.625%, due 5/1/24	15,920,000	16,795,600
	MPT Operating Partnership, L.P. / MPT Finance Corp. 6.375%, due 2/15/22	800,000	827,000
	Sabra Health Care, L.P. / Sabra Capital Corp.
	5.375%, due 6/1/23	2,000,000	1,970,000
	5.50%, due 2/1/21	2,350,000	2,420,500
	Starwood Property Trust 5.00%, due 12/15/21 (d)	3,180,000	3,299,250
	VEREIT Operating Partnership, L.P. 4.125%, due 6/1/21	1,285,000	1,315,287
			111,534,148
	Retail 4.1%
	Asbury Automotive Group, Inc. 6.00%, due 12/15/24	13,940,000	14,393,050
	AutoNation, Inc. 6.75%, due 4/15/18	3,926,000	4,110,012
	Brinker International, Inc. 5.00%, due 10/1/24 (d)	3,465,000	3,421,688
	Dollar Tree, Inc. 5.75%, due 3/1/23	8,000,000	8,520,000
	DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. 8.00%, due 6/1/21 (d)	13,440,000	13,171,200
	FirstCash, Inc. 6.75%, due 4/1/21	4,175,000	4,352,437
	GameStop Corp. (d)
	5.50%, due 10/1/19	5,795,000	5,896,412
	6.75%, due 3/15/21	2,300,000	2,346,000
	Group 1 Automotive, Inc.
	5.00%, due 6/1/22	6,235,000	6,281,762
	5.25%, due 12/15/23 (d)	2,740,000	2,767,400
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (d)
	5.00%, due 6/1/24	7,615,000	7,776,819
	5.25%, due 6/1/26	2,245,000	2,284,288
	L Brands, Inc.
	5.625%, due 2/15/22	4,330,000	4,541,087
	6.625%, due 4/1/21	3,610,000	3,938,871
	6.75%, due 7/1/36	7,060,000	6,726,768
	6.875%, due 11/1/35	2,610,000	2,518,650
	8.50%, due 6/15/19	1,555,000	1,733,825
	Men's Wearhouse, Inc. 7.00%, due 7/1/22	22,310,000	19,800,125
	Penske Automotive Group, Inc. 5.75%, due 10/1/22	6,670,000	6,903,450
	Yum! Brands, Inc. 5.30%, due 9/15/19	1,330,000	1,403,150
			122,886,994
	Semiconductors 1.6%
¤	Micron Technology, Inc.
	5.25%, due 8/1/23 (d)	2,930,000	3,003,250
	5.25%, due 1/15/24 (d)	2,000,000	2,054,380
	5.50%, due 2/1/25	15,323,000	15,897,612
	5.625%, due 1/15/26 (d)	3,855,000	4,057,388
	7.50%, due 9/15/23 (d)	19,170,000	21,398,512
	Qorvo, Inc. 7.00%, due 12/1/25	2,185,000	2,414,425
			48,825,567
	Software 2.5%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (d)	12,995,000	13,336,119
	Activision Blizzard, Inc. 6.125%, due 9/15/23 (d)	2,372,000	2,567,690
	Camelot Finance S.A. 7.875%, due 10/15/24 (d)	1,540,000	1,620,850
	Donnelley Financial Solutions, Inc. 8.25%, due 10/15/24 (d)	5,475,000	5,652,937
	MSCI, Inc. (d)
	4.75%, due 8/1/26	3,290,000	3,322,900
	5.25%, due 11/15/24	3,682,000	3,875,305
	5.75%, due 8/15/25	6,280,000	6,672,500
	Open Text Corp. 5.875%, due 6/1/26 (d)	8,400,000	8,799,000
	PTC, Inc. 6.00%, due 5/15/24	14,320,000	15,250,800
	Quintiles IMS, Inc. (d)
	4.875%, due 5/15/23	4,870,000	4,936,963
	5.00%, due 10/15/26	8,952,000	8,985,570
	RP Crown Parent LLC 7.375%, due 10/15/24 (d)	1,480,000	1,542,900
			76,563,534
	Storage & Warehousing 0.2%
	Algeco Scotsman Global Finance PLC 8.50%, due 10/15/18 (d)	6,455,000	6,140,319

	Telecommunications 5.7%
	Anixter, Inc. 5.125%, due 10/1/21	2,895,000	3,018,038
	CenturyLink, Inc. 5.625%, due 4/1/25	3,120,000	2,967,900
	Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (d)	11,910,000	12,148,200
	Frontier Communications Corp.
	8.875%, due 9/15/20	1,650,000	1,740,750
	10.50%, due 9/15/22	12,435,000	12,590,437
	Hughes Satellite Systems Corp.
	5.25%, due 8/1/26 (d)	7,035,000	7,017,413
	6.50%, due 6/15/19	4,239,000	4,588,294
	6.625%, due 8/1/26 (d)	6,710,000	6,860,975
	7.625%, due 6/15/21	10,195,000	11,239,987
	Level 3 Communications, Inc. 5.75%, due 12/1/22	1,920,000	1,987,200
	Sprint Capital Corp.
	6.875%, due 11/15/28	9,465,000	9,997,406
	8.75%, due 3/15/32	770,000	925,925
	Sprint Communications, Inc.
	7.00%, due 3/1/20 (d)	12,085,000	13,172,650
	9.00%, due 11/15/18 (d)	1,000,000	1,088,750
	9.25%, due 4/15/22	1,750,000	2,086,875
¤	T-Mobile USA, Inc.
	5.125%, due 4/15/25	7,520,000	7,783,200
	5.375%, due 4/15/27	8,975,000	9,266,687
	6.00%, due 4/15/24	6,840,000	7,293,150
	6.125%, due 1/15/22	6,844,000	7,228,975
	6.25%, due 4/1/21	7,960,000	8,208,750
	6.375%, due 3/1/25	8,670,000	9,341,925
	6.50%, due 1/15/24	7,505,000	8,105,400
	6.50%, due 1/15/26	6,415,000	7,024,425
	6.625%, due 4/1/23	5,470,000	5,837,475
	6.731%, due 4/28/22	8,885,000	9,192,421
			170,713,208
	Transportation 1.0%
	Florida East Coast Holdings Corp. (d)
	6.75%, due 5/1/19	15,695,000	16,165,850
	9.75%, due 5/1/20	12,970,000	13,861,687
			30,027,537
	Trucking & Leasing 0.2%
	Fortress Transportation & Infrastructure Investors LLC 6.75%, due 3/15/22 (d)	6,235,000	6,196,031
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19	522,000	550,710
			6,746,741
	Total Corporate Bonds (Cost $2,653,754,846)		2,762,145,159

	Loan Assignments(h) 0.5%
	Household Products & Wares 0.1%
	Prestige Brands, Inc. Term Loan B4 3.732%, due 1/26/24	2,324,317	2,342,233

	Pharmaceuticals 0.1%
	Phibro Animal Health Corp. Term Loan B 4.00%, due 4/16/21	4,118,538	4,115,963

	Retail 0.2%
	Bass Pro Group LLC Term Loan B 6.15%, due 12/16/23	5,000,000	4,812,500

	Transportation 0.1%
	Commercial Barge Line Co. 2015 1st Lien Term Loan 9.75%, due 11/12/20	3,800,000	3,486,500
	Total Loan Assignments (Cost $15,045,250)		14,757,196
	Total Long-Term Bonds (Cost $2,744,455,069)		2,850,046,407

		Shares
	Common Stocks 0.9%
	Auto Parts & Equipment 0.0%‡
¤	Exide Technologies (b)(c)(e)(i)	447,050	268,230

	Electric 0.0%‡
	Upstate New York Power Producers, Inc. (b)(c)(e)(i)	130,037	156,044

	Home Builders 0.1%
	Modular Space Corp. (b)(c)	239,066	3,129,376

	Media 0.0%‡
	ION Media Networks, Inc. (b)(c)(e)(i)	725	388,150

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (b)(c)(e)(i)	230,859	2,541,758

	Oil & Gas 0.5%
	PetroQuest Energy, Inc. (i)	261,032	715,228
	Rex Energy Corp. (b)(i)	272,643	128,006
	Stone Energy Corp. (b)(e)(i)	637,880	13,931,299
	Titan Energy LLC (i)	25,911	471,580
			15,246,113
	Retail 0.2%
	American Eagle Outfitters, Inc.	322,251	4,521,182

	Total Common Stocks (Cost $49,936,971)		26,250,853

	Preferred Stocks 0.1% (f)
	Banks 0.1%
	GMAC Capital Trust I 6.824%	124,200	3,158,406

	Total Preferred Stocks (Cost $3,028,995)		3,158,406

	Principal Amount
Short-Term Investment 3.8%
Money Market Fund 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.62%	$113,447,115	113,447,115
Total Short-Term Investment (Cost $113,447,115)		113,447,115
Total Investments (Cost $2,910,868,150) (j)	99.1%	2,992,902,781
Other Assets, Less Liabilities	0.9	28,321,639
Net Assets	100.0%	$3,021,224,420

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(b)	Illiquid security - As of March 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $68,081,113, which represented 2.3% of the Portfolio's net assets.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, the total market value of fair valued securities was $54,021,808, which represented 1.8% of the Portfolio's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Restricted security.
(f)	Floating rate - Rate shown was the rate in effect as of March 31, 2017.
(g)	Step coupon - Rate shown was the rate in effect as of March 31, 2017.
(h)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of March 31, 2017.
(i)	Non-income producing security.
(j)	As of March 31, 2017, cost was $2,911,307,804 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$140,876,212
Gross unrealized depreciation	(59,281,235)
Net unrealized appreciation	$81,594,977

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$57,316,525	$15,827,527	$73,144,052
Corporate Bonds (c)	—	2,730,434,436	31,710,723	2,762,145,159
Loan Assignments (d)	—	11,270,696	3,486,500	14,757,196
Total Long-Term Bonds	—	2,799,021,657	51,024,750	2,850,046,407
Common Stocks (e)	19,767,295	—	6,483,558	26,250,853
Preferred Stocks	3,158,406	—	—	3,158,406
Short-Term Investment	113,447,115	—	—	113,447,115
Total Investments in Securities	$136,372,816	$2,799,021,657	$57,508,308	$2,992,902,781

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $15,827,527 is held in Auto Parts & Equipment within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $19,170,373, $10,375,000, and $2,165,350 are held in Auto Parts & Equipment, Entertainment, and Oil & Gas, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 security valued at $3,486,500 is held in Transportation within the Loan Assignment section of the Portfolio of Investments.

(e)	The Level 3 securities valued at $268,230, $156,044, $3,129,376, $388,150, and $2,541,758 are held in Auto Parts & Equipment, Electric, Home Builders, Media, and Metal Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2017, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 31, 2017, a security with a market value of $3,619,000 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of December 31, 2016, the fair value obtained for this Loan Assignment, from an independent pricing service, utilized significant observable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$15,036,151	$60,142	$-	$731,234	$-	$-	$-	$-	$15,827,527	$731,234
Corporate Bonds
Auto Parts & Equipment	18,885,856	68,003	-	216,514	-	-	-	-	19,170,373	216,514
Entertainment	10,375,000	-	-	-	-	-	-	-	10,375,000	-
Oil & Gas	2,182,400	-	-	(17,050)	-	-	-	-	2,165,350	(17,050)
Loan Assignments
Transportation	-	9,518	1,816	(93,834)	-	(50,000)	3,619,000	-	3,486,500	-
Common Stocks
Auto Parts & Equipment	393,404	-	-	(125,174)	-	-	-	-	268,230	(125,174)
Electric	156,044	-	-	-	-	-	-	-	156,044	-
Home Builders	-	-	-	(353,734)	3,483,110	-	-	-	3,129,376	(353,734)
Media	388,150	-	-	-	-	-	-	-	388,150	-
Metal, Fabricate & Hardware	2,541,758	-	-	-	-	-	-	-	2,541,758	-
Total	$49,958,763	$137,663	$1,816	$357,956	$3,483,110	$(50,000)	$3,619,000	$-	$57,508,308	$451,790

MainStay VP Income Builder Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 47.0% †
	Asset-Backed Securities 0.2%
	Home Equity 0.1%
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.848%, due 5/25/37 (a)		$222,584	$165,139
	MASTR Asset-Backed Securities Trust Series 2006-HE4, Class A1 0.828%, due 11/25/36 (a)		264,674	124,946
	Soundview Home Loan Trust Series 2006-EQ2, Class A2 0.888%, due 1/25/37 (a)		404,869	290,161
				580,246
	Other ABS 0.1%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.838%, due 10/25/36 (a)		98,223	96,525
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.878%, due 4/25/37 (a)		2,388	1,648
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 0.878%, due 3/25/47 (a)		203,327	129,715
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.888%, due 9/25/37 (a)		330,081	153,375
				381,263
	Student Loans 0.0%‡
	KeyCorp Student Loan Trust Series 2000-A, Class A2 1.25%, due 5/25/29 (a)		170,122	164,441
	Total Asset-Backed Securities (Cost $1,396,573)			1,125,950

	Corporate Bonds 38.9%
	Advertising 0.2%
	Lamar Media Corp. 5.875%, due 2/1/22		1,105,000	1,141,797
	Aerospace & Defense 0.5%
	KLX, Inc. 5.875%, due 12/1/22 (b)		1,355,000	1,397,344
	Orbital ATK, Inc. 5.50%, due 10/1/23		1,135,000	1,169,050
	Triumph Group, Inc. 4.875%, due 4/1/21		450,000	434,250
				3,000,644
	Agriculture 0.4%
	Bunge, Ltd. Finance Corp. 3.25%, due 8/15/26		970,000	937,507
¤	Philip Morris International, Inc. 1.625%, due 2/21/19		1,260,000	1,255,532
	Reynolds American, Inc. 8.125%, due 6/23/19		165,000	186,023
				2,379,062
	Airlines 1.1%
	American Airlines Group, Inc. 4.625%, due 3/1/20 (b)		1,400,000	1,422,750
	American Airlines, Inc. Series 2015-2, Class AA 3.60%, due 3/22/29		952,663	957,903
	Continental Airlines, Inc.
	Series 2009-2, Class A 7.25%, due 5/10/21		302,229	335,475
	Series 2003-ERJ1 7.875%, due 1/2/20		204,401	211,044
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21		1,086,696	1,200,799
	U.S. Airways Group, Inc.
	Series 2012-1, Class A 5.90%, due 4/1/26		835,685	930,986
	Series 2010-1 Class A 6.25%, due 10/22/24		483,694	527,227
	United Airlines, Inc.
	Series 2014-2, Class B 4.625%, due 3/3/24		428,813	438,461
	Series 2007-1 6.636%, due 1/2/24		539,303	583,121
				6,607,766
	Apparel 0.2%
	Hanesbrands, Inc. 4.625%, due 5/15/24 (b)		1,315,000	1,296,919

	Auto Manufacturers 0.8%
	Ford Motor Co.
	6.625%, due 10/1/28		500,000	589,359
	7.45%, due 7/16/31		455,000	573,900
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21		150,000	167,103
	General Motors Financial Co., Inc.
	3.45%, due 4/10/22		1,500,000	1,511,475
	3.70%, due 5/9/23		500,000	501,885
	4.20%, due 3/1/21		925,000	965,547
	Toyota Motor Credit Corp. 1.25%, due 10/5/17		630,000	629,770
				4,939,039
	Auto Parts & Equipment 0.7%
	Goodyear Tire & Rubber Co. 5.125%, due 11/15/23		910,000	948,675
	Schaeffler Finance B.V. (Germany) 4.75%, due 5/15/23 (b)		1,245,000	1,279,237
	Tenneco, Inc. 5.00%, due 7/15/26		605,000	592,519
	ZF North America Capital, Inc. (Germany) 4.75%, due 4/29/25 (b)		1,150,000	1,190,250
				4,010,681
	Banks 6.0%
	Bank of America Corp.
	4.875%, due 4/1/44		170,000	183,352
	5.00%, due 1/21/44		525,000	572,147
	5.875%, due 2/7/42		180,000	216,477
	6.11%, due 1/29/37		1,105,000	1,290,935
	6.30%, due 12/29/49 (a)		735,000	799,313
	7.625%, due 6/1/19		680,000	758,057
	Bank of New York Mellon Corp. 4.625%, due 12/29/49 (a)		1,130,000	1,084,800
	Barclays PLC (United Kingdom)
	4.95%, due 1/10/47		315,000	314,658
	5.20%, due 5/12/26		580,000	593,291
	BB&T Corp. 2.75%, due 4/1/22		1,470,000	1,478,985
	Capital One Financial Corp.
	4.20%, due 10/29/25		165,000	165,658
	5.55%, due 12/29/49 (a)		1,365,000	1,416,187
	Citigroup, Inc.
	4.05%, due 7/30/22		105,000	109,346
	4.65%, due 7/30/45		430,000	448,003
	5.30%, due 5/6/44		436,000	466,901
	6.625%, due 6/15/32		190,000	231,463
	Citizens Bank N.A. 2.55%, due 5/13/21		475,000	472,304
	Citizens Financial Group, Inc. 4.30%, due 12/3/25		1,190,000	1,226,500
	Discover Bank 8.70%, due 11/18/19		795,000	903,007
	Goldman Sachs Group, Inc.
	2.30%, due 12/13/19		625,000	625,381
	3.625%, due 1/22/23		1,330,000	1,363,432
	5.25%, due 7/27/21		1,295,000	1,420,506
	5.30%, due 12/29/49 (a)		1,029,000	1,048,294
	Huntington Bancshares, Inc. 3.15%, due 3/14/21		1,295,000	1,317,394
	JPMorgan Chase & Co. 5.15%, due 12/29/49 (a)		990,000	998,663
	Kreditanstalt fuer Wiederaufbau (Germany) 1.50%, due 2/6/19		2,925,000	2,927,018
	Lloyds Banking Group PLC (United Kingdom) 4.65%, due 3/24/26		585,000	596,065
	Morgan Stanley
	2.375%, due 7/23/19		1,565,000	1,574,656
	4.875%, due 11/1/22		495,000	535,216
	5.00%, due 11/24/25		1,150,000	1,234,849
	5.45%, due 12/31/49 (a)		790,000	804,299
	PNC Bank N.A.
	1.70%, due 12/7/18		1,170,000	1,169,761
	2.55%, due 12/9/21		815,000	813,239
	Royal Bank of Scotland Group PLC (United Kingdom)
	6.00%, due 12/19/23		70,000	73,990
	6.125%, due 12/15/22		550,000	582,408
	State Street Corp. 2.55%, due 8/18/20		915,000	927,286
	Toronto-Dominion Bank (Canada) 1.80%, due 7/13/21		1,535,000	1,495,704
	U.S. Bank N.A. 2.00%, due 1/24/20		1,500,000	1,505,577
	Wachovia Corp. 5.75%, due 2/1/18		330,000	340,370
	Wells Fargo & Co. 5.90%, due 12/29/49 (a)		820,000	856,162
	Wells Fargo Capital X 5.95%, due 12/1/86		255,000	273,169
				35,214,823
	Beverages 1.0%
	Anheuser-Busch InBev Finance, Inc. (Belgium) 3.65%, due 2/1/26		1,400,000	1,415,680
	Coca-Cola Co. 1.375%, due 5/30/19		1,390,000	1,383,791
	Constellation Brands, Inc. 4.25%, due 5/1/23		760,000	801,481
	Molson Coors Brewing Co. 3.00%, due 7/15/26		750,000	713,201
	PepsiCo Inc.
	1.35%, due 10/4/19		800,000	793,980
	2.375%, due 10/6/26		800,000	757,842
				5,865,975
	Biotechnology 0.5%
	Biogen, Inc. 3.625%, due 9/15/22		1,240,000	1,278,926
	Celgene Corp. 3.625%, due 5/15/24		1,400,000	1,417,105
				2,696,031
	Building Materials 0.4%
	Johnson Controls International PLC (Ireland) 4.50%, due 2/15/47		470,000	477,032
	Masco Corp. 4.375%, due 4/1/26		575,000	597,546
	Standard Industries, Inc. 5.375%, due 11/15/24 (b)		1,000,000	1,013,120
	USG Corp. 8.25%, due 1/15/18		545,000	570,887
				2,658,585
	Chemicals 0.7%
	Air Liquide Finance S.A. (b) (France)
	1.375%, due 9/27/19		900,000	884,311
	1.75%, due 9/27/21		610,000	588,297
	Ashland LLC 4.75%, due 8/15/22		1,000,000	1,035,000
	Dow Chemical Co.
	4.125%, due 11/15/21		710,000	753,332
	8.55%, due 5/15/19		45,000	51,012
	WR Grace & Co-Conn 5.125%, due 10/1/21 (b)		765,000	802,294
				4,114,246
	Commercial Services 0.4%
	Herc Rentals, Inc. 7.75%, due 6/1/24 (b)		697,000	744,048
	Service Corp. International 5.375%, due 1/15/22		1,005,000	1,037,662
	United Rentals North America, Inc. 4.625%, due 7/15/23		510,000	525,300
				2,307,010
	Computers 0.6%
	Apple, Inc.
	1.55%, due 2/8/19		310,000	310,559
	3.35%, due 2/9/27		1,250,000	1,264,954
	Apple, Inc.
	1.55%, due 8/4/21		545,000	528,745
	3.85%, due 8/4/46		395,000	376,805
	International Business Machines Corp. 1.90%, due 1/27/20		785,000	787,618
				3,268,681
	Diversified Financial Services 2.1%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland) 4.625%, due 10/30/20		1,200,000	1,268,176
	Air Lease Corp. 2.125%, due 1/15/20		730,000	724,485
	Alterra Finance LLC 6.25%, due 9/30/20		75,000	83,802
	Bear Stearns Cos. LLC 7.25%, due 2/1/18		544,000	568,547
	CIT Group, Inc.
	3.875%, due 2/19/19		890,000	911,137
	4.25%, due 8/15/17		105,000	105,919
	5.25%, due 3/15/18		95,000	97,553
	6.625%, due 4/1/18 (b)		400,000	416,500
¤	GE Capital International Funding Co., Unlimited 2.342%, due 11/15/20		4,500,000	4,519,467
	International Lease Finance Corp. 5.875%, due 4/1/19		460,000	490,258
	OneMain Financial Holdings LLC 7.25%, due 12/15/21 (b)		525,000	549,937
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (b)		425,000	426,734
	Springleaf Finance Corp. 6.00%, due 6/1/20		210,000	213,150
	Synchrony Financial 4.50%, due 7/23/25		1,735,000	1,780,526
				12,156,191
	Electric 1.4%
	AEP Transmission Co. LLC 3.10%, due 12/1/26 (b)		850,000	839,232
	CMS Energy Corp.
	3.875%, due 3/1/24		550,000	567,568
	5.05%, due 3/15/22		430,000	470,720
	6.25%, due 2/1/20		435,000	479,750
	Consolidated Edison, Inc. 2.00%, due 3/15/20		435,000	434,503
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (b)		1,120,000	1,223,385
	Great Plains Energy, Inc. 5.292%, due 6/15/22 (c)		500,000	546,591
	MidAmerican Energy Co.
	3.95%, due 8/1/47		300,000	299,608
	4.40%, due 10/15/44		790,000	839,131
	Pacific Gas & Electric Co. 1.254%, due 11/30/17 (a)		1,100,000	1,100,705
	PECO Energy Co. 4.80%, due 10/15/43		425,000	467,072
	Puget Energy, Inc. 5.625%, due 7/15/22		350,000	387,260
	WEC Energy Group, Inc. 6.25%, due 5/15/67 (a)		480,000	444,000
				8,099,525
	Electronics 0.3%
	Honeywell International, Inc. 1.40%, due 10/30/19		1,600,000	1,587,861

	Environmental Controls 0.1%
	Republic Services, Inc. 4.75%, due 5/15/23		580,000	637,887

	Food 2.1%
	J.M. Smucker Co. 1.75%, due 3/15/18		1,245,000	1,246,309
	Kerry Group Financial Services (Ireland) 3.20%, due 4/9/23 (b)		1,290,000	1,267,661
	Kraft Heinz Foods Co.
	3.00%, due 6/1/26		280,000	263,128
	4.875%, due 2/15/25 (b)		831,000	888,323
	5.00%, due 6/4/42		585,000	595,538
	Kroger Co. 1.50%, due 9/30/19		905,000	891,518
	Mondelez International Holdings Netherlands B.V. (Netherlands) (b)
	1.625%, due 10/28/19		985,000	970,146
	2.00%, due 10/28/21		1,110,000	1,068,045
	Smithfield Foods, Inc. (b)
	2.70%, due 1/31/20		605,000	604,577
	3.35%, due 2/1/22		565,000	564,203
	Sysco Corp. 3.30%, due 7/15/26		865,000	847,026
	Tyson Foods, Inc. 3.95%, due 8/15/24		1,810,000	1,845,780
	Whole Foods Market, Inc. 5.20%, due 12/3/25		1,460,000	1,551,631
				12,603,885
	Gas 0.2%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	5.50%, due 5/20/25		320,000	317,600
	5.625%, due 5/20/24		525,000	527,625
	5.75%, due 5/20/27		220,000	217,195
				1,062,420
	Health Care - Products 0.7%
	Baxter International, Inc. 3.50%, due 8/15/46		1,570,000	1,344,938
	Medtronic Global Holdings SCA 1.70%, due 3/28/19		1,105,000	1,104,705
	Stryker Corp. 2.625%, due 3/15/21		1,220,000	1,227,072
	Thermo Fisher Scientific, Inc. 3.00%, due 4/15/23		525,000	520,240
				4,196,955
	Health Care - Services 0.5%
	Cigna Corp. 4.375%, due 12/15/20		135,000	143,439
	Fresenius Medical Care U.S. Finance II, Inc. 5.875%, due 1/31/22 (b)		705,000	763,163
	Laboratory Corp. of America Holdings 2.50%, due 11/1/18		1,255,000	1,265,922
	Tenet Healthcare Corp. 4.631%, due 6/15/20 (a)		700,000	703,500
				2,876,024
	Home Builders 0.9%
	CalAtlantic Group, Inc. 8.375%, due 5/15/18		800,000	854,000
	Lennar Corp.
	4.50%, due 6/15/19		1,100,000	1,130,250
	4.50%, due 11/15/19		200,000	205,750
	MDC Holdings, Inc. 5.625%, due 2/1/20		1,100,000	1,170,812
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		670,000	726,950
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24		1,430,000	1,472,900
				5,560,662
	Housewares 0.3%
	Newell Brands, Inc. 3.85%, due 4/1/23		2,000,000	2,067,148

	Insurance 3.5%
	Allstate Corp. 6.50%, due 5/15/67 (a)		1,725,000	1,966,500
	Berkshire Hathaway Finance Corp. 1.45%, due 3/7/18		1,280,000	1,280,640
	Chubb Corp. 6.375%, due 3/29/67 (a)		730,000	706,275
	CNA Financial Corp. 4.50%, due 3/1/26		1,260,000	1,331,673
	Hartford Financial Services Group, Inc. 6.10%, due 10/1/41		265,000	319,519
	Jackson National Life Global Funding 2.20%, due 1/30/20 (b)		1,295,000	1,293,267
	Liberty Mutual Group, Inc. (b)
	4.25%, due 6/15/23		145,000	152,281
	6.50%, due 3/15/35		130,000	156,603
	7.80%, due 3/7/87		1,195,000	1,374,250
	Markel Corp. 5.00%, due 4/5/46		870,000	897,419
	MassMutual Global Funding II (b)
	2.10%, due 8/2/18		350,000	352,110
	2.50%, due 10/17/22		1,270,000	1,246,049
	Oil Insurance, Ltd. 4.134%, due 12/29/49 (a)(b)		580,000	493,000
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (b)		1,000,000	1,223,517
	Pricoa Global Funding I 2.55%, due 11/24/20 (b)		765,000	768,315
	Principal Life Global Funding II 2.375%, due 11/21/21 (b)		1,470,000	1,445,373
	Protective Life Corp. 8.45%, due 10/15/39		725,000	1,019,987
	Provident Cos., Inc. 7.25%, due 3/15/28		925,000	1,156,869
	Prudential Financial, Inc. 5.625%, due 6/15/43 (a)		795,000	851,842
	Validus Holdings, Ltd. 8.875%, due 1/26/40		355,000	494,646
	Voya Financial, Inc. 3.65%, due 6/15/26		310,000	305,405
	XLIT, Ltd.
	4.45%, due 3/31/25		985,000	996,787
	6.50%, due 10/29/49 (a)		945,000	793,800
				20,626,127
	Internet 0.8%
	Amazon.com, Inc. 3.30%, due 12/5/21		755,000	784,235
	eBay, Inc. 3.80%, due 3/9/22		1,380,000	1,436,126
	Match Group, Inc. 6.375%, due 6/1/24		1,500,000	1,622,805
	Priceline Group, Inc. 3.60%, due 6/1/26		795,000	789,798
				4,632,964
	Iron & Steel 0.2%
	ArcelorMittal (Luxembourg) 7.75%, due 10/15/39		1,000,000	1,135,000

	Lodging 1.0%
	Choice Hotels International, Inc. 5.75%, due 7/1/22		1,229,000	1,336,537
	Hilton Domestic Operating Co., Inc. 4.25%, due 9/1/24 (b)		865,000	854,187
	Marriott International, Inc.
	6.75%, due 5/15/18		865,000	911,152
	7.15%, due 12/1/19		125,000	140,543
	Marriott International, Inc. 2.30%, due 1/15/22		890,000	869,970
	MGM Resorts International 6.75%, due 10/1/20		840,000	924,000
	Wyndham Worldwide Corp.
	4.15%, due 4/1/24		300,000	302,556
	4.50%, due 4/1/27		330,000	332,449
				5,671,394
	Machinery - Diversified 0.4%
	CNH Industrial Capital LLC 4.875%, due 4/1/21		1,445,000	1,517,250
	Zebra Technologies Corp. 7.25%, due 10/15/22		605,000	654,156
				2,171,406
	Media 0.7%
	DISH DBS Corp. 5.875%, due 7/15/22		725,000	761,700
	Sky PLC 3.75%, due 9/16/24 (b)		940,000	949,465
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		355,000	443,589
	Time Warner, Inc. 3.60%, due 7/15/25		1,000,000	988,760
	UPCB Finance IV, Ltd. (United Kingdom) 5.375%, due 1/15/25 (b)		765,000	769,781
				3,913,295
	Metal Fabricate & Hardware 0.2%
	Precision Castparts Corp. 3.25%, due 6/15/25		1,455,000	1,469,390

	Mining 0.2%
	FMG Resources (August 2006) Pty, Ltd. (Australia) 9.75%, due 3/1/22 (b)		1,155,000	1,323,919

	Miscellaneous - Manufacturing 0.5%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (b)		1,390,000	1,396,950
	Siemens Financieringsmaatschappij N.V. (Germany) 2.70%, due 3/16/22 (b)		760,000	760,663
	Textron Financial Corp. 2.774%, due 2/15/67 (a)(b)		1,295,000	977,725
				3,135,338
	Oil & Gas 0.6%
	Chevron Corp. 1.686%, due 2/28/19		700,000	700,736
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (b)		850,000	860,625
	ConocoPhillips 6.50%, due 2/1/39		1,000,000	1,273,637
	Valero Energy Corp. 3.65%, due 3/15/25		1,000,000	992,360
				3,827,358
	Packaging & Containers 0.7%
	Albea Beauty Holdings S.A. (France) 8.375%, due 11/1/19 (b)		800,000	836,000
	Ball Corp. 5.00%, due 3/15/22		1,375,000	1,450,625
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.75%, due 10/15/20		850,000	874,446
	Sealed Air Corp. 5.50%, due 9/15/25 (b)		750,000	795,000
				3,956,071
	Pharmaceuticals 0.7%
	Actavis Funding SCS (Luxembourg) 3.45%, due 3/15/22		1,530,000	1,562,249
	Johnson & Johnson 2.25%, due 3/3/22		1,275,000	1,276,661
	Novartis Capital Corp. (Switzerland) 1.80%, due 2/14/20		1,475,000	1,476,443
				4,315,353
	Pipelines 0.6%
	Hiland Partners Holdings LLC / Hiland Partners Finance Corp. 5.50%, due 5/15/22 (b)		725,000	756,369
	MPLX, L.P. 5.50%, due 2/15/23		925,000	953,675
	Plains All American Pipeline, L.P. / PAA Finance Corp. 4.70%, due 6/15/44		540,000	488,701
	Southern Natural Gas Co. LLC 4.80%, due 3/15/47 (b)		315,000	318,369
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		795,000	841,777
				3,358,891
	Real Estate Investment Trusts 1.0%
	American Tower Corp. 3.375%, due 10/15/26		1,080,000	1,029,714
	CoreCivic, Inc. 4.625%, due 5/1/23		310,000	309,613
	Crown Castle International Corp.
	3.40%, due 2/15/21		920,000	935,830
	5.25%, due 1/15/23		1,290,000	1,407,697
	Essex Portfolio, L.P. 3.375%, due 4/15/26		545,000	529,540
	Iron Mountain, Inc. 5.75%, due 8/15/24		1,400,000	1,428,000
				5,640,394
	Retail 2.0%
	Brinker International, Inc. 2.60%, due 5/15/18		835,000	836,161
	CVS Health Corp. 4.00%, due 12/5/23		1,355,000	1,423,005
	CVS Pass-Through Trust 5.789%, due 1/10/26 (b)(d)		40,715	44,699
	Dollar General Corp. 3.25%, due 4/15/23		1,420,000	1,419,724
	O'Reilly Automotive, Inc. 3.55%, due 3/15/26		1,000,000	996,497
	QVC, Inc. 4.85%, due 4/1/24		1,125,000	1,131,744
	Starbucks Corp. 2.45%, due 6/15/26		785,000	752,141
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp.
	5.50%, due 6/1/24		1,080,000	1,063,800
	5.75%, due 3/1/25		90,000	88,650
	Tiffany & Co. 3.80%, due 10/1/24		2,000,000	2,013,172
	TJX Cos., Inc. 2.25%, due 9/15/26		2,310,000	2,121,331
				11,890,924
	Semiconductors 0.8%
	NXP B.V. / NXP Funding LLC (b) (Netherlands)
	4.625%, due 6/15/22		590,000	623,925
	4.625%, due 6/1/23		1,420,000	1,503,425
	Qorvo, Inc. 7.00%, due 12/1/25		1,360,000	1,502,800
	Sensata Technologies B.V. (Netherlands) 5.00%, due 10/1/25 (b)		1,135,000	1,143,513
				4,773,663
	Software 0.6%
	Microsoft Corp.
	1.85%, due 2/6/20		940,000	942,916
	3.70%, due 8/8/46		750,000	704,033
	MSCI, Inc. 5.75%, due 8/15/25 (b)		1,315,000	1,397,187
	PTC, Inc. 6.00%, due 5/15/24		516,000	549,540
				3,593,676
	Telecommunications 2.0%
¤	AT&T, Inc. 3.60%, due 2/17/23		1,400,000	1,417,921
	Cisco Systems, Inc. 2.45%, due 6/15/20		1,000,000	1,014,656
	CommScope Technologies Finance LLC 6.00%, due 6/15/25 (b)		475,000	497,562
	CommScope, Inc. 5.00%, due 6/15/21 (b)		985,000	1,012,087
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19		405,000	438,372
	7.625%, due 6/15/21		225,000	248,063
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, due 3/20/23 (b)		1,910,000	1,905,225
	T-Mobile USA, Inc. 6.125%, due 1/15/22		1,600,000	1,690,000
	Telecom Italia Capital S.A. (Italy) 7.721%, due 6/4/38		135,000	149,513
	Telefonica Emisiones SAU (Spain)
	4.57%, due 4/27/23		1,139,000	1,214,335
	5.462%, due 2/16/21		175,000	192,102
¤	Verizon Communications, Inc.
	4.125%, due 3/16/27		400,000	406,776
	4.862%, due 8/21/46		500,000	480,700
	5.15%, due 9/15/23		1,055,000	1,161,131
				11,828,443
	Transportation 0.1%
	XPO Logistics, Inc. 6.50%, due 6/15/22 (b)		370,000	388,500

	Trucking & Leasing 0.2%
	Aviation Capital Group Corp. 2.875%, due 1/20/22 (b)		930,000	923,571
	Total Corporate Bonds (Cost $225,135,772)			228,925,494

	Foreign Bonds 0.2%
	Banks 0.2%
	Barclays Bank PLC (United Kingdom) Series Reg S 10.00%, due 5/21/21	GBP	525,000	845,268
	Total Foreign Bond (Cost $866,945)			845,268

	Loan Assignments 5.8% (e)
	Advertising 0.3%
	Outfront Media Capital LLC 2017 Term Loan B, TBD TBD, due 2/1/21		$800,000	798,000
	USAGM HoldCo. LLC 2016 Incremental Term Loan 5.50%, due 7/28/22		953,836	958,606
				1,756,606
	Auto Parts & Equipment 0.1%
	Allison Transmission, Inc. New Term Loan B3 2.99%, due 9/23/22		328,119	330,729

	Building Materials 0.6%
	Builders FirstSource, Inc. 2017 Term Loan B TBD, due 2/29/24		1,398,250	1,396,852
	Forterra Finance LLC Term Loan B 4.50%, due 10/25/23		1,492,500	1,501,828
	Quikrete Holdings, Inc. 2016 1st Lien Term Loan 4.23%, due 11/15/23		897,750	906,541
				3,805,221
	Commercial Services 0.5%
	Electro Rent Corp. 1st Lien Term Loan 6.00%, due 1/19/24		748,125	754,048
	ExamWorks Group, Inc. 2017 Term Loan 4.25%, due 7/27/23		1,333,308	1,339,142
	U.S. Security Associates Holdings, Inc. 2016 Term Loan 6.02%, due 7/14/23		995,000	999,146
				3,092,336
	Containers, Packaging & Glass 0.2%
	BWAY Holding Co. 2017 Term Loan B TBD, due 3/22/24		950,000	948,021
	Reynolds Group Holdings, Inc. USD 2017 Term Loan 3.982%, due 2/5/23		298,502	299,668
				1,247,689
	Electric 0.3%
	Calpine Corp. Term Loan B7 3.90%, due 5/31/23		1,736,875	1,742,768

	Entertainment 0.4%
	Regal Cinemas Corp. Term Loan 3.48%, due 4/1/22		1,296,750	1,306,678
	Scientific Games International, Inc. 2017 Term Loan B3 4.85%, due 10/1/21		837,866	847,816
				2,154,494
	Environmental Controls 0.4%
	Advanced Disposal Services, Inc. Term Loan B3 3.70%, due 11/10/23		1,254,813	1,263,282
	GFL Environmental, Inc. (Canada) USD Term Loan B 3.90%, due 9/29/23		1,268,625	1,270,740
				2,534,022
	Food & Staples Retailing 0.3%
	U.S. Foods, Inc. 2016 Term Loan B 3.73%, due 6/27/23		1,925,450	1,941,610

	Health Care - Products 0.4%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21		1,050,300	1,040,716
	Sterigenics-Nordion Holdings LLC 2017 Term Loan B, TBD TBD, due 3/23/22		1,075,000	1,075,000
				2,115,716
	Health Care - Services 0.6%
	inVentiv Health, Inc. 2016 Term Loan B 4.80%, due 11/9/23		1,581,038	1,585,838
	MPH Acquisition Holdings LLC 2016 Term Loan B 4.90%, due 6/7/23		1,368,156	1,384,402
	U.S. Renal Care, Inc. 2015 2nd Lien Term Loan 9.15%, due 12/31/23		600,000	534,000
				3,504,240
	Household Products & Wares 0.6%
	KIK Custom Products, Inc. 2015 Term Loan B 5.65%, due 8/26/22		2,488,603	2,509,602
	Prestige Brands, Inc. Term Loan B4 3.73%, due 1/26/24		981,329	988,893
				3,498,495
	Iron & Steel 0.2%
	Signode Industrial Group U.S., Inc. USD Term Loan B 4.06%, due 5/1/21		1,061,581	1,068,216

	Media 0.2%
	Virgin Media Investment Holdings, Ltd. USD Term Loan I 3.66%, due 1/31/25		1,300,000	1,302,925

	Telecommunications 0.6%
	Level 3 Financing, Inc. 2017 Term Loan B 3.23%, due 2/22/24		3,500,000	3,501,750

	Transportation 0.1%
	XPO Logistics, Inc. 2017 Term Loan B TBD, due 11/1/21		565,000	566,311
	Total Loan Assignments (Cost $33,966,740)			34,163,128

	Mortgage-Backed Securities 0.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.2%
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 1.008%, due 12/25/36 (a)(b)		87,446	78,528
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.333%, due 12/10/49 (f)		113,678	114,830
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (b)		476,397	523,204
	Morgan Stanley Capital I Trust Series 2007-IQ15, Class A4 5.942%, due 6/11/49 (f)		106,010	106,672
				823,234
	Residential Mortgages (Collateralized Mortgage Obligations) 0.6%
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)		45,222	44,088
	Japan Finance Organization for Municipalities Series Reg S 1.375%, due 2/5/18		3,150,000	3,136,726
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 1.34%, due 2/25/42 (a)(b)(d)(g)		303,596	259,001
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.662%, due 11/25/36 (f)		179,156	159,637
				3,599,452
	Total Mortgage-Backed Securities (Cost $4,397,067)			4,422,686

	U.S. Government & Federal Agencies 1.1%
	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.0%‡
	6.00%, due 4/1/37		34,675	37,018

	United States Treasury Notes 1.1%
	2.00%, due 8/15/25		3,715,000	3,617,481
	2.25%, due 11/15/24		2,860,000	2,852,962
				6,470,443
	Total U.S. Government & Federal Agencies (Cost $6,711,115)			6,507,461
	Total Long-Term Bonds (Cost $272,474,212)			275,989,987

		Shares
	Common Stocks 42.8% †
	Aerospace & Defense 0.8%
	BAE Systems PLC (United Kingdom)	416,710	3,354,468
	Lockheed Martin Corp.	6,175	1,652,430
			5,006,898
	Agriculture 3.2%
	Altria Group, Inc.	52,628	3,758,692
	British American Tobacco PLC (United Kingdom)	57,770	3,836,143
	Imperial Brands PLC (United Kingdom)	74,875	3,627,668
¤	Philip Morris International, Inc.	39,578	4,468,356
	Reynolds American, Inc.	51,776	3,262,924
			18,953,783
	Auto Manufacturers 0.5%
	Daimler A.G. Registered (Germany)	40,775	3,010,114

	Auto Parts & Equipment 0.4%
	Cie Generale des Etablissements Michelin (France)	18,495	2,246,313

	Banks 1.6%
	Commonwealth Bank of Australia (Australia)	28,910	1,897,514
	Royal Bank of Canada (Canada)	26,481	1,929,349
	Svenska Handelsbanken AB Class A (Sweden)	125,774	1,725,056
	Wells Fargo & Co.	33,432	1,860,825
	Westpac Banking Corp. (Australia)	67,756	1,814,901
			9,227,645
	Beverages 0.8%
	Coca-Cola Co.	33,970	1,441,687
	Diageo PLC (United Kingdom)	65,900	1,885,398
	PepsiCo., Inc.	15,280	1,709,220
			5,036,305
	Chemicals 1.3%
	Agrium, Inc. (Canada)	16,080	1,536,444
	BASF S.E. (Germany)	35,016	3,471,032
	Dow Chemical Co.	44,342	2,817,491
			7,824,967
	Commercial Services 0.3%
	Automatic Data Processing, Inc.	18,000	1,843,020

	Cosmetics & Personal Care 0.8%
	Procter & Gamble Co.	23,010	2,067,448
	Unilever PLC (United Kingdom)	52,195	2,576,242
			4,643,690
	Electric 4.9%
	Ameren Corp.	61,575	3,361,379
	Dominion Resources, Inc.	33,431	2,593,242
¤	Duke Energy Corp.	52,287	4,288,057
	Entergy Corp.	38,529	2,926,663
¤	PPL Corp.	123,690	4,624,769
	Southern Co.	41,215	2,051,683
	SSE PLC (United Kingdom)	116,095	2,146,923
	Terna Rete Elettrica Nazionale S.p.A. (Italy)	748,770	3,714,363
	WEC Energy Group, Inc.	48,808	2,959,229
			28,666,308
	Electrical Components & Equipment 0.3%
	Emerson Electric Co.	33,780	2,022,071

	Engineering & Construction 0.3%
	Vinci S.A. (France)	24,410	1,934,815

	Entertainment 0.3%
	Regal Entertainment Group, Class A	90,770	2,049,587

	Environmental Controls 0.4%
	Waste Management, Inc.	29,800	2,173,016

	Finance - Other Services 0.5%
	CME Group, Inc.	13,721	1,630,055
	Singapore Exchange, Ltd. (Singapore)	263,122	1,448,361
			3,078,416
	Food 0.8%
	Nestle S.A. Registered (Switzerland)	35,985	2,760,892
	Orkla ASA (Norway)	242,060	2,167,945
			4,928,837
	Gas 1.5%
	Gas Natural SDG S.A. (Spain)	84,370	1,848,721
	National Grid PLC (United Kingdom)	332,620	4,223,657
	Snam S.p.A. (Italy)	615,609	2,662,390
			8,734,768
	Health Care - Services 0.3%
	Sonic Healthcare, Ltd. (Australia)	92,290	1,559,671

	Household Products & Wares 0.5%
	Kimberly-Clark Corp.	20,410	2,686,568

	Insurance 2.3%
	Allianz S.E. Registered (Germany)	15,942	2,953,252
	Arthur J. Gallagher & Co.	28,470	1,609,694
	AXA S.A. (France)	101,890	2,636,427
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Germany)	21,290	4,165,412
	SCOR S.E. (France)	50,769	1,918,901
			13,283,686
	Investment Management/Advisory Services 0.3%
	BlackRock, Inc.	4,475	1,716,207

	Media 0.5%
	ION Media Networks, Inc. (d)(g)(h)(i)	8	4,283
	Sky PLC (United Kingdom)	220,256	2,693,358
			2,697,641
	Miscellaneous - Manufacturing 0.9%
	Eaton Corp. PLC	29,895	2,216,714
	Siemens A.G. Registered (Germany)	23,259	3,185,951
			5,402,665
	Oil & Gas 2.7%
	Exxon Mobil Corp.	36,385	2,983,934
	Occidental Petroleum Corp.	46,200	2,927,232
	Royal Dutch Shell PLC Class A (Netherlands) Sponsored ADR	65,390	3,448,015
	Statoil ASA (Norway)	154,282	2,635,994
	TOTAL S.A.	74,710	3,779,004
			15,774,179
	Pharmaceuticals 4.1%
	AbbVie, Inc.	43,120	2,809,699
	AstraZeneca PLC (United Kingdom) Sponsored ADR	104,770	3,262,538
	GlaxoSmithKline PLC (United Kingdom)	172,490	3,586,392
	Johnson & Johnson	14,785	1,841,472
	Merck & Co., Inc.	32,910	2,091,101
	Novartis A.G. Registered (Switzerland)	32,687	2,426,275
	Pfizer, Inc.	82,180	2,811,378
	Roche Holding A.G. (Switzerland)	11,392	2,909,273
	Sanofi (France)	24,190	2,183,694
			23,921,822
	Pipelines 0.4%
	Enterprise Products Partners, L.P.	93,180	2,572,700

	Real Estate Investment Trusts 1.9%
	Iron Mountain, Inc.	76,760	2,738,029
	Unibail-Rodamco S.E. (France)	15,574	3,640,202
¤	Welltower, Inc.	65,770	4,657,832
			11,036,063
	Retail 0.5%
	McDonald's Corp.	20,889	2,707,423

	Savings & Loans 0.3%
	People's United Financial, Inc.	94,860	1,726,452

	Semiconductors 1.7%
	Microchip Technology, Inc.	28,690	2,116,748
	QUALCOMM, Inc.	63,567	3,644,932
	Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) Sponsored ADR	58,641	1,925,770
	Texas Instruments, Inc.	27,934	2,250,363
			9,937,813
	Software 0.3%
	Microsoft Corp.	30,095	1,982,057

	Telecommunications 6.5%
¤	AT&T, Inc.	112,015	4,654,223
¤	BCE, Inc. (Canada)	110,269	4,882,234
	CenturyLink, Inc.	58,735	1,384,384
	Cisco Systems, Inc.	85,921	2,904,130
	Deutsche Telekom A.G. Registered (Germany)	189,716	3,324,239
	Rogers Communications, Inc. Class B (Canada)	69,385	3,067,893
	Singapore Telecommunications, Ltd. (Singapore)	599,896	1,680,999
	Swisscom A.G. Registered (Switzerland)	6,690	3,086,357
	Telstra Corp., Ltd. (Australia)	734,840	2,616,206
	TELUS Corp. (Canada)	53,290	1,729,916
¤	Verizon Communications, Inc.	94,580	4,610,775
¤	Vodafone Group PLC (United Kingdom)	1,708,225	4,453,831
			38,395,187
	Transportation 0.9%
	Deutsche Post A.G. Registered (Germany)	75,527	2,586,770
	United Parcel Service, Inc. Class B	23,728	2,546,015
			5,132,785
	Total Common Stocks (Cost $223,607,969)		251,913,472

	Principal Amount
Short-Term Investment 9.1%
Repurchase Agreement 9.1%
Fixed Income Clearing Corp. 0.09%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $53,754,388 (Collateralized by United States Treasury securities with rates between 0.125% and 3.625% and maturity dates between 2/15/20 and 4/15/20, with a Principal Amount of $52,070,000 and a Market Value of $54,831,596)	$53,753,984	53,753,984
Total Short-Term Investment (Cost $53,753,984)		53,753,984
Total Investments (Cost $549,836,165) (j)	98.9%	581,657,443
Other Assets, Less Liabilities	1.1	6,486,241
Net Assets	100.0%	$588,143,684

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2017.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of March 31, 2017.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, the total market value of these securities was $307,983, which represented 0.1% of the Portfolio's net assets.
(e)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of March 31, 2017.
(f)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2017.
(g)	Illiquid security - As of March 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $263,284, which represented less than one-tenth of a percent of the Portfolio's net assets.
(h)	Non-income producing security.
(i)	Restricted security.
(j)	As of March 31, 2017, cost was $550,245,072 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$42,781,883
Gross unrealized depreciation	(11,369,512)
Net unrealized appreciation	$31,412,371

As of March 31, 2017, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Pound Sterling vs. U.S. Dollar	5/2/17	JPMorgan Chase Bank N.A.	GBP	1,428,000	$1,781,808	$8,506

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased	Unrealized Appreciation (Depreciation)

Canadian Dollar vs. U.S. Dollar	5/2/17	JPMorgan Chase Bank N.A.	CAD	7,167,000	5,471,141	79,499
Euro vs. U.S. Dollar	5/2/17	JPMorgan Chase Bank N.A.	EUR	31,733,000	34,055,750	160,390
Pound Sterling vs. U.S. Dollar	5/2/17	JPMorgan Chase Bank N.A.	GBP	14,791,000	18,595,909	52,116
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$300,511

As of March 31, 2017, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	69	June 2017	$14,935,266	$11,779
5-Year United States Treasury Note	234	June 2017	27,548,016	42,211
10-Year United States Treasury Note	(20)	June 2017	(2,491,250)	(4,801)
EURO STOXX 50	675	June 2017	24,670,279	609,189
Nikkei 225	210	June 2017	17,881,972	(349,627)
Standard & Poor’s 500 Index Mini	505	June 2017	59,569,800	(239,698)
United States Treasury Bond	195	June 2017	29,414,531	166,571
			$171,528,614	$235,624

1. As of March 31, 2017, cash in the amount of $6,323,350 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2017.

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,125,950	$—	$1,125,950
Corporate Bonds	—	228,925,494	—	228,925,494
Foreign Bonds	—	845,268	—	845,268
Mortgage-Backed Securities (b)	—	4,163,685	259,001	4,422,686
Floating Rate Loans (e)	—	31,817,388	1,075,000	32,892,388
Foreign Floating Rate Loan	—	1,270,740	—	1,270,740
U.S. Government & Federal Agencies	—	6,507,461	—	6,507,461
Total Long-Term Bonds	—	274,655,986	1,334,001	275,989,987
Common Stocks (c)	251,909,189	—	4,283	251,913,472
Short-Term Investment
Repurchase Agreement	—	53,753,984	—	53,753,984
Total Investments in Securities	251,909,189	328,409,970	1,338,284	581,657,443
Other Financial Instruments
Foreign Currency Forward Contracts (d)	—	300,511	—	300,511
Futures Contracts (d)	829,750	—	—	829,750
Total Other Financial Instruments	829,750	300,511	—	1,130,261
Total Investments in Securities and Other Financial Instruments	$252,738,939	$328,710,481	$1,338,284	$582,787,704

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts(d)	$(594,126)	$—	$—	$(594,126)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $1,075,000 is held in Health Care – Products within the Loan Assignments section of the Portfolio of Investments.

(c)	The Level 3 security valued at $259,001 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d)	The Level 3 security valued at $4,283 is held in Media within the Common Stocks section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2017, certain foreign equity securities with a market value of $96,070,790 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

As of March 31, 2017, a security with a market value of $528,000 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of December 31, 2016, the fair value obtained for this loan assignment from an independent pricing service utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Long-Term Bonds
Loan Assignments
Health Care - Products	$-	$-	$-	$2,688	$1,072,312	$-	$-	$-	$1,075,000	$2,688
Health Care - Services	528,000	-	-	-	-	-	-	(528,000)	-	-
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	266,149	-	-	2,598	-	(9,746)	-	-	259,001	2,598
Common Stocks
Media	4,283	-	-	-	-	-	-	-	4,283	-
Total	$798,432	$-	$-	$5,286	$1,072,312	$(9,746)	$-	$(528,000)	$1,338,284	$5,286

(a) Sales include principal reductions.

Income Builder

Security	Date of Acquisition	Shares	Cost	12/31/16 Value	Percent of Net Assets
ION Media Networks, Inc.
Common Stock	3/11/14	8	$13	$4,283	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay VP International Equity Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 96.9% †
	Australia 1.3%
	Corporate Travel Management, Ltd. (Hotels, Restaurants & Leisure)	85,635	$1,310,465
	Gateway Lifestyle (Real Estate Management & Development)	2,745,698	4,384,219
			5,694,684
	Belgium 3.5%
	Ontex Group N.V. (Personal Products)	213,173	6,845,129
	UCB S.A. (Pharmaceuticals)	114,335	8,868,624
			15,713,753
	Brazil 4.2%
	Cielo S.A. (IT Services)	1,282,600	11,598,546
	Qualicorp S.A. (Health Care Providers & Services)	1,080,200	7,125,193
			18,723,739
	Canada 1.5%
	Constellation Software, Inc. (Software)	13,700	6,732,301

	China 5.8%
	Baidu, Inc., Sponsored ADR (Internet Software & Services) (a)	39,833	6,871,989
	China Biologic Products, Inc. (Biotechnology) (a)	58,357	5,843,287
¤	NetEase, Inc., ADR (Internet Software & Services)	46,614	13,238,376
			25,953,652
	Denmark 1.4%
	Novo Nordisk A/S Class B (Pharmaceuticals)	186,249	6,396,500

	Germany 8.1%
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	231,352	19,510,036
	Scout24 A.G. (Internet Software & Services) (a)(b)	103,532	3,462,542
¤	United Internet A.G. Registered (Internet Software & Services)	305,702	13,527,575
			36,500,153
	India 6.3%
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	403,692	9,324,362
	Lupin, Ltd. (Pharmaceuticals)	250,932	5,570,470
¤	Yes Bank, Ltd. (Banks)	552,450	13,151,262
			28,046,094
	Ireland 5.1%
	Experian PLC (Professional Services)	424,904	8,666,860
	Paddy Power Betfair PLC (Hotels, Restaurants & Leisure)	65,175	6,987,632
	Shire PLC (Biotechnology)	123,249	7,197,457
			22,851,949
	Israel 2.3%
	Check Point Software Technologies, Ltd. (Software) (a)	100,245	10,291,152

	Italy 1.1%
	De'Longhi S.p.A. (Household Durables)	175,992	5,118,017

	Japan 12.5%
¤	CyberAgent, Inc. (Media)	438,700	12,984,070
	Relo Group, Inc. (Real Estate Management & Development)	314,000	5,206,539
	Start Today Co., Ltd. (Internet & Direct Marketing Retail)	526,158	11,640,413
	Sysmex Corp. (Health Care Equipment & Supplies)	184,897	11,210,408
¤	Tsuruha Holdings, Inc. (Food & Staples Retailing)	164,540	15,222,869
			56,264,299
	Jordan 2.2%
	Hikma Pharmaceuticals PLC (Pharmaceuticals)	398,032	9,879,138

	Netherlands 2.6%
	GrandVision N.V. (Specialty Retail) (b)	290,031	7,102,392
	IMCD Group N.V. (Trading Companies & Distributors)	96,347	4,736,239
			11,838,631
	South Africa 1.6%
	Mediclinic International PLC (Health Care Providers & Services)	788,962	7,038,055

	Spain 2.8%
	Almirall S.A. (Pharmaceuticals)	274,111	4,450,656
	Grifols S.A. (Biotechnology)	337,642	8,280,916
			12,731,572
	Sweden 4.0%
¤	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	451,093	18,122,958

	Switzerland 6.5%
	DKSH Holding A.G. (Professional Services)	55,413	4,287,433
¤	TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	279,241	20,817,417
	Tecan Group A.G. Registered (Life Sciences Tools & Services)	24,843	3,970,812
			29,075,662
	Thailand 1.7%
	Kasikornbank PCL (Banks)	1,359,838	7,479,356

	United Kingdom 13.1%
	Big Yellow Group PLC (Real Estate Investment Trusts)	329,499	3,015,719
	HomeServe PLC (Commercial Services & Supplies)	431,241	3,052,707
¤	Johnson Matthey PLC (Chemicals)	409,627	15,807,233
¤	Prudential PLC (Insurance)	1,000,279	21,129,795
	Sage Group PLC (Software)	664,638	5,250,333
	Telit Communications PLC (Communications Equipment)	512,402	2,251,775
	Whitbread PLC (Hotels, Restaurants & Leisure)	171,239	8,491,708
			58,999,270
	United States 9.3%
	Accenture PLC Class A (IT Services)	93,885	11,254,934
	ICON PLC (Life Sciences Tools & Services) (a)	96,465	7,690,190
	LivaNova PLC (Health Care Equipment & Supplies) (a)	205,192	10,056,460
	Samsonite International S.A. (Textiles, Apparel & Luxury Goods)	3,444,000	12,519,204
			41,520,788
	Total Common Stocks (Cost $381,668,157)		434,971,723

	Principal Amount
Short-Term Investments 0.1%
Repurchase Agreements 0.1%
Fixed Income Clearing Corp. 0.09%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $625,696 (Collateralized by a United States Treasury Note with a rate of 0.125% and a maturity date of 4/15/20, with a Principal Amount of $610,000 and a Market Value of $641,597)	$625,691	625,691
Total Short-Term Investments (Cost $625,691)		625,691
Total Investments (Cost $382,293,848)	97.0%	435,597,414
Other Assets, Less Liabilities	3.0	13,404,357
Net Assets	100.0%	$449,001,771

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	As of March 31, 2017, cost was $385,033,671 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$68,674,362
Gross unrealized depreciation	(18,110,619)
Net unrealized appreciation	$50,563,743

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$434,971,723	$—	$—	$434,971,723
Short-Term Investments
Repurchase Agreements	—	625,691	—	625,691
Total Investments in Securities	$434,971,723	$625,691	$—	$435,597,414

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2017, certain foreign equity securities with a market value of $286,867,358 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

As of March 31, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Janus Balanced Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 35.6% †
	Asset-Backed Securities 1.3%
	Automobile ABS 0.4%
	AmeriCredit Automobile Receivables Trust
	Series 2015-2, Class D 3.00%, due 6/8/21	$467,000	$473,362
	Series 2016-1, Class D 3.59%, due 2/8/22	657,000	671,838
	Series 2016-2, Class D 3.65%, due 5/9/22	445,000	455,852
	Capital Auto Receivables Asset Trust
	Series 2013-4, Class E 3.83%, due 7/20/22 (a)	500,000	505,261
	OSCAR US Funding Trust V
	Series 2016-2A, Class A3 2.73%, due 12/15/20 (a)	220,000	217,284
	Series 2016-2A, Class A4 2.99%, due 12/15/23 (a)	190,000	186,597
	Santander Drive Auto Receivables Trust
	Series 2015-1, Class D 3.24%, due 4/15/21	507,000	513,809
	Series 2015-4, Class D 3.53%, due 8/16/21	815,000	829,155
			3,853,158
	Other ABS 0.9%
	American Tower Trust I
	Series-13, Class 1A 1.551%, due 3/15/43 (a)	1,031,000	1,028,509
	Applebee's Funding LLC / IHOP Funding LLC
	Series 2014-1, Class A2 4.277%, due 9/5/44 (a)	3,092,000	3,028,725
	CKE Restaurant Holdings, Inc.
	Series 2013-1A, Class A2 4.474%, due 3/20/43 (a)	1,471,310	1,459,336
	Domino's Pizza Master Issuer LLC
	Series 2015-1A, Class A2I 3.484%, due 10/25/45 (a)	1,212,650	1,213,176
	Series 2012-1A, Class A2 5.216%, due 1/25/42 (a)	525,923	532,778
	Taco Bell Funding LLC
	Series 2016-1A, Class A2I 3.832%, due 5/25/46 (a)	869,630	881,557
	Wendy's Funding LLC
	Series 2015-1A, Class A2I 3.371%, due 6/15/45 (a)	1,457,800	1,464,570
			9,608,651
	Total Asset-Backed Securities (Cost $13,534,078)		13,461,809

	Corporate Bonds 17.0%
	Aerospace & Defense 0.1%
	Arconic, Inc. 5.125%, due 10/1/24	75,000	77,475
	Rockwell Collins, Inc.
	3.20%, due 3/15/24	457,000	456,478
	3.50%, due 3/15/27	781,000	781,226
			1,315,179
	Apparel 0.1%
	Hanesbrands, Inc. 4.625%, due 5/15/24 (a)	1,200,000	1,183,500

	Auto Manufacturers 0.2%
	Ford Motor Co. 4.346%, due 12/8/26	1,029,000	1,049,295
	General Motors Co. 4.875%, due 10/2/23	734,000	783,114
	General Motors Financial Co., Inc. 3.70%, due 5/9/23	329,000	330,240
			2,162,649
	Auto Parts & Equipment 0.1%
	Schaeffler Finance B.V. 4.25%, due 5/15/21 (a)	295,000	299,056
	ZF North America Capital, Inc. 4.50%, due 4/29/22 (a)	202,000	210,333
			509,389
	Banks 2.4%
	Bank of America Corp.
	2.503%, due 10/21/22	2,133,000	2,079,238
	4.183%, due 11/25/27	2,034,000	2,041,392
	5.70%, due 5/2/17	539,000	540,773
	Citigroup, Inc.
	2.485%, due 9/1/23 (b)	1,032,000	1,061,206
	3.887%, due 1/10/28 (b)	1,027,000	1,031,577
	Citizens Financial Group, Inc.
	3.75%, due 7/1/24	278,000	272,014
	4.30%, due 12/3/25	1,058,000	1,090,451
	4.35%, due 8/1/25	202,000	207,325
	Credit Suisse A.G. 1.375%, due 5/26/17	1,244,000	1,244,195
	First Republic Bank 4.625%, due 2/13/47	419,000	418,559
	Goldman Sachs Capital I 6.345%, due 2/15/34	1,650,000	1,978,284
	Goldman Sachs Group, Inc.
	3.00%, due 4/26/22	1,332,000	1,335,262
	3.75%, due 2/25/26	991,000	997,357
	Intesa Sanpaolo S.p.A. 5.017%, due 6/26/24 (a)	543,000	510,817
	JPMorgan Chase & Co.
	2.295%, due 8/15/21	1,354,000	1,339,940
	3.375%, due 5/1/23	1,407,000	1,409,303
	3.875%, due 9/10/24	324,000	328,401
	Morgan Stanley
	2.625%, due 11/17/21	939,000	932,812
	3.95%, due 4/23/27	726,000	719,022
	5.55%, due 4/27/17	328,000	328,874
	Santander UK PLC 5.00%, due 11/7/23 (a)	1,372,000	1,429,569
	SVB Financial Group 5.375%, due 9/15/20	966,000	1,045,473
	U.S. Bancorp 2.375%, due 7/22/26	1,002,000	936,239
	UBS A.G. Series Reg S 4.75%, due 5/22/23 (b)	400,000	409,000
	Wells Fargo & Co.
	2.10%, due 5/8/17	329,000	329,238
	3.00%, due 4/22/26	325,000	311,909
	5.875%, due 6/15/25 (b)	661,000	712,520
			25,040,750
	Beverages 0.8%
	Anheuser-Busch InBev Finance, Inc.
	2.65%, due 2/1/21	251,000	252,888
	3.30%, due 2/1/23	1,432,000	1,457,505
	3.65%, due 2/1/26	2,186,000	2,210,483
	4.90%, due 2/1/46	906,000	979,136
	Constellation Brands, Inc.
	3.70%, due 12/6/26	759,000	758,230
	4.25%, due 5/1/23	975,000	1,028,216
	4.75%, due 12/1/25	107,000	115,258
	Molson Coors Brewing Co.
	3.00%, due 7/15/26	1,285,000	1,221,950
	4.20%, due 7/15/46	303,000	283,733
			8,307,399
	Building Materials 0.3%
	Martin Marietta Materials, Inc. 4.25%, due 7/2/24	498,000	514,239
	Masco Corp.
	3.50%, due 4/1/21	464,000	472,171
	4.375%, due 4/1/26	83,000	86,255
	Owens Corning
	3.40%, due 8/15/26	224,000	216,924
	4.20%, due 12/1/24	480,000	494,529
	Vulcan Materials Co.
	4.50%, due 4/1/25	923,000	970,697
	7.00%, due 6/15/18	437,000	462,562
	7.50%, due 6/15/21	320,000	374,608
			3,591,985
	Chemicals 0.1%
	CF Industries, Inc.
	4.50%, due 12/1/26 (a)	1,045,000	1,061,406
	6.875%, due 5/1/18	126,000	131,355
			1,192,761
	Commercial Services 0.7%
	IHS Markit, Ltd.
	4.75%, due 2/15/25 (a)	409,000	421,270
	5.00%, due 11/1/22 (a)	111,000	116,272
	Total System Services, Inc.
	3.80%, due 4/1/21	492,000	508,989
	4.80%, due 4/1/26	1,374,000	1,479,016
	UBM PLC 5.75%, due 11/3/20 (a)	1,016,000	1,067,744
	Verisk Analytics, Inc.
	4.125%, due 9/12/22	593,000	618,108
	4.875%, due 1/15/19	645,000	673,800
	5.50%, due 6/15/45	662,000	718,913
	5.80%, due 5/1/21	1,716,000	1,900,827
			7,504,939
	Computers 0.2%
	Seagate HDD Cayman
	4.75%, due 1/1/25	1,228,000	1,202,673
	4.875%, due 6/1/27	244,000	228,430
	5.75%, due 12/1/34	268,000	242,540
			1,673,643
	Diversified Financial Services 1.9%
	Ally Financial, Inc.
	8.00%, due 12/31/18	195,000	210,600
	CBOE Holdings, Inc.
	3.65%, due 1/12/27	772,000	776,130
	Charles Schwab Corp.
	3.00%, due 3/10/25	609,000	602,039
	4.625%, due 3/1/22 (b)	712,000	701,320
	7.00%, due 2/1/22 (b)	845,000	961,188
	CIT Group, Inc.
	4.25%, due 8/15/17	1,921,000	1,937,809
	5.00%, due 5/15/18 (a)	194,000	195,309
	5.50%, due 2/15/19 (a)	560,000	588,700
	Discover Financial Services
	3.75%, due 3/4/25	712,000	698,483
	3.95%, due 11/6/24	829,000	830,267
	E*TRADE Financial Corp.
	4.625%, due 9/15/23	1,329,000	1,361,560
	5.375%, due 11/15/22	1,048,000	1,097,815
	Intercontinental Exchange, Inc.
	3.75%, due 12/1/25	609,000	628,791
	Lazard Group LLC
	4.25%, due 11/14/20	1,011,000	1,063,323
	LeasePlan Corp. N.V.
	2.50%, due 5/16/18 (a)	1,903,000	1,907,729
	Raymond James Financial, Inc.
	3.625%, due 9/15/26	226,000	222,494
	5.625%, due 4/1/24	2,745,000	3,087,705
	Scottrade Financial Services, Inc.
	6.125%, due 7/11/21 (a)	319,000	361,348
	Synchrony Financial
	3.00%, due 8/15/19	513,000	521,002
	4.50%, due 7/23/25	849,000	871,278
	TD Ameritrade Holding Corp.
	2.95%, due 4/1/22	476,000	481,875
	3.625%, due 4/1/25	533,000	546,537
			19,653,302
	Electric 0.5%
	Dominion Resources, Inc.
	2.00%, due 8/15/21	114,000	110,604
	2.85%, due 8/15/26	157,000	146,601
	Duke Energy Corp.
	1.80%, due 9/1/21	307,000	296,543
	2.65%, due 9/1/26	480,000	447,224
	PPL WEM, Ltd. / Western Power Distribution, Ltd. 5.375%, due 5/1/21 (a)	849,000	917,579
	Southern Co.
	2.35%, due 7/1/21	1,219,000	1,196,906
	2.95%, due 7/1/23	650,000	632,711
	3.25%, due 7/1/26	1,220,000	1,163,866
			4,912,034
	Electronics 0.2%
	Trimble, Inc 4.75%, due 12/1/24	1,941,000	2,008,836

	Engineering & Construction 0.1%
	SBA Tower Trust 2.933%, due 12/11/17 (a)	647,000	647,319

	Food 0.5%
	Danone S.A.
	2.077%, due 11/2/21 (a)	1,020,000	992,628
	2.589%, due 11/2/23 (a)	619,000	598,991
	Kraft Heinz Foods Co.
	2.80%, due 7/2/20	579,000	586,885
	3.00%, due 6/1/26	348,000	327,031
	3.50%, due 7/15/22	497,000	507,815
	Sysco Corp.
	2.50%, due 7/15/21	202,000	201,326
	3.30%, due 7/15/26	507,000	496,465
	WM Wrigley Jr Co.
	2.40%, due 10/21/18 (a)	1,505,000	1,517,213
	3.375%, due 10/21/20 (a)	232,000	239,894
			5,468,248
	Forest Products & Paper 0.2%
	Georgia-Pacific LLC
	3.163%, due 11/15/21 (a)	1,461,000	1,484,879
	3.60%, due 3/1/25 (a)	790,000	806,863
			2,291,742
	Health Care - Products 0.1%
	Becton, Dickinson & Co. 1.80%, due 12/15/17	639,000	639,477
	Life Technologies Corp. 6.00%, due 3/1/20	623,000	682,531
			1,322,008
	Health Care - Services 0.8%
	Aetna, Inc. 2.80%, due 6/15/23	409,000	405,658
	Centene Corp.
	4.75%, due 5/15/22	62,000	63,705
	4.75%, due 1/15/25	181,000	182,019
	6.125%, due 2/15/24	150,000	161,063
	Cigna Corp. 3.25%, due 4/15/25	2,085,000	2,060,943
	HCA, Inc.
	3.75%, due 3/15/19	490,000	501,025
	5.00%, due 3/15/24	326,000	341,893
	5.375%, due 2/1/25	286,000	298,155
	5.875%, due 5/1/23	259,000	279,720
	5.875%, due 2/15/26	581,000	612,955
	Universal Health Services, Inc.
	4.75%, due 8/1/22 (a)	865,000	888,787
	5.00%, due 6/1/26 (a)	690,000	708,975
	WellCare Health Plans, Inc. 5.25%, due 4/1/25	1,488,000	1,522,670
			8,027,568
	Home Builders 0.2%
	D.R. Horton, Inc.
	3.75%, due 3/1/19	675,000	691,753
	4.75%, due 5/15/17	312,000	313,035
	MDC Holdings, Inc. 5.50%, due 1/15/24	754,000	776,620
	Toll Brothers Finance Corp.
	4.00%, due 12/31/18	321,000	329,025
	4.375%, due 4/15/23	177,000	179,103
	5.875%, due 2/15/22	268,000	290,780
			2,580,316
	Housewares 0.2%
	Newell Brands, Inc.
	3.15%, due 4/1/21	264,000	269,687
	3.85%, due 4/1/23	251,000	259,427
	4.20%, due 4/1/26	1,483,000	1,543,422
			2,072,536
	Insurance 0.0%‡
	Berkshire Hathaway, Inc. 3.125%, due 3/15/26	151,000	150,855
	CNO Financial Group, Inc. 4.50%, due 5/30/20	158,000	163,135
			313,990
	Investment Management/Advisory Services 0.2%
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
	4.875%, due 4/15/45 (a)	1,082,000	967,822
	5.875%, due 3/15/22 (a)	1,160,000	1,194,081
			2,161,903
	Iron & Steel 0.1%
	ArcelorMittal 7.00%, due 2/25/22	67,000	76,204
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	808,000	843,204
	Steel Dynamics, Inc. 5.00%, due 12/15/26 (a)	90,000	91,125
			1,010,533
	Machinery - Diversified 0.1%
	CNH Industrial Capital LLC 3.625%, due 4/15/18	518,000	523,828

	Media 0.3%
	Charter Communications Operating LLC / Charter Communications Operating Capital 4.908%, due 7/23/25	1,202,000	1,270,115
	Comcast Corp. 2.35%, due 1/15/27	472,000	432,482
	Cox Communications, Inc. 3.35%, due 9/15/26 (a)	1,009,000	976,186
	Time Warner Cable, Inc. 5.85%, due 5/1/17	694,000	696,131
			3,374,914
	Mining 0.1%
	Teck Resources, Ltd. 8.50%, due 6/1/24 (a)	732,000	844,545

	Miscellaneous - Manufacturing 0.1%
	General Electric Co. 5.00%, due 12/29/49 (b)	958,000	1,010,690

	Oil & Gas 0.7%
	Anadarko Petroleum Corp. 4.85%, due 3/15/21	133,000	142,277
	Antero Resources Corp. 5.375%, due 11/1/21	1,035,000	1,063,038
	Canadian Natural Resources, Ltd.
	5.70%, due 5/15/17	179,000	179,825
	5.90%, due 2/1/18	321,000	331,507
	Cenovus Energy, Inc. 5.70%, due 10/15/19	20,000	21,600
	Cimarex Energy Co.
	4.375%, due 6/1/24	241,000	250,345
	5.875%, due 5/1/22	584,000	601,973
	ConocoPhillips Co.
	4.20%, due 3/15/21	617,000	657,903
	4.95%, due 3/15/26	776,000	861,302
	Diamond Offshore Drilling, Inc. 5.875%, due 5/1/19	154,000	160,930
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25	1,550,000	1,611,410
	Hess Corp. 4.30%, due 4/1/27	431,000	423,333
	Motiva Enterprises LLC 5.75%, due 1/15/20 (a)	688,000	741,763
	SM Energy Co.
	6.50%, due 11/15/21	488,000	500,200
	6.50%, due 1/1/23	173,000	175,595
			7,723,001
	Oil & Gas Services 0.1%
	Oceaneering International, Inc. 4.65%, due 11/15/24	1,008,000	1,014,752

	Packaging & Containers 0.1%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 4.25%, due 9/15/22 (a)	200,000	202,000
	Ball Corp. 4.375%, due 12/15/20	479,000	501,752
			703,752
	Pharmaceuticals 0.6%
	Actavis Funding SCS 3.00%, due 3/12/20	1,271,000	1,292,693
	Express Scripts Holding Co.
	3.40%, due 3/1/27	263,000	247,688
	3.50%, due 6/15/24	391,000	385,108
	4.50%, due 2/25/26	694,000	711,875
	Shire Acquisitions Investments Ireland DAC
	2.40%, due 9/23/21	611,000	597,505
	2.875%, due 9/23/23	813,000	788,873
	3.20%, due 9/23/26	813,000	774,158
	Teva Pharmaceutical Finance Netherlands III B.V. 3.15%, due 10/1/26	1,124,000	1,035,782
			5,833,682
	Pipelines 1.0%
	Enbridge Energy Partners, L.P. 5.875%, due 10/15/25	492,000	549,934
	Energy Transfer Equity, L.P.
	5.50%, due 6/1/27	399,000	416,955
	5.875%, due 1/15/24	539,000	572,688
	Energy Transfer Partners, L.P.
	4.15%, due 10/1/20	464,000	481,820
	4.75%, due 1/15/26	206,000	212,203
	Kinder Morgan Energy Partners, L.P.
	3.95%, due 9/1/22	448,000	457,693
	5.00%, due 10/1/21	454,000	486,678
	5.00%, due 8/15/42	910,000	858,784
	Kinder Morgan, Inc. 6.50%, due 9/15/20	55,000	61,399
	MPLX L.P. 4.50%, due 7/15/23	197,000	204,884
	Phillips 66 Partners, L.P. 3.605%, due 2/15/25	504,000	490,801
	Regency Energy Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	586,000	644,064
	Sabine Pass Liquefaction LLC 5.00%, due 3/15/27 (a)	924,000	965,891
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24	544,000	576,008
	Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 5.25%, due 1/15/25	273,000	285,285
	Western Gas Partners, L.P.
	4.00%, due 7/1/22	415,000	426,178
	5.375%, due 6/1/21	1,191,000	1,279,920
	Williams Cos., Inc. 3.70%, due 1/15/23	279,000	274,118
	Williams Partners L.P. / ACMP Finance Corp. 4.875%, due 5/15/23	755,000	779,538
	4.875%, due 3/15/24	70,000	72,006
			10,096,847
	Private Equity 0.0%‡
	Carlyle Holdings Finance LLC 3.875%, due 2/1/23 (a)	417,000	423,596

	Real Estate 0.3%
	Jones Lang LaSalle, Inc. 4.40%, due 11/15/22	1,014,000	1,057,510
	Kennedy-Wilson, Inc. 5.875%, due 4/1/24	1,538,000	1,576,450
	Post Apartment Homes, L.P. 4.75%, due 10/15/17	653,000	658,469
			3,292,429
	Real Estate Investment Trusts 1.1%
	Alexandria Real Estate Equities, Inc.
	2.75%, due 1/15/20	784,000	786,427
	4.50%, due 7/30/29	721,000	743,867
	4.60%, due 4/1/22	1,329,000	1,412,005
	American Tower Corp.
	3.30%, due 2/15/21	883,000	895,395
	3.375%, due 10/15/26	1,092,000	1,041,155
	3.45%, due 9/15/21	80,000	81,443
	3.50%, due 1/31/23	142,000	142,840
	4.40%, due 2/15/26	480,000	496,548
	Crown Castle International Corp.
	4.00%, due 3/1/27	455,000	457,850
	4.875%, due 4/15/22	1,206,000	1,297,288
	5.25%, due 1/15/23	635,000	692,936
	MGM Growth Properties Operating Partnership, L.P. / MGP Finance Co-Issuer, Inc. 5.625%, due 5/1/24	453,000	477,915
	Senior Housing Properties Trust
	6.75%, due 4/15/20	321,000	348,295
	6.75%, due 12/15/21	353,000	392,696
	SL Green Realty Corp.
	5.00%, due 8/15/18	738,000	762,976
	7.75%, due 3/15/20	1,423,000	1,597,985
			11,627,621
	Retail 0.5%
	1011778 B.C. ULC / New Red Finance, Inc. 4.625%, due 1/15/22 (a)	996,000	1,019,655
	Brinker International, Inc. 3.875%, due 5/15/23	211,000	199,659
	CVS Health Corp.
	2.80%, due 7/20/20	1,468,000	1,492,601
	4.75%, due 12/1/22	387,000	420,033
	5.00%, due 12/1/24	549,000	600,698
	Walgreens Boots Alliance, Inc.
	2.60%, due 6/1/21	247,000	247,298
	3.10%, due 6/1/23	157,000	156,783
	3.45%, due 6/1/26	637,000	622,832
	4.65%, due 6/1/46	109,000	108,443
			4,868,002
	Semiconductors 0.7%
	Broadcom Corp. / Broadcom Cayman Finance, Ltd.
	3.625%, due 1/15/24 (a)	707,000	712,211
	3.875%, due 1/15/27 (a)	1,816,000	1,825,574
	NXP B.V. / NXP Funding LLC
	3.875%, due 9/1/22 (a)	1,000,000	1,022,500
	4.125%, due 6/15/20 (a)	300,000	311,625
	4.625%, due 6/1/23 (a)	662,000	700,893
	TSMC Global, Ltd. 1.625%, due 4/3/18 (a)	2,579,000	2,572,450
			7,145,253
	Software 0.3%
	Cadence Design Systems, Inc. 4.375%, due 10/15/24	1,686,000	1,691,075
	Fidelity National Information Services, Inc.
	3.00%, due 8/15/26	791,000	745,273
	3.625%, due 10/15/20	453,000	470,744
	4.50%, due 10/15/22	585,000	624,136
			3,531,228
	Telecommunications 0.8%
	AT&T, Inc.
	3.40%, due 5/15/25	159,000	153,582
	4.25%, due 3/1/27	752,000	760,331
	5.45%, due 3/1/47	769,000	786,113
	BellSouth LLC 4.40%, due 4/26/21 (a)	3,860,000	3,868,029
	Verizon Communications, Inc.
	2.625%, due 8/15/26	1,849,000	1,688,401
	2.946%, due 3/15/22 (a)	316,000	314,742
	4.125%, due 8/15/46	401,000	346,008
			7,917,206
	Textiles 0.0%‡
	Cintas Corp. No. 2 4.30%, due 6/1/21	454,000	483,462

	Trucking & Leasing 0.3%
	Park Aerospace Holdings, Ltd.
	5.25%, due 8/15/22 (a)	315,000	327,600
	5.50%, due 2/15/24 (a)	856,000	890,240
	Penske Truck Leasing Co., L.P. / PTL Finance Corp.
	2.50%, due 6/15/19 (a)	691,000	694,915
	3.375%, due 3/15/18 (a)	1,005,000	1,020,615
	4.25%, due 1/17/23 (a)	551,000	574,039
	4.875%, due 7/11/22 (a)	120,000	129,542
			3,636,951
	Total Corporate Bonds (Cost $177,211,065)		179,004,288

	Loan Assignments 2.0% (c)
	Broadcasting & Entertainment 0.1%
	Quintiles IMS, Inc. 2017 USD Term Loan B 2.91%, due 3/1/24	683,017	681,052

	Chemicals 0.1%
	Axalta Coating Systems U.S. Holdings, Inc. Term Loan B1 3.647%, due 2/1/23	1,353,179	1,363,752

	Communications Equipment 0.2%
	CommScope, Inc. Term Loan B5 3.482%, due 12/29/22	1,244,081	1,249,265
	Zayo Group LLC
	2017 Term Loan B1 2.976%, due 1/19/21	80,000	80,400
	2017 Term Loan B2 3.50%, due 1/19/24	1,024,000	1,028,480
			2,358,145
	Food Services 0.2%
	Aramark Services, Inc. 2017 USD Term Loan B TBD, due 3/6/24	1,031,000	1,035,189
	JBS USA LLC 2017 Term Loan B 3.289%, due 10/30/22	1,040,000	1,041,950
			2,077,139
	Health Care - Services 0.1%
	HCA, Inc. Term Loan B7 3.232%, due 2/15/24	1,185,030	1,187,437

	Lodging 0.2%
	Hilton Worldwide Finance LLC Term Loan B2 2.982%, due 10/25/23	2,274,481	2,291,539

	Media 0.4%
	Charter Communications Operating LLC
	Term Loan F 2.99%, due 1/3/21	903,612	904,882
	2016 Term Loan I 3.232%, due 1/15/24	1,154,340	1,159,150
	Mission Broadcasting, Inc. 2016 Term Loan B2 3.943%, due 1/17/24	87,662	88,064
	Nexstar Broadcasting, Inc. 2017 Term Loan B 3.943%, due 1/17/24	929,522	933,782
	Nielsen Finance LLC USD Term Loan B3 3.354%, due 10/4/23	992,240	997,890
			4,083,768
	Retail 0.3%
	Landry's, Inc. 2016 Term Loan B 4.041%, due 10/4/23	1,039,052	1,046,845
	Yum! Brands, Inc. 1st Lien Term Loan B 2.978%, due 6/16/23	2,162,574	2,171,765
			3,218,610
	Telecommunications 0.3%
	Level 3 Financing, Inc. 2017 Term Loan B 3.227%, due 2/22/24	2,757,000	2,758,379

	Transportation 0.1%
	Avolon TLB Borrower 1 Term Loan B2 3.728%, due 3/20/22	589,000	596,771

	Total Loan Assignments (Cost $20,615,860)		20,616,592

	Mortgage-Backed Securities 1.1%
	Agency Collateral (Collateralized Mortgage Obligation) 0.1%
	FREMF Mortgage Trust 0.1%
	Series 2010-KSCT, Class B 2.00%, due 1/25/20 (a)(d)	995,612	923,583

	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.0%
	Banc of America Commercial Mortgage Trust
	Series 2007-3, Class AJ 5.85%, due 6/10/49 (e)	390,661	392,044
	Commercial Mortgage Trust
	Series 2007-GG11, Class AM 5.867%, due 12/10/49 (e)	1,007,557	1,019,480
	Cosmopolitan Hotel Trust
	Series 2016-CSMO, Class B 3.012%, due 11/15/33 (a)(b)	208,000	210,207
	Series 2016-CSMO, Class D 4.412%, due 11/15/33 (a)(b)	272,000	276,414
	Series 2016-CSMO, Class E 5.562%, due 11/15/33 (a)(b)	401,000	407,780
	GAHR Commercial Mortgage Trust
	Series 2015-NRF, Class DFX 3.383%, due 12/15/34 (a)(e)	324,000	327,282
	GS Mortgage Securities Trust
	Series 2013-NYC5, Class E 3.77%, due 1/10/30 (a)(e)	383,000	387,290
	GSCCRE Commercial Mortgage Trust
	Series 2015-HULA, Class E 5.312%, due 8/15/32 (a)(b)	606,000	609,402
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2016-WIKI, Class C 3.554%, due 10/5/31 (a)	131,000	132,527
	Series 2015-SGP, Class B 3.662%, due 7/15/36 (a)(b)	181,000	182,130
	Series 2015-UES, Class E 3.742%, due 9/5/32 (a)(b)	425,000	412,407
	Series 2016-WIKI, Class D 4.143%, due 10/5/31 (a)(e)	200,000	200,673
	Series 2015-SGP, Class D 5.412%, due 7/15/36 (a)(b)	648,000	655,281
	Series 2010-C2, Class E 5.54%, due 11/15/43 (a)(e)	299,000	303,552
	LB-UBS Commercial Mortgage Trust
	Series 2007-C7, Class AJ 5.253%, due 9/15/45 (e)	357,692	364,750
	Series 2006-C1, Class AJ 5.276%, due 2/15/41 (b)	123,192	123,100
	Series 2007-C2, Class AM 5.493%, due 2/15/40 (b)	52,897	52,924
	Starwood Retail Property Trust
	Series 2014-STAR, Class D 4.162%, due 11/15/27 (a)(b)	882,000	844,679
	Series 2014-STAR, Class E 5.062%, due 11/15/27 (a)(b)	526,000	499,915
	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C31, Class AJ 5.66%, due 4/15/47 (e)	1,256,202	1,260,391
	Series 2007-C33, Class AJ 6.053%, due 2/15/51 (e)	844,430	847,348
	Series 2007-C34, Class AJ 6.132%, due 5/15/46 (e)	275,680	276,634
	Wells Fargo Commercial Mortgage Trust
	Series 2014-TISH, Class WTS1 3.162%, due 2/15/27 (a)(b)	364,000	370,795
	Series 2014-TISH, Class SCH1 3.662%, due 1/15/27 (a)(b)	283,000	276,926
	Series 2014-TISH, Class WTS2 4.162%, due 2/15/27 (a)(b)	136,000	137,547
			10,571,478
	Total Mortgage-Backed Securities (Cost $11,672,103)		11,495,061

	U.S. Government & Federal Agencies 14.2%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.3%
	3.50%, due 7/1/29	460,960	481,095
	3.50%, due 2/1/44	600,205	615,535
	3.50%, due 7/1/46	1,501,832	1,546,610
	4.00%, due 8/1/44	174,648	185,058
	4.50%, due 5/1/44	1,354,651	1,468,502
	4.50%, due 9/1/44	1,611,771	1,756,890
	4.50%, due 6/1/45	743,684	810,882
	4.50%, due 2/1/46	1,269,176	1,382,836
	4.50%, due 6/1/46	1,162,329	1,253,712
	5.00%, due 3/1/42	409,571	454,210
	5.00%, due 7/1/44	1,593,124	1,761,102
	5.50%, due 10/1/36	225,787	256,166
	5.50%, due 8/1/41	572,360	649,898
	6.00%, due 4/1/40	1,163,289	1,353,739
	8.00%, due 4/1/32	102,800	127,149
			14,103,384
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 5.9%
	3.50%, due 2/1/43	1,925,356	1,975,832
	3.50%, due 1/1/44	2,264,326	2,337,966
	3.50%, due 4/1/44	803,500	827,951
	3.50%, due 2/1/45	1,612,077	1,654,370
	3.50%, due 12/1/45	411,116	423,454
	3.50%, due 1/1/46	2,047,332	2,109,005
	3.50%, due 7/1/46	1,504,951	1,548,357
	3.50%, due 8/1/46	2,961,016	3,035,589
	3.50%, due 5/1/56	1,749,081	1,782,826
	4.00%, due 4/1/34	374,836	396,782
	4.00%, due 2/1/42	276,627	293,185
	4.00%, due 6/1/42	731,337	773,730
	4.00%, due 8/1/42	314,498	332,726
	4.00%, due 9/1/42	390,501	412,909
	4.00%, due 11/1/42	498,073	526,965
	4.00%, due 12/1/42	146,514	155,121
	4.00%, due 8/1/43	1,272,057	1,345,929
	4.00%, due 9/1/43	311,016	329,124
	4.00%, due 2/1/44	845,990	894,829
	4.00%, due 6/1/44	1,107,121	1,171,455
	4.00%, due 7/1/44	1,994,811	2,120,264
	4.00%, due 8/1/44	1,765,897	1,876,923
	4.00%, due 5/1/45	410,761	436,609
	4.00%, due 10/1/45	1,366,323	1,446,019
	4.00%, due 12/1/45	572,317	608,222
	4.00%, due 1/1/46	270,103	286,354
	4.00%, due 4/1/46	722,484	765,720
	4.00%, due 5/1/46	860,679	912,680
	4.00%, due 6/1/46	295,633	313,507
	4.00%, due 10/1/46	492,358	520,691
	4.00%, due 11/1/46	271,003	288,151
	4.00%, due 1/1/47	314,853	335,728
	4.00%, due 2/1/47	692,153	734,332
	4.50%, due 11/1/42	195,048	210,987
	4.50%, due 3/1/43	491,846	538,200
	4.50%, due 8/1/44	1,090,616	1,186,939
	4.50%, due 10/1/44	6,242,839	6,790,192
	4.50%, due 3/1/45	942,863	1,022,922
	4.50%, due 5/1/45	464,312	506,748
	4.50%, due 6/1/45	424,390	462,182
	4.50%, due 10/1/45	940,867	1,028,327
	4.50%, due 2/1/46	1,785,407	1,941,276
	4.50%, due 4/1/46	682,371	746,753
	4.50%, due 7/1/46	2,841,101	3,086,982
	4.50%, due 9/1/46	257,437	280,575
	4.50%, due 11/1/46	859,064	934,114
	4.50%, due 12/1/46	464,339	501,259
	4.50%, due 2/1/47	780,807	844,841
	5.00%, due 5/1/41	566,996	620,516
	5.00%, due 7/1/44	749,701	837,891
	5.50%, due 12/1/39	415,283	463,716
	5.50%, due 3/1/40	406,882	460,766
	5.50%, due 4/1/40	1,029,442	1,147,054
	5.50%, due 2/1/41	225,205	255,024
	5.50%, due 5/1/41	338,033	376,877
	5.50%, due 6/1/41	439,438	496,795
	5.50%, due 12/1/41	457,541	511,093
	5.50%, due 2/1/42	1,751,978	1,950,953
	6.00%, due 10/1/35	350,082	397,445
	6.00%, due 12/1/35	352,258	400,511
	6.00%, due 2/1/37	69,055	80,251
	6.00%, due 9/1/37	199,059	210,156
	6.00%, due 10/1/38	250,118	282,773
	7.00%, due 2/1/39	105,653	124,564
			61,671,987
	Government National Mortgage Association (Mortgage Pass-Through Securities) 1.9%
	3.50%, due 5/20/42	265,058	276,053
	4.00%, due 1/15/45	1,629,916	1,732,245
	4.00%, due 10/20/45	702,295	753,009
	4.00%, due 7/15/46	1,105,277	1,190,970
	4.50%, due 5/15/41	560,477	624,904
	4.50%, due 7/15/41	108,204	117,686
	4.50%, due 8/15/41	1,040,509	1,135,104
	4.50%, due 10/20/41	637,570	681,527
	4.50%, due 5/15/44	353,081	382,471
	4.50%, due 8/15/46	1,644,853	1,779,213
	4.90%, due 10/15/34	541,835	616,372
	5.00%, due 10/15/39	199,136	220,069
	5.00%, due 11/15/39	324,477	356,725
	5.00%, due 1/15/40	112,297	123,472
	5.00%, due 5/15/40	179,752	200,065
	5.00%, due 7/15/40	486,849	535,393
	5.00%, due 2/15/41	357,779	394,678
	5.00%, due 5/15/41	135,850	151,182
	5.00%, due 9/15/41	100,611	112,691
	5.00%, due 6/15/44	703,667	786,157
	5.00%, due 7/15/44	210,821	234,989
	5.00%, due 12/20/44	308,075	345,804
	5.10%, due 1/15/32	502,641	573,563
	5.50%, due 9/15/35	57,955	66,566
	5.50%, due 8/15/39	1,363,505	1,581,896
	5.50%, due 10/15/39	398,910	461,445
	5.50%, due 1/20/42	224,622	247,733
	5.50%, due 5/20/42	284,827	315,386
	5.50%, due 7/20/42	403,406	445,740
	6.00%, due 11/20/34	208,951	241,269
	6.00%, due 1/20/39	96,028	108,820
	6.00%, due 12/20/41	393,057	448,218
	6.00%, due 1/20/42	431,692	493,946
	6.00%, due 2/20/42	402,530	462,250
	6.00%, due 3/20/42	63,211	72,330
	6.00%, due 4/20/42	319,807	366,819
	6.00%, due 5/20/42	129,270	145,788
	6.00%, due 7/20/42	79,771	89,393
	6.00%, due 8/20/42	91,931	105,808
	6.00%, due 9/20/42	188,842	214,105
	6.00%, due 11/20/42	78,351	89,659
	6.00%, due 2/20/43	118,101	135,075
	7.50%, due 8/15/33	356,832	417,342
			19,833,930
¤	United States Treasury Bonds 1.9%
	2.25%, due 8/15/46	5,901,000	4,994,181
	2.875%, due 11/15/46	15,465,000	15,005,272
			19,999,453
¤	United States Treasury Notes 3.2%
	1.00%, due 11/15/19	2,026,000	2,003,682
	1.125%, due 2/28/19	2,022,000	2,017,418
	1.25%, due 10/31/21	4,173,000	4,056,123
	1.625%, due 2/15/26	1,143,000	1,074,643
	1.875%, due 2/28/22	294,000	293,368
	2.00%, due 2/15/25	654,000	639,566
	2.00%, due 11/15/26	9,939,000	9,601,233
	2.125%, due 2/29/24	3,875,000	3,854,110
	2.25%, due 11/15/25	5,553,000	5,505,061
	2.25%, due 2/15/27	3,418,000	3,374,342
	2.50%, due 5/15/24	738,000	751,232
			33,170,778
	Total U.S. Government & Federal Agencies (Cost $149,695,243)		148,779,532

	Total Long-Term Bonds (Cost $372,728,349)		373,357,282

		Shares
	Common Stocks 63.4%
	Aerospace & Defense 4.9%
¤	Boeing Co.	166,483	29,444,184
	General Dynamics Corp.	57,776	10,815,667
	Northrop Grumman Corp.	47,305	11,251,021
			51,510,872
	Agriculture 2.4%
¤	Altria Group, Inc.	352,046	25,143,125

	Apparel 1.6%
	NIKE, Inc. Class B	305,651	17,033,930

	Auto Manufacturers 1.6%
	General Motors Co.	464,725	16,432,676

	Banks 2.5%
	Morgan Stanley	312,746	13,398,039
	U.S. Bancorp	245,765	12,656,897
			26,054,936
	Biotechnology 2.3%
¤	Amgen, Inc.	149,868	24,588,843

	Building Materials 0.3%
	Vulcan Materials Co.	25,795	3,107,782

	Chemicals 2.1%
¤	LyondellBasell Industries N.V. Class A	238,382	21,738,055

	Commercial Services 0.5%
	Automatic Data Processing, Inc.	56,068	5,740,803

	Computers 2.6%
	Accenture PLC Class A	73,793	8,846,305
	Apple, Inc.	127,489	18,315,070
			27,161,375
	Cosmetics & Personal Care 0.5%
	Estee Lauder Cos., Inc. Class A	63,169	5,356,100

	Electronics 1.6%
	Honeywell International, Inc.	138,719	17,321,842

	Entertainment 0.8%
	Madison Square Garden Co. Class A (f)	14,595	2,914,767
	Six Flags Entertainment Corp.	89,810	5,342,797
			8,257,564
	Finance - Consumer Loans 1.5%
	Synchrony Financial	464,474	15,931,458

	Finance - Credit Card 2.7%
¤	Mastercard, Inc. Class A	249,773	28,091,969

	Finance - Investment Banker/Broker 1.1%
	TD Ameritrade Holding Corp.	312,504	12,143,905

	Finance - Other Services 1.8%
	CME Group, Inc.	161,111	19,139,987

	Food 1.9%
	Hershey Co.	69,766	7,621,936
	Kroger Co.	205,586	6,062,731
	Sysco Corp.	115,271	5,984,870
			19,669,537
	Health Care - Products 1.4%
	Medtronic PLC	177,931	14,334,121

	Health Care - Services 0.8%
	Aetna, Inc.	68,228	8,702,481

	Household Products & Wares 0.9%
	Kimberly-Clark Corp.	72,808	9,583,717

	Internet 3.7%
¤	Alphabet, Inc. Class C (f)	26,392	21,893,748
	Priceline Group, Inc. (f)	9,655	17,185,610
			39,079,358
	Leisure Time 0.7%
	Norwegian Cruise Line Holdings, Ltd. (f)	136,566	6,927,993

	Media 2.5%
	Comcast Corp. Class A	465,392	17,494,085
	Time Warner, Inc.	86,648	8,466,376
			25,960,461

	Oil & Gas 0.3%
	Suncor Energy, Inc.	100,156	3,075,061

	Pharmaceuticals 2.6%
	AbbVie, Inc.	103,197	6,724,316
	Allergan PLC	23,930	5,717,356
	Bristol-Myers Squibb Co.	208,716	11,349,976
	Eli Lilly & Co.	39,645	3,334,541
			27,126,189
	Private Equity 1.2%
	Blackstone Group L.P.	438,643	13,027,697

	Real Estate 0.9%
	CBRE Group, Inc. Class A (f)	284,626	9,902,139

	Real Estate Investment Trusts 2.3%
	Colony NorthStar, Inc. Class A	475,710	6,141,416
	Colony Starwood Homes	86,277	2,929,104
	Crown Castle International Corp.	50,803	4,798,344
	MGM Growth Properties LLC Class A	119,447	3,231,041
	Outfront Media, Inc.	251,624	6,680,617
			23,780,522
	Retail 4.5%
	Costco Wholesale Corp.	117,713	19,739,293
	Home Depot, Inc.	100,321	14,730,132
	McDonald's Corp.	28,660	3,714,623
	Starbucks Corp.	155,549	9,082,506
			47,266,554
	Semiconductors 0.6%
	Intel Corp.	169,263	6,105,316

	Software 5.1%
	Adobe Systems, Inc. (f)	150,270	19,554,635
¤	Microsoft Corp.	510,197	33,601,575
			53,156,210
	Toys, Games & Hobbies 1.1%
	Hasbro, Inc.	60,465	6,035,616
	Mattel, Inc.	230,832	5,911,608
			11,947,224
	Transportation 2.1%
	CSX Corp.	324,496	15,105,289
	United Parcel Service, Inc. Class B	64,672	6,939,305
			22,044,594
	Total Common Stocks (Cost $544,151,591)		666,444,396

	Preferred Stocks 0.4%
	Banks 0.3%
	Citigroup Capital XIII 7.409% (b)	66,525	1,772,891
	Morgan Stanley (b)
	6.875%	12,358	348,496
	7.125%	13,885	404,470
			2,525,857
	Finance - Credit Card 0.1%
	Discover Financial Services 6.50%	50,050	1,298,798

	Miscellaneous - Manufacturing 0.0%‡
	General Electric Co. 4.70%	4,002	102,731

	Total Preferred Stocks (Cost $3,763,101)		3,927,386

	Principal Amount
Short-Term Investment 0.6%
Repurchase Agreement 0.6%
Fixed Income Clearing Corp. 0.09%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $6,730,049 (Collateralized by a United States Treasury Note with a rate of 3.625% and a maturity date of 2/15/20, with a Principal Amount of $6,455,000 and a Market Value of $6,868,178)	$6,729,999	6,729,999

Total Short-Term Investment (Cost $6,729,999)		6,729,999

Total Investments (Cost $927,373,040) (g)	100.0%	1,050,459,063
Other Assets, Less Liabilities	0.0 ‡	27,375
Net Assets	100.0%	$1,050,486,438

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of March 31, 2017.
(c)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of March 31, 2017.
(d)	Illiquid security - As of March 31, 2017, the total market value of this security deemed illiquid under procedures approved by the Board of Trustees was $923,583, which represented 0.1% of the Portfolio's net assets.
(e)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2017.
(f)	Non-income producing security.
(g)	As of March 31, 2017, cost was $931,094,018 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$132,502,173
Gross unrealized depreciation	(13,137,128)
Net unrealized appreciation	$119,365,045

The following abbreviation is used in the preceding pages:

TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$13,461,809	$—	$13,461,809
Corporate Bonds	—	179,004,288	—	179,004,288
Mortgage-Backed Securities	—	11,495,061	—	11,495,061
Floating Rate Loans	—	20,019,821	—	20,019,821
Foreign Floating Rate Loan	—	596,771	—	596,771
U.S. Government & Federal Agencies	—	148,779,532	—	148,779,532
Total Long-Term Bonds	—	373,357,282	—	373,357,282
Common Stocks	666,444,396	—	—	666,444,396
Preferred Stocks	3,927,386	—	—	3,927,386
Short-Term Investment
Repurchase Agreement	—	6,729,999	—	6,729,999
Total Investments in Securities	$670,371,782	$380,087,281	$—	$1,050,459,063

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2017, the Portfolio did not have any transfers among levels.

As of March 31, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Large Cap Growth Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 99.6% †
	Aerospace & Defense 3.9%
	General Dynamics Corp.	55,450	$10,380,240
	Northrop Grumman Corp.	35,800	8,514,672
	Raytheon Co.	102,750	15,669,375
			34,564,287
	Airlines 2.3%
	Delta Air Lines, Inc.	193,900	8,911,644
	Southwest Airlines Co.	216,700	11,649,792
			20,561,436
	Banks 2.4%
	JPMorgan Chase & Co.	128,000	11,243,520
	Wells Fargo & Co.	184,600	10,274,836
			21,518,356
	Biotechnology 5.2%
	Biogen, Inc. (a)	54,000	14,764,680
¤	Celgene Corp. (a)	180,370	22,443,439
	Regeneron Pharmaceuticals, Inc. (a)	23,610	9,149,111
			46,357,230
	Capital Markets 2.1%
	Intercontinental Exchange, Inc.	169,900	10,171,913
	Moody's Corp.	81,140	9,090,926
			19,262,839
	Chemicals 2.2%
	Ecolab, Inc.	72,650	9,105,951
	Sherwin-Williams Co.	33,980	10,540,256
			19,646,207
	Food & Staples Retailing 1.3%
	Costco Wholesale Corp.	69,250	11,612,533

	Health Care Equipment & Supplies 3.7%
	Boston Scientific Corp. (a)	386,900	9,622,203
	Danaher Corp.	147,100	12,581,463
	Edwards Lifesciences Corp. (a)	116,575	10,966,210
			33,169,876
	Health Care Providers & Services 3.0%
¤	UnitedHealth Group, Inc.	161,650	26,512,217

	Hotels, Restaurants & Leisure 2.9%
	Hilton Worldwide Holdings, Inc.	178,500	10,435,110
	Starbucks Corp.	271,760	15,868,066
			26,303,176
	Industrial Conglomerates 1.8%
	Honeywell International, Inc.	131,525	16,423,527

	Internet & Direct Marketing Retail 8.3%
¤	Amazon.com, Inc. (a)	41,930	37,172,622
	Ctrip.com International, Ltd., ADR (a)	197,700	9,716,955
	Expedia, Inc.	77,120	9,730,231
	Priceline Group, Inc. (a)	9,800	17,443,706
			74,063,514
	Internet Software & Services 10.7%
	Alibaba Group Holding, Ltd., Sponsored ADR (a)	143,700	15,495,171
¤	Alphabet, Inc. (a)
	Class A	25,925	21,979,215
	Class C	28,299	23,475,718
	CoStar Group, Inc. (a)	46,755	9,688,571
¤	Facebook, Inc. Class A (a)	176,450	25,064,723
			95,703,398
	IT Services 11.3%
	Fidelity National Information Services, Inc.	120,800	9,618,096
	Fiserv, Inc. (a)	85,950	9,910,894
	FleetCor Technologies, Inc. (a)	94,100	14,249,563
	Mastercard, Inc. Class A	160,200	18,017,694
	PayPal Holdings, Inc. (a)	294,600	12,673,692
¤	Visa, Inc. Class A	417,000	37,058,790
			101,528,729
	Life Sciences Tools & Services 1.6%
	Thermo Fisher Scientific, Inc.	93,900	14,423,040

	Machinery 1.3%
	Fortive Corp.	186,600	11,237,052

	Media 2.9%
	Comcast Corp. Class A	304,700	11,453,673
	Walt Disney Co.	127,300	14,434,547
			25,888,220
	Multiline Retail 1.1%
	Dollar Tree, Inc. (a)	129,900	10,191,954

	Oil, Gas & Consumable Fuels 1.1%
	Diamondback Energy, Inc. (a)	98,500	10,215,928

	Pharmaceuticals 3.6%
	Eli Lilly & Co.	171,100	14,391,221
	Zoetis, Inc.	338,400	18,060,408
			32,451,629
	Real Estate Investment Trusts 1.1%
	American Tower Corp.	78,900	9,589,506

	Road & Rail 1.2%
	Union Pacific Corp.	102,300	10,835,616

	Semiconductors & Semiconductor Equipment 4.2%
	Broadcom, Ltd.	67,550	14,790,748
	NVIDIA Corp.	49,800	5,424,714
	Skyworks Solutions, Inc.	92,200	9,033,756
	Xilinx, Inc.	149,900	8,677,711
			37,926,929
	Software 10.8%
	Adobe Systems, Inc. (a)	73,650	9,584,075
	Electronic Arts, Inc. (a)	122,700	10,984,104
	Intuit, Inc.	86,700	10,056,333
¤	Microsoft Corp.	367,600	24,210,136
¤	salesforce.com, Inc. (a)	237,900	19,624,371
	ServiceNow, Inc. (a)	126,700	11,082,449
	Splunk, Inc. (a)	175,750	10,947,467
			96,488,935
	Specialty Retail 2.5%
	Home Depot, Inc.	104,700	15,373,101
	O'Reilly Automotive, Inc. (a)	27,350	7,380,124
			22,753,225
	Technology Hardware, Storage & Peripherals 4.5%
¤	Apple, Inc.	280,275	40,264,306

	Textiles, Apparel & Luxury Goods 2.6%
¤	NIKE, Inc. Class B	411,100	22,910,603

	Total Common Stocks (Cost $759,581,244)		892,404,268

	Principal Amount
Short-Term Investments 0.3%
Repurchase Agreements 0.3%
Fixed Income Clearing Corp. 0.09%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $2,569,514 (Collateralized by a United States Treasury Note with a rate of 0.125% and a maturity date of 4/15/20, with a Principal Amount of $2,495,000 and a Market Value of $2,624,236)	$2,569,494	2,569,494
Total Short-Term Investments (Cost $2,569,494)		2,569,494
Total Investments (Cost $762,150,738) (b)	99.9%	894,973,762
Other Assets, Less Liabilities	0.1	1,288,531
Net Assets	100.0%	$896,262,293

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	As of March 31, 2017, cost was $762,835,269 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$135,698,547
Gross unrealized depreciation	(3,560,054)
Net unrealized appreciation	$132,138,493

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$892,404,268	$—	$—	$892,404,268
Short-Term Investments
Repurchase Agreement	—	2,569,494	—	2,569,494
Total Investments in Securities	$892,404,268	$2,569,494	$—	$894,973,762

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2017, the Portfolio did not have any transfers among levels.

As of March 31, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP MFS® Utilities Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 87.6% †
	Commercial Services & Supplies 0.6%
	Covanta Holding Corp.	488,620	$7,671,334

	Diversified Telecommunication Services 7.5%
	Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	3,968,705	7,132,165
	BT Group PLC (United Kingdom)	1,639,702	6,537,048
	Cellnex Telecom S.A. (Spain) (a)	620,155	10,237,970
	Com Hem Holding AB (Sweden)	2,366,328	27,121,011
	Hellenic Telecommunications Organization S.A. (Greece)	926,628	8,699,034
	Koninklijke KPN N.V. (Netherlands)	3,668,336	11,047,472
	Orange S.A. (France)	654,773	10,173,823
	SBA Communications Corp. (New Zealand) (b)	50,221	6,045,102
	TDC A/S (Denmark)	1,588,292	8,190,171
	Telefonica Brasil S.A. (Brazil) ADR	181,386	2,693,582
			97,877,378
	Electric Utilities 28.7%
¤	American Electric Power Co., Inc.	436,593	29,308,488
	Avangrid, Inc.	291,877	12,474,823
	CLP Holdings, Ltd. (Hong Kong)	63,500	663,884
	Duke Energy Corp.	93,197	7,643,086
	Edison International	196,426	15,637,474
	EDP - Energias de Portugal S.A. (Portugal)	8,222,835	27,851,477
	Emera, Inc. (Canada)	35,962	1,270,440
¤	Enel S.p.A. (Italy)	7,895,688	37,179,645
¤	Exelon Corp.	1,479,053	53,216,327
	Great Plains Energy, Inc.	224,926	6,572,338
	Iberdrola S.A. (Spain)	2,521,019	18,032,578
¤	NextEra Energy, Inc.	450,201	57,792,302
¤	PG&E Corp.	574,585	38,129,461
¤	PPL Corp.	1,348,104	50,405,608
	SSE PLC (United Kingdom)	882,046	16,311,510
	Transmissora Alianca de Energia Eletrica S.A. (Brazil)	377,727	2,769,065
			375,258,506
	Gas Utilities 1.5%
	China Resources Gas Group, Ltd. (China)	3,868,000	13,687,190
	Infraestructura Energetica Nova S.A.B. de C.V. (Mexico)	1,213,327	5,796,958
	National Fuel Gas Co.	10,842	646,400
			20,130,548
	Independent Power & Renewable Electricity Producers 13.7%
	AES Corp.	1,763,571	19,716,724
	Calpine Corp. (b)	2,434,537	26,901,634
	China Longyuan Power Group Corp., Ltd. Class H (China)	9,437,000	7,334,425
	Dynegy, Inc. (b)	1,645,013	12,929,802
¤	EDP Renovaveis S.A. (Spain)	6,256,679	46,261,818
	Engie Brasil Energia S.A. (Brazil)	538,000	6,078,407
	NextEra Energy Partners, L.P.	486,011	16,101,544
	NRG Energy, Inc.	1,291,244	24,146,263
	NRG Yield, Inc.
	Class A	535,489	9,312,154
	Class C	485,586	8,594,872
	NTPC, Ltd. (India)	789,412	2,016,231
			179,393,874
	Media 4.2%
	Charter Communications, Inc. Class A (b)	70,537	23,088,171
	Comcast Corp. Class A	645,518	24,265,022
	NOS SGPS S.A. (Portugal)	1,517,886	8,274,523
			55,627,716
	Multi-Utilities 8.7%
	Ameren Corp.	204,915	11,186,310
	CMS Energy Corp.	15,021	672,040
	DTE Energy Co.	139,932	14,288,456
	Innogy S.E. (Germany) (a)(b)	217,720	8,218,649
	Public Service Enterprise Group, Inc.	264,869	11,746,940
	RWE A.G. (Germany) (b)	460,317	7,628,712
¤	Sempra Energy	464,226	51,296,973
	Suez (France)	524,656	8,286,402
			113,324,482
	Oil, Gas & Consumable Fuels 17.5%
	American Midstream Partners, L.P.	70,802	1,051,410
	Cheniere Energy, Inc. (b)	288,729	13,648,220
	Enable Midstream Partners, L.P.	250,641	4,183,198
	Enbridge, Inc. (Canada)	523,168	21,916,524
	Energy Transfer Partners, L.P.	608,957	22,239,110
¤	Enterprise Products Partners, L.P.	1,081,324	29,855,356
	EQT GP Holdings, L.P.	164,818	4,512,717
	EQT Midstream Partners, L.P.	228,452	17,567,959
	Kinder Morgan, Inc.	331,008	7,196,114
	Plains All American Pipeline, L.P.	110,783	3,501,851
	Plains GP Holdings, L.P. Class A	425,828	13,311,383
	SemGroup Corp. Class A	140,623	5,062,428
	Shell Midstream Partners, L.P.	228,557	7,366,392
	Sunoco Logistics Partners, L.P.	479,558	11,710,806
	Tallgrass Energy GP, L.P.	298,479	8,584,256
	Targa Resources Corp.	54,486	3,263,711
	TransCanada Corp. (Canada)	350,060	16,154,590
	Western Gas Equity Partners, L.P.	212,606	9,801,137
	Williams Cos., Inc.	551,455	16,317,553
	Williams Partners, L.P.	275,395	11,244,378
			228,489,093
	Real Estate Investment Trusts 2.1%
	American Tower Corp.	228,690	27,794,983

	Water Utilities 0.1%
	Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	94,100	979,595

	Wireless Telecommunication Services 3.0%
	Advanced Info Service PCL (Thailand)	1,395,700	7,290,743
	KDDI Corp. (Japan)	360,100	9,451,291
	Mobile TeleSystems PJSC (Russia) Sponsored ADR	893,298	9,853,077
	PT XL Axiata Tbk (Indonesia) (b)	24,250,000	5,568,646
	Vodafone Group PLC (United Kingdom)	2,650,994	6,911,899
			39,075,656
	Total Common Stocks (Cost $1,109,167,284)		1,145,623,165

	Convertible Preferred Stocks 8.0%
	Diversified Telecommunication Services 0.5%
	Frontier Communications Corp. 11.125%	133,379	6,570,250

	Electric Utilities 4.5%
¤	Exelon Corp. 6.50%	663,516	32,751,150
	Great Plains Energy, Inc. 7.00%	122,248	6,568,385
	Nextera Energy, Inc.
	6.123%	263,256	13,426,056
	6.371%	106,095	6,406,016
			59,151,607
	Independent Power & Renewable Electricity Producers 0.6%
	Dynegy, Inc.
	5.375%	173,984	5,045,536
	7.00%	54,591	3,207,221
			8,252,757
	Multi-Utilities 1.0%
	Dominion Resources, Inc. 6.75%	262,456	13,353,761

	Oil, Gas & Consumable Fuels 0.8%
	Anadarko Petroleum Corp. 7.50%	240,489	10,458,867

	Real Estate Investment Trusts 0.6%
	American Tower Corp. 5.50%	63,982	7,146,789

	Total Convertible Preferred Stocks (Cost $119,327,764)		104,934,031

	Preferred Stocks 0.3%
	Electric Utilities 0.3%
	Cia Paranaense de Energia Class B (Brazil) 4.06%	308,900	3,230,495

	Total Preferred Stocks (Cost $3,482,278)		3,230,495

	Principal Amount
Short-Term Investments 4.5%
Financial Company Commercial Paper 2.6%
GE Capital Treasury 0.821%, due 4/3/17 (c)	$33,842,000	33,840,476
Total Financial Company Commercial Paper (Cost $33,840,476)		33,840,476
Repurchase Agreement 0.8%
Fixed Income Clearing Corp. 0.09%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $10,638,095 (Collateralized by a United States Treasury Note with a rate of 3.625% and a maturity date of 2/15/20, with a Principal Amount of $10,200,000 and a Market Value of $10,852,892)	10,638,016	10,638,016
Total Repurchase Agreement (Cost $10,638,016)		10,638,016
U.S. Government & Federal Agencies 1.1%
Federal Home Loan Bank Discount Notes (c)
0.304%, due 4/3/17	10,811,000	10,810,820
0.456%, due 4/3/17	3,603,000	3,602,910
Total U.S. Government & Federal Agencies (Cost $14,413,730)		14,413,730
Total Short-Term Investments (Cost $58,892,222)		58,892,222
Total Investments (Cost $1,290,869,548) (d)	100.4%	1,312,679,913
Other Assets, Less Liabilities	(0.4)	(5,461,110)
Net Assets	100.0%	$1,307,218,803

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2017, excluding short-term investments. May be subject to change daily.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	Interest rate shown represents yield to maturity.
(d)	As of March 31, 2017, cost was $1,292,230,719 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$131,663,936
Gross unrealized depreciation	(111,214,742)
Net unrealized appreciation	$20,449,194

As of March 31, 2017, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)
Euro vs. U.S Dollar	4/18/17	JPMorgan Chase Bank N.A.	EUR	656,000	$701,428	$(1,174)
Euro vs. U.S. Dollar	6/9/17	BNP Paribas S.A.		594,258	634,334	1,555
Euro vs. U.S. Dollar	6/9/17	JPMorgan Chase Bank N.A.		412,951	438,904	2,977
Euro vs. U.S. Dollar	6/9/17	Morgan Stanley & Co.		624,936	672,373	(3,656)

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased
Canadian Dollar vs. U.S. Dollar	6/9/17	Citibank N.A.	CAD	30,253,141	22,578,403	(190,963)
Canadian Dollar vs. U.S. Dollar	6/9/17	Deutsche Bank AG		319,227	240,020	(239)
Canadian Dollar vs. U.S. Dollar	6/9/17	Morgan Stanley & Co.		2,161,026	1,608,551	(17,899)
Euro vs. U.S. Dollar	6/9/17	Citibank N.A.	EUR	1,206,733	1,282,678	(8,594)
Euro vs. U.S. Dollar	6/9/17	JPMorgan Chase Bank N.A.		98,884,100	105,026,780	(784,760)
Euro vs. U.S. Dollar	6/9/17	Morgan Stanley & Co.		1,989,426	2,116,024	(12,774)
Euro vs. U.S. Dollar	6/9/17	Barclays Bank PLC		511,685	549,824	2,292
Euro vs. U.S. Dollar	6/9/17	BNP Paribas S.A.		3,196,467	3,396,805	(23,594)
Euro vs. U.S. Dollar	6/9/17	HSBC Bank USA		3,834,026	4,075,512	(27,111)
Pound Sterling vs. U.S. Dollar	6/9/17	Barclays Bank PLC	GBP	15,589,282	19,073,596	(488,153)
Pound Sterling vs. U.S. Dollar	6/9/17	Deutsche Bank AG		102,590	128,263	(469)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(1,552,562)

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,145,623,165	$—	$—	$1,145,623,165
Convertible Preferred Stocks	104,934,031	—	—	104,934,031
Preferred Stocks	3,230,495	—	—	3,230,495
Short-Term Investments
Financial Company Commercial Paper	—	33,840,476	—	33,840,476
Repurchase Agreements	—	10,638,016	—	10,638,016
U.S. Government & Federal Agencies	—	14,413,730	—	14,413,730
Total Short-Term Investments	—	58,892,222	—	58,892,222
Total Investments in Securities	1,253,787,691	58,892,222	—	1,312,679,913
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	6,824	—	6,824
Total Investments in Securities and Other Financial Instruments	$1,253,787,691	$58,899,046	$—	$1,312,686,737

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(1,559,386)	$—	$(1,559,386)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2017, certain foreign equity securities with a market value of $284,412,844 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

As of March 31, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Mid Cap Core Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 98.0% †
	Aerospace & Defense 2.1%
	Arconic, Inc.	122,808	$3,234,763
	Huntington Ingalls Industries, Inc.	30,438	6,094,905
	L-3 Technologies, Inc.	23,140	3,824,810
	Spirit AeroSystems Holdings, Inc. Class A	103,251	5,980,298
			19,134,776
	Airlines 1.5%
	Alaska Air Group, Inc.	12,156	1,121,026
	Copa Holdings S.A. Class A	51,998	5,836,776
	JetBlue Airways Corp. (a)	235,664	4,857,035
	United Continental Holdings, Inc. (a)	31,438	2,220,780
			14,035,617
	Auto Components 1.1%
	Adient PLC	6,459	469,375
	Delphi Automotive PLC	31,932	2,570,207
	Goodyear Tire & Rubber Co.	15,421	555,156
	Lear Corp.	45,503	6,442,315
			10,037,053
	Automobiles 0.1%
	Harley-Davidson, Inc.	19,470	1,177,935
	Thor Industries, Inc.	398	38,260
			1,216,195
	Banks 4.1%
	CIT Group, Inc.	140,723	6,041,238
	Citizens Financial Group, Inc.	175,221	6,053,886
	Commerce Bancshares, Inc.	2,211	124,170
	Fifth Third Bancorp	220,560	5,602,224
	First Hawaiian, Inc.	160,545	4,803,506
	KeyCorp	379,181	6,741,838
¤	SunTrust Banks, Inc.	151,533	8,379,775
			37,746,637
	Beverages 0.8%
	Dr. Pepper Snapple Group, Inc.	78,701	7,706,402

	Biotechnology 0.6%
	Incyte Corp. (a)	895	119,635
	United Therapeutics Corp. (a)	39,832	5,392,456
			5,512,091
	Building Products 1.2%
	Fortune Brands Home & Security, Inc.	149	9,066
	Johnson Controls International PLC	129,625	5,459,805
	Owens Corning	100,075	6,141,603
			11,610,474
	Capital Markets 2.6%
	Ameriprise Financial, Inc.	50,498	6,548,581
	Artisan Partners Asset Management, Inc. Class A	60,717	1,675,789
	E*TRADE Financial Corp. (a)	90,507	3,157,789
	Eaton Vance Corp.	18,864	848,126
	Lazard, Ltd. Class A	131,376	6,041,982
	LPL Financial Holdings, Inc.	136,257	5,427,116
	Morningstar, Inc.	743	58,400
	Raymond James Financial, Inc.	9,154	698,084
			24,455,867
	Chemicals 1.5%
	Cabot Corp.	94,212	5,644,241
	Huntsman Corp.	152,601	3,744,828
	Mosaic Co.	162,109	4,730,341
			14,119,410
	Commercial Services & Supplies 0.2%
	Republic Services, Inc.	24,299	1,526,220

	Communications Equipment 2.2%
	ARRIS International PLC (a)	143,004	3,782,456
	CommScope Holding Co., Inc. (a)	118,211	4,930,581
	EchoStar Corp. Class A (a)	29,104	1,657,473
	F5 Networks, Inc. (a)	44,081	6,284,628
	Juniper Networks, Inc.	94,317	2,624,842
	Motorola Solutions, Inc.	291	25,090
	Palo Alto Networks, Inc. (a)	6,603	744,026
			20,049,096
	Consumer Finance 0.1%
	OneMain Holdings, Inc. (a)	431	10,710
	Synchrony Financial	37,193	1,275,720
			1,286,430
	Containers & Packaging 1.6%
	Berry Plastics Group, Inc. (a)	118,211	5,741,508
	Packaging Corp. of America	56,040	5,134,385
	Silgan Holdings, Inc.	30,905	1,834,521
	WestRock Co.	35,409	1,842,330
			14,552,744
	Distributors 0.0%‡
	Genuine Parts Co.	4,243	392,096

	Diversified Consumer Services 0.4%
	Graham Holdings Co. Class B	2,131	1,277,641
	H&R Block, Inc.	118,309	2,750,684
			4,028,325
	Electric Utilities 1.9%
¤	Edison International	105,228	8,377,201
	Entergy Corp.	10,679	811,177
	Eversource Energy	543	31,918
	FirstEnergy Corp.	56,098	1,785,038
	Xcel Energy, Inc.	150,753	6,700,971
			17,706,305
	Electrical Equipment 0.1%
	Regal Beloit Corp.	7,162	541,805

	Electronic Equipment, Instruments & Components 1.4%
	CDW Corp.	89,043	5,138,672
	Jabil Circuit, Inc.	212,956	6,158,687
	Zebra Technologies Corp. Class A (a)	19,492	1,778,645
			13,076,004
	Energy Equipment & Services 1.0%
	Nabors Industries, Ltd.	13,056	170,642
	National Oilwell Varco, Inc.	15,718	630,135
	Oceaneering International, Inc.	100,468	2,720,673
	Transocean, Ltd. (a)	437,719	5,449,601
			8,971,051
	Food Products 4.0%
	Bunge, Ltd.	61,909	4,906,908
	Campbell Soup Co.	103,638	5,932,239
	ConAgra Brands, Inc.	61,745	2,490,793
	Flowers Foods, Inc.	277,808	5,392,253
	Hershey Co.	283	30,918
	Ingredion, Inc.	44,198	5,322,765
	Pilgrim's Pride Corp.	245,400	5,522,727
	Tyson Foods, Inc. Class A	119,825	7,394,401
			36,993,004
	Health Care Equipment & Supplies 2.4%
	Alere, Inc. (a)	140,954	5,600,103
	C.R. Bard, Inc.	5,951	1,479,062
	Hill-Rom Holdings, Inc.	44,605	3,149,113
	Hologic, Inc. (a)	160,564	6,831,998
	IDEXX Laboratories, Inc. (a)	18,066	2,793,184
	Intuitive Surgical, Inc. (a)	1,998	1,531,407
	Varian Medical Systems, Inc. (a)	13,477	1,228,159
	Zimmer Biomet Holdings, Inc.	101	12,333
			22,625,359
	Health Care Providers & Services 2.4%
	AmerisourceBergen Corp.	75,603	6,690,866
	Centene Corp. (a)	96,297	6,862,124
	DaVita, Inc. (a)	36,957	2,511,967
	Universal Health Services, Inc. Class B	3,270	406,952
	WellCare Health Plans, Inc. (a)	41,816	5,863,021
			22,334,930
	Health Care Technology 1.1%
	Allscripts Healthcare Solutions, Inc. (a)	440,524	5,585,844
	Cerner Corp. (a)	75,663	4,452,768
			10,038,612
	Hotels, Restaurants & Leisure 5.0%
	Aramark	171,978	6,340,829
	Brinker International, Inc.	40,911	1,798,448
	Darden Restaurants, Inc.	82,137	6,872,403
	Extended Stay America, Inc.	280,761	4,475,330
	Hilton Worldwide Holdings, Inc.	24,646	1,440,805
	International Game Technology PLC	210,516	4,989,229
	Panera Bread Co. Class A (a)	6,425	1,682,515
	Royal Caribbean Cruises, Ltd.	74,364	7,295,852
	Six Flags Entertainment Corp.	93,019	5,533,700
	Wyndham Worldwide Corp.	75,741	6,384,209
			46,813,320
	Household Durables 0.0%‡
	Tupperware Brands Corp.	1,069	67,048

	Household Products 0.7%
	Energizer Holdings, Inc.	12,175	678,756
	Spectrum Brands Holdings, Inc.	39,661	5,513,276
			6,192,032
	Industrial Conglomerates 0.3%
	Carlisle Cos., Inc.	25,456	2,708,773

	Insurance 6.5%
	Alleghany Corp. (a)	1,135	697,639
	American Financial Group, Inc.	30,569	2,916,894
	AmTrust Financial Services, Inc.	185,185	3,418,515
	Aspen Insurance Holdings, Ltd.	4,727	246,040
	Assurant, Inc.	28,194	2,697,320
	Assured Guaranty, Ltd.	141,693	5,258,227
	Axis Capital Holdings, Ltd.	32,978	2,210,515
	CNA Financial Corp.	31,376	1,385,878
	Everest Re Group, Ltd.	27,218	6,363,841
	First American Financial Corp.	59,389	2,332,800
	FNF Group	169,296	6,592,386
	Hanover Insurance Group, Inc.	11,644	1,048,659
	Hartford Financial Services Group, Inc.	55,188	2,652,887
	Lincoln National Corp.	51,225	3,352,676
	Old Republic International Corp.	211,642	4,334,428
	Principal Financial Group, Inc.	6,000	378,660
	Progressive Corp.	7,458	292,205
	RenaissanceRe Holdings, Ltd.	39,958	5,779,925
	Unum Group	95,791	4,491,640
	Validus Holdings, Ltd.	58,251	3,284,774
	XL Group, Ltd.	9,730	387,838
			60,123,747
	Internet & Direct Marketing Retail 0.8%
	Expedia, Inc.	56,860	7,174,026

	Internet Software & Services 1.6%
	Akamai Technologies, Inc. (a)	102,880	6,141,936
	GoDaddy, Inc. Class A (a)	66,979	2,538,504
	Twitter, Inc. (a)	1,107	16,550
	VeriSign, Inc. (a)	72,376	6,304,673
			15,001,663
	IT Services 2.4%
	Computer Sciences Corp.	66,975	4,621,945
	CoreLogic, Inc. (a)	139,826	5,693,715
	CSRA, Inc.	111,315	3,260,416
	Fidelity National Information Services, Inc.	22,910	1,824,094
	First Data Corp. Class A (a)	124,488	1,929,564
	Fiserv, Inc. (a)	4,032	464,930
	Teradata Corp. (a)	74,578	2,320,867
	Western Union Co.	114,544	2,330,971
			22,446,502
	Life Sciences Tools & Services 0.1%
	Charles River Laboratories International, Inc. (a)	4,862	437,337
	Waters Corp. (a)	180	28,136
			465,473
	Machinery 2.4%
	Allison Transmission Holdings, Inc.	21,073	759,892
	Oshkosh Corp.	83,120	5,701,201
	Terex Corp.	94,958	2,981,681
	Timken Co.	122,704	5,546,221
	Toro Co.	26,478	1,653,816
	Trinity Industries, Inc.	206,962	5,494,841
			22,137,652
	Media 4.6%
	AMC Networks, Inc. Class A (a)	95,639	5,612,096
	Cable One, Inc.	3,116	1,945,849
	Cinemark Holdings, Inc.	52,156	2,312,597
	Clear Channel Outdoor Holdings, Inc. Class A	47,455	287,103
	Interpublic Group of Cos., Inc.	64,510	1,585,011
	Liberty SiriusXM Group (a)
	Class A	75,279	2,929,859
	Class C	76,036	2,948,676
	Lions Gate Entertainment Corp. Class A	101,403	2,693,264
	Live Nation Entertainment, Inc. (a)	133,093	4,042,034
¤	Omnicom Group, Inc.	92,031	7,933,992
	Regal Entertainment Group Class A	175,431	3,961,232
	Scripps Networks Interactive, Inc. Class A	23,312	1,826,961
	Sirius XM Holdings, Inc.	317,051	1,632,813
	Tribune Media Co. Class A	70,664	2,633,647
			42,345,134
	Metals & Mining 2.7%
	Freeport-McMoRan, Inc. (a)	218,908	2,924,611
	Newmont Mining Corp.	96,425	3,178,168
	Nucor Corp.	115,817	6,916,591
	Reliance Steel & Aluminum Co.	13,012	1,041,220
	Steel Dynamics, Inc.	170,447	5,924,738
	United States Steel Corp.	157,171	5,313,952
			25,299,280
	Multi-Utilities 2.7%
	Ameren Corp.	53,994	2,947,532
	CenterPoint Energy, Inc.	236,139	6,510,352
	CMS Energy Corp.	12,220	546,723
	Consolidated Edison, Inc.	94,712	7,355,334
	DTE Energy Co.	31,332	3,199,310
	Public Service Enterprise Group, Inc.	54,094	2,399,069
	WEC Energy Group, Inc.	36,885	2,236,338
			25,194,658
	Multiline Retail 0.2%
	Kohl's Corp.	3,582	142,599
	Macy's, Inc.	14,206	421,066
	Nordstrom, Inc.	27,304	1,271,547
			1,835,212
	Oil, Gas & Consumable Fuels 6.1%
	Antero Resources Corp. (a)	10,814	246,667
	Cabot Oil & Gas Corp.	25,449	608,486
	Cimarex Energy Co.	7,091	847,304
	Concho Resources, Inc. (a)	20,087	2,577,965
	CONSOL Energy, Inc. (a)	202,315	3,394,846
	Continental Resources, Inc. (a)	6,279	285,192
	Devon Energy Corp.	94,300	3,934,196
	Diamondback Energy, Inc. (a)	3,822	396,399
	EQT Corp.	18,386	1,123,385
	Hess Corp.	21,579	1,040,324
	HollyFrontier Corp.	64,252	1,820,902
	Laredo Petroleum, Inc. (a)	34,709	506,751
	Marathon Oil Corp.	64,032	1,011,706
¤	Marathon Petroleum Corp.	170,088	8,596,247
	Murphy Oil Corp.	5,761	164,707
	Newfield Exploration Co. (a)	52,440	1,935,560
	Noble Energy, Inc.	85,533	2,937,203
	ONEOK, Inc.	122,902	6,813,687
	PBF Energy, Inc. Class A	3,146	69,747
	QEP Resources, Inc. (a)	63,223	803,564
	Range Resources Corp.	365	10,621
	Rice Energy, Inc. (a)	64,031	1,517,535
	SM Energy Co.	11,043	265,253
	Southwestern Energy Co. (a)	130,086	1,062,803
	Targa Resources Corp.	16,638	996,616
	Tesoro Corp.	49,761	4,033,627
	Whiting Petroleum Corp. (a)	103,094	975,269
¤	Williams Cos., Inc.	282,187	8,349,913
	World Fuel Services Corp.	15,141	548,861
			56,875,336
	Personal Products 0.7%
	Herbalife, Ltd. (a)	14,767	858,553
	Nu Skin Enterprises, Inc. Class A	104,714	5,815,816
			6,674,369
	Professional Services 1.3%
	ManpowerGroup, Inc.	59,646	6,117,890
	Robert Half International, Inc.	121,502	5,932,943
			12,050,833
	Real Estate Investment Trusts 7.3%
	Annaly Capital Management, Inc.	90,664	1,007,277
	Apple Hospitality REIT, Inc.	166,411	3,178,450
	Brixmor Property Group, Inc.	13,658	293,101
	Camden Property Trust	26,242	2,111,431
	Colony NorthStar, Inc. Class A	417,254	5,386,749
	Digital Realty Trust, Inc.	4,290	456,413
	Equinix, Inc.	2,744	1,098,615
	Equity Commonwealth (a)	241	7,524
	Equity LifeStyle Properties, Inc.	66,499	5,124,413
	Federal Realty Investment Trust	1,797	239,900
	Gaming and Leisure Properties, Inc.	12,543	419,187
	HCP, Inc.	62,696	1,961,131
	Hospitality Properties Trust	182,325	5,748,707
	Host Hotels & Resorts, Inc.	378,775	7,067,941
	Iron Mountain, Inc.	1,328	47,370
	Lamar Advertising Co. Class A	65,931	4,927,683
	Outfront Media, Inc.	205,241	5,449,149
	Prologis, Inc.	3,053	158,390
	Senior Housing Properties Trust	245,549	4,972,367
	Starwood Property Trust, Inc.	128,289	2,896,766
	Uniti Group, Inc.	206,434	5,336,319
	Ventas, Inc.	28,538	1,856,112
	VEREIT, Inc.	628,435	5,335,413
	Welltower, Inc.	41,392	2,931,381
	WP Carey, Inc.	142	8,835
			68,020,624
	Real Estate Management & Development 0.2%
	Realogy Holdings Corp.	76,410	2,276,254

	Road & Rail 0.4%
	Avis Budget Group, Inc. (a)	48,279	1,428,093
	Landstar System, Inc.	28,178	2,413,445
			3,841,538
	Semiconductors & Semiconductor Equipment 4.9%
	KLA-Tencor Corp.	25,084	2,384,736
¤	Lam Research Corp.	63,923	8,205,156
¤	Micron Technology, Inc. (a)	347,994	10,057,027
	NVIDIA Corp.	39,299	4,280,840
	ON Semiconductor Corp. (a)	288,623	4,470,770
	Qorvo, Inc. (a)	61,785	4,235,980
	Skyworks Solutions, Inc.	59,746	5,853,913
	Teradyne, Inc.	196,880	6,122,968
			45,611,390
	Software 3.3%
	Cadence Design Systems, Inc. (a)	174,625	5,483,225
	Citrix Systems, Inc. (a)	21,897	1,825,991
¤	Electronic Arts, Inc. (a)	93,271	8,349,620
	Fortinet, Inc. (a)	155,312	5,956,215
	Nuance Communications, Inc. (a)	327,050	5,661,235
	Synopsys, Inc. (a)	49,720	3,586,304
			30,862,590
	Specialty Retail 3.4%
	AutoZone, Inc. (a)	369	266,805
	Best Buy Co., Inc.	150,490	7,396,584
	Burlington Stores, Inc. (a)	29,976	2,916,365
	Foot Locker, Inc.	43,921	3,285,730
	GameStop Corp. Class A	212,716	4,796,746
	Gap, Inc.	107,076	2,600,876
	L Brands, Inc.	1,533	72,204
	Michaels Cos., Inc.(a)	40,710	911,497
	Murphy USA, Inc. (a)	34,766	2,552,520
	O'Reilly Automotive, Inc. (a)	807	217,761
	Ross Stores, Inc.	78,290	5,156,962
	Staples, Inc.	59,475	521,596
	Williams-Sonoma, Inc.	16,674	894,060
			31,589,706
	Technology Hardware, Storage & Peripherals 2.4%
	NCR Corp. (a)	128,477	5,868,829
	NetApp, Inc.	163,119	6,826,530
¤	Western Digital Corp.	106,158	8,761,220
	Xerox Corp.	141,867	1,041,304
			22,497,883
	Textiles, Apparel & Luxury Goods 0.9%
	Kate Spade & Co. (a)	41,302	959,445
	Michael Kors Holdings, Ltd. (a)	155,372	5,921,227
	Skechers U.S.A., Inc. Class A (a)	53,047	1,456,140
			8,336,812
	Thrifts & Mortgage Finance 0.0%‡
	New York Community Bancorp, Inc.	6,844	95,611

	Trading Companies & Distributors 1.9%
	HD Supply Holdings, Inc. (a)	95,958	3,946,273
	MSC Industrial Direct Co., Inc. Class A	478	49,119
	United Rentals, Inc. (a)	52,517	6,567,251
	WESCO International, Inc. (a)	57,389	3,991,405
	WW Grainger, Inc.	12,237	2,848,284
			17,402,332
	Wireless Telecommunication Services 0.8%
	Sprint Corp. (a)	676,144	5,868,930
	Telephone & Data Systems, Inc.	71,285	1,889,765
	United States Cellular Corp. (a)	3,128	116,768
			7,875,463
	Total Common Stocks (Cost $781,658,164)		911,511,764

	Exchange-Traded Funds 1.9% (b)
	S&P 500 Index—SPDR Trust Series 1	9,069	2,137,926
¤	S&P Midcap 400 Index—Midcap SPDR Trust Series 1	49,409	15,436,360

	Total Exchange-Traded Funds (Cost $14,727,605)		17,574,286

		Number of Rights
	Rights 0.0%‡ (a)(c)(d)
	Food & Staples Retailing 0.0%‡
	Safeway Casa Ley CVR, Expires 1/30/19	24,754	25,123
	Safeway PDC LLC CVR, Expires 1/30/18	24,754	1,208
	Total Rights (Cost $26,331)		26,331
	Total Investments (Cost $796,412,100) (e)	99.9%	929,112,381
	Other Assets, Less Liabilities	0.1	604,949
	Net Assets	100.0%	$929,717,330

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of March 31, 2017, the total market value of these securities was $26,331, which represented less than one-tenth of a percent of the Portfolio's net assets.
(d)	Illiquid security - As of March 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $26,331, which represented less than one-tenth of a percent of the Portfolio's net assets.
(e)	As of March 31, 2017, cost was $804,773,410 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$142,212,872
Gross unrealized depreciation	(17,873,901)
Net unrealized appreciation	$124,338,971

The following abbreviations are used in the preceding pages:

CVR	—Contingent Value Right
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$911,511,764	$—	$—	$911,511,764
Exchange-Traded Funds	17,574,286	—	—	17,574,286
Rights (b)	—	—	26,331	26,331
Total Investments in Securities	$929,086,050	$—	$26,331	$929,112,381

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $26,331 are held in Food & Staples Retailing within the Rights section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2017, the Portfolio did not have any transfers among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of March 31, 2017
Rights
Food & Staples Retailing	$26,331	$-	$-	$-	$-	$-	$-	$-	$26,331	$-

MainStay VP Moderate Allocation Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 96.5% †
Equity Funds 63.4%
IQ 50 Percent Hedged FTSE Europe ETF (a)	425,306	$7,791,606
IQ 50 Percent Hedged FTSE International ETF (a)	1,083,738	20,926,981
IQ Global Resources ETF	390,788	10,086,238
MainStay Cushing MLP Premier Fund Class I	611,189	9,290,069
MainStay Emerging Markets Equity Fund Class I	536,669	4,889,058
MainStay Epoch Capital Growth Fund Class I (a)	889,585	9,936,669
MainStay Epoch Global Choice Fund Class I (a)	1,476,010	28,044,198
MainStay Epoch International Choice Fund Class I (a)	1,018,059	32,140,116
MainStay Epoch U.S. All Cap Fund Class I (a)	2,344,610	66,024,205
MainStay Epoch U.S. Equity Yield Fund Class I (a)	432,029	6,696,452
MainStay ICAP Equity Fund Class I	244,620	10,731,481
MainStay International Opportunities Fund Class I (a)	3,102,265	26,400,271
MainStay MAP Equity Fund Class I (a)	1,738,761	70,784,978
MainStay U.S. Equity Opportunities Fund Class I (a)	6,812,945	66,630,607
MainStay VP Absolute Return Multi Strategy Portfolio Initial Class (a)(b)	7,575,978	68,072,226
MainStay VP Cornerstone Growth Portfolio Initial Class (b)	443,637	11,457,196
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	2,065,253	19,854,163
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	914,675	11,837,121
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	5,828,263	48,202,537
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	928,329	13,670,496
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	2,844,131	37,795,626
MainStay VP International Equity Portfolio Initial Class	539,547	7,846,524
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	3,190,056	65,966,289
MainStay VP Mid Cap Core Portfolio Initial Class (a)	3,575,292	50,097,215
MainStay VP S&P 500 Index Portfolio Initial Class	90,318	4,216,683
MainStay VP Small Cap Core Portfolio Initial Class (a)	1,280,452	15,113,994
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	5,087,194	68,283,717
		792,786,716
Fixed Income Funds 33.1%
IQ Enhanced Core Plus Bond U.S. ETF (a)	2,872,554	56,991,471
MainStay High Yield Municipal Bond Fund Class I	1,079,723	13,194,219
MainStay Short Duration High Yield Fund Class I (a)	2,802,255	27,798,371
MainStay Total Return Bond Fund Class I	3,171,510	33,237,422
MainStay VP Bond Portfolio Initial Class (a)	8,450,168	121,523,993
MainStay VP Convertible Portfolio Initial Class (a)	1,966,156	25,051,849
MainStay VP Floating Rate Portfolio Initial Class (a)	7,192,692	65,632,040
MainStay VP High Yield Corporate Bond Portfolio Initial Class	2,853,068	29,081,677
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	1,004,426	8,570,425
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	3,217,807	32,014,453
		413,095,920
Total Affiliated Investment Companies (Cost $1,175,956,876)		1,205,882,636

	Principal Amount
Short-Term Investment 3.6%
Repurchase Agreement 3.6%
Fixed Income Clearing Corp. 0.09%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $44,335,219 (Collateralized by a United States Treasury Note with a rate of 0.125% and a maturity date of 4/15/19, with a Principal Amount of $43,020,000 and a Market Value of $45,226,023)	$44,334,886	44,334,886
Total Short-Term Investment (Cost $44,334,886)		44,334,886
Total Investments (Cost $1,220,291,762) (c)	100.1%	1,250,217,522
Other Assets, Less Liabilities	(0.1)	(990,461)
Net Assets	100.0%	$1,249,227,061

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of March 31, 2017, cost was $1,225,356,566 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$37,365,918
Gross unrealized depreciation	(12,504,962)
Net unrealized appreciation	$24,860,956

The following abbreviation is used in the preceding page:
ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$792,786,716	$—	$—	$792,786,716
Fixed Income Funds	413,095,920	—	—	413,095,920
Short-Term Investment
Repurchase Agreement	—	44,334,886	—	44,334,886
Total Investments in Securities	$1,205,882,636	$44,334,886	$—	$1,250,217,522

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2017, the Portfolio did not have any transfers among levels.

As of March 31, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Growth Allocation Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 95.6% †
Equity Funds 80.4%
IQ 50 Percent Hedged FTSE Europe ETF (a)	629,387	$11,530,370
IQ 50 Percent Hedged FTSE International ETF (a)	1,728,977	33,386,546
IQ Global Resources ETF (a)	871,439	22,491,841
MainStay Cushing MLP Premier Fund Class I	954,840	14,513,565
MainStay Emerging Markets Equity Fund Class I (a)	1,207,808	11,003,135
MainStay Epoch Capital Growth Fund Class I (a)	1,472,428	16,447,015
MainStay Epoch Global Choice Fund Class I (a)	2,452,438	46,596,320
MainStay Epoch International Choice Fund Class I (a)	3,070,516	96,936,204
MainStay Epoch U.S. All Cap Fund Class I (a)	5,071,925	142,825,422
MainStay Epoch U.S. Equity Yield Fund Class I (a)	943,573	14,625,382
MainStay ICAP Equity Fund Class I (a)	580,101	25,449,031
MainStay International Opportunities Fund Class I (a)	9,586,979	81,585,194
MainStay MAP Equity Fund Class I (a)	3,575,618	145,563,406
MainStay U.S. Equity Opportunities Fund Class I (a)	14,697,197	143,738,587
MainStay VP Absolute Return Multi Strategy Portfolio Initial Class (a)(b)	5,494,446	49,369,094
MainStay VP Cornerstone Growth Portfolio Initial Class (b)	760,457	19,639,261
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class (a)	5,695,854	54,756,685
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)	4,563,083	59,052,386
MainStay VP Emerging Markets Equity Portfolio Initial Class (a)	12,250,342	101,316,221
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	1,668,620	24,571,950
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class (a)	8,331,673	110,719,493
MainStay VP International Equity Portfolio Initial Class (a)	2,073,740	30,157,983
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	5,951,180	123,062,799
MainStay VP Mid Cap Core Portfolio Initial Class (a)	9,165,200	128,423,355
MainStay VP S&P 500 Index Portfolio Initial Class	113,295	5,289,413
MainStay VP Small Cap Core Portfolio Initial Class (a)	6,216,957	73,382,698
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	10,919,524	146,569,147
		1,733,002,503
Fixed Income Funds 15.2%
IQ Enhanced Core Plus Bond U.S. ETF	141,577	2,808,888
MainStay High Yield Municipal Bond Fund Class I	172,246	2,104,845
MainStay Short Duration High Yield Fund Class I (a)	4,700,459	46,628,556
MainStay Total Return Bond Fund Class I	267,393	2,802,274
MainStay VP Convertible Portfolio Initial Class (a)	3,386,421	43,148,211
MainStay VP Floating Rate Portfolio Initial Class (a)	12,238,201	111,671,416
MainStay VP High Yield Corporate Bond Portfolio Initial Class (a)	4,749,856	48,415,876
MainStay VP PIMCO Real Return Portfolio Initial Class (a)	1,755,178	14,976,331
MainStay VP Unconstrained Bond Portfolio Initial Class (a)	5,524,593	54,965,024
		327,521,421
Total Affiliated Investment Companies (Cost $1,992,169,111)		2,060,523,924

	Principal Amount
Short-Term Investment 4.5%
Repurchase Agreement 4.5%
Fixed Income Clearing Corp. 0.09%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $96,989,739 (Collateralized by a United States Treasury Note with a rate of 0.125% and a maturity date of 4/15/19, with a Principal Amount of $94,105,000 and a Market Value of $98,930,610)	$96,989,012	96,989,012
Total Short-Term Investment (Cost $96,989,012)		96,989,012
Total Investments (Cost $2,089,158,123) (c)	100.1%	2,157,512,936
Other Assets, Less Liabilities	(0.1)	(1,436,244)
Net Assets	100.0%	$2,156,076,692

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of March 31, 2017, cost was $2,100,458,057 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$85,407,562
Gross unrealized depreciation	(28,352,683)
Net unrealized appreciation	$57,054,879

The following abbreviation is used in the preceding page:
ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$1,733,002,503	$—	$—	$1,733,002,503
Fixed Income Funds	327,521,421	—	—	327,521,421
Short-Term Investment
Repurchase Agreement	—	96,989,012	—	96,989,012
Total Investments in Securities	$2,060,523,924	$96,989,012	$—	$2,157,512,936

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2017, the Portfolio did not have any transfers among levels.

As of March 31, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP PIMCO Real Return Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 127.4% †
	Asset-Backed Securities 3.6%
	Other ABS 3.6%
	Babson CLO, Ltd. Series 2012-2A, Class A1R 2.146%, due 5/15/23 (a)(b)		$745,105	$744,404
	Bayview Opportunity Master Fund IVB Trust Series 2016-RN4, Class A1 3.475%, due 10/28/31 STEP (b)(c)		225,392	226,237
	Cavalry CLO II Series 2A, Class A 2.23%, due 1/17/24 (a)(b)		100,000	99,942
	CIFC Funding, Ltd. Series 2012-2A, Class A1R 2.292%, due 12/5/24 (a)(b)		3,284,802	3,280,433
	Fortress Credit Investments IV, Ltd. Series 2015-4A, Class A 2.12%, due 7/17/23 (a)(b)		448,052	448,055
	GCAT LLC Series 2015-3, Class A1 0.069%, due 10/25/19 STEP (b)(c)		629,101	629,697
	Highlander Euro CDO III B.V. Series 2007-3A, Class A 0.069%, due 5/1/23 (a)(b)	EUR	673,082	713,211
	Malin CLO B.V. Series 2007-1A, Class A1 (zero coupon), due 5/7/23 (a)(b)		166,834	177,925
	Navient Student Loan Trust Series 2016-7A, Class A 1.928%, due 3/25/66 (a)(b)		$586,001	591,799
	OneMain Financial Issuance Trust Series 2014-2A, Class A 2.47%, due 9/18/24 (b)		680,934	682,032
	Palmer Square CLO, Ltd. Series 2013-2A, Class A1A 2.28%, due 10/17/25 (a)(b)		600,000	599,760
	US Residential Opportunity Fund II Trust Series 2016-3II, Class A 3.598%, due 10/27/36 STEP (b)(c)		268,714	267,402
	Venture X CLO, Ltd. Series 2012-10A, Class AR 2.10%, due 7/20/22 (a)(b)		598,882	598,349
	Vericrest Opportunity Loan Trust (b)(c)
	Series 2015-NPL8, Class A1 3.50%, due 6/26/45 STEP		1,151,460	1,155,683
	Series 2017-NPL2, Class A1 3.50%, due 3/25/47 STEP		100,000	100,054
	Series 2014-NP11, Class A1 3.875%, due 4/25/55 STEP		92,408	92,557
	Series 2015-NP13, Class A1 4.125%, due 10/25/45 STEP		247,729	248,267
	Series 2016-NPL2, Class A1 4.25%, due 3/26/46 STEP		503,165	506,948
	Series 2016-NPL3, Class A1 4.25%, due 3/26/46 STEP		216,664	217,698
	Series 2015-NP14, Class A1 4.375%, due 11/27/45 STEP		284,253	287,033
				11,667,486
	Total Asset-Backed Securities (Cost $11,679,639)			11,667,486

	Corporate Bonds 10.3%
	Banks 7.9%
¤	Bank of America N.A. 1.458%, due 5/8/17 (a)		3,600,000	3,601,566
¤	Citigroup, Inc. 1.554%, due 5/1/17 (a)		3,600,000	3,601,325
	Cooperatieve Rabobank UA 1.369%, due 4/28/17 (a)		3,500,000	3,500,868
	Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22		300,000	304,082
	Deutsche Bank A.G. 4.25%, due 10/14/21 (b)		1,500,000	1,537,309
	Goldman Sachs Group, Inc. 2.331%, due 9/15/20 (a)		1,300,000	1,318,827
	ING Bank N.V. 2.625%, due 12/5/22 (b)		400,000	398,610
	Intesa Sanpaolo S.p.A. 6.50%, due 2/24/21 (b)		400,000	441,848
¤	Nykredit Realkredit A/S
	1.00%, due 4/1/17	DKK	3,000,000	430,209
	1.00%, due 7/1/17		9,600,000	1,380,489
	2.00%, due 4/1/17		1,700,000	243,758
	2.00%, due 7/1/17		6,900,000	995,091
	2.00%, due 10/1/17		3,600,000	522,469
	Series Reg S 2.50%, due 10/1/47		2,465,888	358,907
¤	Realkredit Danmark A/S
	1.00%, due 4/1/17		17,100,000	2,450,953
	1.00%, due 4/1/18		500,000	72,700
	2.00%, due 4/1/17		21,600,000	3,096,941
	2.50%, due 10/1/47		1,818,683	265,590
	Royal Bank of Scotland PLC 6.934%, due 4/9/18	EUR	400,000	454,414
	Santander Holdings Usa, Inc. 2.504%, due 11/24/17 (a)		$100,000	100,651
	Toronto-Dominion Bank 2.25%, due 3/15/21 (b)		600,000	598,229
				25,674,836
	Finance - Auto Loans 1.2%
¤	Ally Financial, Inc. 3.60%, due 5/21/18		3,900,000	3,948,750

	Finance - Consumer Loans 0.1%
	Navient Corp. 5.50%, due 1/15/19		300,000	310,800
	Synchrony Financial 2.438%, due 11/9/17 (a)		100,000	100,558
				411,358
	Finance - Investment Banker/Broker 0.2%
	Bear Stearns Cos. LLC 7.25%, due 2/1/18		700,000	731,586

	Finance - Leasing Companies 0.1%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, due 10/30/20		100,000	105,682
	International Lease Finance Corp. 6.25%, due 5/15/19		100,000	107,749
				213,431
	Finance - Mortgage Loan/Banker 0.3%
	BRFkredit A/S
	2.00%, due 10/1/17	DKK	1,600,000	232,208
	2.50%, due 10/1/47		289,437	42,127
	4.00%, due 1/1/18		900,000	133,373
	Nordea Kredit Realkreditaktieselskab
	1.00%, due 10/1/17		1,200,000	173,304
	2.00%, due 10/1/17		2,600,000	377,339
	2.50%, due 10/1/47		477,590	66,773
				1,025,124
	Oil & Gas 0.2%
	BG Energy Capital PLC Series Reg S 6.50%, due 11/30/72 (a)	GBP	200,000	259,455
	Petrobras Global Finance B.V.
	6.625%, due 1/16/34		100,000	121,851
	8.375%, due 5/23/21		$100,000	112,950
				494,256
	Real Estate Investment Trusts 0.2%
	Unibail-Rodamco SE Series Reg S 1.793%, due 4/16/19 (a)		700,000	696,765

	Telecommunications 0.1%
	Telefonica Emisiones SAU 6.221%, due 7/3/17		400,000	404,400

	Total Corporate Bonds (Cost $34,023,457)			33,600,506

	Foreign Government Bonds 8.2%
	Argentina 0.3%
	Argentine Republic Government International Bond 6.875%, due 1/26/27 (b)		900,000	912,600

	Brazil 4.7%
¤	Brazil Letras do Tesouro Nacional
	(zero coupon), due 10/1/17	BRL	36,600,000	11,132,065
	(zero coupon), due 1/1/18		14,100,000	4,200,355
				15,332,420
	France 0.9%
	French Republic Government Bond OAT
	Series Reg S 0.10%, due 3/1/21	EUR	2,205,676	2,477,282
	Series Reg S 0.25%, due 7/25/24		10,181	11,654
	Series Reg S 2.25%, due 7/25/20		366,897	440,920
				2,929,856
	Japan 0.1%
	Japanese Government CPI Linked Bond 0.10%, due 3/10/24	JPY	40,880,000	382,986

	Mexico 0.6%
	Mexican Bonos de Proteccion al Ahorro 6.32%, due 1/4/18 (a)	MXN	32,600,000	1,766,136

	New Zealand 0.7%
	New Zealand Government Bond
	Series Reg S 2.00%, due 9/20/25	NZD	1,900,000	1,393,327
	Series Reg S 2.50%, due 9/20/35		800,000	585,268
	Series Reg S 3.00%, due 9/20/30		500,000	398,886
				2,377,481
	Spain 0.2%
	Autonomous Community of Catalonia 4.95%, due 2/11/20	EUR	500,000	570,071

	United Kingdom 0.7%
	United Kingdom Gilt Inflation Linked
	Series Reg S 0.125%, due 3/22/24	GBP	10,954	16,260
	Series Reg S 0.125%, due 3/22/46		618,066	1,288,948
	Series Reg S 0.125%, due 11/22/65		298,757	895,395
				2,200,603
	Total Foreign Government Bonds (Cost $26,994,401)			26,472,153

	Mortgage-Backed Securities 2.7%
	Agency Collateral (Collateralized Mortgage Obligation) 0.3%
	Federal Home Loan Mortgage Corporation Strips Series 278, Class F1 1.362%, due 9/15/42 (a)		$892,538	891,264

	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.2%
	JP Morgan Commercial Mortgage Securities Trust Series 2010-RR1, Class JPA 5.841%, due 6/18/49 (b)(d)		52,499	52,442
	Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.809%, due 12/12/49		536,140	539,307
				591,749
	Whole Loan (Collateralized Mortgage Obligations) 2.2%
	BCAP LLC Trust Series 2011-RR5, Class 5A1 5.25%, due 8/26/37 (b)		2,499,566	2,568,672
	Eurosail-UK PLC (a)
	Series 2007-3A, Class A2B 0.677%, due 6/13/45 (b)	GBP	974	1,219
	Series 2007-3X, Class A3A, Reg S 1.327%, due 6/13/45		286,330	343,950
	Series 2007-3A, Class A3C 1.327%, due 6/13/45 (b)		76,345	91,708
	Series 2007-3X, Class A3C, Reg S 1.327%, due 6/13/45		76,345	91,708
	Marche Mutui Srl (a)
	Series 4, Class A, Reg S 0.108%, due 2/25/55	EUR	3,327	3,549
	Series 6, Class A1, Reg S 1.938%, due 1/27/64		93,224	100,030
	Paragon Mortgages No.13 PLC Series 13X, Class A1, Reg S 0.641%, due 1/15/39 (a)	GBP	2,450,659	2,869,779
	Trinity Square PLC Series 2015-1, Class A 1.507%, due 7/15/51 (a)(b)		997,839	1,263,009
				7,333,624
	Total Mortgage-Backed Securities (Cost $9,435,041)			8,816,637

	U.S. Government & Federal Agencies 102.6%
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.5% (a)(e)
	1.814%, due 6/1/43		$503,938	513,217
	3.00%, due 6/1/44 TBA (f)		3,000,000	2,973,750
	4.30%, due 11/1/34		686,394	727,886
	4.30%, due 12/1/36		679,787	712,772
				4,927,625
¤	United States Treasury Inflation - Indexed Bonds 41.8% (e)
	0.125%, due 4/15/21		7,252,894	7,327,686
	0.375%, due 7/15/25		5,375,108	5,388,846
	0.625%, due 2/15/43		1,837,492	1,708,295
	0.75%, due 2/15/42		3,148,285	3,026,355
	0.75%, due 2/15/45		2,783,835	2,650,011
	0.875%, due 2/15/47		2,715,660	2,673,996
	1.00%, due 2/15/46		3,658,143	3,713,743
	1.375%, due 7/15/18		337,776	349,365
	1.375%, due 2/15/44		19,283,163	21,259,783
	1.75%, due 1/15/28		15,043,041	17,009,844
	2.00%, due 1/15/26		8,085,881	9,173,723
	2.125%, due 2/15/40		2,886,932	3,641,276
	2.125%, due 2/15/41		1,563,253	1,981,576
	2.375%, due 1/15/25		25,023,835	28,861,265
	2.375%, due 1/15/27		1,420,661	1,679,081
	2.50%, due 1/15/29		16,465,176	20,129,781
	3.625%, due 4/15/28		4,143,146	5,507,128
				136,081,754
¤	United States Treasury Inflation - Indexed Notes 55.1% (e)
	0.125%, due 4/15/18		13,067,156	13,177,063
	0.125%, due 4/15/19		7,553,606	7,664,524
	0.125%, due 4/15/20		26,406,787	26,800,538
	0.125%, due 1/15/22		2,649,618	2,669,493
	0.125%, due 7/15/22		23,094,999	23,273,986
	0.125%, due 1/15/23		28,084,662	28,067,587
	0.125%, due 7/15/24		16,615,950	16,460,907
	0.125%, due 7/15/26		435,547	424,930
	0.25%, due 1/15/25		5,453,426	5,407,039
	0.375%, due 7/15/23		13,281,209	13,493,084
	0.375%, due 1/15/27		6,131,171	6,104,549
	0.625%, due 1/15/24		10,915,474	11,174,138
	0.625%, due 1/15/26		8,327,752	8,478,800
	1.375%, due 1/15/20		4,491,080	4,731,034
	1.625%, due 1/15/18		347,682	354,853
	1.875%, due 7/15/19		10,233,990	10,871,117
				179,153,642
¤	United States Treasury Notes 4.2%
	1.75%, due 11/30/21		5,860,000	5,821,775
	1.875%, due 2/28/22		3,500,000	3,492,482
	2.00%, due 2/15/25		3,880,000	3,794,369
	2.00%, due 11/15/26		200,000	193,203
	2.125%, due 12/31/21		200,000	201,891
				13,503,720
	Total U.S. Government & Federal Agencies (Cost $337,502,059)			333,666,741

	Total Long-Term Bonds (Cost $419,634,597)			414,223,523

	Purchased Put Options 0.0%‡
	90-Day Pound Sterling Futures Strike Price $98.50 Expires 6/21/17, European Style	GBP	11,625,000	0
	3-Month Euro Dollar Futures
	Strike Price $98.50 Expires 4/13/17, European Style	EUR	702,500	1,756
	Strike Price $98.63 Expires 4/13/17, European Style		1,392,500	3,481
	Total Purchased Options (Cost $31,412)			5,237

	Short-Term Investments 67.9%
	Foreign Government Bonds 3.8%
	Argentina Treasury Bills
	2.65%, due 6/16/17		$100,000	99,120
	2.65%, due 6/30/17		100,000	99,365
	2.80%, due 5/26/17		300,000	298,206
	2.95%, due 9/29/17		100,000	98,574
	3.176%, due 9/15/17		300,000	293,731
	3.20%, due 12/15/17		500,000	483,143
	Japan Treasury Bills
	(0.361)%, due 4/10/17	JPY	350,000,000	3,143,867
	(0.271)%, due 5/8/17		860,000,000	7,726,420
	Mexico Cetes Treasury Bills 6.459%, due 5/25/17	MXN	26,550,000	140,405
	Total Foreign Government Bonds (Cost $12,613,694)			12,382,831

	Repurchase Agreements 60.1%
	Fixed Income Clearing Corp. 0.09%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $484,337 (Collateralized by a United States Treasury Note with a rate of 3.625% and a maturity date of 2/15/20, with a Principal Amount of $465,000 and a Market Value of $494,764)		484,333	484,333
	JPMorgan Chase Bank 0.75%, dated 3/31/17 due 4/6/17 Proceeds at Maturity $65,008,125 (Collateralized by United States Treasury Note with a rate of 1.625% and a maturity date of 8/31/19, with a Principal Amount of $65,859,000 and a Market Value of $66,260,345)		65,000,000	65,000,000
	Merrill Lynch Pierce Fenner & Smith 0.75%, dated 3/31/17 due 4/5/17 Proceeds at Maturity $65,006,771 (Collateralized by a United States Treasury Bond with a rate of 3.75% and a maturity date of 11/15/43, with a Principal Amount of $57,955,000 and a Market Value of $65,960,034)		65,000,000	65,000,000
	Societe Generale S.A. 0.77%, dated 3/31/17 due 4/4/17 Proceeds at Maturity $65,005,561 (Collateralized by a United States Treasury Inflation Indexed Note with a rate of 0.25% and a maturity date of 1/15/25, with a Principal Amount of $66,810,022 and a Market Value of $66,282,490)		65,000,000	65,000,000
	Total Repurchase Agreements (Cost $195,484,333)			195,484,333

	Short Term Instruments 4.0%
	Barclays Bank PLC
	1.804%, due 11/6/17		1,200,000	1,202,460
	1.906%, due 9/8/17		900,000	902,043
	Credit Suisse 1.92%, due 9/12/17		2,300,000	2,305,405
	Mitsubishi UFJ Trust & Banking Corp. 1.872%, due 9/19/17		700,000	701,862
	Natixis 1.846%, due 9/25/17		2,300,000	2,305,405
	Norinchukin Bank 1.733%, due 10/12/17		2,500,000	2,507,100
	Sumitomo Mitsui Banking Corp. 1.831%, due 9/15/17		900,000	902,241
	Sumitomo Mitsui Trust Bank, Ltd.
	1.715%, due 10/6/17		700,000	701,918
	1.882%, due 9/18/17		1,500,000	1,504,110
	Total Short Term Instruments (Cost $13,000,000)			13,032,544
	Total Short-Term Investments (Cost $221,098,027)			220,899,708
	Total Investments, Before Investments Sold Short (Cost $640,764,036) (g)			635,128,468

	Investments Sold Short (18.5%)
	Reverse Repurchase Agreements (18.5%)
	Credit Agricole Corp. (0.78%), dated 3/31/17 due 4/13/17 Proceeds at Maturity $(60,309,095) (Collateralized by United States Treasury Inflation Protected Bonds with rates between 0.125% and 1.375% and maturity dates between 4/15/20 and 2/15/44 with a Principal Amount of $(59,813,152) and a Market Value of $(60,793,027))		(60,292,113)	(60,292,113)
	Total Reverse Repurchase Agreements (Cost $60,292,113)			(60,292,113)
	Total Investments Sold Short (Cost $60,292,113)			(60,292,113)
	Total Investments, Net of Investments Sold Short (Cost $580,471,923)		176.8%	574,836,355
	Other Assets, Less Liabilities		(76.8)	(249,630,522)
	Net Assets		100.0%	$325,205,833

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest issuers held, as of March 31, 2017, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2017.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of March 31, 2017.
(d)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2017.
(e)	Delayed delivery security.
(f)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of March 31, 2017, the total net market value of these securities was $2,973,750, which represented 0.9% of the Portfolio's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(g)	As of March 31, 2017, cost was $641,039,797 for federal income tax purposes and net unrealized depreciation was as follows:
Gross unrealized appreciation	$2,963,665
Gross unrealized depreciation	(8,874,994)
Net unrealized depreciation	$(5,911,329)

As of March 31, 2017, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Brazilian Real vs. U.S. Dollar	4/4/17	Bank of America N.A.	BRL	2,544,291	$818,732	$(6,015)
Brazilian Real vs. U.S. Dollar	4/4/17	Bank of America N.A.		1,546,355	488,080	5,868
Brazilian Real vs. U.S. Dollar	4/4/17	Credit Suisse International		1,536,927	489,000	1,937
Brazilian Real vs. U.S. Dollar	5/3/17	Bank of America N.A.		4,090,645	1,321,097	(23,040)
Brazilian Real vs. U.S. Dollar	4/4/17	JPMorgan Chase Bank N.A.		32,900,000	10,163,229	345,938
Danish Krone vs. U.S. Dollar	4/3/17	Bank of America N.A.	DKK	5,704,832	832,701	(14,639)
Euro vs. U.S. Dollar	4/4/17	Bank of America N.A.		6,209,000	6,670,340	(46,580)
Euro vs. U.S. Dollar	4/4/17	Bank of America N.A.		587,000	622,835	3,377
Euro vs. U.S. Dollar	4/4/17	JPMorgan Chase Bank N.A.		437,000	469,205	(3,014)
Euro vs. U.S. Dollar	5/2/17	Credit Suisse International	EUR	741,000	792,166	(673)
Indian Rupee vs. U.S. Dollar	4/20/17	Bank of America N.A.	INR	107,994,610	1,564,665	94,794
Mexican Peso vs. U.S. Dollar	4/17/17	JPMorgan Chase Bank N.A.	MXN	16,058,000	812,562	43,396
Yuan Renminbi vs. U.S. Dollar	5/19/17	JPMorgan Chase Bank N.A.	CNH	22,047,927	3,161,900	35,022
Russian Ruble vs. U.S. Dollar	5/24/17	Credit Suisse International	RUB	47,802,570	793,463	45,944

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Australian Dollar vs. U.S. Dollar	4/4/17	JPMorgan Chase Bank N.A.	AUD	1,053,000	$805,696	$1,205
Brazilian Real vs. U.S. Dollar	4/4/17	Bank of America N.A.		4,090,645	1,328,995	22,330
Brazilian Real vs. U.S. Dollar	4/4/17	Credit Suisse International		1,536,927	485,080	(5,857)
Brazilian Real vs. U.S. Dollar	4/4/17	JPMorgan Chase Bank N.A.	BRL	32,900,000	9,486,809	(1,022,359)
Brazilian Real vs. U.S. Dollar	10/3/17	JPMorgan Chase Bank N.A.		36,600,000	10,852,289	(387,515)
Brazilian Real vs. U.S. Dollar	1/3/18	JPMorgan Chase Bank N.A.		14,100,000	3,836,640	(424,048)
Danish Krone vs. U.S. Dollar	4/3/17	JPMorgan Chase Bank N.A.		49,812,000	7,529,721	386,782
Danish Krone vs. U.S. Dollar	7/3/17	Bank of America N.A.		5,704,832	836,424	14,616
Danish Krone vs. U.S. Dollar	7/3/17	JPMorgan Chase Bank N.A.	DKK	16,734,000	2,550,741	140,129
Danish Krone vs. U.S. Dollar	10/2/17	JPMorgan Chase Bank N.A.		7,969,000	1,221,493	67,851
Danish Krone vs. U.S. Dollar	10/3/17	JPMorgan Chase Bank N.A.		1,843,000	280,387	13,569
Euro vs. U.S. Dollar	4/4/17	Bank of America N.A.		6,564,000	6,962,671	(39,803)
Euro vs. U.S. Dollar	4/4/17	Credit Suisse International		669,000	705,072	(8,617)
Euro vs. U.S. Dollar	5/2/17	Bank of America N.A.	EUR	5,458,000	5,866,458	36,537
Indian Rupee vs. U.S. Dollar	4/20/17	JPMorgan Chase Bank N.A.	INR	55,529,320	847,000	(6,271)
Japanese Yen vs. U.S. Dollar	4/4/17	Bank of America N.A.		43,300,000	381,088	(7,846)
Japanese Yen vs. U.S. Dollar	4/10/17	Bank of America N.A.	JPY	350,000,000	3,017,241	(127,171)
Japanese Yen vs. U.S. Dollar	5/8/17	JPMorgan Chase Bank N.A.		750,000,000	6,657,790	(87,148)
Japanese Yen vs. U.S. Dollar	5/8/17	Bank of America N.A.		110,000,000	976,173	(13,085)
Mexican Peso vs. U.S. Dollar	4/17/17	Bank of America N.A.	MXN	16,430,219	799,544	(76,255)
Mexican Peso vs. U.S. Dollar	4/17/17	JPMorgan Chase Bank N.A.		17,885,000	867,383	(85,961)
Mexican Peso vs. U.S. Dollar	5/25/17	Bank of America N.A.		2,655,000	130,576	(10,121)
New Zealand Dollar vs. U.S. Dollar	4/4/17	Bank of America N.A.	NZD	3,517,000	2,499,047	33,630
Pound Sterling vs. U.S. Dollar	4/4/17	JPMorgan Chase Bank N.A.	GBP	6,889,000	8,486,699	(144,532)
Yuan Renminbi vs. U.S. Dollar	5/19/17	Bank of America N.A.	CNH	22,209,415	3,208,757	(11,578)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(1,259,203)

1. As of March 31, 2017, cash in the amount of $830,000 was due to the broker for foreign currency forward contracts.

As of March 31, 2017, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(77)	June 2017	$(16,666,891)	$(15,608)
5-Year United States Treasury Note	(60)	June 2017	(7,063,594)	(41,300)
10-Year Japan Government Bond	(3)	June 2017	(4,049,582)	(414)
10-Year United States Treasury Note	(5)	June 2017	(622,813)	(54)
Euro BOBL	(24)	June 2017	(3,374,501)	8,683
Euro Bund	32	June 2017	5,510,490	29,596
Euro-OAT	(39)	June 2017	(6,117,627)	3,592
Ultra Long United States Treasury Bond	28	June 2017	4,497,500	22,499
United States Treasury Long Bond	(67)	June 2017	(10,106,531)	(18,413)
			$(37,993,549)	$(11,419)

1. As of March 31, 2017, cash in the amount of $2,165,000 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2017.

Written Options on Futures Contracts

Description	Counterparty	Strike Price	Expiration Date	Notional Amount		Premium (Received)	Market Value
Call-10-Year United States Treasury Note, American Style	Morgan Stanley & Co., LLC	125.00	5/26/2017		$(35,000)	$(18,960)	$(24,609)
Call-10-Year United States Treasury Note, American Style	Morgan Stanley & Co., LLC	124.50	5/26/2017		(65,000)	(52,685)	(59,922)
Put-10-Year United States Treasury Note, American Style	Morgan Stanley & Co., LLC	123.00	5/26/2017		(27,000)	(24,521)	(8,438)
Put-10-Year United States Treasury Note, American Style	Morgan Stanley & Co., LLC	122.50	5/26/2017		(83,000)	(63,966)	(18,156)
Put-90-Day Pound Sterling Future, European Style	Morgan Stanley & Co., LLC	98.00	6/21/2017	GBP	(11,625,000)	(1,369)	0
						$(161,501)	$(111,125)

Written Inflation-Capped Options

Description	Counterparty	Initial Index	Floating Rate	Expiration Date	Notional Amount	Premium (Received)	Market Value
Floor-OTC USA Non-Revised Consumer Price Index-Urban (CPI-U), American Style	JPMorgan Chase Bank	238.643	Maximum of [0, Final Index/Initial Index]	10/2/2020	$(1,900,000)	$(35,068)	$(10,110)
Floor-OTC USA Non-Revised Consumer Price Index-Urban (CPI-U) , American Style	JPMorgan Chase Bank	234.781	Maximum of [0, Final Index/Initial Index – (1 + 4.000%)10]	5/16/2024	(300,000)	(2,085)	(164)
						$(37,153)	$(10,274)

1. As of March 31, 2017, cash in the amount of $121,399 was on deposit with a broker for options transactions.

Swap Contracts

As of March 31, 2017, the Fund held the following open OTC inflation swap agreements1:

Notional Amount		Currency	Expiration Date	Counterparty	Payments made by Portfolio	Payments Received by Portfolio	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
GBP	2,000,000	GBP	6/15/2030	Credit Suisse International	UK RPI	Fixed 3.40%	$(1,522)	$15,282	$16,804
USD	8,000,000	USD	11/16/2017	Credit Suisse International	Fixed 2.32%	12-Month USD-CPI	—	(408,422)	(408,422)
							$(1,522)	$(393,140)	$(391,618)

As of March 31, 2017, the Portfolio held the following open centrally cleared inflation swap agreements1:

Notional Amount		Currency	Expiration Date	Counterparty	Payments made by Portfolio	Payments Received by Portfolio	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)
EUR	200,000	EUR	9/15/2018	Credit Suisse International	Fixed 0.63%	12-Month USD-CPI	$(438)	$822	$1,260
USD	1,300,000	USD	11/23/2020	Credit Suisse International	Fixed 2.03%	12-Month USD-CPI	—	11,882	11,882
USD	1,300,000	USD	11/25/2020	Credit Suisse International	Fixed 2.02%	12-Month USD-CPI	—	12,079	12,079
EUR	2,300,000	EUR	12/15/2026	Credit Suisse International	12-Month USD-CPI	Fixed 1.39%	(3,860)	7,744	11,604
EUR	600,000	EUR	6/15/2030	Credit Suisse International	Fixed 0.89%	12-Month USD-CPI	842	3,748	2,906
GBP	2,300,000	GBP	6/15/2030	Credit Suisse International	UK RPI	Fixed 3.40%	(26,194)	17,574	43,768
GBP	2,100,000	GBP	4/15/2031	Credit Suisse International	UK RPI	Fixed 3.14%	(208,801)	(187,159)	21,642
GBP	2,840,000	GBP	10/15/2031	Credit Suisse International	UK RPI	Fixed 3.53%	(22,732)	3,281	26,013
GBP	700,000	GBP	10/15/2046	Credit Suisse International	UK RPI	Fixed 3.59%	(52,534)	(53,780)	(1,246)
							$(313,717)	$(183,809)	$129,908

As of March 31, 2017, the Fund held the following centrally cleared interest rate swap agreements1:

Notional Amount		Currency	Expiration Date	Payments made by Portfolio	Payments Received by Portfolio	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation / (Depreciation)
USD	2,500,000	USD	6/15/2018	3-Month USD-LIBOR	Fixed 1.25%	$(706)	$(5,500)	$(4,794)
	1,200,000		12/16/2020	Fixed 2.00%	3-Month USD-LIBOR	(446)	(4,254)	(3,808)
MXN	18,400,000	MXN	7/7/2021	MXN TIIE	Fixed 5.610%	(46,637)	(57,874)	(11,237)
	7,200,000		11/10/2021	MXN TIIE	Fixed 7.030%	(612)	(2,277)	(1,665)
	2,200,000		11/17/2021	MXN TIIE	Fixed 7.386%	—	1,004	1,004
USD	6,300,000	USD	6/21/2022	Fixed 1.25%	3-Month USD-LIBOR	305,155	260,349	(44,806)
	7,700,000		12/16/2022	3-Month USD-LIBOR	Fixed 2.25%	17,009	55,585	38,576
	6,000,000		12/19/2023	3-Month USD-LIBOR	Fixed 2.50%	(44,171)	18,174	62,345
MXN	13,900,000	MXN	11/4/2026	MXN TIIE	Fixed 7.380%	—	(1,441)	(1,441)
	6,700,000		12/17/2026	MXN TIIE	Fixed 8.035%	(1,712)	16,348	18,060
USD	4,650,000	USD	12/21/2026	Fixed 1.75%	3-Month USD-LIBOR	(114,149)	257,355	371,504
GBP	4,200,000	GBP	9/20/2027	Fixed 1.50%	6-Month GBP-LIBOR	(63,508)	(124,844)	(61,336)
	690,000		3/18/2045	Fixed 2.00%	6-Month GBP-LIBOR	(107,780)	(119,442)	(11,662)
JPY	6,100,000	JPY	12/21/2045	Fixed 1.50%	6-Month JPY-LIBOR	(9,185)	(9,870)	(685)
USD	200,000	USD	6/15/2046	Fixed 2.50%	3-Month USD-LIBOR	(17,296)	6,478	23,774
	3,100,000		6/15/2046	Fixed 2.50%	3-Month USD-LIBOR	(199,125)	128,864	327,989
	5,400,000		12/21/2046	Fixed 2.25%	3-Month USD-LIBOR	(429,621)	470,781	900,402
GBP	600,000	GBP	3/15/2047	Fixed 1.50%	6-Month GBP-LIBOR	8,597	(16,675)	(25,272)
	300,000		3/21/2048	Fixed 1.75%	6-Month GBP-LIBOR	(25,579)	(29,280)	(3,701)
	1,750,000		3/21/2048	Fixed 1.75%	6-Month GBP-LIBOR	(93,081)	(170,800)	(77,719)
USD	1,300,000	USD	12/19/2048	Fixed 2.75%	3-Month USD-LIBOR	28,755	(2,864)	(31,619)
						$(794,092)	$669,817	$1,463,909

As of March 31, 2017, the Fund held the following OTC credit default swap contracts1:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)[5]
United Mexican States	Credit Suisse International	6/20/2021	Sell	2,700	(1.00)%	$60,288	$1,215	$62,403
Federative Republic of Brazil	Credit Suisse International	6/20/2021	Sell	1,700	(1.00)%	103,423	54,083	49,907
3-Month USD-LIBOR	Credit Suisse International	12/20/2021	Sell	300	(1.00)%	22,260	13,824	8,536
						$185,971	$69,122	$120,846

1. As of March 31, 2017, cash in the amount of $2,728,000 was on deposit with a broker for centrally cleared swap agreements.

2. Buy—Portfolio pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell—Portfolio receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3. The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

4. The annual fixed rate represents the interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

5. Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at March 31, 2017.

As of March 31, 2017, the Fund held the following centrally cleared credit default swap contracts1:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/ (Paid)	Value	Unrealized Appreciation / (Depreciation)[5]
3-Month USD-LIBOR	Credit Suisse International	6/20/2022	Sell	1,830	(1.00)%	$126,134	$132,671	$(9,443)
						$126,134	$132,671	$(9,443)

The following abbreviations are used in the preceding pages:
AUD	—Australian Dollar
BRL	—Brazilian Real
CNH	—Chinese Offshore Yuan
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
INR	—Indian Rupee
JPY	—Japanese Yen
MXN	—Mexican Peso
NZD	—New Zealand Dollar
RUB	—New Russian Ruble

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$11,667,486	$—	$11,667,486
Corporate Bonds	—	33,600,506	—	33,600,506
Foreign Government Bonds	—	26,472,153	—	26,472,153
Mortgage-Backed Securities	—	8,816,637	—	8,816,637
U.S. Government & Federal Agencies	—	333,666,741	—	333,666,741
Total Long-Term Bonds	—	414,223,523	—	414,223,523
Purchased Options	5,237	—	—	5,237
Short-Term Investments
Repurchase Agreement	—	195,484,333	—	195,484,333
Short Term Instruments	—	13,032,544	—	13,032,544
Foreign Government Bonds	—	12,382,831	—	12,382,831
Total Short-Term Investments	—	220,899,708	—	220,899,708
Total Investments in Securities	5,237	635,123,231	—	635,128,468
Other Financial Instruments
Foreign Currency Forward Contract (b)	—	1,292,925	—	1,292,925
Futures Contracts (b)	64,370	—	—	64,370
Inflation Swap Contracts (b)	—	147,958	—	147,958
Interest Rate Swap Contracts (b)	—	1,743,654	—	1,743,654
Credit Default Swap Contracts (b)	—	120,846	—	120,846
Total Other Financial Instruments	64,370	3,305,383	—	3,369,753
Total Investments in Securities and Other Financial Instruments	$69,607	$638,428,614	$—	$638,498,221

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments Sold Short
Reverse Repurchase Agreement	$—	$(60,292,113)	$—	$(60,292,113)
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	(2,552,128)	—	(2,552,128)
Futures Contracts (b)	(75,789)	—	—	(75,789)
Written Options	(111,125)	(10,274)	—	(121,399)
Inflation Swap Contracts (b)	—	(409,668)	—	(409,668)
Interest Rate Swap Contracts (b)	—	(279,745)	—	(279,745)
Credit Default Swap Contracts (b)	—	(9,443)	—	(9,443)
Total Other Financial Instruments	(186,914)	(3,261,258)	—	(3,448,172)
Total Short-Term Investments Sold Short and Other Financial Instruments	$(186,914)	$(63,553,371)	$—	$(63,740,285)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2017, the Portfolio did not have any transfers among levels.

As of March 31, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

Reverse Repurchase Agreements

Open Reverse Repurchase Agreements as of March 31, 2017 were as follows (a):

Countryparty	Borrowing Rate	Borrowing Date	Maturity Date	Ammount Borrowed	Payable for Reverse Repurchase Agreements
Credit Agricole Corp.	(0.78)%	3/31/17	4/13/17	$60,292,113	$60,292,113

Sale-Buyback Transactions (b)

Countryparty	Borrowing Rate	Borrowing Date	Maturity Date	Ammount Borrowed	Payable for Sale- Buyback Transcations (c)
Barclays Capital Inc.	1.20%	3/27/17	4/3/17	$12,347,139	$12,350,412
Barclays Capital Inc.	1.20	3/27/17	4/3/17	28,961,501	28,971,049
Barclays Capital Inc.	1.20	3/27/17	4/3/17	3,799,736	3,799,911
Barclays Capital Inc.	1.20	3/27/17	4/3/17	5,854,041	5,854,214
Barclays Capital Inc.	0.85	3/29/17	4/12/17	5,694,273	5,695,989
Barclays Capital Inc.	0.80	3/31/17	4/3/17	1,896,596	1,896,706
					$58,568,281

(a) During the period ended March 31, 2017, the Portfolio’s average amount of borrowing was $18,659,571 at a weighted average interest rate of 0.78%.

(b) During the period ended March 31, 2017, the Portfolio’s average amount of borrowing was $102,092,751 at a weighted average interest rate of 0.74%.

(c) Receivable for sale-buyback transactions includes $14,995 of deferred price drop.

MainStay VP Small Cap Core Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 99.2% †
	Aerospace & Defense 0.8%
	Ducommun, Inc. (a)	19,200	$552,768
	Engility Holdings, Inc. (a)	10,600	306,764
	Kratos Defense & Security Solutions, Inc. (a)	19,637	152,776
	Sparton Corp. (a)	23,100	484,869
	Vectrus, Inc. (a)	46,900	1,048,215
			2,545,392
	Air Freight & Logistics 0.1%
	XPO Logistics, Inc. (a)	9,700	464,533

	Auto Components 1.4%
	American Axle & Manufacturing Holdings, Inc. (a)	15,200	285,456
	Cooper-Standard Holdings, Inc. (a)	16,500	1,830,345
	Spartan Motors, Inc.	113,600	908,800
	Stoneridge, Inc. (a)	70,200	1,273,428
	Tower International, Inc.	10,900	295,390
			4,593,419
	Banks 11.4%
	Allegiance Bancshares, Inc. (a)	2,600	96,720
	American National Bankshares, Inc.	300	11,175
	Ames National Corp.	400	12,240
	Arrow Financial Corp.	100	3,390
	Atlantic Capital Bancshares, Inc. (a)	9,500	180,025
	Banc of California, Inc.	55,500	1,148,850
	Bancorp, Inc. (a)	98,500	502,350
	Bank of Marin Bancorp	1,700	109,395
	Bank of N.T. Butterfield & Son, Ltd.	11,700	373,347
	Bankwell Financial Group, Inc.	3,800	130,682
	Banner Corp.	8,336	463,815
	Berkshire Hills Bancorp, Inc.	61,400	2,213,470
	Blue Hills Bancorp, Inc.	11,300	201,705
	Bridge Bancorp, Inc.	13,390	468,650
	C&F Financial Corp.	300	13,890
	Camden National Corp.	986	43,423
	Capstar Financial Holdings, Inc. (a)	200	3,814
	Central Pacific Financial Corp.	1,600	48,864
	Central Valley Community Bancorp	20,400	418,200
	Century Bancorp, Inc. Class A	2,500	152,063
	Chemical Financial Corp.	10,600	542,190
	CNB Financial Corp.	10,300	246,067
	Codorus Valley Bancorp, Inc.	700	18,137
	ConnectOne Bancorp, Inc.	4,900	118,825
	County Bancorp, Inc.	1,000	29,060
	Customers Bancorp, Inc. (a)	67,100	2,115,663
	Enterprise Financial Services Corp.	400	16,960
	Farmers National Banc Corp.	39,200	562,520
	FB Financial Corp. (a)	7,100	251,056
	FCB Financial Holdings, Inc. Class A (a)	500	24,775
	Financial Institutions, Inc.	21,100	695,245
	First BanCorp (a)	372,300	2,103,495
	First Busey Corp.	1,900	55,860
	First Business Financial Services, Inc.	10,400	269,984
	First Citizens BancShares, Inc. Class A	7,200	2,414,664
	First Connecticut Bancorp, Inc.	500	12,400
	First Financial Northwest, Inc.	11,500	203,205
	First Foundation, Inc. (a)	35,600	552,156
	First Internet Bancorp	16,500	486,750
	First Merchants Corp.	1,500	58,980
	First Mid-Illinois Bancshares, Inc.	6,800	230,112
	First Northwest Bancorp (a)	8,000	124,000
	First of Long Island Corp.	27,400	741,170
	Flushing Financial Corp.	23,700	636,819
	Franklin Financial Network, Inc. (a)	43,300	1,677,875
	Guaranty Bancorp	13,400	326,290
	Hanmi Financial Corp.	30,200	928,650
	Heritage Commerce Corp.	15,700	221,370
	Hope Bancorp, Inc.	16,300	312,471
	Horizon Bancorp	30,850	808,887
	Investors Bancorp, Inc.	57,500	826,850
	MainSource Financial Group, Inc.	21,100	694,823
	Mercantile Bank Corp.	23,300	801,520
	Merchants Bancshares, Inc.	1,000	48,700
	MidWestOne Financial Group, Inc.	4,700	161,163
	Northrim BanCorp, Inc.	11,600	348,580
	OFG Bancorp	158,600	1,871,480
	Old Line Bancshares, Inc.	1,100	31,328
	Old Second Bancorp, Inc.	4,200	47,250
	Opus Bank	19,300	388,895
	Orrstown Financial Services, Inc.	400	8,940
	Paragon Commercial Corp. (a)	100	5,349
	Peapack Gladstone Financial Corp.	28,700	849,233
	People's Utah Bancorp	5,700	150,765
	Peoples Bancorp, Inc.	1,036	32,800
	Preferred Bank	156	8,371
	QCR Holdings, Inc.	18,700	791,945
	Republic Bancorp, Inc. Class A	13,100	450,509
	S&T Bancorp, Inc.	7,100	245,660
	Shore Bancshares, Inc.	5,000	83,550
	Sierra Bancorp	3,400	93,262
	Southern First Bancshares, Inc. (a)	700	22,855
	Southside Bancshares, Inc.	6,000	201,420
	Stonegate Bank	1,632	76,851
	Triumph Bancorp, Inc. (a)	17,500	451,500
	Umpqua Holdings Corp.	75,157	1,333,285
	Union Bankshares Corp.	3,000	105,540
	Univest Corp. of Pennsylvania	8,600	222,740
¤	Valley National Bancorp	208,800	2,463,840
	WesBanco, Inc.	41,900	1,596,809
	West Bancorp., Inc.	8,050	184,747
			37,982,264
	Beverages 0.7%
	Coca-Cola Bottling Co. Consolidated	10,700	2,204,414

	Biotechnology 5.3%
	Acceleron Pharma, Inc. (a)	9,977	264,091
	Achillion Pharmaceuticals, Inc. (a)	61,442	258,671
	Acorda Therapeutics, Inc. (a)	12,531	263,151
	Alder Biopharmaceuticals, Inc. (a)	13,921	289,557
	AMAG Pharmaceuticals, Inc. (a)	12,033	271,344
	Amicus Therapeutics, Inc. (a)	44,570	317,784
	Arena Pharmaceuticals, Inc. (a)	146,490	213,875
	Array BioPharma, Inc. (a)	42,206	377,322
	Bluebird Bio, Inc. (a)	9,233	839,280
	Celldex Therapeutics, Inc. (a)	52,721	190,323
	Clovis Oncology, Inc. (a)	9,090	578,760
	Coherus Biosciences, Inc. (a)	10,726	226,855
	Eagle Pharmaceuticals, Inc. (a)	3,250	269,555
	Emergent BioSolutions, Inc. (a)	10,131	294,204
	Exact Sciences Corp. (a)	25,754	608,310
	Exelixis, Inc. (a)	49,588	1,074,572
	FibroGen, Inc. (a)	14,822	365,362
	Five Prime Therapeutics, Inc. (a)	8,663	313,168
	Genomic Health, Inc. (a)	11,153	351,208
	Halozyme Therapeutics, Inc. (a)	29,820	386,467
	Insmed, Inc. (a)	23,135	405,094
	Ironwood Pharmaceuticals, Inc. (a)	35,074	598,363
	Kite Pharma, Inc. (a)	9,221	723,756
	Ligand Pharmaceuticals, Inc. (a)	5,010	530,258
	MacroGenics, Inc. (a)	11,782	219,145
	Merrimack Pharmaceuticals, Inc. (a)	61,140	188,311
	MiMedx Group, Inc. (a)	36,577	348,579
	Momenta Pharmaceuticals, Inc. (a)	20,417	272,567
	Myriad Genetics, Inc. (a)	18,816	361,267
	PDL BioPharma, Inc.	85,610	194,335
	Portola Pharmaceuticals, Inc. (a)	12,824	502,573
	Prothena Corp. PLC (a)	9,128	509,251
	Puma Biotechnology, Inc. (a)	8,404	312,629
	Radius Health, Inc. (a)	8,759	338,535
	Repligen Corp. (a)	13,129	462,141
	Sage Therapeutics, Inc. (a)	7,482	531,746
	Sarepta Therapeutics, Inc. (a)	13,289	393,354
	Spark Therapeutics, Inc. (a)	5,561	296,624
	Spectrum Pharmaceuticals, Inc. (a)	33,318	216,567
	Synergy Pharmaceuticals, Inc. (a)	56,016	261,035
	TESARO, Inc. (a)	6,197	953,532
	Ultragenyx Pharmaceutical, Inc. (a)	8,359	566,573
	Versartis, Inc. (a)	11,444	244,329
	Xencor, Inc. (a)	11,998	286,992
	ZIOPHARM Oncology, Inc. (a)	42,409	268,873
			17,740,288
	Building Products 0.7%
	Builders FirstSource, Inc. (a)	145,400	2,166,460
	Gibraltar Industries, Inc. (a)	4,172	171,886
			2,338,346
	Capital Markets 0.4%
	Evercore Partners, Inc. Class A	13,700	1,067,230
	Investment Technology Group, Inc.	7,800	157,950
			1,225,180
	Chemicals 4.0%
	A. Schulman, Inc.	6,400	201,280
¤	Chemours Co.	86,825	3,342,762
	GCP Applied Technologies, Inc. (a)	12,200	398,330
	Innophos Holdings, Inc.	12,200	658,434
	KMG Chemicals, Inc.	25,000	1,151,750
	Koppers Holdings, Inc. (a)	50,000	2,117,500
	OMNOVA Solutions, Inc. (a)	4,972	49,223
	Rayonier Advanced Materials, Inc.	84,900	1,141,905
	Stepan Co.	25,200	1,986,012
	Trinseo S.A.	33,800	2,267,980
			13,315,176
	Commercial Services & Supplies 3.3%
	ACCO Brands Corp. (a)	14,000	184,100
	ARC Document Solutions, Inc. (a)	3,300	11,385
¤	Brink's Co.	45,236	2,417,864
	Casella Waste Systems, Inc. Class A (a)	41,800	589,798
	CECO Environmental Corp.	78,500	825,035
	Ennis, Inc.	45,700	776,900
	Essendant, Inc.	12,400	187,860
	Heritage-Crystal Clean, Inc. (a)	20,700	283,590
	Herman Miller, Inc.	5,500	173,525
	InnerWorkings, Inc. (a)	1,239	12,341
	Quad / Graphics, Inc.	89,100	2,248,884
	SP Plus Corp. (a)	7,800	263,250
	Steelcase, Inc. Class A	51,500	862,625
	TRC Cos., Inc. (a)	26,800	467,660
	Viad Corp.	38,792	1,753,398
			11,058,215
	Communications Equipment 1.5%
	Bel Fuse, Inc. Class B	27,900	712,845
	Black Box Corp.	49,800	445,710
	Ciena Corp. (a)	31,022	732,429
	Extreme Networks, Inc. (a)	317,100	2,381,421
	InterDigital, Inc.	5,900	509,170
	NETGEAR, Inc. (a)	1,800	89,190
			4,870,765
	Construction & Engineering 0.2%
	Argan, Inc.	7,900	522,585
	HC2 Holdings, Inc. (a)	5,100	31,620
	Orion Group Holdings, Inc. (a)	23,200	173,304
			727,509
	Consumer Finance 1.4%
	Enova International, Inc. (a)	138,500	2,056,725
	Green Dot Corp. Class A (a)	66,700	2,225,112
	World Acceptance Corp. (a)	10,200	528,156
			4,809,993
	Containers & Packaging 0.0%‡
	Berry Plastics Group, Inc. (a)	3,326	161,544

	Diversified Consumer Services 2.0%
	American Public Education, Inc. (a)	41,200	943,480
	Cambium Learning Group, Inc. (a)	6,400	31,360
	Capella Education Co.	2,000	170,050
	DeVry Education Group, Inc.	62,000	2,197,900
	K12, Inc. (a)	112,300	2,150,545
	Regis Corp. (a)	114,000	1,336,080
			6,829,415
	Diversified Financial Services 0.0%‡
	Marlin Business Services Corp.	1,269	32,677

	Diversified Telecommunication Services 1.1%
	General Communication, Inc. Class A (a)	81,000	1,684,800
	Hawaiian Telcom Holdco, Inc. (a)	8,200	187,862
	Vonage Holdings Corp. (a)	272,200	1,720,304
			3,592,966
	Electric Utilities 0.3%
	Genie Energy, Ltd. Class B	7,400	53,576
	Spark Energy, Inc. Class A	26,300	840,285
			893,861
	Electrical Equipment 1.9%
	Allied Motion Technologies, Inc.	38,900	781,890
	Atkore International, Inc. (a)	71,800	1,886,904
	General Cable Corp.	123,200	2,211,440
	LSI Industries, Inc.	46,400	468,176
	Powell Industries, Inc.	32,000	1,102,080
	Preformed Line Products Co.	700	36,505
			6,486,995
	Electronic Equipment, Instruments & Components 3.3%
	Coherent, Inc. (a)	4,100	843,124
	Daktronics, Inc.	3,900	36,855
	ePlus, Inc. (a)	5,200	702,260
	Insight Enterprises, Inc. (a)	27,600	1,134,084
	Kimball Electronics, Inc. (a)	15,300	259,335
	Rogers Corp. (a)	2,500	214,675
¤	Sanmina Corp. (a)	61,974	2,516,144
	ScanSource, Inc. (a)	35,700	1,401,225
	SYNNEX Corp.	5,409	605,484
	Tech Data Corp. (a)	11,200	1,051,680
	TTM Technologies, Inc. (a)	135,800	2,190,454
			10,955,320
	Energy Equipment & Services 1.7%
	Archrock, Inc.	5,400	66,960
	Dawson Geophysical Co. (a)	21,500	119,540
	Era Group, Inc. (a)	14,100	186,966
	Exterran Corp. (a)	50,000	1,572,500
	McDermott International, Inc. (a)	342,965	2,315,014
	Parker Drilling Co. (a)	27,060	47,355
	PHI, Inc. (a)	16,500	197,670
	RigNet, Inc. (a)	9,700	208,065
	U.S. Silica Holdings, Inc.	6,538	313,758
	Unit Corp. (a)	29,700	717,552
			5,745,380
	Food Products 2.0%
	Dean Foods Co.	67,900	1,334,914
	Fresh Del Monte Produce, Inc.	32,461	1,922,665
	John B. Sanfilippo & Son, Inc.	18,300	1,339,377
	Omega Protein Corp.	62,500	1,253,125
	Sanderson Farms, Inc.	4,500	467,280
	Seaboard Corp.	97	404,438
			6,721,799
	Health Care Equipment & Supplies 3.6%
	AngioDynamics, Inc. (a)	95,800	1,662,130
	Exactech, Inc. (a)	21,700	546,840
	Halyard Health, Inc. (a)	38,953	1,483,720
	Integer Holdings Corp. (a)	4,300	172,860
	LeMaitre Vascular, Inc.	55,300	1,362,039
¤	Masimo Corp. (a)	27,863	2,598,503
	OraSure Technologies, Inc. (a)	157,800	2,040,354
	Orthofix International N.V. (a)	42,900	1,636,635
	Surmodics, Inc. (a)	18,000	432,900
			11,935,981
	Health Care Providers & Services 1.0%
	Magellan Health, Inc. (a)	17,500	1,208,375
	Molina Healthcare, Inc. (a)	28,500	1,299,600
	Providence Service Corp. (a)	3,000	133,320
	RadNet, Inc. (a)	5,000	29,500
	Triple-S Management Corp. Class B (a)	15,400	270,578
	WellCare Health Plans, Inc. (a)	3,700	518,777
			3,460,150
	Health Care Technology 1.2%
	HMS Holdings Corp. (a)	99,247	2,017,692
	Quality Systems, Inc. (a)	138,400	2,109,216
			4,126,908
	Hotels, Restaurants & Leisure 3.3%
	Biglari Holdings, Inc. (a)	260	112,315
	BJ's Restaurants, Inc. (a)	21,900	884,760
¤	Bloomin' Brands, Inc.	123,577	2,438,174
	Caesars Entertainment Corp. (a)	89,500	854,725
	Carrols Restaurant Group, Inc. (a)	101,700	1,439,055
	Century Casinos, Inc. (a)	10,700	80,892
	Cheesecake Factory, Inc.	9,500	601,920
	Clubcorp Holdings, Inc.	97,200	1,560,060
	Dave & Buster's Entertainment, Inc. (a)	5,000	305,450
	Golden Entertainment, Inc.	8,100	107,163
	Intrawest Resorts Holdings, Inc. (a)	20,100	502,701
	Isle of Capri Casinos, Inc. (a)	57,700	1,520,972
	Potbelly Corp. (a)	19,900	276,610
	Ruth's Hospitality Group, Inc.	11,400	228,570
			10,913,367
	Household Durables 1.6%
	AV Homes, Inc. (a)	17,700	291,165
	Bassett Furniture Industries, Inc.	29,500	793,550
	Beazer Homes USA, Inc. (a)	11,500	139,495
	CSS Industries, Inc.	1,381	35,796
	Flexsteel Industries, Inc.	14,000	705,600
	Hooker Furniture Corp.	30,100	934,605
	Hovnanian Enterprises, Inc. Class A (a)	227,200	515,744
	La-Z-Boy, Inc.	23,900	645,300
	Lifetime Brands, Inc.	13,100	263,310
	NACCO Industries, Inc. Class A	12,300	858,540
	UCP, Inc. Class A (a)	2,100	21,315
	ZAGG, Inc. (a)	22,000	158,400
			5,362,820
	Household Products 1.5%
	Central Garden & Pet Co. (a)	19,900	737,693
	Central Garden & Pet Co. Class A (a)	54,700	1,899,184
	HRG Group, Inc. (a)	123,500	2,386,020
	Oil-Dri Corp. of America	2,000	74,540
			5,097,437
	Independent Power & Renewable Electricity Producers 0.7%
	Ormat Technologies, Inc.	39,355	2,246,383

	Insurance 0.8%
	Argo Group International Holdings, Ltd.	8,700	589,860
	Donegal Group, Inc. Class A	2,100	37,002
	Federated National Holding Co.	5,300	92,379
	Hallmark Financial Services, Inc. (a)	13,400	148,070
	Independence Holding Co.	5,300	98,580
	Infinity Property & Casualty Corp.	4,000	382,000
	Maiden Holdings, Ltd.	1,900	26,600
	Safety Insurance Group, Inc.	5,400	378,540
	State National Cos., Inc.	1,000	14,400
	United Insurance Holdings Corp.	23,000	366,850
	Universal Insurance Holdings, Inc.	17,100	418,950
			2,553,231
	Internet & Direct Marketing Retail 0.7%
	1-800-Flowers.com, Inc. Class A (a)	85,900	876,180
	HSN, Inc.	24,700	916,370
	Overstock.com, Inc. (a)	37,100	638,120
			2,430,670
	Internet Software & Services 2.0%
	Autobytel, Inc. (a)	34,500	432,285
	Bankrate, Inc. (a)	40,000	386,000
	Bazaarvoice, Inc. (a)	2,200	9,460
	Blucora, Inc. (a)	65,500	1,133,150
	Care.com, Inc. (a)	15,400	192,654
	DHI Group, Inc. (a)	129,000	509,550
	Endurance International Group Holdings, Inc. (a)	75,100	589,535
	j2 Global, Inc.	8,400	704,844
	Limelight Networks, Inc. (a)	54,900	141,642
	Liquidity Services, Inc. (a)	64,700	517,600
	LivePerson, Inc. (a)	44,300	303,455
	LogMeIn, Inc.	9,000	877,500
	QuinStreet, Inc. (a)	700	2,730
	RetailMeNot, Inc. (a)	51,600	417,960
	WebMD Health Corp. (a)	6,883	362,596
			6,580,961
	IT Services 1.7%
	Cardtronics PLC (a)	16,500	771,375
	Convergys Corp.	42,000	888,300
	Hackett Group, Inc.	34,300	668,507
	Information Services Group, Inc. (a)	3,500	11,025
	MoneyGram International, Inc. (a)	63,700	1,070,797
	Science Applications International Corp.	29,900	2,224,560
			5,634,564
	Leisure Products 0.2%
	Johnson Outdoors, Inc. Class A	20,400	744,600

	Life Sciences Tools & Services 0.4%
	PRA Health Sciences, Inc. (a)	18,300	1,193,709

	Machinery 4.5%
	Astec Industries, Inc.	10,500	645,698
	Chart Industries, Inc. (a)	62,800	2,194,232
	Columbus McKinnon Corp.	20,000	496,400
	Commercial Vehicle Group, Inc. (a)	47,600	322,252
	DMC Global, Inc.	8,500	105,400
	Global Brass & Copper Holdings, Inc.	58,900	2,026,160
	Greenbrier Cos., Inc.	51,300	2,211,030
	Hardinge, Inc.	400	4,496
	Hyster-Yale Materials Handling, Inc.	4,100	231,199
	Lydall, Inc. (a)	12,000	643,200
	Meritor, Inc. (a)	130,600	2,237,178
	Supreme Industries, Inc.	26,400	534,864
	Titan International, Inc.	95,600	988,504
	Wabash National Corp.	105,700	2,186,933
	Woodward, Inc.	2,200	149,424
			14,976,970
	Marine 0.1%
	Matson, Inc.	14,323	454,899

	Media 1.3%
	AMC Entertainment Holdings, Inc. Class A	11,100	349,095
	New Media Investment Group, Inc.	62,600	889,546
	Salem Media Group, Inc.	4,400	32,780
	Scholastic Corp.	8,300	353,331
	Sinclair Broadcast Group, Inc. Class A	3,500	141,750
	Time, Inc.	89,100	1,724,085
	Townsquare Media, Inc. Class A (a)	8,300	101,094
	tronc, Inc. (a)	49,400	687,648
			4,279,329
	Metals & Mining 0.7%
	Olympic Steel, Inc.	24,700	458,432
	Real Industry, Inc. (a)	27,900	79,515
	SunCoke Energy, Inc. (a)	46,100	413,056
	Worthington Industries, Inc.	32,194	1,451,628
			2,402,631
	Multiline Retail 0.0%‡
	Big Lots, Inc.	1,000	48,680

	Oil, Gas & Consumable Fuels 1.9%
	Abraxas Petroleum Corp. (a)	81,900	165,438
	Clean Energy Fuels Corp. (a)	125,100	319,005
	Contango Oil & Gas Co. (a)	54,400	398,208
	CVR Energy, Inc.	18,900	379,512
	Delek U.S. Holdings, Inc.	24,400	592,188
	Evolution Petroleum Corp.	66,300	530,400
	Green Plains, Inc.	20,200	499,950
	Pacific Ethanol, Inc. (a)	44,000	301,400
	PDC Energy, Inc. (a)	22,400	1,396,640
	Renewable Energy Group, Inc. (a)	43,100	450,395
	REX American Resources Corp. (a)	4,100	371,009
	Westmoreland Coal Co. (a)	72,600	1,054,152
			6,458,297
	Paper & Forest Products 0.0%‡
	Boise Cascade Co. (a)	4,000	106,800

	Pharmaceuticals 3.3%
	Amphastar Pharmaceuticals, Inc. (a)	107,900	1,564,550
	Catalent, Inc. (a)	71,225	2,017,092
	Depomed, Inc. (a)	51,800	650,090
	Heska Corp. (a)	20,700	2,173,086
	Horizon Pharma PLC (a)	98,300	1,452,874
	Phibro Animal Health Corp. Class A	39,900	1,121,190
	Prestige Brands Holdings, Inc. (a)	12,400	688,944
	SciClone Pharmaceuticals, Inc. (a)	56,700	555,660
	Sucampo Pharmaceuticals, Inc. Class A (a)	27,300	300,300
	Supernus Pharmaceuticals, Inc. (a)	16,100	503,930
			11,027,716
	Professional Services 1.7%
	Barrett Business Services, Inc.	9,900	540,738
	CRA International, Inc.	16,900	597,077
	Insperity, Inc.	25,000	2,216,250
	TrueBlue, Inc. (a)	80,208	2,193,689
			5,547,754
	Real Estate Investment Trusts 6.2%
	Apollo Commercial Real Estate Finance, Inc.	68,700	1,292,247
	Ashford Hospitality Trust, Inc.	206,600	1,316,042
	Chesapeake Lodging Trust	11,800	282,728
	CorEnergy Infrastructure Trust, Inc.	2,352	79,450
	Cousins Properties, Inc.	59,800	494,546
	DiamondRock Hospitality Co.	26,900	299,935
	EastGroup Properties, Inc.	415	30,515
	FelCor Lodging Trust, Inc.	36,500	274,115
	GEO Group, Inc.	17,700	820,749
	Hersha Hospitality Trust	7,800	146,562
	LaSalle Hotel Properties	55,856	1,617,031
	New Residential Investment Corp.	129,300	2,195,514
	Owens Realty Mortgage, Inc.	3,800	67,640
	Potlatch Corp.	50,878	2,325,125
	PS Business Parks, Inc.	20,859	2,393,779
¤	Ryman Hospitality Properties, Inc.	39,164	2,421,510
	Summit Hotel Properties, Inc.	116,800	1,866,464
¤	Sunstone Hotel Investors, Inc.	170,800	2,618,364
	Xenia Hotels & Resorts, Inc.	19,200	327,744
			20,870,060
	Real Estate Management & Development 1.0%
	Altisource Portfolio Solutions S.A. (a)	46,700	1,718,560
	Forestar Group, Inc. (a)	23,900	326,235
	RMR Group, Inc. Class A	26,100	1,291,950
			3,336,745
	Semiconductors & Semiconductor Equipment 3.9%
	Advanced Energy Industries, Inc. (a)	7,022	481,428
	Advanced Micro Devices, Inc. (a)	131,200	1,908,960
	Alpha & Omega Semiconductor, Ltd. (a)	57,800	993,582
	Amkor Technology, Inc. (a)	16,200	187,758
	Cabot Microelectronics Corp.	4,100	314,101
	CEVA, Inc. (a)	3,400	120,700
	Cirrus Logic, Inc. (a)	10,943	664,131
	Entegris, Inc. (a)	24,978	584,485
	FormFactor, Inc. (a)	11,100	131,535
	Inphi Corp. (a)	7,237	353,310
	Integrated Device Technology, Inc. (a)	23,849	564,506
	Lattice Semiconductor Corp. (a)	21,000	145,320
	MACOM Technology Solutions Holdings, Inc. (a)	5,500	265,650
	MaxLinear, Inc. Class A (a)	9,600	269,280
	Microsemi Corp. (a)	19,835	1,022,098
	MKS Instruments, Inc.	9,393	645,769
	Monolithic Power Systems, Inc.	6,788	625,175
	Nanometrics, Inc. (a)	3,800	115,748
	PDF Solutions, Inc. (a)	4,100	92,742
	Photronics, Inc. (a)	78,800	843,160
	Power Integrations, Inc.	4,815	316,586
	Semtech Corp. (a)	11,259	380,554
	Silicon Laboratories, Inc. (a)	7,320	538,386
	Synaptics, Inc. (a)	6,460	319,835
	Ultra Clean Holdings, Inc. (a)	56,300	949,781
	Xperi Corp.	8,636	293,192
			13,127,772
	Software 3.0%
	American Software, Inc. Class A	6,800	69,904
	Aspen Technology, Inc. (a)	40,700	2,398,044
	Barracuda Networks, Inc. (a)	55,000	1,271,050
	Fair Isaac Corp.	6,523	841,141
	QAD, Inc. Class A	6,600	183,810
	RealPage, Inc. (a)	64,987	2,268,046
	Rosetta Stone, Inc. (a)	7,300	71,175
	Rubicon Project, Inc. (a)	176,800	1,041,352
	Sapiens International Corp. N.V.	3,900	50,232
	Synchronoss Technologies, Inc. (a)	42,433	1,035,365
	Take-Two Interactive Software, Inc. (a)	14,700	871,269
			10,101,388
	Specialty Retail 1.1%
	American Eagle Outfitters, Inc.	6,400	89,792
	Barnes & Noble Education, Inc. (a)	7,400	70,966
	Big 5 Sporting Goods Corp.	118,900	1,795,390
	Childrens Place, Inc.	300	36,015
	Kirkland's, Inc. (a)	17,500	217,000
	Pier 1 Imports, Inc.	159,600	1,142,736
	West Marine, Inc. (a)	17,200	164,088
			3,515,987
	Technology Hardware, Storage & Peripherals 0.2%
	Eastman Kodak Co. (a)	2,900	33,350
	Super Micro Computer, Inc. (a)	27,500	697,125
			730,475
	Textiles, Apparel & Luxury Goods 0.0%‡
	Perry Ellis International, Inc. (a)	3,382	72,645

	Thrifts & Mortgage Finance 3.8%
	Charter Financial Corp.	7,800	153,426
	Dime Community Bancshares, Inc.	95,300	1,934,590
¤	Essent Group, Ltd. (a)	67,000	2,423,390
	Flagstar Bancorp, Inc. (a)	76,000	2,142,440
	HomeStreet, Inc. (a)	78,400	2,191,280
	Meta Financial Group, Inc.	23,800	2,106,300
	NMI Holdings, Inc. (a)	45,200	515,280
	SI Financial Group, Inc.	800	11,240
	Southern Missouri Bancorp, Inc.	500	17,760
	Territorial Bancorp, Inc.	4,400	137,148
	United Community Financial Corp.	4,900	40,866
	Walker & Dunlop, Inc. (a)	21,900	913,011
			12,586,731
	Tobacco 0.7%
	Alliance One International, Inc. (a)	4,900	62,965
	Universal Corp.	32,200	2,278,150
			2,341,115
	Trading Companies & Distributors 2.9%
	DXP Enterprises, Inc. (a)	14,200	537,754
	H&E Equipment Services, Inc.	7,800	191,256
	MRC Global, Inc. (a)	85,116	1,560,176
	Neff Corp. (a)	3,200	62,240
	NOW, Inc. (a)	118,400	2,008,064
	Rush Enterprises, Inc. (a)
	Class A	64,800	2,143,584
	Class B	4,200	130,956
	Titan Machinery, Inc. (a)	7,000	107,380
	Univar, Inc. (a)	71,500	2,192,190
	Veritiv Corp. (a)	13,300	688,940
			9,622,540
	Water Utilities 0.7%
	Artesian Resources Corp. Class A	1,543	50,240
	California Water Service Group	10,700	383,595
	SJW Corp.	41,600	2,005,952
			2,439,787
	Total Common Stocks (Cost $307,711,568)		331,624,553

	Exchange-Traded Funds 0.8% (b)
¤	iShares Russell 2000 ETF	20,554	2,825,764
	Total Exchange-Traded Funds (Cost $2,808,912)		2,825,764

	Principal Amount
Short-Term Investments 0.1%
Repurchase Agreements 0.1%
Fixed Income Clearing Corp. 0.09%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $195,357 (Collateralized by a United States Treasury Note with a rate of 3.625% and a maturity date of 2/15/20, with a Principal Amount of $190,000 and a Market Value of $202,162)	$195,355	195,355
Total Short-Term Investments (Cost $195,355)		195,355
Total Investments (Cost $310,715,835) (c)	100.1%	334,645,672
Other Assets, Less Liabilities	(0.1)	(246,377)
Net Assets	100.0%	$334,399,295

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of March 31, 2017, cost is $313,105,029 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$33,148,057
Gross unrealized depreciation	(11,607,414)
Net unrealized appreciation	$21,540,643

The following abbreviation is used in the preceding pages:
ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$331,624,553	$—	$—	$331,624,553
Exchange-Traded Funds	2,825,764	—	—	2,825,764
Short-Term Investments
Repurchase Agreements	—	195,355	—	195,355
Total Investments in Securities	$334,450,317	$195,355	$—	$334,645,672

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2017, the Portfolio did not have any transfers among levels.

As of March 31, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP S&P 500 Index Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 89.7% †
	Aerospace & Defense 2.0%
	Arconic, Inc.	33,375	$879,097
	Boeing Co.	43,153	7,632,040
	General Dynamics Corp.	21,599	4,043,333
	L3 Technologies, Inc.	5,852	967,277
	Lockheed Martin Corp.	18,915	5,061,654
	Northrop Grumman Corp.	13,228	3,146,147
	Raytheon Co.	22,184	3,383,060
	Rockwell Collins, Inc.	9,812	953,334
	Textron, Inc.	20,430	972,264
	TransDigm Group, Inc.	3,773	830,664
	United Technologies Corp.	56,778	6,371,059
			34,239,929
	Air Freight & Logistics 0.6%
	C.H. Robinson Worldwide, Inc.	10,722	828,703
	Expeditors International of Washington, Inc.	13,650	771,089
	FedEx Corp.	18,575	3,624,911
	United Parcel Service, Inc. Class B	52,127	5,593,227
			10,817,930
	Airlines 0.5%
	Alaska Air Group, Inc.	9,350	862,257
	American Airlines Group, Inc.	38,298	1,620,005
	Delta Air Lines, Inc.	55,632	2,556,847
	Southwest Airlines Co.	46,769	2,514,302
	United Continental Holdings, Inc. (a)	21,813	1,540,870
			9,094,281
	Auto Components 0.2%
	BorgWarner, Inc.	15,175	634,163
	Delphi Automotive PLC	20,522	1,651,816
	Goodyear Tire & Rubber Co.	19,117	688,212
			2,974,191
	Automobiles 0.5%
	Ford Motor Co.	294,850	3,432,054
	General Motors Co.	103,272	3,651,698
	Harley-Davidson, Inc.	13,471	814,995
			7,898,747
	Banks 5.8%
	Bank of America Corp.	759,504	17,916,699
	BB&T Corp.	61,301	2,740,155
	Citigroup, Inc.	209,909	12,556,756
	Citizens Financial Group, Inc.	38,671	1,336,083
	Comerica, Inc.	13,359	916,160
	Fifth Third Bancorp	57,102	1,450,391
	Huntington Bancshares, Inc.	81,524	1,091,606
¤	JPMorgan Chase & Co.	270,612	23,770,558
	KeyCorp	81,373	1,446,812
	M&T Bank Corp.	11,714	1,812,507
	People's United Financial, Inc.	26,000	473,200
	PNC Financial Services Group, Inc.	36,754	4,419,301
	Regions Financial Corp.	91,310	1,326,734
	SunTrust Banks, Inc.	37,105	2,051,907
	U.S. Bancorp	120,701	6,216,102
	Wells Fargo & Co.	341,150	18,988,409
	Zions Bancorp.	15,249	640,458
			99,153,838
	Beverages 1.8%
	Brown-Forman Corp. Class B	13,437	620,521
	Coca-Cola Co.	292,746	12,424,140
	Constellation Brands, Inc. Class A	13,119	2,126,196
	Dr. Pepper Snapple Group, Inc.	13,879	1,359,032
	Molson Coors Brewing Co. Class B	13,879	1,328,359
	Monster Beverage Corp. (a)	30,549	1,410,447
	PepsiCo., Inc.	108,126	12,094,975
			31,363,670
	Biotechnology 2.6%
	AbbVie, Inc.	120,755	7,868,396
	Alexion Pharmaceuticals, Inc. (a)	17,017	2,063,141
	Amgen, Inc.	55,794	9,154,121
	Biogen, Inc. (a)	16,357	4,472,331
	Celgene Corp. (a)	58,939	7,333,780
	Gilead Sciences, Inc.	99,023	6,725,642
	Incyte Corp. (a)	13,345	1,783,826
	Regeneron Pharmaceuticals, Inc. (a)	5,761	2,232,445
	Vertex Pharmaceuticals, Inc. (a)	18,822	2,058,186
			43,691,868
	Building Products 0.3%
	Allegion PLC	7,160	542,012
	Fortune Brands Home & Security, Inc.	11,518	700,870
	Johnson Controls International PLC	70,766	2,980,664
	Masco Corp.	24,333	827,079
			5,050,625
	Capital Markets 2.5%
	Affiliated Managers Group, Inc.	4,307	706,089
	Ameriprise Financial, Inc.	11,703	1,517,645
	Bank of New York Mellon Corp.	78,810	3,722,196
	BlackRock, Inc.	9,192	3,525,224
	CBOE Holdings, Inc.	6,905	559,788
	Charles Schwab Corp.	92,035	3,755,948
	CME Group, Inc.	25,637	3,045,676
	E*TRADE Financial Corp. (a)	20,637	720,025
	Franklin Resources, Inc.	26,126	1,100,950
	Goldman Sachs Group, Inc.	28,068	6,447,781
	Intercontinental Exchange, Inc.	45,002	2,694,270
	Invesco, Ltd.	30,911	946,804
	Moody's Corp.	12,616	1,413,497
	Morgan Stanley	109,023	4,670,545
	Nasdaq, Inc.	8,582	596,020
	Northern Trust Corp.	16,337	1,414,457
	Raymond James Financial, Inc.	9,688	738,807
	S&P Global, Inc.	19,589	2,561,066
	State Street Corp.	27,200	2,165,392
	T. Rowe Price Group, Inc.	18,404	1,254,233
			43,556,413
	Chemicals 1.9%
	Air Products & Chemicals, Inc.	16,485	2,230,256
	Albemarle Corp.	8,439	891,496
	CF Industries Holdings, Inc.	17,400	510,690
	Dow Chemical Co.	84,717	5,382,918
	E.I. du Pont de Nemours & Co.	65,676	5,275,753
	Eastman Chemical Co.	11,094	896,395
	Ecolab, Inc.	19,846	2,487,498
	FMC Corp.	9,975	694,160
	International Flavors & Fragrances, Inc.	5,991	793,987
	LyondellBasell Industries N.V. Class A	25,007	2,280,388
	Monsanto Co.	33,089	3,745,675
	Mosaic Co.	26,425	771,082
	PPG Industries, Inc.	19,530	2,052,213
	Praxair, Inc.	21,597	2,561,404
	Sherwin-Williams Co.	6,107	1,894,330
			32,468,245
	Commercial Services & Supplies 0.3%
	Cintas Corp.	6,501	822,637
	Republic Services, Inc.	17,579	1,104,137
	Stericycle, Inc. (a)	6,345	525,937
	Waste Management, Inc.	30,658	2,235,581
			4,688,292
	Communications Equipment 1.0%
	Cisco Systems, Inc.	378,963	12,808,949
	F5 Networks, Inc. (a)	4,993	711,852
	Harris Corp.	9,429	1,049,165
	Juniper Networks, Inc.	28,878	803,675
	Motorola Solutions, Inc.	12,562	1,083,096
			16,456,737
	Construction & Engineering 0.1%
	Fluor Corp.	10,571	556,246
	Jacobs Engineering Group, Inc.	9,149	505,757
	Quanta Services, Inc. (a)	11,457	425,169
			1,487,172
	Construction Materials 0.1%
	Martin Marietta Materials, Inc.	4,822	1,052,402
	Vulcan Materials Co.	9,953	1,199,137
			2,251,539
	Consumer Finance 0.7%
	American Express Co.	57,510	4,549,616
	Capital One Financial Corp.	36,463	3,159,884
	Discover Financial Services	29,287	2,002,938
	Navient Corp.	22,106	326,284
	Synchrony Financial	58,511	2,006,927
			12,045,649
	Containers & Packaging 0.3%
	Avery Dennison Corp.	6,801	548,161
	Ball Corp.	13,075	970,949
	International Paper Co.	30,948	1,571,539
	Sealed Air Corp.	14,738	642,282
	WestRock Co.	19,194	998,664
			4,731,595
	Distributors 0.1%
	Genuine Parts Co.	11,255	1,040,074
	LKQ Corp. (a)	22,966	672,215
			1,712,289
	Diversified Consumer Services 0.0%‡
	H&R Block, Inc.	15,641	363,653

	Diversified Financial Services 1.4%
¤	Berkshire Hathaway, Inc. Class B (a)	143,890	23,983,585
	Leucadia National Corp.	24,186	628,836
			24,612,421
	Diversified Telecommunication Services 2.1%
	AT&T, Inc.	465,286	19,332,633
	CenturyLink, Inc.	40,984	965,993
	Level 3 Communications, Inc. (a)	21,942	1,255,521
	Verizon Communications, Inc.	308,820	15,054,975
			36,609,122
	Electric Utilities 1.8%
	Alliant Energy Corp.	17,073	676,262
	American Electric Power Co., Inc.	37,252	2,500,727
	Duke Energy Corp.	53,003	4,346,776
	Edison International	24,548	1,954,266
	Entergy Corp.	13,533	1,027,967
	Eversource Energy	23,964	1,408,604
	Exelon Corp.	70,198	2,525,724
	FirstEnergy Corp.	33,613	1,069,566
	NextEra Energy, Inc.	35,424	4,547,379
	PG&E Corp.	38,573	2,559,704
	Pinnacle West Capital Corp.	8,275	689,969
	PPL Corp.	51,344	1,919,752
	Southern Co.	75,082	3,737,582
	Xcel Energy, Inc.	38,272	1,701,190
			30,665,468
	Electrical Equipment 0.5%
	Acuity Brands, Inc.	3,280	669,120
	AMETEK, Inc.	17,385	940,181
	Eaton Corp. PLC	34,260	2,540,379
	Emerson Electric Co.	48,870	2,925,358
	Rockwell Automation, Inc.	9,687	1,508,363
			8,583,401
	Electronic Equipment, Instruments & Components 0.3%
	Amphenol Corp. Class A	23,280	1,656,838
	Corning, Inc.	70,502	1,903,554
	FLIR Systems, Inc.	10,312	374,119
	TE Connectivity, Ltd.	26,740	1,993,467
			5,927,978
	Energy Equipment & Services 1.0%
	Baker Hughes, Inc.	32,310	1,932,784
	Halliburton Co.	65,679	3,232,064
	Helmerich & Payne, Inc.	8,046	535,622
	National Oilwell Varco, Inc.	28,533	1,143,888
	Schlumberger, Ltd.	105,619	8,248,844
	TechnipFMC PLC (a)	35,487	1,153,327
	Transocean, Ltd. (a)	29,193	363,453
			16,609,982
	Food & Staples Retailing 1.8%
	Costco Wholesale Corp.	33,254	5,576,363
	CVS Health Corp.	77,707	6,099,999
	Kroger Co.	70,191	2,069,933
	Sysco Corp.	37,652	1,954,892
	Wal-Mart Stores, Inc.	114,084	8,223,175
	Walgreens Boots Alliance, Inc.	64,653	5,369,432
	Whole Foods Market, Inc.	24,332	723,147
			30,016,941
	Food Products 1.4%
	Archer-Daniels-Midland Co.	43,470	2,001,359
	Campbell Soup Co.	14,430	825,973
	ConAgra Brands, Inc.	31,403	1,266,797
	General Mills, Inc.	44,060	2,599,981
	Hershey Co.	10,634	1,161,765
	Hormel Foods Corp.	20,141	697,483
	J.M. Smucker Co.	8,779	1,150,751
	Kellogg Co.	19,048	1,383,075
	Kraft Heinz Co.	45,061	4,091,989
	McCormick & Co., Inc.	8,681	846,832
	Mead Johnson Nutrition Co.	13,897	1,237,945
	Mondelez International, Inc. Class A	115,656	4,982,460
	Tyson Foods, Inc. Class A	21,951	1,354,596
			23,601,006
	Health Care Equipment & Supplies 2.3%
	Abbott Laboratories	130,913	5,813,846
	Baxter International, Inc.	36,881	1,912,649
	Becton Dickinson & Co.	16,167	2,965,674
	Boston Scientific Corp. (a)	102,871	2,558,402
	C.R. Bard, Inc.	5,472	1,360,011
	Cooper Cos., Inc.	3,667	732,997
	Danaher Corp.	46,345	3,963,888
	Dentsply Sirona, Inc.	17,533	1,094,760
	Edwards Lifesciences Corp. (a)	16,153	1,519,513
	Hologic, Inc. (a)	20,920	890,146
	IDEXX Laboratories, Inc. (a)	6,685	1,033,568
	Intuitive Surgical, Inc. (a)	2,782	2,132,319
	Medtronic PLC	103,730	8,356,489
	Stryker Corp.	23,408	3,081,663
	Varian Medical Systems, Inc. (a)	7,042	641,737
	Zimmer Biomet Holdings, Inc.	15,133	1,847,891
			39,905,553
	Health Care Providers & Services 2.4%
	Aetna, Inc.	26,645	3,398,570
	AmerisourceBergen Corp.	12,608	1,115,808
	Anthem, Inc.	20,029	3,312,396
	Cardinal Health, Inc.	24,024	1,959,157
	Centene Corp. (a)	13,033	928,732
	Cigna Corp.	19,396	2,841,320
	DaVita, Inc. (a)	11,939	811,494
	Envision Healthcare Corp. (a)	8,837	541,885
	Express Scripts Holding Co. (a)	46,013	3,032,717
	HCA Holdings, Inc. (a)	21,873	1,946,478
	Henry Schein, Inc. (a)	6,016	1,022,539
	Humana, Inc.	11,313	2,332,062
	Laboratory Corp. of America Holdings (a)	7,698	1,104,432
	McKesson Corp.	16,017	2,374,680
	Patterson Cos., Inc.	6,235	282,009
	Quest Diagnostics, Inc.	10,483	1,029,326
	UnitedHealth Group, Inc.	72,864	11,950,425
	Universal Health Services, Inc. Class B	6,807	847,131
			40,831,161
	Health Care Technology 0.1%
	Cerner Corp. (a)	22,292	1,311,884

	Hotels, Restaurants & Leisure 1.4%
	Carnival Corp.	31,702	1,867,565
	Chipotle Mexican Grill, Inc. (a)	2,195	977,916
	Darden Restaurants, Inc.	9,299	778,047
	Marriott International, Inc. Class A	23,892	2,250,149
	McDonald's Corp.	62,047	8,041,912
	Royal Caribbean Cruises, Ltd.	12,622	1,238,344
	Starbucks Corp.	110,413	6,447,015
	Wyndham Worldwide Corp.	7,975	672,213
	Wynn Resorts, Ltd.	6,065	695,110
	Yum! Brands, Inc.	25,536	1,631,750
			24,600,021
	Household Durables 0.4%
	D.R. Horton, Inc.	25,526	850,271
	Garmin, Ltd.	8,681	443,686
	Leggett & Platt, Inc.	10,160	511,251
	Lennar Corp. Class A	15,435	790,118
	Mohawk Industries, Inc. (a)	4,749	1,089,848
	Newell Brands, Inc.	36,229	1,708,922
	PulteGroup, Inc.	21,730	511,741
	Whirlpool Corp.	5,711	978,466
			6,884,303
	Household Products 1.6%
	Church & Dwight Co., Inc.	19,563	975,607
	Clorox Co.	9,755	1,315,267
	Colgate-Palmolive Co.	66,885	4,895,313
	Kimberly-Clark Corp.	26,952	3,547,692
	Procter & Gamble Co.	193,679	17,402,058
			28,135,937
	Independent Power & Renewable Electricity Producers 0.1%
	AES Corp.	49,453	552,884
	NRG Energy, Inc.	23,454	438,590
			991,474
	Industrial Conglomerates 2.2%
	3M Co.	45,168	8,641,993
¤	General Electric Co.	660,990	19,697,502
	Honeywell International, Inc.	57,576	7,189,515
	Roper Technologies, Inc.	7,718	1,593,690
			37,122,700
	Insurance 2.4%
	Aflac, Inc.	30,494	2,208,376
	Allstate Corp.	27,819	2,266,970
	American International Group, Inc.	70,691	4,413,239
	Aon PLC	19,876	2,359,083
	Arthur J. Gallagher & Co.	13,569	767,191
	Assurant, Inc.	4,226	404,301
	Chubb, Ltd.	35,383	4,820,934
	Cincinnati Financial Corp.	11,169	807,184
	Hartford Financial Services Group, Inc.	28,121	1,351,777
	Lincoln National Corp.	17,280	1,130,976
	Loews Corp.	20,844	974,874
	Marsh & McLennan Cos., Inc.	38,951	2,878,089
	MetLife, Inc.	82,371	4,350,836
	Principal Financial Group, Inc.	20,324	1,282,648
	Progressive Corp.	43,634	1,709,580
	Prudential Financial, Inc.	32,509	3,468,060
	Torchmark Corp.	8,454	651,296
	Travelers Cos., Inc.	21,246	2,560,993
	Unum Group	17,679	828,968
	Willis Towers Watson PLC	9,652	1,263,350
	XL Group, Ltd.	20,128	802,302
			41,301,027
	Internet & Direct Marketing Retail 2.3%
¤	Amazon.com, Inc. (a)	30,005	26,600,633
	Expedia, Inc.	9,078	1,145,371
	Netflix, Inc. (a)	32,608	4,819,788
	Priceline Group, Inc. (a)	3,732	6,642,848
	TripAdvisor, Inc. (a)	8,436	364,098
			39,572,738
	Internet Software & Services 4.1%
	Akamai Technologies, Inc. (a)	13,283	792,995
¤	Alphabet, Inc. (a)
	Class A	22,510	19,083,978
	Class C	22,387	18,571,360
	eBay, Inc. (a)	76,796	2,578,042
¤	Facebook, Inc. Class A (a)	178,428	25,345,697
	VeriSign, Inc. (a)	6,878	599,142
	Yahoo!, Inc. (a)	66,314	3,077,633
			70,048,847
	IT Services 3.3%
	Accenture PLC Class A	47,170	5,654,740
	Alliance Data Systems Corp.	4,248	1,057,752
	Automatic Data Processing, Inc.	34,110	3,492,523
	Cognizant Technology Solutions Corp. Class A (a)	46,110	2,744,467
	CSRA, Inc.	11,104	325,236
	Fidelity National Information Services, Inc.	24,908	1,983,175
	Fiserv, Inc. (a)	16,255	1,874,364
	Global Payments, Inc.	11,543	931,289
	International Business Machines Corp.	65,027	11,323,802
	Mastercard, Inc. Class A	71,378	8,027,884
	Paychex, Inc.	24,317	1,432,271
	PayPal Holdings, Inc. (a)	85,082	3,660,228
	Teradata Corp. (a)	9,929	308,990
	Total System Services, Inc.	12,636	675,521
	Visa, Inc. Class A	140,764	12,509,697
	Western Union Co.	37,030	753,560
			56,755,499
	Leisure Products 0.1%
	Hasbro, Inc.	8,504	848,869
	Mattel, Inc.	25,841	661,788
			1,510,657
	Life Sciences Tools & Services 0.6%
	Agilent Technologies, Inc.	24,399	1,289,975
	Illumina, Inc. (a)	11,020	1,880,453
	Mettler-Toledo International, Inc. (a)	1,965	941,058
	PerkinElmer, Inc.	8,250	478,995
	Thermo Fisher Scientific, Inc.	29,656	4,555,162
	Waters Corp. (a)	6,071	948,958
			10,094,601
	Machinery 1.3%
	Caterpillar, Inc.	44,432	4,121,512
	Cummins, Inc.	11,690	1,767,528
	Deere & Co.	22,203	2,417,019
	Dover Corp.	11,781	946,603
	Flowserve Corp.	9,770	473,063
	Fortive Corp.	22,652	1,364,103
	Illinois Tool Works, Inc.	23,693	3,138,612
	Ingersoll-Rand PLC	19,517	1,587,123
	PACCAR, Inc.	26,386	1,773,139
	Parker-Hannifin Corp.	10,151	1,627,408
	Pentair PLC	12,563	788,705
	Snap-on, Inc.	4,335	731,185
	Stanley Black & Decker, Inc.	11,591	1,540,096
	Xylem, Inc.	13,390	672,446
			22,948,542
	Media 2.9%
	CBS Corp. Class B	28,178	1,954,426
	Charter Communications, Inc. Class A (a)	16,330	5,345,136
	Comcast Corp. Class A	358,551	13,477,932
	Discovery Communications, Inc. (a)
	Class A	11,160	324,644
	Class C	16,389	463,973
	DISH Network Corp. Class A (a)	17,191	1,091,457
	Interpublic Group of Cos., Inc.	30,334	745,306
	News Corp.
	Class A	28,483	370,279
	Class B	8,047	108,635
	Omnicom Group, Inc.	17,873	1,540,831
	Scripps Networks Interactive, Inc. Class A	7,063	553,527
	TEGNA, Inc.	16,550	424,011
	Time Warner, Inc.	58,664	5,732,059
	Twenty-First Century Fox, Inc.
	Class A	79,723	2,582,228
	Class B	36,700	1,166,326
	Viacom, Inc. Class B	26,324	1,227,225
	Walt Disney Co.	110,212	12,496,939
			49,604,934
	Metals & Mining 0.2%
	Freeport-McMoRan, Inc. (a)	101,283	1,353,141
	Newmont Mining Corp.	39,884	1,314,577
	Nucor Corp.	24,156	1,442,596
			4,110,314
	Multi-Utilities 0.9%
	Ameren Corp.	18,113	988,789
	CenterPoint Energy, Inc.	32,120	885,549
	CMS Energy Corp.	21,135	945,580
	Consolidated Edison, Inc.	23,111	1,794,800
	Dominion Resources, Inc.	47,586	3,691,246
	DTE Energy Co.	13,556	1,384,203
	NiSource, Inc.	24,504	582,950
	Public Service Enterprise Group, Inc.	38,118	1,690,533
	SCANA Corp.	10,669	697,219
	Sempra Energy	19,032	2,103,036
	WEC Energy Group, Inc.	23,844	1,445,662
			16,209,567
	Multiline Retail 0.4%
	Dollar General Corp.	19,201	1,338,886
	Dollar Tree, Inc. (a)	17,710	1,389,527
	Kohl's Corp.	13,532	538,709
	Macy's, Inc.	23,093	684,477
	Nordstrom, Inc.	8,755	407,720
	Target Corp.	42,134	2,325,375
			6,684,694
	Oil, Gas & Consumable Fuels 4.9%
	Anadarko Petroleum Corp.	42,254	2,619,748
	Apache Corp.	28,588	1,469,137
	Cabot Oil & Gas Corp.	36,094	863,008
	Chesapeake Energy Corp. (a)	56,138	333,460
	Chevron Corp.	143,422	15,399,220
	Cimarex Energy Co.	7,175	857,341
	Concho Resources, Inc. (a)	11,255	1,444,467
	ConocoPhillips	93,605	4,668,081
	Devon Energy Corp.	39,394	1,643,518
	EOG Resources, Inc.	43,582	4,251,424
	EQT Corp.	12,942	790,756
¤	Exxon Mobil Corp.	314,140	25,762,621
	Hess Corp.	20,281	977,747
	Kinder Morgan, Inc.	144,765	3,147,191
	Marathon Oil Corp.	63,245	999,271
	Marathon Petroleum Corp.	39,788	2,010,886
	Murphy Oil Corp.	12,195	348,655
	Newfield Exploration Co. (a)	14,853	548,224
	Noble Energy, Inc.	33,081	1,136,002
	Occidental Petroleum Corp.	57,903	3,668,734
	ONEOK, Inc.	15,904	881,718
	Phillips 66	33,512	2,654,821
	Pioneer Natural Resources Co.	12,790	2,381,882
	Range Resources Corp.	14,165	412,201
	Southwestern Energy Co. (a)	29,767	243,196
	Tesoro Corp.	8,988	728,567
	Valero Energy Corp.	34,198	2,266,985
	Williams Cos., Inc.	62,564	1,851,269
			84,360,130
	Personal Products 0.1%
	Coty, Inc. Class A	35,511	643,814
	Estee Lauder Cos., Inc. Class A	16,840	1,427,864
			2,071,678
	Pharmaceuticals 4.6%
	Allergan PLC	25,397	6,067,851
	Bristol-Myers Squibb Co.	126,725	6,891,306
	Eli Lilly & Co.	73,559	6,187,047
¤	Johnson & Johnson	205,529	25,598,637
	Mallinckrodt PLC (a)	8,116	361,730
	Merck & Co., Inc.	208,005	13,216,638
	Mylan N.V. (a)	34,661	1,351,432
	Perrigo Co. PLC	10,768	714,888
	Pfizer, Inc.	450,914	15,425,768
	Zoetis, Inc.	37,329	1,992,249
			77,807,546
	Professional Services 0.2%
	Dun & Bradstreet Corp.	2,225	240,167
	Equifax, Inc.	8,991	1,229,429
	Nielsen Holdings PLC	25,329	1,046,341
	Robert Half International, Inc.	9,905	483,661
	Verisk Analytics, Inc. (a)	11,722	951,123
			3,950,721
	Real Estate Investment Trusts 2.6%
	Alexandria Real Estate Equities, Inc.	6,733	744,131
	American Tower Corp.	32,364	3,933,521
	Apartment Investment & Management Co. Class A	11,677	517,875
	AvalonBay Communities, Inc.	10,404	1,910,174
	Boston Properties, Inc.	11,580	1,533,308
	Crown Castle International Corp.	27,160	2,565,262
	Digital Realty Trust, Inc.	11,969	1,273,382
	Equinix, Inc.	5,885	2,356,177
	Equity Residential	27,625	1,718,827
	Essex Property Trust, Inc.	4,930	1,141,443
	Extra Space Storage, Inc.	9,375	697,406
	Federal Realty Investment Trust	5,427	724,505
	GGP, Inc.	43,996	1,019,827
	HCP, Inc.	35,115	1,098,397
	Host Hotels & Resorts, Inc.	56,109	1,046,994
	Iron Mountain, Inc.	18,447	658,004
	Kimco Realty Corp.	32,109	709,288
	Macerich Co.	9,206	592,866
	Mid-America Apartment Communities, Inc.	8,551	869,979
	Prologis, Inc.	39,935	2,071,828
	Public Storage	11,313	2,476,529
	Realty Income Corp.	20,594	1,225,961
	Regency Centers Corp.	11,031	732,348
	Simon Property Group, Inc.	24,295	4,179,469
	SL Green Realty Corp.	7,654	816,069
	UDR, Inc.	20,092	728,536
	Ventas, Inc.	26,752	1,739,950
	Vornado Realty Trust	12,993	1,303,328
	Welltower, Inc.	27,408	1,941,035
	Weyerhaeuser Co.	56,514	1,920,346
			44,246,765
	Real Estate Management & Development 0.0%‡
	CBRE Group, Inc. Class A (a)	22,524	783,610

	Road & Rail 0.8%
	CSX Corp.	70,188	3,267,251
	J.B. Hunt Transport Services, Inc.	6,578	603,466
	Kansas City Southern	8,147	698,687
	Norfolk Southern Corp.	22,117	2,476,440
	Ryder System, Inc.	3,988	300,855
	Union Pacific Corp.	61,653	6,530,286
			13,876,985
	Semiconductors & Semiconductor Equipment 3.1%
	Advanced Micro Devices, Inc. (a)	58,443	850,346
	Analog Devices, Inc.	27,509	2,254,362
	Applied Materials, Inc.	81,732	3,179,375
	Broadcom, Ltd.	30,383	6,652,662
	Intel Corp.	358,018	12,913,709
	KLA-Tencor Corp.	11,874	1,128,861
	Lam Research Corp.	12,302	1,579,085
	Microchip Technology, Inc.	16,397	1,209,771
	Micron Technology, Inc. (a)	78,532	2,269,575
	NVIDIA Corp.	44,743	4,873,855
	Qorvo, Inc. (a)	9,630	660,233
	QUALCOMM, Inc.	111,901	6,416,403
	Skyworks Solutions, Inc.	14,038	1,375,443
	Texas Instruments, Inc.	75,586	6,089,208
	Xilinx, Inc.	18,859	1,091,747
			52,544,635
	Software 4.2%
	Activision Blizzard, Inc.	52,403	2,612,814
	Adobe Systems, Inc. (a)	37,544	4,885,601
	Autodesk, Inc. (a)	14,712	1,272,147
	CA, Inc.	23,693	751,542
	Citrix Systems, Inc. (a)	11,660	972,327
	Electronic Arts, Inc. (a)	23,417	2,096,290
	Intuit, Inc.	18,462	2,141,407
¤	Microsoft Corp.	585,438	38,556,947
	Oracle Corp.	227,058	10,129,057
	Red Hat, Inc. (a)	13,646	1,180,379
	salesforce.com, Inc. (a)	49,749	4,103,795
	Symantec Corp.	47,097	1,444,936
	Synopsys, Inc. (a)	11,425	824,085
			70,971,327
	Specialty Retail 2.2%
	Advance Auto Parts, Inc.	5,564	824,919
	AutoNation, Inc. (a)	5,000	211,450
	AutoZone, Inc. (a)	2,157	1,559,619
	Bed Bath & Beyond, Inc.	11,651	459,748
	Best Buy Co., Inc.	20,627	1,013,817
	CarMax, Inc. (a)	14,379	851,524
	Foot Locker, Inc.	10,028	750,195
	Gap, Inc.	17,102	415,408
	Home Depot, Inc.	92,288	13,550,647
	L Brands, Inc.	18,211	857,738
	Lowe's Cos., Inc.	65,608	5,393,634
	O'Reilly Automotive, Inc. (a)	6,961	1,878,356
	Ross Stores, Inc.	29,880	1,968,196
	Signet Jewelers, Ltd.	5,253	363,875
	Staples, Inc.	48,047	421,372
	Tiffany & Co.	8,093	771,263
	TJX Cos., Inc.	49,249	3,894,611
	Tractor Supply Co.	10,028	691,631
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,417	1,259,861
			37,137,864
	Technology Hardware, Storage & Peripherals 3.9%
¤	Apple, Inc. (b)	397,478	57,101,690
	Hewlett Packard Enterprise Co.	125,862	2,982,929
	HP, Inc.	128,291	2,293,843
	NetApp, Inc.	20,527	859,055
	Seagate Technology PLC	22,323	1,025,295
	Western Digital Corp.	21,824	1,801,135
	Xerox Corp.	64,184	471,111
			66,535,058
	Textiles, Apparel & Luxury Goods 0.6%
	Coach, Inc.	21,181	875,411
	Hanesbrands, Inc.	28,380	589,169
	Michael Kors Holdings, Ltd. (a)	12,409	472,907
	NIKE, Inc. Class B	100,399	5,595,236
	PVH Corp.	5,988	619,578
	Ralph Lauren Corp.	4,248	346,722
	Under Armour, Inc. (a)	13,618	269,364
	Class A	13,618	269,364
	Class C	13,714	250,966
	VF Corp.	24,999	1,374,195
			10,393,548
	Tobacco 1.6%
	Altria Group, Inc.	146,931	10,493,812
	Philip Morris International, Inc.	117,533	13,269,476
	Reynolds American, Inc.	62,657	3,948,644
			27,711,932
	Trading Companies & Distributors 0.2%
	Fastenal Co.	21,627	1,113,790
	United Rentals, Inc. (a)	6,363	795,693
	W.W. Grainger, Inc.	4,101	954,549
			2,864,032
	Water Utilities 0.1%
	American Water Works Co., Inc.	13,345	1,037,841

	Total Common Stocks (Cost $610,826,305)		1,535,591,107	(c)

		Principal Amount
	Short-Term Investments 10.2%
	U.S. Government 10.2%
	United States Treasury Bills 10.2% (d)
	0.464 - 0.616%, due 4/20/17	$19,600,000	19,594,761
	0.69 - 0.74%, due 5/25/17	138,300,000	138,158,871
	0.721%, due 6/15/17	1,400,000	1,397,956
	0.721 - 0.747%, due 7/6/17	7,300,000	7,285,473
	0.771%, due 7/27/17 (b)	8,000,000	7,980,080
	Total Short-Term Investments (Cost $174,417,681)		174,417,141
	Total Investments (Cost $785,243,986) (e)	99.9%	1,710,008,248
	Other Assets, Less Liabilities	0.1	943,010
	Net Assets	100.0%	$1,710,951,258

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2017, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Represents a security which was maintained at the broker as collateral for futures contracts.
(c)	The combined market value of common stocks and notional amount of Standard & Poor's 500 Index futures contracts represents 99.9% of the Portfolio's net assets.
(d)	Interest rate shown represents yield to maturity.
(e)	As of March 31, 2017, cost was $805,620,368 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$936,698,692
Gross unrealized depreciation	(32,310,812)
Net unrealized appreciation	$904,387,880

As of March 31, 2017, the Portfolio held the following futures contracts1:

Type	Number of Contracts Long	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
Standard & Poor’s 500 Index Mini	1,475	June 2017	$173,991,000	$(1,105,817)
			$173,991,000	$(1,105,817)

1. As of March 31, 2017, cash in the amount of $7,375,000 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2017.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,535,591,107	$—	$—	$1,535,591,107
Short-Term Investments	—	174,417,141	—	174,417,141
Total Investments in Securities	1,535,591,107	174,417,141	—	1,710,008,248

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts(b)	$(1,105,817)	$—	$—	$(1,105,817)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2017, the Portfolio did not have any transfers among levels.

As of March 31, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP T. Rowe Price Equity Income Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

		Principal Amount	Value
	Corporate Bonds 0.2% †
	Technology Hardware, Storage & Peripherals 0.2%
	Western Digital Corp. 10.50%, due 4/1/24	$1,186,000	$1,397,998
	Total Corporate Bond (Cost $1,180,575)		1,397,998

		Shares
	Common Stocks 96.5%
	Aerospace & Defense 2.2%
¤	Boeing Co.	95,100	16,819,386
	United Technologies Corp.	9,600	1,077,216
			17,896,602
	Air Freight & Logistics 1.1%
	United Parcel Service, Inc. Class B	82,200	8,820,060

	Airlines 0.4%
	Southwest Airlines Co.	58,100	3,123,456

	Auto Components 0.7%
	Adient PLC	80,400	5,842,668

	Automobiles 0.4%
	Ford Motor Co.	265,700	3,092,748

	Banks 11.5%
	Bank of America Corp.	163,600	3,859,324
	Citigroup, Inc.	181,700	10,869,294
	Fifth Third Bancorp	293,400	7,452,360
¤	JPMorgan Chase & Co.	313,300	27,520,272
	KeyCorp	328,500	5,840,730
	PNC Financial Services Group, Inc.	60,300	7,250,472
	Royal Bank of Scotland Group PLC (a)	911,490	2,764,797
	U.S. Bancorp	177,100	9,120,650
¤	Wells Fargo & Co.	334,500	18,618,270
			93,296,169
	Beverages 1.8%
	Diageo PLC	168,282	4,814,545
	PepsiCo., Inc.	84,200	9,418,612
			14,233,157
	Biotechnology 0.8%
	Gilead Sciences, Inc.	90,800	6,167,136

	Building Products 1.6%
	Johnson Controls International PLC	310,604	13,082,640

	Capital Markets 6.8%
	Ameriprise Financial, Inc.	86,300	11,191,384
	Bank of New York Mellon Corp.	141,200	6,668,876
¤	Morgan Stanley	374,100	16,026,444
	Northern Trust Corp.	98,400	8,519,472
	Och-Ziff Capital Management Group LLC Class A	65,500	148,030
	State Street Corp.	154,100	12,267,901
			54,822,107
	Chemicals 2.4%
	CF Industries Holdings, Inc.	196,300	5,761,405
	E.I. du Pont de Nemours & Co.	167,100	13,423,143
			19,184,548
	Communications Equipment 2.8%
	Cisco Systems, Inc.	323,600	10,937,680
	Harris Corp.	108,289	12,049,317
			22,986,997
	Construction Materials 0.8%
	Vulcan Materials Co.	51,000	6,144,480

	Consumer Finance 0.8%
	American Express Co.	86,600	6,850,926

	Containers & Packaging 0.9%
	International Paper Co.	145,800	7,403,724

	Diversified Telecommunication Services 2.7%
	CenturyLink, Inc.	140,300	3,306,871
	Telefonica S.A.	266,945	2,985,886
¤	Verizon Communications, Inc.	320,775	15,637,781
			21,930,538
	Electric Utilities 4.3%
	Edison International	101,300	8,064,493
	Exelon Corp.	171,000	6,152,580
	FirstEnergy Corp.	33,913	1,079,112
	PG&E Corp.	167,100	11,088,756
	Southern Co.	55,900	2,782,702
	Xcel Energy, Inc.	135,600	6,027,420
			35,195,063
	Electrical Equipment 1.0%
	Emerson Electric Co.	130,200	7,793,772

	Electronic Equipment, Instruments & Components 0.3%
	TE Connectivity, Ltd.	36,900	2,750,895

	Food & Staples Retailing 0.9%
	Wal-Mart Stores, Inc.	101,000	7,280,080

	Food Products 2.5%
	Archer-Daniels-Midland Co.	211,400	9,732,856
	Hershey Co.	11,500	1,256,375
	Kellogg Co.	52,300	3,797,503
	Tyson Foods, Inc. Class A	83,100	5,128,101
			19,914,835
	Health Care Equipment & Supplies 1.8%
	Becton Dickinson & Co.	35,600	6,530,464
	Medtronic PLC	97,300	7,838,488
			14,368,952
	Health Care Providers & Services 1.6%
	Anthem, Inc.	76,608	12,669,431

	Hotels, Restaurants & Leisure 1.6%
	Carnival Corp.	88,600	5,219,426
	Las Vegas Sands Corp.	140,878	8,039,907
			13,259,333
	Independent Power & Renewable Electricity Producers 0.7%
	AES Corp.	472,500	5,282,550

	Industrial Conglomerates 1.6%
	General Electric Co.	440,900	13,138,820

	Insurance 5.4%
	Chubb, Ltd.	25,558	3,482,278
	Loews Corp.	243,900	11,407,203
	Marsh & McLennan Cos., Inc.	124,500	9,199,305
	MetLife, Inc.	242,200	12,793,004
	Willis Towers Watson PLC	30,043	3,932,328
	XL Group, Ltd.	65,600	2,614,816
			43,428,934
	Leisure Products 0.7%
	Mattel, Inc.	236,600	6,059,326

	Machinery 2.8%
	Cummins, Inc.	33,200	5,019,840
	Flowserve Corp.	83,705	4,052,996
	Illinois Tool Works, Inc.	67,600	8,954,972
	Pentair PLC	79,800	5,009,844
			23,037,652
	Media 4.2%
	Comcast Corp. Class A	266,800	10,029,012
	News Corp. Class A	486,500	6,324,500
	Time Warner, Inc.	10,400	1,016,184
	Twenty-First Century Fox, Inc., Class B	378,400	12,025,552
	Walt Disney Co.	40,200	4,558,278
			33,953,526
	Metals & Mining 0.6%
	Nucor Corp.	81,000	4,837,320

	Multi-Utilities 1.1%
	NiSource, Inc.	367,100	8,733,309

	Multiline Retail 1.0%
	Kohl's Corp.	120,100	4,781,181
	Macy's, Inc.	117,000	3,467,880
			8,249,061
	Oil, Gas & Consumable Fuels 9.9%
	Apache Corp.	125,660	6,457,667
	Canadian Natural Resources, Ltd.	110,800	3,633,132
	Chevron Corp.	77,900	8,364,123
	EQT Corp.	30,370	1,855,607
¤	Exxon Mobil Corp.	234,400	19,223,144
	Hess Corp.	150,000	7,231,500
	Occidental Petroleum Corp.	156,200	9,896,832
	Royal Dutch Shell PLC Class A, Sponsored ADR	173,000	9,122,290
¤	Total S.A.	290,488	14,693,555
			80,477,850
	Personal Products 0.6%
	Avon Products, Inc. (a)	247,200	1,087,680
	Coty, Inc. Class A	203,093	3,682,076
			4,769,756
	Pharmaceuticals 6.2%
	Bristol-Myers Squibb Co.	133,100	7,237,978
	GlaxoSmithKline PLC	209,942	4,365,090
¤	Johnson & Johnson	124,900	15,556,295
	Merck & Co., Inc.	119,000	7,561,260
¤	Pfizer, Inc.	443,700	15,178,977
			49,899,600
	Real Estate Investment Trusts 2.0%
	Equity Residential	75,900	4,722,498
	Rayonier, Inc.	206,229	5,844,530
	Weyerhaeuser Co.	177,900	6,045,042
			16,612,070
	Semiconductors & Semiconductor Equipment 3.8%
	Analog Devices, Inc.	43,500	3,564,825
	Applied Materials, Inc.	247,400	9,623,860
	QUALCOMM, Inc.	210,500	12,070,070
	Texas Instruments, Inc.	63,900	5,147,784
			30,406,539
	Software 2.2%
	CA, Inc.	41,900	1,329,068
¤	Microsoft Corp.	253,600	16,702,096
			18,031,164
	Technology Hardware, Storage & Peripherals 1.1%
	Apple, Inc.	26,200	3,763,892
	Western Digital Corp.	59,700	4,927,041
			8,690,933
	Tobacco 0.6%
	Philip Morris International, Inc.	45,100	5,091,790

	Wireless Telecommunication Services 0.3%
	Vodafone Group PLC	841,401	2,193,773

	Total Common Stocks (Cost $656,324,726)		781,004,290

	Convertible Preferred Stocks 1.1%
	Electric Utilities 1.0%
	Great Plains Energy, Inc. 7.00%	45,287	2,433,270
	Nextera Energy, Inc. 6.123%	105,786	5,395,086
			7,828,356
	Multi-Utilities 0.1%
	DTE Energy Co. 6.50%	23,834	1,280,601
	Total Convertible Preferred Stocks (Cost $8,637,012)		9,108,957

	Principal Amount
Short-Term Investments 1.9%
Repurchase Agreement 1.9%
Fixed Income Clearing Corp. 0.09%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $15,543,353 (Collateralized by a United States Treasury Note with a rate of 3.625% and a maturity date of 2/15/20, with a Principal Amount of $14,905,000 and a Market Value of $15,859,054)	$15,543,237	15,543,237
Total Short-Term Investments (Cost $15,543,237)		15,543,237
Total Investments (Cost $681,685,550) (b)	99.7%	807,054,482
Other Assets, Less Liabilities	0.3	2,206,125
Net Assets	100.0%	$809,260,607

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	As of March 31, 2017, cost was $683,136,738 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$149,511,096
Gross unrealized depreciation	(25,593,352)
Net unrealized appreciation	$123,917,744

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$781,004,290	$—	$—	$781,004,290
Convertible Preferred Stocks	9,108,957	—	—	9,108,957
Long-Term Bonds
Corporate Bonds	—	1,397,998	—	1,397,998
Short-Term Investments
Repurchase Agreement	—	15,543,237	—	15,543,237
Total Investments in Securities	$790,113,247	$16,941,235	$—	$807,054,482

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2017, certain foreign equity securities with a market value of $30,206,254 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

As of March 31, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Unconstrained Bond Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 91.6%†
	Asset-Backed Securities 0.1% (a)
	Home Equity 0.0%‡
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.848%, due 5/25/37		$32,154	$23,855
	First NLC Trust Series 2007-1, Class A1 0.848%, due 8/25/37(b)		82,287	46,619
	MASTR Asset Backed Securities Trust Series 2006-HE4, Class A1 0.828%, due 11/25/36		21,601	10,197
	Morgan Stanley ABS Capital I Trust
	Series 2006-HE6, Class A2B 0.878%, due 9/25/36		77,344	37,399
	Series 2006-HE8, Class A2B 0.878%, due 10/25/36		39,283	21,658
	Series 2007-HE4, Class A2A 0.888%, due 2/25/37		20,969	9,238
	Series 2007-NC2, Class A2FP 0.928%, due 2/25/37		79,237	46,846
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.858%, due 6/25/37		79,961	53,126
	Series 2006-EQ2, Class A2 0.888%, due 1/25/37		49,207	35,266
				284,204
	Other ABS 0.1%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.838%, due 10/25/36		29,105	28,602
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.908%, due 4/25/37		7,956	7,906
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.878%, due 4/25/37		784	541
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 0.878%, due 3/25/47		32,008	20,420
	Securitized Asset-Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.868%, due 5/25/37		91,381	62,963
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.888%, due 9/25/37		550,135	255,625
				376,057
	Student Loans 0.0%‡
	KeyCorp Student Loan Trust Series 2000-A, Class A2 1.25%, due 5/25/29		162,297	156,877

	Total Asset-Backed Securities (Cost $1,104,021)			817,138

	Convertible Bonds 0.4%
	Health Care - Products 0.2%
	Danaher Corp. (TBD), due 1/22/21		266,000	869,820
	Teleflex, Inc. 3.875%, due 8/1/17		322,000	1,009,470
				1,879,290
	Health Care - Services 0.1%
	Anthem, Inc. 2.75%, due 10/15/42		160,000	366,100

	Internet 0.1%
	Priceline Group, Inc. 1.00%, due 3/15/18		305,000	575,687

	Pharmaceuticals 0.0%‡
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26		295,000	318,231

	Real Estate Investment Trusts 0.0%‡
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (b)		250,000	345,000

	Software 0.0%‡
	Salesforce.com, Inc. 0.25%, due 4/1/18		190,000	245,338

	Total Convertible Bonds (Cost $2,117,874)			3,729,646

	Corporate Bonds 74.4%
	Advertising 0.1%
	Lamar Media Corp. 5.00%, due 5/1/23		900,000	927,000

	Aerospace & Defense 0.5%
	Boeing Co. 2.125%, due 3/1/22		2,400,000	2,371,843
	Orbital ATK, Inc. 5.50%, due 10/1/23		2,885,000	2,971,550
				5,343,393
	Agriculture 1.1%
	Bunge, Ltd. Finance Corp. 3.50%, due 11/24/20		4,435,000	4,550,607
	Philip Morris International, Inc. 1.625%, due 2/21/19		6,500,000	6,476,951
				11,027,558
	Airlines 1.0%
	American Airlines Pass-Through Trust
	Series 2015-2, Class AA 3.60%, due 3/22/29		952,663	957,903
	Series 2015-2, Class A 4.00%, due 3/22/29		952,668	969,339
	Continental Airlines, Inc.
	Series 2007-1, Class A 5.983%, due 10/19/23		629,965	692,961
	Series 2003-ERJ1 7.875%, due 1/2/20		66,226	68,378
	Series 2004-ERJ1 9.558%, due 3/1/21		9,306	9,934
	Series 2005-ERJ1 9.798%, due 10/1/22		383,339	421,673
	Delta Air Lines, Inc.
	Series 2011-1, Class A 5.30%, due 10/15/20		192,488	202,594
	Series 2010-1, Class A 6.20%, due 1/2/20		44,022	46,278
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21		62,787	69,380
	U.S. Airways Group, Inc.
	Series 2012-1, Class A 5.90%, due 4/1/26		1,453,937	1,619,744
	Series 2010-1, Class A 6.25%, due 10/22/24		1,064,127	1,159,899
	UAL Pass Through Trust Series 2007-1 6.636%, due 1/2/24		2,157,211	2,332,484
	United Airlines, Inc. Series 2014-2, Class B 4.625%, due 3/3/24		1,500,846	1,534,615
				10,085,182
	Apparel 0.2%
	VF Corp. 3.50%, due 9/1/21		2,185,000	2,275,972

	Auto Manufacturers 1.6%
	Daimler Finance North America LLC 2.30%, due 1/6/20 (b)		5,000,000	5,011,325
	Ford Holdings LLC 9.30%, due 3/1/30		215,000	299,451
	Ford Motor Co.
	6.625%, due 10/1/28		51,000	60,115
	7.45%, due 7/16/31		614,000	774,449
	8.90%, due 1/15/32		135,000	182,679
	Ford Motor Credit Co. LLC 8.125%, due 1/15/20		1,584,000	1,820,345
	General Motors Financial Co., Inc. 3.45%, due 4/10/22		4,000,000	4,030,600
	Toyota Motor Credit Corp. 1.25%, due 10/5/17		4,924,000	4,922,203
				17,101,167
	Auto Parts & Equipment 1.0%
	Dana, Inc. 5.375%, due 9/15/21		4,450,000	4,611,312
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (b)		2,195,000	2,255,363
	ZF North America Capital, Inc. 4.50%, due 4/29/22 (b)		3,380,000	3,519,425
				10,386,100
	Banks 13.6%
¤	Bank of America Corp.
	1.132%, due 5/6/19 (a)	EUR	1,000,000	1,087,144
	3.248%, due 10/21/27		$7,705,000	7,333,912
	3.50%, due 4/19/26		5,700,000	5,620,941
	4.875%, due 4/1/44		515,000	555,449
	5.00%, due 1/21/44		1,605,000	1,749,134
	5.125%, due 12/29/49 (a)		2,010,000	2,017,538
	5.625%, due 7/1/20		1,390,000	1,524,471
	5.875%, due 2/7/42		465,000	559,232
	6.11%, due 1/29/37		1,438,000	1,679,968
	6.30%, due 12/29/49 (a)		1,810,000	1,968,375
	7.625%, due 6/1/19		95,000	105,905
	8.57%, due 11/15/24		455,000	576,006
	Bank of New York Mellon Corp. 4.625%, due 12/29/49 (a)		3,740,000	3,590,400
	Barclays Bank PLC 5.14%, due 10/14/20		4,249,000	4,545,640
	BB&T Corp. 2.75%, due 4/1/22		4,790,000	4,819,276
	Capital One Financial Corp.
	4.20%, due 10/29/25		470,000	471,874
	5.55%, due 12/29/49 (a)		4,045,000	4,196,688
¤	Citigroup, Inc.
	2.50%, due 7/29/19		2,540,000	2,562,924
	4.65%, due 7/30/45		1,322,000	1,377,350
	5.50%, due 9/13/25		2,710,000	2,962,737
	6.30%, due 12/29/49 (a)		4,290,000	4,472,325
	Citizens Bank N.A. 2.55%, due 5/13/21		1,145,000	1,138,501
	Citizens Financial Group, Inc.
	4.15%, due 9/28/22 (b)		1,450,000	1,490,238
	4.30%, due 12/3/25		2,550,000	2,628,214
	Discover Bank
	7.00%, due 4/15/20		1,005,000	1,121,062
	8.70%, due 11/18/19		420,000	477,060
¤	Goldman Sachs Group, Inc.
	2.30%, due 12/13/19		2,100,000	2,101,281
	3.625%, due 1/22/23		2,813,000	2,883,710
	4.80%, due 7/8/44		2,700,000	2,851,170
	5.25%, due 7/27/21		1,900,000	2,084,140
	5.30%, due 12/29/49 (a)(c)		2,537,000	2,584,569
	6.75%, due 10/1/37		4,225,000	5,213,388
	Huntington Bancshares, Inc. 3.15%, due 3/14/21		3,910,000	3,977,616
	JPMorgan Chase & Co.
	4.95%, due 6/1/45		1,025,000	1,079,901
	6.125%, due 12/29/49 (a)		2,660,000	2,819,600
	6.40%, due 5/15/38		920,000	1,188,285
¤	Kreditanstalt Fuer Wiederaufbau 1.50%, due 2/6/19		9,435,000	9,441,510
¤	Morgan Stanley
	4.30%, due 1/27/45		3,710,000	3,669,632
	4.875%, due 11/1/22		1,931,000	2,087,884
	5.00%, due 11/24/25		3,450,000	3,704,548
	5.45%, due 7/29/49 (a)		2,600,000	2,647,060
	6.375%, due 7/24/42		595,000	763,889
	PNC Bank N.A. 1.70%, due 12/7/18		3,530,000	3,529,280
	Royal Bank of Canada 2.50%, due 1/19/21		3,860,000	3,886,510
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24		3,589,000	3,629,218
	6.00%, due 12/19/23		205,000	216,686
	6.125%, due 12/15/22		970,000	1,027,155
	Toronto-Dominion Bank 1.80%, due 7/13/21		4,695,000	4,574,808
	US Bancorp 2.20%, due 4/25/19		2,385,000	2,404,056
	US Bank N.A. 1.40%, due 4/26/19		2,615,000	2,595,905
	2.00%, due 1/24/20		2,500,000	2,509,295
	Wachovia Corp. 5.50%, due 8/1/35		655,000	738,900
	Wells Fargo & Co.
	3.00%, due 10/23/26		1,640,000	1,570,223
	4.90%, due 11/17/45		115,000	119,902
	5.375%, due 11/2/43		775,000	863,049
	5.875%, due 12/29/49 (a)		595,000	641,376
	5.90%, due 12/29/49 (a)		3,270,000	3,414,207
	Wells Fargo Bank N.A. 5.85%, due 2/1/37		300,000	361,145
	Wells Fargo Capital X 5.95%, due 12/1/86		1,925,000	2,062,156
				143,874,418
	Beverages 2.7%
	Anheuser-Busch InBev Finance, Inc.
	3.65%, due 2/1/26		4,185,000	4,231,872
	4.90%, due 2/1/46		2,000,000	2,161,448
	Constellation Brands, Inc.
	3.70%, due 12/6/26		915,000	914,072
	4.25%, due 5/1/23		2,985,000	3,147,921
	4.75%, due 11/15/24		2,195,000	2,364,278
	Dr. Pepper Snapple Group, Inc. 3.20%, due 11/15/21		3,230,000	3,303,460
¤	Molson Coors Brewing Co.
	2.10%, due 7/15/21		3,129,000	3,055,465
	3.00%, due 7/15/26		4,720,000	4,488,409
	PepsiCo, Inc. 1.35%, due 10/4/19		4,900,000	4,863,128
				28,530,053
	Biotechnology 0.5%
	Biogen, Inc. 3.625%, due 9/15/22		3,560,000	3,671,756
	Gilead Sciences, Inc. 4.50%, due 2/1/45		2,000,000	1,973,048
				5,644,804
	Building Materials 1.6%
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25		4,630,000	4,786,679
	Masco Corp.
	4.375%, due 4/1/26		1,745,000	1,813,421
	7.125%, due 3/15/20		1,100,000	1,239,194
	Masonite International Corp. 5.625%, due 3/15/23 (b)		4,000,000	4,081,958
	Standard Industries, Inc. 5.375%, due 11/15/24 (b)		4,290,000	4,346,285
	USG Corp.
	5.50%, due 3/1/25 (b)		320,000	332,800
	8.25%, due 1/15/18		582,000	609,645
				17,209,982
	Chemicals 1.1%
	Air Liquide Finance S.A. (b)
	1.375%, due 9/27/19		2,780,000	2,731,539
	1.75%, due 9/27/21		1,895,000	1,827,578
	Ashland LLC 4.75%, due 8/15/22		2,525,000	2,613,375
	Dow Chemical Co. 8.55%, due 5/15/19		197,000	223,321
	Huntsman International LLC 5.125%, due 11/15/22		970,000	1,013,650
	W.R. Grace & Co. 5.125%, due 10/1/21 (b)		2,915,000	3,057,106
				11,466,569
	Commercial Services 0.6%
	IHS Markit, Ltd. 4.75%, due 2/15/25 (b)		2,105,000	2,168,150
	Service Corp. International
	5.375%, due 1/15/22		3,699,000	3,819,217
	5.375%, due 5/15/24		530,000	551,386
				6,538,753
	Computers 1.6%
	Apple, Inc.
	1.55%, due 2/8/19		4,970,000	4,978,971
	1.55%, due 8/4/21		1,620,000	1,571,684
	3.85%, due 8/4/46		1,170,000	1,116,105
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 6.02%, due 6/15/26 (b)		625,000	681,363
	Hewlett Packard Enterprise Co. 3.60%, due 10/15/20		2,000,000	2,056,758
	International Business Machines Corp. 1.90%, due 1/27/20		3,255,000	3,265,855
	NCR Corp. 5.00%, due 7/15/22		3,545,000	3,598,175
				17,268,911
	Cosmetics & Personal Care 0.2%
	Estee Lauder Cos., Inc. 1.80%, due 2/7/20		2,050,000	2,051,866

	Diversified Financial Services 0.9%
¤	GE Capital International Funding Co. 2.342%, due 11/15/20		7,300,000	7,331,580
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (b)		560,000	562,285
	Protective Life Global Funding 1.555%, due 9/13/19 (b)		1,200,000	1,180,824
				9,074,689
	Electric 2.9%
	AEP Transmission Co. LLC 3.10%, due 12/1/26 (b)		3,360,000	3,317,436
	CMS Energy Corp.
	3.875%, due 3/1/24		1,705,000	1,759,461
	5.05%, due 3/15/22		1,350,000	1,477,844
	6.25%, due 2/1/20		1,360,000	1,499,907
	Consolidated Edison, Inc. 2.00%, due 3/15/20		2,090,000	2,087,611
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (b)		1,494,000	1,669,394
	FirstEnergy Transmission LLC (b)
	4.35%, due 1/15/25		1,675,000	1,740,647
	5.45%, due 7/15/44		2,370,000	2,588,770
	Great Plains Energy, Inc.
	2.50%, due 3/9/20		1,700,000	1,707,157
	4.85%, due 6/1/21		1,455,000	1,552,524
	5.292%, due 6/15/22 (d)		795,000	869,080
	MidAmerican Energy Co. 3.10%, due 5/1/27		4,500,000	4,488,547
	Pacific Gas & Electric Co. 1.254%, due 11/30/17 (a)		3,800,000	3,802,436
	Puget Energy, Inc. 5.625%, due 7/15/22		585,000	647,278
	WEC Energy Group, Inc. 6.25%, due 5/15/67 (a)		1,860,340	1,720,815
				30,928,907
	Electronics 0.4%
	Honeywell International, Inc.
	1.40%, due 10/30/19		990,000	982,489
	5.375%, due 3/1/41		3,000,000	3,606,225
				4,588,714
	Entertainment 0.6%
	International Game Technology PLC 6.25%, due 2/15/22 (b)		2,595,000	2,770,163
	Isle of Capri Casinos, Inc.
	5.875%, due 3/15/21 (c)		422,000	435,251
	8.875%, due 6/15/20		2,750,000	2,842,812
				6,048,226
	Environmental Controls 0.6%
	Republic Services, Inc. 4.75%, due 5/15/23		3,665,000	4,030,785
	Waste Management, Inc. 4.60%, due 3/1/21		1,800,000	1,938,620
				5,969,405
	Finance - Auto Loans 0.6%
	Ally Financial, Inc.
	3.50%, due 1/27/19		3,175,000	3,198,812
	8.00%, due 11/1/31		2,565,000	3,045,938
				6,244,750
	Finance - Commercial 0.4%
	CIT Group, Inc.
	3.875%, due 2/19/19		810,000	829,238
	4.25%, due 8/15/17		1,930,000	1,946,887
	5.25%, due 3/15/18		1,780,000	1,827,838
				4,603,963
	Finance - Consumer Loans 0.5%
	Springleaf Finance Corp. 5.25%, due 12/15/19		1,140,000	1,149,975
	Synchrony Financial 4.50%, due 7/23/25		4,000,000	4,104,960
				5,254,935
	Finance - Credit Card 0.0%‡
	Discover Financial Services 3.85%, due 11/21/22		300,000	305,913

	Finance - Leasing Companies 0.7%
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 4.625%, due 10/30/20		3,585,000	3,788,675
	Air Lease Corp. 2.125%, due 1/15/20		2,215,000	2,198,266
	International Lease Finance Corp. 5.875%, due 4/1/19		1,385,000	1,476,102
				7,463,043
	Food 3.0%
	Ingredion, Inc. 3.20%, due 10/1/26		1,935,000	1,891,939
	J.M. Smucker Co. 1.75%, due 3/15/18		3,865,000	3,869,062
	Kerry Group Financial Services 3.20%, due 4/9/23 (b)		2,151,000	2,113,751
	Kraft Heinz Foods Co.
	4.875%, due 2/15/25 (b)		2,252,000	2,407,345
	5.00%, due 6/4/42		1,840,000	1,873,144
	Kroger Co. 1.50%, due 9/30/19		2,805,000	2,763,214
	Mondelez International Holdings Netherlands B.V. (b)
	1.625%, due 10/28/19		3,060,000	3,013,855
	2.00%, due 10/28/21		3,355,000	3,228,191
	Smithfield Foods, Inc. (b)
	2.70%, due 1/31/20		1,940,000	1,938,642
	3.35%, due 2/1/22		1,805,000	1,802,455
	Sysco Corp. 3.30%, due 7/15/26		1,735,000	1,698,948
	Whole Foods Market, Inc. 5.20%, due 12/3/25		4,210,000	4,474,224
				31,074,770
	Food Services 0.3%
	Aramark Services, Inc. 4.75%, due 6/1/26		2,790,000	2,807,438

	Forest Products & Paper 0.3%
	Domtar Corp. 10.75%, due 6/1/17		201,000	203,286
	Georgia-Pacific LLC 8.00%, due 1/15/24		2,180,000	2,792,776
	International Paper Co. 7.30%, due 11/15/39		157,000	202,671
				3,198,733
	Gas 0.3%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	5.50%, due 5/20/25		500,000	496,250
	5.625%, due 5/20/24		2,754,000	2,767,770
	5.75%, due 5/20/27		350,000	345,538
				3,609,558
	Health Care - Products 1.3%
	Alere, Inc. 6.50%, due 6/15/20		1,969,000	1,983,768
	Baxter International, Inc. 2.60%, due 8/15/26		6,085,000	5,701,742
	Medtronic Global Holdings S.C.A 1.70%, due 3/28/19		3,605,000	3,604,037
	Stryker Corp. 2.625%, due 3/15/21		1,500,000	1,508,696
	Zimmer Biomet Holdings, Inc. 2.70%, due 4/1/20		1,190,000	1,198,416
				13,996,659
	Health Care - Services 1.1%
	HCA, Inc. 5.875%, due 3/15/22		1,000,000	1,100,000
	Laboratory Corp. of America Holdings 2.50%, due 11/1/18		4,100,000	4,135,682
	Tenet Healthcare Corp. 4.631%, due 6/15/20 (a)		3,250,000	3,266,250
	UnitedHealth Group, Inc. 1.40%, due 10/15/17		2,820,000	2,819,744
				11,321,676
	Home Builders 2.6%
	CalAtlantic Group, Inc.
	5.875%, due 11/15/24 (c)		800,000	840,000
	6.25%, due 12/15/21		1,150,000	1,256,375
	8.375%, due 5/15/18		885,000	944,737
¤	D.R. Horton, Inc.
	3.75%, due 3/1/19		3,905,000	4,001,922
	4.375%, due 9/15/22		3,350,000	3,526,056
	KB Home 8.00%, due 3/15/20		1,925,000	2,136,750
	Lennar Corp.
	4.50%, due 6/15/19		2,970,000	3,051,675
	4.50%, due 11/15/19		1,300,000	1,337,375
	6.95%, due 6/1/18		46,000	48,185
	MDC Holdings, Inc.
	5.50%, due 1/15/24		2,425,000	2,497,750
	5.625%, due 2/1/20		1,072,000	1,141,010
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		2,475,000	2,685,375
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 4.375%, due 6/15/19 (c)		4,230,000	4,325,175
				27,792,385
	Housewares 0.6%
	Newell Brands, Inc. 3.85%, due 4/1/23		6,000,000	6,201,444

	Insurance 4.6%
	Allstate Corp. 6.50%, due 5/15/67 (a)		3,047,000	3,473,580
	Berkshire Hathaway Finance Corp. 1.45%, due 3/7/18		3,895,000	3,896,948
	Chubb Corp. 6.375%, due 3/29/67 (a)		2,495,000	2,413,913
	Jackson National Life Global Funding 2.20%, due 1/30/20 (b)		2,055,000	2,052,250
	Liberty Mutual Group, Inc.
	7.80%, due 3/7/87 (b)		102,000	117,300
	10.75%, due 6/15/88 (a)(b)		987,000	1,510,110
	Lincoln National Corp. 3.399%, due 5/17/66 (a)		7,583,000	6,635,883
	Markel Corp. 5.00%, due 4/5/46		2,600,000	2,681,942
	MassMutual Global Funding II (b)
	2.10%, due 8/2/18		1,400,000	1,408,441
	2.50%, due 10/17/22		3,670,000	3,600,787
	Oil Insurance, Ltd. 4.134%, due 12/29/49 (a)(b)		1,648,000	1,400,800
	Pacific Life Insurance Co. 9.25%, due 6/15/39 (b)		986,000	1,532,656
	Pricoa Global Funding I 2.55%, due 11/24/20 (b)		2,025,000	2,033,776
	Principal Life Global Funding II 2.375%, due 11/21/21 (b)		5,550,000	5,457,021
	Protective Life Corp. 8.45%, due 10/15/39		1,564,000	2,200,357
	Prudential Financial, Inc. 5.625%, due 6/15/43 (a)		1,245,000	1,334,018
	Validus Holdings, Ltd. 8.875%, due 1/26/40		1,195,000	1,665,076
	Voya Financial, Inc.
	2.90%, due 2/15/18		378,000	381,440
	3.65%, due 6/15/26		410,000	403,922
	XLIT, Ltd.
	4.45%, due 3/31/25		2,665,000	2,696,892
	6.50%, due 10/29/49 (a)		1,516,000	1,273,440
				48,170,552
	Internet 1.7%
	Amazon.com, Inc. 1.20%, due 11/29/17		4,850,000	4,848,671
	eBay, Inc. 1.35%, due 7/15/17		3,320,000	3,318,523
	Match Group, Inc. 6.75%, due 12/15/22		1,760,000	1,843,600
	Priceline Group, Inc. 3.60%, due 6/1/26		3,935,000	3,909,253
	VeriSign, Inc. 4.625%, due 5/1/23		3,670,000	3,711,287
				17,631,334
	Iron & Steel 1.1%
	AK Steel Corp. 7.625%, due 10/1/21		2,860,000	2,985,125
	ArcelorMittal
	7.00%, due 2/25/22		1,575,000	1,791,374
	7.75%, due 10/15/39		1,500,000	1,702,500
	Steel Dynamics, Inc. 5.25%, due 4/15/23		2,100,000	2,178,750
	Vale Overseas, Ltd. 6.25%, due 8/10/26		2,780,000	3,019,775
				11,677,524
	Leisure Time 0.2%
	NCL Corp., Ltd. 4.75%, due 12/15/21 (b)		1,000,000	1,015,000
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18		600,000	627,000
				1,642,000
	Lodging 1.1%
	Boyd Gaming Corp. 6.375%, due 4/1/26		1,000	1,070
	Marriott International, Inc.
	6.75%, due 5/15/18		185,000	194,871
	7.15%, due 12/1/19		1,334,000	1,499,870
	MGM Resorts International
	6.00%, due 3/15/23 (c)		2,300,000	2,484,000
	8.625%, due 2/1/19		475,000	521,312
	Wyndham Worldwide Corp. 4.15%, due 4/1/24		3,080,000	3,106,245
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (b)
	4.25%, due 5/30/23		1,150,000	1,130,220
	5.50%, due 3/1/25		2,790,000	2,835,337
				11,772,925
	Machinery - Diversified 0.4%
	CNH Industrial Capital LLC 4.875%, due 4/1/21 (c)		4,355,000	4,572,750

	Media 2.5%
	Altice Luxembourg S.A. 7.75%, due 5/15/22 (b)		4,400,000	4,669,500
	Charter Communications Operating LLC / Charter Communications Operating Capital 4.464%, due 7/23/22		2,770,000	2,921,051
	Clear Channel Worldwide Holdings, Inc. Series B 6.50%, due 11/15/22		1,385,000	1,440,400
	Comcast Corp. 3.40%, due 7/15/46		2,050,000	1,754,047
	DISH DBS Corp. 4.25%, due 4/1/18 (c)		2,500,000	2,541,425
	Sky PLC 3.75%, due 9/16/24 (b)		3,060,000	3,090,811
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		740,000	924,665
	UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (b)		5,335,000	5,368,344
	Virgin Media Secured Finance PLC 5.50%, due 1/15/25 (b)		2,985,000	3,044,700
	Walt Disney Co. 0.875%, due 7/12/19		980,000	962,896
				26,717,839
	Mining 0.4%
	Aleris International, Inc. 7.875%, due 11/1/20		752,000	742,600
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (b)		3,405,000	3,902,981
				4,645,581
	Miscellaneous - Manufacturing 1.0%
	Amsted Industries, Inc. (b)
	5.00%, due 3/15/22		1,860,000	1,869,300
	5.375%, due 9/15/24		2,100,000	2,105,250
	Bombardier, Inc. 6.00%, due 10/15/22 (b)		945,000	931,534
	Siemens Financieringsmaatschappij N.V. 2.70%, due 3/16/22 (b)		2,485,000	2,487,167
	Textron Financial Corp. 2.774%, due 2/15/67 (a)(b)		3,720,000	2,808,600
				10,201,851
	Oil & Gas 1.2%
	Anadarko Petroleum Corp. (TBD), due 10/10/36		6,555,000	2,676,492
	Chevron Corp. 1.686%, due 2/28/19		2,330,000	2,332,449
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (b)		3,195,000	3,234,937
	Murphy Oil USA, Inc. 6.00%, due 8/15/23		4,348,000	4,554,530
				12,798,408
	Packaging & Containers 1.2%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (b)		1,900,000	1,985,500
	Ball Corp. 5.00%, due 3/15/22		4,240,000	4,473,200
	Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, due 1/15/23		1,500,000	1,533,750
	Sealed Air Corp. (b)
	4.875%, due 12/1/22		1,875,000	1,953,506
	5.50%, due 9/15/25		1,260,000	1,335,600
	WestRock MWV LLC 7.375%, due 9/1/19		900,000	1,005,550
				12,287,106
	Pharmaceuticals 1.6%
	Actavis Funding SCS 3.45%, due 3/15/22		4,165,000	4,252,790
	Johnson & Johnson 2.25%, due 3/3/22		4,100,000	4,105,342
	Novartis Capital Corp. 1.80%, due 2/14/20		2,850,000	2,852,787
	Pfizer, Inc. 1.20%, due 6/1/18		5,650,000	5,642,870
				16,853,789
	Pipelines 1.3%
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 5.50%, due 5/15/22 (b)		3,430,000	3,578,409
	MPLX, L.P. 4.125%, due 3/1/27		1,780,000	1,772,284
	Spectra Energy Partners, L.P.
	3.375%, due 10/15/26		2,100,000	1,999,028
	4.75%, due 3/15/24		818,000	866,130
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.125%, due 11/15/19		750,000	762,188
	5.25%, due 5/1/23		950,000	971,375
	6.375%, due 8/1/22		861,000	887,906
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp. 5.875%, due 10/1/20		3,249,000	3,338,347
				14,175,667
	Private Equity 0.2%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 6.00%, due 8/1/20		1,945,000	2,013,075

	Real Estate Investment Trusts 1.6%
	Crown Castle International Corp. 3.40%, due 2/15/21		4,290,000	4,363,818
	Equinix, Inc.
	5.75%, due 1/1/25		2,000,000	2,115,000
	5.875%, due 1/15/26		2,275,000	2,420,031
	ESH Hospitality, Inc. 5.25%, due 5/1/25 (b)		5,145,000	5,186,777
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23		329,000	331,558
	Iron Mountain, Inc.
	5.75%, due 8/15/24		1,635,000	1,667,700
	6.00%, due 10/1/20 (b)		267,000	279,683
	6.00%, due 8/15/23		340,000	357,850
				16,722,417
	Regional (State & Province) 0.7%
¤	Japan Finance Organization for Municipalities Series Reg S 1.375%, due 2/5/18		7,730,000	7,697,426

	Retail 1.8%
	AutoNation, Inc. 6.75%, due 4/15/18		830,000	868,902
	Dollar General Corp.
	3.25%, due 4/15/23		4,115,000	4,114,202
	4.125%, due 7/15/17		1,255,000	1,265,139
	O'Reilly Automotive, Inc. 3.55%, due 3/15/26		3,000,000	2,989,491
	QVC, Inc. 4.85%, due 4/1/24		2,300,000	2,313,788
	Starbucks Corp. 2.45%, due 6/15/26		2,950,000	2,826,516
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp.
	5.50%, due 6/1/24 (c)		4,515,000	4,447,275
	5.75%, due 3/1/25		105,000	103,425
				18,928,738
	Semiconductors 1.1%
	NXP B.V. / NXP Funding LLC (b)
	4.625%, due 6/15/22		1,755,000	1,855,912
	4.625%, due 6/1/23		1,065,000	1,127,569
	Qorvo, Inc.
	6.75%, due 12/1/23		2,500,000	2,712,500
	7.00%, due 12/1/25		1,700,000	1,878,500
	Sensata Technologies B.V. 5.00%, due 10/1/25 (b)		3,890,000	3,919,175
				11,493,656
	Software 2.0%
	First Data Corp. 7.00%, due 12/1/23 (b)		1,714,000	1,838,265
¤	Microsoft Corp.
	1.10%, due 8/8/19		4,635,000	4,584,381
	1.85%, due 2/6/20		4,520,000	4,534,021
	MSCI, Inc. 5.75%, due 8/15/25 (b)		4,005,000	4,255,313
	Oracle Corp.
	2.65%, due 7/15/26		1,920,000	1,828,239
	4.30%, due 7/8/34		935,000	970,501
	PTC, Inc. 6.00%, due 5/15/24		2,569,000	2,735,985
				20,746,705
	Telecommunications 3.5%
	AT&T, Inc. 3.20%, due 3/1/22		4,275,000	4,315,313
	CommScope Technologies LLC 5.00%, due 3/15/27 (b)		1,600,000	1,597,520
	CommScope, Inc. 5.00%, due 6/15/21 (b)		1,563,000	1,605,982
	Hughes Satellite Systems Corp.
	5.25%, due 8/1/26 (b)		540,000	538,650
	6.50%, due 6/15/19		900,000	974,160
	Rogers Communications, Inc. 3.625%, due 12/15/25		4,995,000	5,039,895
	Sprint Capital Corp.
	6.90%, due 5/1/19		1,978,000	2,111,515
	8.75%, due 3/15/32		1,830,000	2,200,575
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, due 3/20/23 (b)		2,265,000	2,259,337
	T-Mobile USA, Inc.
	6.00%, due 3/1/23		1,200,000	1,281,360
	6.125%, due 1/15/22		3,050,000	3,221,562
	6.50%, due 1/15/26		1,235,000	1,352,325
	Telecom Italia Capital S.A. 7.721%, due 6/4/38		305,000	337,788
	Telefonica Emisiones SAU
	4.57%, due 4/27/23		1,781,000	1,898,797
	5.462%, due 2/16/21		279,000	306,266
	Verizon Communications, Inc.
	3.00%, due 11/1/21		2,635,000	2,645,640
	3.50%, due 11/1/24		2,505,000	2,483,948
	5.15%, due 9/15/23		1,722,000	1,895,230
	ViaSat, Inc. 6.875%, due 6/15/20		1,255,000	1,283,238
				37,349,101
	Textiles 0.2%
	Cintas Corp. No 2 2.90%, due 4/1/22		2,240,000	2,266,125

	Trucking & Leasing 0.5%
	Aviation Capital Group Corp. 2.875%, due 1/20/22 (b)		4,900,000	4,866,126

	Total Corporate Bonds (Cost $778,630,667)			785,447,631

	Foreign Bonds 0.1%
	United Kingdom 0.1%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	GBP	401,000	645,624

	Total Foreign Bond (Cost $662,191)			645,624

	Loan Assignments 16.6% (e)
	Advertising 1.1%
	Outfront Media Capital LLC Term Loan B 3.03%, due 2/1/21		$5,362,500	5,388,240
	USAGM HoldCo LLC
	2015 Term Loan 4.763%, due 7/28/22		3,085,938	3,097,510
	2015 2nd Lien Term Loan 9.539%, due 7/28/23		3,125,000	3,156,250
				11,642,000
	Auto Manufacturers 0.3%
	Navistar International Corp. 2017 Term Loan B 5.00%, due 8/7/20		2,962,500	2,992,125

	Auto Parts & Equipment 0.4%
	Allison Transmission, Inc. Term Loan B3 2.99%, due 9/23/22		1,516,882	1,528,949
	TI Group Automotive Systems LLC 2015 USD Term Loan 3.732%, due 6/30/22		2,684,125	2,695,868
				4,224,817
	Building Materials 0.8%
	Builders FirstSource, Inc. 2017 Term Loan B (TBD), due 2/29/24		3,995,000	3,991,005
	Forterra, Inc. Term Loan B 4.50%, due 10/25/23		4,950,125	4,981,063
				8,972,068
	Buildings & Real Estate 0.5%
	Quikrete Holdings, Inc. 2016 1st Lien Term Loan 4.232%, due 11/15/23		4,912,687	4,960,792

	Chemicals 0.4%
	Axalta Coating Systems U.S. Holdings, Inc. Term Loan B1 3.647%, due 2/1/23		4,473,296	4,508,246

	Commercial Services 2.0%
	Electro Rent Corp. 1st Lien Term Loan 6.00%, due 1/19/24		2,394,000	2,412,953
	ExamWorks Group, Inc. 2017 Term Loan 4.25%, due 7/27/23		4,601,904	4,622,037
	KAR Auction Services, Inc. Term Loan B2 4.188%, due 3/11/21		2,411,944	2,425,010
	Neff Rental LLC 2nd Lien Term Loan 7.543%, due 6/9/21		3,388,246	3,385,424
	ServiceMaster Co. 2016 Term Loan B 3.482%, due 11/8/23		4,423,913	4,443,267
	U.S. Security Associates Holdings, Inc. 2016 Term Loan 6.024%, due 7/14/23		3,980,000	3,996,585
				21,285,276
	Containers, Packaging & Glass 0.1%
	Klockner-Pentaplast of America, Inc.
	USD German Borrower 4.397%, due 4/28/20		314,422	316,977
	USD 1st Lien Term Loan 4.397%, due 4/28/20		735,747	741,725
				1,058,702
	Diversified/Conglomerate Service 0.4%
	Change Healthcare Holdings, Inc. 2017 Term Loan B 3.75%, due 3/1/24		4,055,000	4,061,760

	Ecological 0.4%
	Advanced Disposal Services Inc. Term Loan B3 3.698%, due 11/10/23		3,936,667	3,963,239

	Electronics 0.4%
	Dell, Inc. 2017 Term Loan B 3.49%, due 9/7/23		4,500,000	4,516,875

	Entertainment 0.3%
	Regal Cinemas Corp. Reprice Term Loan 3.482%, due 4/1/22		3,511,200	3,538,082

	Environmental Controls 0.4%
	GFL Environmental, Inc. USD Term Loan B 3.897%, due 9/29/23		3,980,000	3,986,635

	Food Services 0.9%
	Pinnacle Foods Finance LLC 2017 Term Loan B 2.811%, due 2/2/24		4,029,900	4,045,733
	U.S. Foods, Inc. 2016 Term Loan B 3.732%, due 6/27/23		5,235,438	5,279,379
				9,325,112
	Hand & Machine Tools 0.3%
	Milacron LLC Amended Term Loan B 3.982%, due 9/28/23		3,566,063	3,579,435

	Health Care - Products 0.4%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21		4,137,988	4,100,228

	Health Care - Services 0.9%
	inVentiv Health, Inc. 2016 Term Loan B 4.804%, due 11/9/23		4,937,625	4,952,616
	MPH Acquisition Holdings LLC 2016 Term Loan B 4.897%, due 6/7/23		4,195,677	4,245,501
				9,198,117
	Hotels, Motels, Inns & Gaming 0.1%
	Mohegan Tribal Gaming Authority 2016 Term Loan B 5.50%, due 9/28/23		997,500	1,000,742

	Household Products & Wares 0.5%
	KIK Custom Products, Inc. 2015 Term Loan B 5.653%, due 8/26/22		1,244,301	1,254,801
	Prestige Brands, Inc. Term Loan B4 3.732%, due 1/26/24		4,256,126	4,288,932
				5,543,733
	Internet 0.2%
	Match Group, Inc. Term Loan B1 4.097%, due 11/16/22		1,859,375	1,887,266

	Iron & Steel 0.4%
	Signode Industrial Group U.S., Inc. USD Term Loan B 4.064%, due 5/1/21		4,344,041	4,371,191

	Lodging 0.7%
	Boyd Gaming Corp. 2017 Term Loan B2 (TBD), due 3/6/24		520,000	521,690
	Hilton Worldwide Finance LLC Term Loan B2 2.982%, due 10/25/23		5,420,728	5,461,383
	MGM Growth Prop. Operating Partnership, L.P. 2016 Term Loan B 3.482%, due 4/25/23		990,000	993,960
				6,977,033
	Machinery - Diversified 0.4%
	Husky Injection Molding Systems, Ltd. 1st Lien Term Loan 4.25%, due 6/30/21		4,166,349	4,186,660

	Media 0.6%
	Charter Communications Operating LLC Repriced Term Loan F 2.99%, due 1/3/21		1,937,135	1,939,858
	Virgin Media Bristol LLC USD Term Loan I 3.662%, due 1/31/25		4,100,000	4,109,225
				6,049,083
	Miscellaneous - Manufacturing 0.2%
	Gates Global, Inc. Term Loan B 4.397%, due 7/6/21		1,863,974	1,865,786

	Packaging & Containers 0.8%
	Berry Plastics Group, Inc. Term Loan K 3.108%, due 2/8/20		3,770,000	3,786,754
	BWAY Holding Co. 2017 Term Loan B (TBD), due 3/22/24		2,590,000	2,584,605
	Reynolds Group Holdings, Inc. USD 2017 Term Loan 3.982%, due 2/5/23		1,915,387	1,922,868
				8,294,227
	Real Estate 0.4%
	Realogy Corp. 2017 Term Loan B 3.232%, due 7/20/22		4,042,232	4,063,454

	Retail 0.6%
	Nature's Bounty Co. 2017 USD Term Loan B 4.647%, due 5/5/23		3,990,000	4,007,456
	Pilot Travel Centers LLC 2017 Term Loan B 2.982%, due 5/25/23		2,693,250	2,709,523
				6,716,979
	Software 0.2%
	First Data Corp. 2016 USD Term Loan 3.984%, due 3/24/21		2,509,253	2,527,026

	Telecommunications 1.3%
	Level 3 Financing, Inc. 2017 Term Loan B 3.227%, due 2/22/24		5,875,000	5,877,938
	SBA Senior Finance II LLC Term Loan B1 3.24%, due 3/24/21		4,321,476	4,333,053
	Sprint Communications, Inc. 1st Lien Term Loan B 3.50%, due 2/2/24		3,600,000	3,600,000
				13,810,991
	Transportation 0.2%
	XPO Logistics, Inc. 2017 Term Loan B (TBD), due 11/1/21		2,477,254	2,483,004

	Total Loan Assignments (Cost $174,531,708)			175,690,684

	Mortgage-Backed Securities 0.0%‡ (a)
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.0%‡
	Banc of America Commercial Mortgage Trust Series 2005-J, Class 1A1 3.302%, due 11/25/35 (f)		30,319	27,222
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 3.093%, due 7/25/36 (f)		25,012	24,625
				51,847
	Residential Mortgages (Collateralized Mortgage Obligations) 0.0%‡
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35		15,953	15,552
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.662%, due 11/25/36(f)		28,264	25,185
				40,737

	Total Mortgage-Backed Securities (Cost $87,859)			92,584

	Total Long-Term Bonds (Cost $957,134,320)			966,423,307

		Shares
	Convertible Preferred Stocks 0.1%
	Banks 0.1%
¤	Bank of America Corp. 7.25% Series L	400	478,024
	Wells Fargo & Co. 7.50% Series L	400	496,000
			974,024
	Total Convertible Preferred Stocks (Cost $828,353)		974,024

	Principal Amount
Short-Term Investment 8.9%
Repurchase Agreement 8.9%
Fixed Income Clearing Corp. 0.09%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $94,087,828 (Collateralized by a United States Treasury Note with a rate of 3.625% and a maturity date of 2/15/20, with a Principal Amount of $90,200,000 and a Market Value of $95,973,612)	$94,087,122	94,087,122
Total Short-Term Investment (Cost $94,087,122)		94,087,122
Total Investments, Before Investments Sold Short (Cost $1,052,049,795) (g)	100.6%	1,061,484,453
Long-Term Bonds Sold Short (0.6%)
Corporate Bonds Sold Short (0.6%)
Oil & Gas (0.6%)
Noble Energy, Inc.
3.90%, due 11/15/24	(5,655,000)	(5,731,919)
4.15%, due 12/15/21	(1,000,000)	(1,049,254)
Total Investments Sold Short (Cost $5,952,843)		(6,781,173)
Total Investments, Net of Investments Sold Short (Cost $1,046,096,952) (g)	100.0	1,054,703,280
Other Assets, Less Liabilities	0.0 ‡	360,006
Net Assets	100.0%	$1,055,063,286

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2017.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for swap contracts.
(d)	Step coupon - Rate shown was the rate in effect as of March 31, 2017.
(e)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of March 31, 2017.
(f)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of March 31, 2017.
(g)	As of March 31, 2017, cost was $1,052,346,467 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$16,938,086
Gross unrealized depreciation	(7,800,100)
Net unrealized appreciation	$9,137,986

As of March 31, 2017, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)
Euro vs. U.S. Dollar	5/2/17	JPMorgan Chase Bank N.A.	EUR	2,484,000	$2,703,061	$(49,796)
Pound Sterling vs. U.S. Dollar	5/2/17	JPMorgan Chase Bank N.A.	GBP	3,179,000	3,966,645	18,935

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased
Canadian vs. U.S. Dollar	6/21/17	State Street Bank and Trust	CAD	1,039,000	$782,187	$61
Euro vs. U.S. Dollar	5/2/17	JPMorgan Chase Bank N.A.	EUR	3,517,000	3,773,038	16,381
Pound Sterling vs. U.S. Dollar	5/2/17	JPMorgan Chase Bank N.A.	GBP	3,768,000	4,746,964	22,942
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$8,523

As of March 31, 2017, the Portfolio held the following futures contracts[1]:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(2,083)	June 2017	$(450,871,861)	$(476,848)
5-Year United States Treasury Note	363	June 2017	42,734,742	65,482
10-Year United States Treasury Note	(294)	June 2017	(36,621,375)	(70,579)
Euro Bund	(151)	June 2017	(26,002,627)	94,817
United States Treasury Long Bond	(260)	June 2017	(39,219,375)	(200,447)
			$(509,980,496)	$(587,575)

1. As of March 31, 2017, cash in the amount of $2,805,995 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of March 31, 2017.

As of March 31, 2017, the Portfolio held the following centrally cleared interest rate swap agreements1:

Notional Amount	Currency	Expiration Date	Payments made by Portfolio	Payments received by Portfolio	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation / (Depreciation)
$50,000,000	USD	10/16/2017	Fixed 0.695%	3-Month USD-LIBOR	$—	$151,837	$151,837
50,000,000	USD	10/8/2017	Fixed 0.730%	3-Month USD-LIBOR	—	137,869	137,869
115,000,000	USD	7/22/2018	Fixed 0.937%	3-Month USD-LIBOR	5,422	774,468	769,046
385,000,000	USD	3/30/2018	Fixed 0.960%	3-Month USD-LIBOR	15,439	1,599,525	1,584,086
550,000,000	USD	4/8/2018	Fixed 0.850%	3-Month USD-LIBOR	17,802	3,009,275	2,991,473
80,000,000	USD	2/16/2018	Fixed 0.670%	3-Month USD-LIBOR	4,413	471,566	467,153
					$43,076	$6,144,540	$6,101,464

1. As of March 31, 2017, cash in the amount of $1,935,136 was on deposit with a broker for centrally cleared swap agreements.

The following abbreviation are used in the preceding pages:

CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$817,138	$—	$817,138
Convertible Bonds	—	3,729,646	—	3,729,646
Corporate Bonds	—	785,447,631	—	785,447,631
Foreign Bonds	—	645,624	—	645,624
Loan Assignments (b)	—	167,067,733	8,622,951	175,690,684
Mortgage-Backed Securities	—	92,584	—	92,584
Total Long-Term Bonds	—	957,800,356	8,622,951	966,423,307
Convertible Preferred Stocks	974,024	—	—	974,024
Short-Term Investment
Repurchase Agreement	—	94,087,122	—	94,087,122
Total Investments in Securities	974,024	1,051,887,478	8,622,951	1,061,484,453
Other Financial Instruments
Foreign Currency Forward Contracts (c)	—	58,319	—	58,319
Futures Contracts (c)	160,299	—	—	160,299
Interest Rate Swap Contracts	—	6,101,464	—	6,101,464
Total Other Financial Instruments	160,299	6,159,783	—	6,320,082
Total Investments in Securities and Other Financial Instruments	$1,134,323	$1,058,047,261	$8,622,951	$1,067,804,535

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(6,781,173)	$—	$(6,781,173)
Total Long-Term Bonds Sold Short	—	(6,781,173)	—	(6,781,173)
Other Financial Instruments
Foreign Currency Forward Contracts (c)	—	(49,796)	—	(49,796)
Futures Contracts (c)	(747,874)	—	—	(747,874)
Total Other Financial Instruments	(747,874)	(49,796)	—	(797,670)
Total Investments in Securities Sold Short and Other Financial Instruments	$(747,874)	$(6,830,969)	$—	$(7,578,843)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $3,156,250, 3,579,435 and 1,887,266 are held in Advertising, Hand & Machine Tools, and Internet, respectively, within the Loan Assignments section of the Portfolio of Investments. All Level 3 Loan Assignments held by the Portfolio were valued by pricing services without adjustment.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2017, securities with a market value of $1,869,834 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of December 31, 2016, the fair value obtained for these securities, as determined based on information provided by an independent pricing source, utilized significant observable inputs.

As of March 31, 2017, a security with a market value of $5,833,793 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of December 31, 2016, the fair value obtained for these securities, as determined based on information provided by an independent pricing source, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Long-Term Bonds
Loan Assignments
Advertising	$6,281,094	$966	$-	$(16,591)	$-	$-	$-	$(3,109,219)	$3,156,250	$(16,591)
Auto Parts & Equipment	2,724,574	-	-	-	-	-	-	(2,724,574)	-	-
Hand & Machine Tools	2,000,630	129	33	6,809	3,561,593	(1,989,759)	-	-	3,579,435	6,809
Internet	-	986	-	16,446	-	-	1,869,834	-	1,887,266	16,446
Real Estate	4,118,214	(88)	(15,958)	(57,782)	-	(4,044,386)	-	-	-	(57,782)
Total	$15,124,512	$1,993	$(15,925)	$(51,118)	$3,561,593	$(6,034,145)	$1,869,834	$(5,833,793)	$8,622,951	$(51,118)

MainStay VP U.S. Government Money Market Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

	Principal Amount		Amortized Cost
Short-Term Investments 100.0% †
Government Agency Debts 53.9%
Federal Agricultural Mortgage Corp.
0.70%, due 4/10/17	$10,000,000		$9,998,475
0.70%, due 4/12/17	20,000,000		19,995,355
0.70%, due 4/20/17	10,000,000		9,996,094
0.834%, due 8/1/17 (a)	5,000,000		5,000,363
1.018%, due 5/18/17 (a)	15,000,000		15,000,000
Federal Farm Credit Bank
0.70%, due 4/4/17	10,000,000		9,999,592
0.70%, due 4/6/17	15,000,000		14,998,917
0.70%, due 4/7/17	10,000,000		9,999,083
0.70%, due 4/18/17	10,000,000		9,996,459
0.942%, due 4/27/17 (a)	3,000,000		2,999,805
1.022%, due 8/29/17 (a)	10,000,000		10,002,140
Federal Home Loan Bank
0.542%, due 4/3/17	35,000,000		34,998,960
0.70%, due 4/24/17	15,000,000		14,993,291
0.70%, due 4/25/17	15,000,000		14,992,600
0.74%, due 5/8/17	10,000,000		9,994,553
0.74%, due 5/9/17	10,000,000		9,991,978
0.74%, due 5/26/17	15,000,000		14,987,281
Federal Home Loan Mortgage Corporation
0.70%, due 4/10/17	15,000,000		14,997,345
0.70%, due 4/13/17	15,000,000		14,997,425
0.74%, due 5/11/17	10,000,000		9,991,667
0.74%, due 5/22/17	10,000,000		9,991,075
Federal National Mortgage Association
0.70%, due 4/26/17	15,000,000		14,993,646
0.74%, due 5/17/17	15,000,000		14,985,817
0.76%, due 6/28/17	15,000,000		14,971,583
Tennessee Valley Authority	15,000,000		14,999,093
Total Government Agency Debt (Cost $327,872,597)			327,872,597

Treasury Debts 23.4%
United States Treasury Bills
0.62%, due 4/6/17	15,000,000		14,999,099
0.70%, due 5/4/17	10,000,000		9,993,950
0.73%, due 4/13/17	15,000,000		14,996,820
0.74%, due 4/20/17	5,000,000		4,998,509
0.741%, due 4/27/17	20,000,000		19,989,275
United States Treasury Notes
0.625%, due 5/31/17	6,000,000		6,000,216
0.625%, due 6/30/17	5,000,000		5,000,657
0.625%, due 7/31/17	5,000,000		5,000,254
0.625%, due 8/31/17	5,000,000		5,000,301
0.625%, due 9/30/17	5,000,000		4,998,467
0.75%, due 10/31/17	5,000,000		5,002,003
0.75%, due 12/31/17	5,000,000		4,993,065
0.75%, due 4/30/18	5,000,000		4,980,811
0.856%, due 4/30/17 (a)	10,000,000		10,000,392
0.875%, due 4/30/17	6,000,000		6,001,200
0.875%, due 11/30/17	5,000,000		4,999,734
0.875%, due 1/31/18	10,000,000		9,996,810
0.875%, due 3/31/18	5,000,000		4,991,880
Total Treasury Debt (Cost $141,943,443)			141,943,443

Treasury Repurchase Agreements 22.7%
Bank of America N.A. 0.77%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $50,003,208 (Collateralized by a United States Treasury Note with a rate of 1.50% and a maturity date of 8/15/26, with a Principal Amount of $55,126,700 and a Market Value of $51,000,092)	50,000,000		50,000,000
Bank of Montreal 0.76%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $50,003,167 (Collateralized by United States Treasury securities with rates between 0.125% and 4.75% and maturity dates between 8/31/17 and 8/15/44, with a Principal Amount of $53,677,600 and a Market Value of $51,000,092)	50,000,000		50,000,000
RBC Capital Markets 0.76%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $25,001,583 (Collateralized by a United States Treasury securities with rates between 0.00% and 3.00% and maturity dates between 8/15/18 and 11/15/45, with a Principal Amount of $25,411,487 and a Market Value of $25,500,037)	25,000,000		25,000,000
TD Securities (U.S.A.) LLC 0.78%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $13,253,861 (Collateralized by United States Treasury Note with a rate of 4.25% and a maturity date 11/15/17, with a Principal Amount of $13,047,800 and a Market Value of $13,518,132)	13,253,000		13,253,000
Total Treasury Repurchase Agreements (Cost $138,253,000)			138,253,000
Total Short-Term Investments(b) (Cost $608,069,040)			608,069,040
Other Assets, Less Liabilities	(0.0	)‡	(37,441)
Net Assets	100.0%		$608,031,599

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of March 31, 2017.
(b)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Government Agency Debts	$—	$327,872,597	$—	$327,872,597
Treasury Debts	—	141,943,443	—	141,943,443
Treasury Repurchase Agreements	—	138,253,000	—	138,253,000
Total Investments in Securities	$—	$608,069,040	$—	$608,069,040

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2017, the Portfolio did not have any transfers among levels.

As of March 31, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP VanEck Global Hard Assets Portfolio

Portfolio of Investments March 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 97.4% †
	Bermuda 0.9%
	Golar LNG, Ltd. (Oil, Gas & Consumable Fuels)	125,800	$3,513,594

	Canada 16.2%
	Agnico Eagle Mines, Ltd. (Metals & Mining)	226,193	9,599,160
	Agrium, Inc. (Chemicals)	100,800	9,631,440
	Barrick Gold Corp. (Metals & Mining)	297,300	5,645,727
¤	First Quantum Minerals, Ltd. (Metals & Mining)	1,463,000	15,544,753
	Goldcorp, Inc. (Metals & Mining)	346,500	5,055,435
	Kinross Gold Corp. (Metals & Mining) (a)	745,900	2,618,109
	New Gold, Inc. (Metals & Mining) (a)	605,200	1,803,496
¤	Teck Resources, Ltd. Class B (Metals & Mining)	717,100	15,704,490
			65,602,610
	France 1.2%
	Vallourec S.A. (Energy Equipment & Services) (a)	694,400	4,610,651

	Luxembourg 1.1%
	Tenaris S.A., ADR (Energy Equipment & Services)	129,100	4,407,474

	South Africa 0.8%
	Petra Diamonds, Ltd. (Metals & Mining) (a)	1,957,300	3,268,919

	Switzerland 5.3%
¤	Glencore PLC (Metals & Mining) (a)	5,439,130	21,340,197

	United Kingdom 1.3%
	Randgold Resources, Ltd., ADR (Metals & Mining)	61,800	5,393,904

	United States 70.6%
	Callon Petroleum Co. (Oil, Gas & Consumable Fuels) (a)	281,900	3,709,804
	CF Industries Holdings, Inc. (Chemicals)	266,400	7,818,840
	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	109,800	13,120,002
	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	108,100	13,873,554
	CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	512,000	8,591,360
¤	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	149,500	15,505,392
¤	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	146,200	14,261,810
	Forum Energy Technologies, Inc. (Energy Equipment & Services) (a)	100,100	2,072,070
	Freeport-McMoRan, Inc. (Metals & Mining) (a)	353,100	4,717,416
	Green Plains, Inc. (Oil, Gas & Consumable Fuels)	189,800	4,697,550
¤	Halliburton Co. (Energy Equipment & Services)	345,900	17,021,739
	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (Real Estate Investment Trusts)	53,500	1,080,700
	Hess Corp. (Oil, Gas & Consumable Fuels)	155,000	7,472,550
	Laredo Petroleum, Inc. (Oil, Gas & Consumable Fuels) (a)	717,700	10,478,420
	Louisiana-Pacific Corp. (Paper & Forest Products) (a)	337,600	8,379,232
¤	Nabors Industries, Ltd. (Energy Equipment & Services)	1,113,200	14,549,524
	Newfield Exploration Co. (Oil, Gas & Consumable Fuels) (a)	320,500	11,829,655
	Newmont Mining Corp. (Metals & Mining)	269,800	8,892,608
¤	Parsley Energy, Inc. Class A (Oil, Gas & Consumable Fuels) (a)	513,300	16,687,383
¤	Patterson-UTI Energy, Inc. (Energy Equipment & Services)	627,200	15,222,144
	PDC Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	176,500	11,004,775
¤	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	83,300	15,512,959
	ProPetro Holding Corp. (Energy Equipment & Services) (a)	290,400	3,743,256
	RSP Permian, Inc. (Oil, Gas & Consumable Fuels) (a)	97,700	4,047,711
	Schlumberger, Ltd. (Energy Equipment & Services)	176,500	13,784,650
	Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	466,900	2,073,036
	Steel Dynamics, Inc. (Metals & Mining)	237,800	8,265,928
	Sunrun, Inc. (Electrical Equipment) (a)	245,000	1,323,000
	Superior Energy Services, Inc. (Energy Equipment & Services) (a)	474,900	6,772,074
	Tyson Foods, Inc. Class A (Food Products)	58,000	3,579,180
	Union Pacific Corp. (Road & Rail)	43,100	4,565,152
	Weatherford International PLC (Energy Equipment & Services) (a)	1,592,100	10,587,465
			285,240,939
	Total Common Stocks (Cost $373,168,236)		393,378,288

	Principal Amount
Short-Term Investment 2.7%
Repurchase Agreement 2.7%
United States 2.7%
Fixed Income Clearing Corp. 0.09%, dated 3/31/17 due 4/3/17 Proceeds at Maturity $10,827,302 (Collateralized by a United States Treasury Note with a rate of 3.625% and a maturity date of 2/15/20, with a Principal Amount of $10,380,000 and a Market Value of $11,044,413)	$10,827,221	10,827,221
Total Short-Term Investment (Cost $10,827,221)		10,827,221
Total Investments (Cost $383,995,457) (b)	100.1%	404,205,509
Other Assets, Less Liabilities	(0.1)	(266,418)
Net Assets	100.0%	$403,939,091

†	Percentages indicated are based on Portfolio net assets.
¤	Among the Portfolio's 10 largest holdings, as of March 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	As of March 31, 2017, cost was $392,545,558 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$65,325,125
Gross unrealized depreciation	(53,665,174)
Net unrealized appreciation	$11,659,951

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$393,378,288	$—	$—	$393,378,288
Short-Term Investment
Repurchase Agreement	—	10,827,221	—	10,827,221
Total Investments in Securities	$393,378,288	$10,827,221	$—	$404,205,509

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 31, 2017, certain foreign equity securities with a market value of $25,144,278 were transferred from Level 2 to Level 1 as the prices of these securities were based on observable quoted prices in active markets.

As of March 31, 2017, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS March 31, 2017 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").

The Board of Trustees (the "Board") of MainStay VP Funds Trust (the “Trust”) adopted procedures establishing methodologies for the valuation of each Portfolio's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Trust (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Portfolios' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Portfolio.

To assess the appropriateness of security valuations, the Manager, Subadvisor(s) or the Portfolios' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security or other asset is submitted by the Valuation Committee to the Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

“Fair value” is defined as the price that a Portfolio would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for an identical asset or liability

• Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Portfolios' own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of March 31, 2017, the aggregate value by input level of each Portfolio's assets and liabilities is included at the end of each Portfolio's respective Portfolio of Investments or Consolidated Portfolio of Investments.

The Portfolios may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolios generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Portfolios may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of a value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Portfolios’ valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Portfolios’ valuation procedures are designed to value a security at the price a Portfolio may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination there under would, in fact, approximate the amount that a Portfolio would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended March 31, 2017, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of March 31, 2017, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Portfolios may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Portfolios' net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of March 31, 2017, no foreign equity securities held by a Portfolio were fair valued in such a manner.

Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Securities held by the U.S. Government Money Market Portfolio are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.

Unfunded commitments represent the remaining obligation of the Portfolio to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market. As of March 31, 2017, the Floating Rate Portfolio had unfunded commitments pursuant to the following loan agreements:

Borrower	Unfunded Commitments	Unrealized Appreciation
Go Daddy Operating Co. LLC
Delayed Draw Term Loan TBD, due 2/15/24	$1,141,141	$428
Avantor Performance Materials Holdings LLC
2017 Delayed Draw Term Loan TBD, due 3/10/24	133,874	753

Commitments are available until maturity date.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. These securities are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of the High Yield Corporate Bond Portfolio’s Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

Asset Class	Fair Value at 3/31/17*	Valuation Technique	Unobservable Inputs	Range
Convertible Bond (1)	$15,827,527	Market Approach	Estimated Enterprise Value	$520.9m - $604.0m
			Discount Rates	15.26% - 19.12%

Corporate Bonds (2)	19,150,183	Income Approach	Estimated Yield	17.43%
			Spread Adjustment	4.75%
	20,190	Market Approach	Estimated Remaining Claims/Value	$0.001

Common Stocks (5)	544,194	Income Approach	Discount Rate	15.00%
			Liquidity Discount	20.00%
	5,939,364	Market Approach	EBITDA Multiple	5.75x - 9.5x
			Estimated Enterprise Value	$598.3m - $1,107.0m
			Estimated Volatility	20.20%
	$41,481,458

* The table above does not include certain Level 3 investments that were valued by brokers and pricing services without adjustment. As of March 31, 2017, the value of these investments was $12,540,350. The inputs for these investments were not readily available or cannot be reasonably estimated.

A security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Portfolio to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Portfolio. Under the supervision of the Board, the Manager or Subadvisor(s) measures the liquidity of a Portfolio’s investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued by methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value. The liquidity of each Portfolio’s investments, as shown in their respective accompanying Portfolio of Investments, was measured as of March 31, 2017 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of March 31, 2017, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Investments in Affiliates (in 000s) During the period ended March 31, 2017, purchases and sales transactions, income earned from investments and percentages of ownership of Affiliated Investment Companies were as follows:

Floating Rate Portfolio

Affiliated Investment Company	Value, beginning of period (000)	Cost of Purchases (000)	Proceeds of Sales (000)	Dividend Income (000)	Capital Gain Distributions Received (000)	Value, end of period (000)	% Ownership
MainStay High Yield Corporate Bond Fund Class I	$7,773	$-	$-	$126	$-	$7,813	0.1

Conservative Allocation Portfolio

Affiliated Investment Company	Value, beginning of period (000)	Cost of Purchases (000)	Proceeds of Sales (000)	Dividend Income (000)	Capital Gain Distributions Received (000)	Value, end of period (000)	% Ownership
IQ 50 Percent Hedged FTSE Europe ETF	$-	$6,626	$(114)	$22	$-	$6,591	8.3
IQ 50 Percent Hedged FTSE International ETF	15,656	71	(432)	61	-	16,310	8.1
IQ Enhanced Core Plus Bond U.S. ETF	38,170	2,025	(131)	204	-	40,334	18.6
IQ Global Resources ETF	4,465	64	(17)	-	-	4,638	2.2
MainStay Cushing MLP Premier Fund Class I	6,535	143	(244)	143	-	6,510	1.0
MainStay Emerging Markets Equity Fund Class I	1,946	55	-	-	-	2,296	1.8
MainStay Epoch Capital Growth Fund Class I	6,769	34	(21)	-	-	7,317	7.8
MainStay Epoch Global Choice Fund Class I	19,253	-	(729)	-	-	20,134	11.7
MainStay Epoch International Choice Fund Class I	6,255	19	(2,249)	-	-	4,434	0.8
MainStay Epoch U.S. All Cap Fund Class I	28,047	-	(6,008)	-	-	24,054	3.1
MainStay Epoch U.S. Equity Yield Fund Class I	2,699	13	(297)	13	-	2,542	2.5
MainStay High Yield Corporate Bond Fund Class I	-	4,745	(5,121)	27	-	-	-
MainStay High Yield Municipal Bond Fund Class I	14,192	178	(365)	155	-	14,442	0.8
MainStay High Yield Opportunities Fund Class I	5,153	36	(4,849)	36	-	-	-
MainStay ICAP Equity Fund Class I	9,001	14	(6,864)	14	-	2,702	0.7
MainStay International Opportunities Fund Class I	5,317	18	(2,851)	-	-	2,746	0.6
MainStay MAP Equity Fund Class I	28,018	46	(4,299)	-	-	25,661	3.5
MainStay Short Duration High Yield Fund Class I	19,015	600	(293)	220	-	19,340	3.5
MainStay Total Return Bond Fund Class I	26,264	5,337	(5,473)	182	-	26,253	2.5
MainStay U.S. Equity Opportunities Fund Class I	28,086	165	(5,341)	-	-	24,197	3.3
MainStay VP Absolute Return Multi Strategy Portfolio Initial Class	75,164	-	(1,078)	-	-	73,625	37.3
MainStay VP Bond Portfolio Initial Class	196,531	687	(13,071)	-	-	185,790	36.3
MainStay VP Convertible Portfolio Initial Class	4,347	13,273	(387)	110	-	17,517	7.6
MainStay VP Cornerstone Growth Portfolio Initial Class	-	7,881	(52)	-	-	8,030	2.0
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class	6,944	10,027	(422)	-	-	16,192	12.0
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	12,361	73	(979)	-	-	12,362	4.2
MainStay VP Emerging Markets Equity Portfolio Initial Class	23,755	2,029	(2,307)	-	-	26,991	8.9
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	-	8,734	(218)	-	-	8,802	2.5
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class	22,293	97	(5,809)	-	-	17,462	5.9
MainStay VP Floating Rate Portfolio Initial Class	62,975	2,997	(371)	618	-	65,674	20.6
MainStay VP High Yield Corporate Bond Portfolio Initial Class	42,115	1	(4,021)	-	-	38,930	6.1
MainStay VP Large Cap Growth Portfolio Initial Class	39,060	43	(18,188)	-	-	24,617	5.9
MainStay VP Mid Cap Core Portfolio Initial Class	26,697	-	(6,799)	-	-	21,114	4.4
MainStay VP PIMCO Real Return Portfolio Initial Class	6,036	257	(14)	-	-	6,378	16.5
MainStay VP S&P 500 Index Portfolio Initial Class	6,653	2,280	(4,618)	-	-	4,795	0.5
MainStay VP Small Cap Core Portfolio Initial Class	16,181	313	(2,016)	-	-	14,558	8.8
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	26,430	485	(2,052)	-	-	25,755	5.3
MainStay VP Unconstrained Bond Portfolio Initial Class	22,532	178	(133)	175	-	22,697	18.3
Total	$854,915	$69,544	$(108,233)	$1,980	$-	$841,790

Moderate Allocation Portfolio

Affiliated Investment Company	Value, beginning of period (000)	Cost of Purchases (000)	Proceeds of Sales (000)	Dividend Income (000)	Capital Gain Distributions Received (000)	Value, end of period (000)	% Ownership
IQ 50 Percent Hedged FTSE Europe ETF	$-	$7,698	$-	$26	$-	$7,792	9.8
IQ 50 Percent Hedged FTSE International ETF	19,387	366	(91)	79	-	20,927	10.4
IQ Enhanced Core Plus Bond U.S. ETF	52,753	3,941	(87)	283	-	56,992	26.2
IQ Global Resources ETF	9,730	121	(38)	-	-	10,086	4.8
MainStay Cushing MLP Premier Fund Class I	9,147	270	(227)	204	-	9,290	1.5
MainStay Emerging Markets Equity Fund Class I	4,167	92	-	-	-	4,889	3.8
MainStay Epoch Capital Growth Fund Class I	9,191	42	(24)	-	-	9,937	10.6
MainStay Epoch Global Choice Fund Class I	26,033	-	(181)	-	-	28,044	16.2
MainStay Epoch International Choice Fund Class I	31,503	-	(1,956)	-	-	32,140	6.1
MainStay Epoch U.S. All Cap Fund Class I	67,115	-	(5,901)	-	-	66,024	8.5
MainStay Epoch U.S. Equity Yield Fund Class I	6,473	34	(112)	34	-	6,696	6.6
MainStay High Yield Corporate Bond Fund Class I	-	3,871	(4,187)	22		-	-
MainStay High Yield Municipal Bond Fund Class I	12,911	148	(265)	145	-	13,194	0.8
MainStay High Yield Opportunities Fund Class I	4,170	29	(3,914)	29	-	-	-
MainStay ICAP Equity Fund Class I	29,729	56	(20,786)	56	-	10,732	2.7
MainStay International Opportunities Fund Class I	28,529	-	(3,936)	-	-	26,400	6.2
MainStay MAP Equity Fund Class I	68,008	271	(2,068)	-	-	70,785	9.6
MainStay Short Duration High Yield Fund Class I	27,571	645	(446)	318	-	27,798	5.1
MainStay Total Return Bond Fund Class I	33,192	4,422	(4,533)	230	-	33,237	3.2
MainStay U.S. Equity Opportunities Fund Class I	67,557	635	(4,634)	-	-	66,631	9.1
MainStay VP Absolute Return Multi Strategy Portfolio Initial Class	69,276	259	(1,037)	-	-	68,072	34.5
MainStay VP Bond Portfolio Initial Class	138,895	1,166	(19,620)	-	-	121,524	23.8
MainStay VP Convertible Portfolio Initial Class	6,000	18,771	(117)	158	-	25,052	10.8
MainStay VP Cornerstone Growth Portfolio Initial Class	-	11,172	-	-	-	11,457	2.8
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class	10,014	10,762	(242)	-	-	19,854	14.8
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	11,123	87	(206)	-	-	11,837	4.0
MainStay VP Emerging Markets Equity Portfolio Initial Class	40,231	3,667	(1,678)	-	-	48,203	15.9
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	-	13,292	(25)	-	-	13,671	1.9
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class	38,762	45	(2,745)	-	-	37,796	12.8
MainStay VP Floating Rate Portfolio Initial Class	55,611	10,455	(483)	565	-	65,632	20.5
MainStay VP High Yield Corporate Bond Portfolio Initial Class	37,106	34	(8,756)	-	-	29,082	4.6
MainStay VP International Equity Portfolio Initial Class	9,668	5	(2,640)	-	-	7,847	4.5
MainStay VP Large Cap Growth Portfolio Initial Class	88,211	384	(31,354)	-	-	65,966	15.8
MainStay VP Mid Cap Core Portfolio Initial Class	52,309	31	(4,753)	-	-	50,097	10.5
MainStay VP PIMCO Real Return Portfolio Initial Class	7,989	451	(2)	-	-	8,570	22.2
MainStay VP S&P 500 Index Portfolio Initial Class	8,025	1,871	(6,225)	-	-	4,217	0.4
MainStay VP Small Cap Core Portfolio Initial Class	14,870	303	(155)	-	-	15,114	9.2
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	66,502	911	(1,359)	-	-	68,284	14.1
MainStay VP Unconstrained Bond Portfolio Initial Class	31,837	246	(238)	246	-	32,014	25.8
Total	$1,193,595	$96,553	$(135,021)	$2,395	$-	$1,205,883

Moderate Growth Allocation Portfolio

Affiliated Investment Company	Value, beginning of period (000)	Cost of Purchases (000)	Proceeds of Sales (000)	Dividend Income (000)	Capital Gain Distributions Received (000)	Value, end of period (000)	% Ownership
IQ 50 Percent Hedged FTSE Europe ETF	$-	$11,392	$-	$38	$-	$11,530	14.5
IQ 50 Percent Hedged FTSE International ETF	26,839	4,768	-	125	-	33,387	16.6
IQ Enhanced Core Plus Bond U.S. ETF	21,329	-	(18,605)	42	-	2,809	1.3
IQ Global Resources ETF	21,992	217	(335)	-	-	22,492	10.6
MainStay Cushing MLP Premier Fund Class I	14,369	319	(333)	319	-	14,514	2.3
MainStay Emerging Markets Equity Fund Class I	9,447	131	-	-	-	11,003	8.5
MainStay Epoch Capital Growth Fund Class I	15,228	36	(24)	-	-	16,447	17.5
MainStay Epoch Global Choice Fund Class I	43,253	-	(302)	-	-	46,596	27.0
MainStay Epoch International Choice Fund Class I	91,660	373	(2,794)	-	-	96,936	18.3
MainStay Epoch U.S. All Cap Fund Class I	135,388	-	(2,222)	-	-	142,826	18.3
MainStay Epoch U.S. Equity Yield Fund Class I	14,089	87	(208)	74	-	14,625	14.4
MainStay High Yield Corporate Bond Fund Class I	-	6,998	(7,559)	40	-	-	-
MainStay High Yield Municipal Bond Fund Class I	3,437	33	(1,453)	33	-	2,105	0.1
MainStay High Yield Opportunities Fund Class I	7,750	53	(7,300)	53	-	-	-
MainStay ICAP Equity Fund Class I	52,857	133	(30,922)	133	-	25,449	6.3
MainStay International Opportunities Fund Class I	83,188	-	(7,013)	-	-	81,585	19.1
MainStay MAP Equity Fund Class I	138,408	515	(2,677)	-	-	145,563	19.7
MainStay Short Duration High Yield Fund Class I	47,035	836	(1,289)	539	-	46,629	8.5
MainStay Total Return Bond Fund Class I	21,408	7,607	(26,262)	48	-	2,802	0.3
MainStay U.S. Equity Opportunities Fund Class I	137,860	351	(660)	-	-	143,739	19.6
MainStay VP Absolute Return Multi Strategy Portfolio Initial Class	49,821	215	(359)	-	-	49,369	25.0
MainStay VP Convertible Portfolio Initial Class	10,135	32,538	(203)	271	-	43,148	18.7
MainStay VP Cornerstone Growth Portfolio Initial Class	-	19,151	-	-	-	19,639	4.9
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class	35,246	21,765	(723)	-	-	54,757	40.7
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	56,127	277	(1,547)	-	-	59,052	20.0
MainStay VP Emerging Markets Equity Portfolio Initial Class	84,732	7,041	(2,965)	-	-	101,316	33.4
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	-	23,887	-	-	-	24,572	3.4
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class	109,631	-	(3,863)	-	-	110,720	37.5
MainStay VP Floating Rate Portfolio Initial Class	93,939	18,907	(1,258)	958	-	111,672	35.0
MainStay VP High Yield Corporate Bond Portfolio Initial Class	67,014	158	(19,972)	-	-	48,416	7.6
MainStay VP International Equity Portfolio Initial Class	31,067	-	(3,772)	-	-	30,158	17.1
MainStay VP Large Cap Growth Portfolio Initial Class	175,446	911	(70,688)	-	-	123,063	29.5
MainStay VP Mid Cap Core Portfolio Initial Class	125,538	-	(3,165)	-	-	128,423	26.8
MainStay VP PIMCO Real Return Portfolio Initial Class	13,570	1,224	(50)	-	-	14,976	38.8
MainStay VP S&P 500 Index Portfolio Initial Class	14,813	292	(10,713)	-	-	5,289	0.5
MainStay VP Small Cap Core Portfolio Initial Class	72,823	782	(685)	-	-	73,383	44.6
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	141,671	652	(491)	-	-	146,569	30.3
MainStay VP Unconstrained Bond Portfolio Initial Class	54,983	423	(733)	423	-	54,965	44.4
Total	$2,022,093	$162,072	$(231,145)	$3,096	$-	$2,060,524

Growth Allocation Portfolio

Affiliated Investment Company	Value, beginning of period (000)	Cost of Purchases (000)	Proceeds of Sales (000)	Dividend Income (000)	Capital Gain Distributions Received (000)	Value, end of period (000)	% Ownership
IQ 50 Percent Hedged FTSE Europe ETF	$-	$5,632	$-	$19	$-	$5,701	7.2
IQ 50 Percent Hedged FTSE International ETF	13,375	2,070	(19)	61	-	16,312	8.1
IQ Global Resources ETF	13,983	548	(107)	-	-	14,812	7.0
MainStay Cushing MLP Premier Fund Class I	6,562	219	(345)	145	-	6,507	1.0
MainStay Emerging Markets Equity Fund Class I	5,308	104	(42)	-	-	6,171	4.7
MainStay Epoch Capital Growth Fund Class I	6,692	386	-	-	-	7,613	8.1
MainStay Epoch Global Choice Fund Class I	17,631	368	(32)	-	-	19,464	11.3
MainStay Epoch International Choice Fund Class I	51,313	2,770	(665)	-	-	57,812	10.9
MainStay Epoch U.S. All Cap Fund Class I	71,510	269	(1,293)	-	-	75,617	9.7
MainStay Epoch U.S. Equity Yield Fund Class I	7,545	60	(1,122)	35	-	6,839	6.8
MainStay ICAP Equity Fund Class I	29,514	146	(20,891)	56	-	10,780	2.7
MainStay International Opportunities Fund Class I	46,655	1,399	(2,808)	-	-	48,367	11.3
MainStay MAP Equity Fund Class I	70,553	3,512	(473)	-	-	78,454	10.6
MainStay U.S. Equity Opportunities Fund Class I	78,048	1,754	(3,993)	-	-	79,347	10.8
MainStay VP Absolute Return Multi Strategy Portfolio Initial Class	1,151	-	(1,150)	-	-	-	-
MainStay VP Cornerstone Growth Portfolio Initial Class	-	9,043	-	-	-	9,255	2.3
MainStay VP Cushing Renaissance Advantage Portfolio Initial Class	18,505	25,922	(251)	-	-	43,246	32.1
MainStay VP Eagle Small Cap Growth Portfolio Initial Class	30,844	599	(223)	-	-	33,568	11.4
MainStay VP Emerging Markets Equity Portfolio Initial Class	50,027	2,880	(941)	-	-	59,329	19.6
MainStay VP Epoch U.S. Equity Yield Portfolio Initial Class	-	13,782	-	-	-	14,068	1.9
MainStay VP Epoch U.S. Small Cap Portfolio Initial Class	52,259	1,201	(596)	-	-	55,249	18.7
MainStay VP International Equity Portfolio Initial Class	16,812	236	(1,832)	-	-	16,793	9.5
MainStay VP Large Cap Growth Portfolio Initial Class	102,770	5,281	(32,807)	-	-	85,542	20.5
MainStay VP Mid Cap Core Portfolio Initial Class	60,836	198	(228)	-	-	63,742	13.3
MainStay VP S&P 500 Index Portfolio Initial Class	16,573	42	(5,157)	-	-	12,452	1.2
MainStay VP Small Cap Core Portfolio Initial Class	39,072	1,244	(348)	-	-	40,229	24.4
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class	74,078	2,419	(421)	-	-	78,589	16.3
Total	$881,616	$82,084	$(75,744)	$316	$-	$945,858

CUSIP
IQ 50 Percent Hedged FTSE Europe ETF	45409B552	INDEXIQ ETF TRUST IQ 50 PERC IQ 50PCT HEDGED FTSE EUR ETF
IQ 50 Percent Hedged FTSE International ETF	45409B560	INDEXIQ ETF TRUST IQ 50 PERC IQ 50PCT HEDGED FTSE INT ETF
IQ Enhanced Core Bond US ETF	45409B487	IQ ENHANCED CORE BOND US ETF IQ ENHANCED CORE BOND US ETF
IQ Enhanced Core Plus Bond US ETF	45409B479	IQ ENHANCED CORE PLUS BOND US IQ ENHANCED CORE PLUS BOND U
IQ Global Resources ETF	45409B883
MainStay Absolute Return Multi-Strategy Fund Class I	56064B399	MAINSTAY ABSOLUTE RETURN MULTI
MainStay Cushing MLP Premier Fund Class I	56064B530	MAINSTAY CUSHING MLP PREMIER
MainStay Cushing Renaissance Advantage Fund Class I	56064B449	MAINSTAY CUSHING RENAISSANCE
MainStay Emerging Markets Opportunities Fund Class I	56064B597	MAINSTAY Emerging Markets
MainStay Epoch Capital Growth Fund Class I	56063N782
MainStay Epoch Global Choice Fund Class I	56063J708	MAINSTAY EPOCH GLOBAL CHOICE
MainStay Epoch U.S. All Cap Fund Class I	56063J120	MAINSTAY EPOCH U.S. ALL CAP
MainStay Epoch U.S. Equity Yield Fund Class I	56063J302	MAINSTAY EPOCH US EQUITY YIELD MAINSTAY EP US EQUITY YLD IS
MainStay Epoch U.S. Small Cap Fund Class I	56064B407	MAINSTAY US SMALL CAP FUND
MainStay Floating Rate Fund Class I	56063J344	MAINSTAY FLOATING RATE FUND
MainStay High Yield Corporate Bond Fund Class I	56062X708	MAINSTAY HIGH YIELD CORPORATE
MainStay High Yield Opportunities Fund Class I	56063J757	MAINSTAY HIGH YIELD OPPORTUNITY
MainStay ICAP Equity Fund Class I	56063J492	MAINSTAY ICAP EQUITY FUND
MainStay ICAP International Fund Class I	56063J716	MAINSTAY ICAP INTERNATIONAL
MainStay Indexed Bond Fund Class I	56063J252	MAINSTAY INDEXED BOND FUND
MainStay International Equity Fund Class I	56062X807	MAINSTAY INTERNATIONAL EQUITY
MainStay International Opportunities Fund Class I	56063U638	MAINSTAY INTERNATIONAL OPP FUND
MainStay Large Cap Growth Fund Class I	56062X641	MAINSTAY LARGE CAP GROWTH FUND
MainStay MAP Fund Class I	56062F228	MAINSTAY MAP
MainStay S&P 500 Index Fund Class I	56063J161	MAINSTAY S+P 500 INDEX FUND
MainStay Short Duration High Yield Fund Class I	56064B738	MAINSTAY SHORT DURATION HIGH
MainStay Total Return Bond Fund Class I	56063J195	MAINSTAY TOTAL RETURN BOND
MainStay Unconstrained Bond Fund Class I	56062X500	MAINSTAY UNCONSTRAINED BOND
MainStay U.S. Equity Opportunities Fund Class I	56063U729	MAINSTAY US EQUITY OPP FUND

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP FUNDS TRUST

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	May 30, 2017

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	May 30, 2017